Schedules of Investments

November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.0%
BASIC MATERIALS - 1.4%
Chemicals - 0.5%
3,527	Air Products & Chemicals Inc.	$920,723
96,656	Celanese Corp., Class A Shares	4,025,722
4,016	Ecolab Inc.	1,105,043
26,699	Linde PLC	10,955,134
3,728	Sherwin-Williams Co.	1,281,276
2,573	Solstice Advanced Materials Inc.*	122,681
	Total Chemicals	18,410,579
Mining - 0.9%
123,354	Alcoa Corp.	5,148,796
292,130	Freeport-McMoRan Inc.	12,555,747
156,491	Newmont Corp.	14,198,429
1,294	Southern Copper Corp.	174,405
	Total Mining	32,077,377
	TOTAL BASIC MATERIALS	50,487,956
COMMUNICATIONS - 13.3%
Advertising - 0.3%
168,281	Omnicom Group Inc.	12,052,285
Internet - 11.2%
18,408	Airbnb Inc., Class A Shares*	2,153,552
397,615	Alphabet Inc., Class A Shares	127,308,371
75,727	Alphabet Inc., Class C Shares	24,241,727
495,612	Amazon.com Inc.*	115,586,631
8,355	AppLovin Corp., Class A Shares*	5,008,656
560	Booking Holdings Inc.	2,752,227
23,611	DoorDash Inc., Class A Shares*	4,683,714
36,171	eBay Inc.	2,994,597
46,207	Maplebear Inc.*	1,941,156
127,815	Meta Platforms Inc., Class A Shares	82,817,729
117,580	Netflix Inc.*	12,649,256
31,493	Palo Alto Networks Inc.*	5,987,764
7,855	Reddit Inc., Class A Shares*	1,700,372
8,538	Spotify Technology SA*	5,113,152
28,869	TripAdvisor Inc.*	429,282
132,622	Uber Technologies Inc.*	11,609,730
4,303	Wayfair Inc., Class A Shares*	476,772
	Total Internet	407,454,688
Media - 0.3%
59,193	Comcast Corp., Class A Shares	1,579,861
95,682	Walt Disney Co.	9,995,899
	Total Media	11,575,760
Telecommunications - 1.5%
39,816	Arista Networks Inc.*	5,203,155
348,907	AT&T Inc.	9,078,560
426,378	Cisco Systems Inc.	32,805,523
2,732	Motorola Solutions Inc.	1,009,966
7,226	T-Mobile US Inc.	1,510,306

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Telecommunications - (continued)
67,572	Verizon Communications Inc.	$2,777,885
	Total Telecommunications	52,385,395
	TOTAL COMMUNICATIONS	483,468,128
CONSUMER CYCLICAL - 9.7%
Airlines - 0.9%
498,118	Delta Air Lines Inc.	31,929,364
Apparel - 0.4%
15,561	Deckers Outdoor Corp.*	1,369,835
84,895	LVMH Moet Hennessy Louis Vuitton SE, ADR(a)	12,586,533
18,527	NIKE Inc., Class B Shares	1,197,400
	Total Apparel	15,153,768
Auto Manufacturers - 1.2%
11,443	Cummins Inc.	5,698,385
15,487	General Motors Co.	1,138,604
8,200	PACCAR Inc.	864,444
80,343	Tesla Inc.*	34,561,149
	Total Auto Manufacturers	42,262,582
Distribution/Wholesale - 0.2%
207,128	Copart Inc.*	8,073,850
Entertainment - 0.5%
2,315	Live Nation Entertainment Inc.*	304,307
1,459,006	Universal Music Group NV, ADR(a)	18,631,506
	Total Entertainment	18,935,813
Home Builders - 0.4%
102,524	Lennar Corp., Class A Shares	13,461,401
Home Furnishings - 0.2%
116,029	Dolby Laboratories Inc., Class A Shares	7,826,156
Leisure Time - 0.4%
20,443	Royal Caribbean Cruises Ltd.	5,442,949
140,756	Viking Holdings Ltd.*	9,399,685
	Total Leisure Time	14,842,634
Lodging - 0.2%
116,985	Las Vegas Sands Corp.	7,973,697
3,592	Marriott International Inc., Class A Shares	1,094,806
	Total Lodging	9,068,503
Retail - 5.3%
583	AutoZone Inc.*	2,305,374
405,894	BJ's Wholesale Club Holdings Inc.*	36,217,922
17,618	Casey's General Stores Inc.	10,050,364
45,375	Cava Group Inc.*	2,218,384
139,546	Chipotle Mexican Grill Inc., Class A Shares*	4,817,128
29,150	Costco Wholesale Corp.	26,631,149
749	Domino's Pizza Inc.	314,303
23,672	Ferguson Enterprises Inc.	5,957,532
43,734	Five Below Inc.*	7,211,299
15,971	Home Depot Inc.	5,700,369
67,180	Lithia Motors Inc., Class A Shares	21,419,671
42,620	Lowe's Cos., Inc.	10,334,498

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
11,466	McDonald's Corp.	$3,575,328
147,407	O'Reilly Automotive Inc.*	14,991,292
177,427	Restaurant Brands International Inc.	12,843,941
143,819	Starbucks Corp.	12,528,073
7,273	Target Corp.	659,079
24,157	TJX Cos., Inc.	3,669,931
4,523	Ulta Beauty Inc.*	2,437,128
69,835	Walmart Inc.	7,717,466
	Total Retail	191,600,231
	TOTAL CONSUMER CYCLICAL	353,154,302
CONSUMER NON-CYCLICAL - 12.7%
Agriculture - 0.2%
27,000	Altria Group Inc.	1,593,270
24,885	Philip Morris International Inc.	3,918,890
	Total Agriculture	5,512,160
Beverages - 0.6%
62,187	Coca-Cola Co.	4,547,114
20,700	Keurig Dr Pepper Inc.	577,530
176,890	Monster Beverage Corp.*	13,264,981
21,891	PepsiCo Inc.	3,256,067
	Total Beverages	21,645,692
Biotechnology - 1.0%
2,011	Alnylam Pharmaceuticals Inc.*	907,423
19,560	Amgen Inc.	6,757,198
80,996	Gilead Sciences Inc.	10,192,537
19,428	Illumina Inc.*	2,553,811
32,169	Incyte Corp.*	3,360,374
9,091	Regeneron Pharmaceuticals Inc.	7,092,707
14,327	Sarepta Therapeutics Inc.*	305,738
7,746	Vertex Pharmaceuticals Inc.*	3,358,743
	Total Biotechnology	34,528,531
Commercial Services - 0.6%
6,536	Automatic Data Processing Inc.	1,668,641
5,500	Cintas Corp.	1,023,110
2,554	Moody's Corp.	1,253,452
15,589	PayPal Holdings Inc.	977,274
4,912	S&P Global Inc.	2,450,253
154,301	StoneCo Ltd., Class A Shares*	2,599,972
115,404	TransUnion	9,815,110
14,216	Verisk Analytics Inc., Class A Shares	3,199,595
	Total Commercial Services	22,987,407
Cosmetics/Personal Care - 0.4%
12,820	Colgate-Palmolive Co.	1,030,600
88,815	Estee Lauder Cos., Inc., Class A Shares	8,354,827
37,585	Procter & Gamble Co.	5,568,593
	Total Cosmetics/Personal Care	14,954,020
Food - 0.6%
20,733	Flowers Foods Inc.	222,465

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Food - (continued)
287,400	Kroger Co.	$19,336,272
20,669	Mondelez International Inc., Class A Shares	1,189,914
	Total Food	20,748,651
Healthcare-Products - 3.4%
27,675	Abbott Laboratories	3,567,308
89,218	Agilent Technologies Inc.	13,694,963
69,375	Alcon AG	5,502,131
23,620	Boston Scientific Corp.*	2,399,320
36,576	Danaher Corp.	8,294,705
76,722	Edwards Lifesciences Corp.*	6,649,496
251,473	GE HealthCare Technologies Inc.	20,115,325
18,990	IDEXX Laboratories Inc.*	14,297,191
5,703	Intuitive Surgical Inc.*	3,270,556
242,070	Medtronic PLC	25,497,233
5,570	Stryker Corp.	2,067,473
28,836	Thermo Fisher Scientific Inc.	17,037,174
	Total Healthcare-Products	122,392,875
Healthcare-Services - 2.1%
4,288	Cigna Group	1,188,977
27,310	Elevance Health Inc.	9,237,880
2,806	HCA Healthcare Inc.	1,426,262
36,764	Humana Inc.	9,035,488
96,115	Labcorp Holdings Inc.	25,833,790
91,417	UnitedHealth Group Inc.	30,146,584
	Total Healthcare-Services	76,868,981
Household Products/Wares - 0.0%
5,273	Kimberly-Clark Corp.	575,390
Pharmaceuticals - 3.8%
84,436	AbbVie Inc.	19,226,077
113,641	Becton Dickinson & Co.	22,048,627
156,332	Bristol-Myers Squibb Co.	7,691,534
16,470	Cardinal Health Inc.	3,495,922
16,857	Cencora Inc.	6,219,053
20,000	CVS Health Corp.	1,607,200
16,526	DexCom Inc.*	1,048,905
18,165	Eli Lilly & Co.	19,535,913
22,604	Jazz Pharmaceuticals PLC*	3,990,284
179,812	Johnson & Johnson	37,206,699
2,003	McKesson Corp.	1,764,883
40,277	Merck & Co., Inc.	4,222,238
392,283	Pfizer Inc.	10,097,365
7,115	Zoetis Inc., Class A Shares	912,001
	Total Pharmaceuticals	139,066,701
	TOTAL CONSUMER NON-CYCLICAL	459,280,408
ENERGY - 2.6%
Energy-Alternate Sources - 0.0%
6,688	Enphase Energy Inc.*	192,949

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - 2.6%
30,858	Chevron Corp.	$4,663,570
20,226	ConocoPhillips	1,793,844
58,749	Diamondback Energy Inc.	8,964,510
8,804	EOG Resources Inc.	949,511
145,953	EQT Corp.	8,882,700
252,223	Exxon Mobil Corp.	29,237,690
78,453	Marathon Petroleum Corp.	15,198,700
535,474	Permian Resources Corp., Class A Shares	7,759,018
110,193	Phillips 66	15,092,033
16,178	Weatherford International PLC	1,210,114
	Total Oil & Gas	93,751,690
Oil & Gas Services - 0.0%
24,000	SLB Ltd.	869,760
Pipelines - 0.0%
19,500	Williams Cos., Inc.	1,188,135
	TOTAL ENERGY	96,002,534
FINANCIAL - 15.1%
Banks - 4.6%
501,503	Bank of America Corp.	26,905,636
18,777	Bank of New York Mellon Corp.	2,104,902
184,677	Citigroup Inc.	19,132,537
12,747	First Citizens BancShares Inc., Class A Shares	23,937,464
536,540	First Horizon Corp.	11,986,304
21,170	Goldman Sachs Group Inc.	17,487,267
128,770	JPMorgan Chase & Co.	40,315,312
98,496	Morgan Stanley	16,710,831
54,800	NU Holdings Ltd., Class A Shares*	952,972
6,338	PNC Financial Services Group Inc.	1,208,783
20,973	Truist Financial Corp.	975,244
24,963	US Bancorp	1,224,435
52,130	Wells Fargo & Co.	4,475,360
	Total Banks	167,417,047
Diversified Financial Services - 3.4%
8,762	American Express Co.	3,200,496
6,600	Apollo Global Management Inc.	870,210
100,866	Ares Management Corp., Class A Shares	15,820,832
2,437	Blackrock Inc.	2,552,270
189,496	Blue Owl Capital Inc., Class A Shares	2,842,440
6,100	Brookfield Asset Management Ltd., Class A Shares	321,714
47,849	Capital One Financial Corp.	10,482,280
95,365	Charles Schwab Corp.	8,843,197
36,603	CME Group Inc., Class A Shares	10,302,280
6,800	Interactive Brokers Group Inc., Class A Shares	442,136
9,095	Intercontinental Exchange Inc.	1,430,644
70,374	Mastercard Inc., Class A Shares	38,742,998
53,205	Visa Inc., Class A Shares	17,793,880
127,698	Voya Financial Inc.	8,977,169

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - (continued)
111,129	Western Union Co.	$976,824
	Total Diversified Financial Services	123,599,370
Equity Real Estate Investment Trusts (REITs) - 0.2%
7,511	American Tower Corp.	1,361,519
1,558	Equinix Inc.	1,173,657
14,863	Prologis Inc.	1,910,342
2,558	Public Storage	702,273
10,800	Welltower Inc.	2,248,776
	Total Equity Real Estate Investment Trusts (REITs)	7,396,567
Insurance - 5.5%
7,800	Aflac Inc.	860,418
121,063	American International Group Inc.	9,220,158
51,406	Aon PLC, Class A Shares	18,193,612
3,570	Arch Capital Group Ltd.*	335,295
4,100	Arthur J Gallagher & Co.	1,015,242
104,775	Assurant Inc.	23,905,464
197,714	Berkshire Hathaway Inc., Class B Shares*	101,587,430
5,941	Chubb Ltd.	1,759,605
9,271	Fairfax Financial Holdings Ltd.(a)	15,945,564
7,927	Marsh & McLennan Cos., Inc.	1,454,208
9,029	MetLife Inc.	691,260
9,406	Progressive Corp.	2,151,999
3,593	Travelers Cos., Inc.	1,052,246
62,485	Willis Towers Watson PLC	20,057,685
	Total Insurance	198,230,186
Private Equity - 1.4%
11,700	Blackstone Inc.	1,713,114
495,472	Brookfield Corp.	23,287,184
197,759	Carlyle Group Inc.	10,783,798
117,464	KKR & Co., Inc.	14,367,022
	Total Private Equity	50,151,118
	TOTAL FINANCIAL	546,794,288
INDUSTRIAL - 10.0%
Aerospace/Defense - 1.3%
11,587	Boeing Co.*	2,189,943
4,088	General Dynamics Corp.	1,396,583
16,830	General Electric Co.	5,022,913
21,277	Howmet Aerospace Inc.	4,353,061
60,953	L3Harris Technologies Inc.	16,986,992
3,317	Lockheed Martin Corp.	1,518,722
16,522	Northrop Grumman Corp.	9,454,715
21,434	RTX Corp.	3,749,021
886	TransDigm Group Inc.	1,205,111
	Total Aerospace/Defense	45,877,061
Building Materials - 3.7%
575,425	Amrize Ltd.*	29,640,142
92,353	Carlisle Cos., Inc.	29,374,719
12,900	Carrier Global Corp.	707,952

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Building Materials - (continued)
525,897	CRH PLC	$63,086,604
10,535	Johnson Controls International PLC	1,225,326
11,927	Martin Marietta Materials Inc.	7,433,383
9,287	Trane Technologies PLC	3,914,285
	Total Building Materials	135,382,411
Electrical Components & Equipment - 0.3%
5,238	Acuity Inc.	1,919,308
6,300	Eaton Corp. PLC	2,179,107
58,137	Emerson Electric Co.	7,754,313
	Total Electrical Components & Equipment	11,852,728
Electronics - 0.9%
22,026	Amphenol Corp., Class A Shares	3,103,463
53,427	Honeywell International Inc.	10,268,135
22,962	Hubbell Inc., Class B Shares	9,906,496
34,242	TE Connectivity PLC	7,743,828
	Total Electronics	31,021,922
Environmental Control - 0.4%
3,200	Republic Services Inc., Class A Shares	694,592
128,968	Veralto Corp.	13,054,141
5,921	Waste Management Inc.	1,290,008
	Total Environmental Control	15,038,741
Machinery-Construction & Mining - 0.9%
24,188	Caterpillar Inc.	13,926,483
30,258	GE Vernova Inc.	18,147,841
	Total Machinery-Construction & Mining	32,074,324
Machinery-Diversified - 0.8%
56,435	Deere & Co.	26,213,493
21,238	Dover Corp.	3,934,977
	Total Machinery-Diversified	30,148,470
Miscellaneous Manufacturers - 0.1%
8,600	3M Co.	1,479,630
4,734	Illinois Tool Works Inc.	1,180,091
2,060	Parker-Hannifin Corp.	1,775,102
	Total Miscellaneous Manufacturers	4,434,823
Transportation - 1.6%
398,753	CSX Corp.	14,099,906
20,802	FedEx Corp.	5,734,695
3,569	Norfolk Southern Corp.	1,042,469
149,809	Union Pacific Corp.	34,730,221
11,779	United Parcel Service Inc., Class B Shares	1,128,311
	Total Transportation	56,735,602
	TOTAL INDUSTRIAL	362,566,082
TECHNOLOGY - 27.8%
Computers - 6.9%
10,014	Accenture PLC, Class A Shares	2,503,500
712,025	Apple Inc.	198,548,171
24,324	CACI International Inc., Class A Shares*	15,010,340
21,000	Check Point Software Technologies Ltd.*	3,922,170

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Computers - (continued)
3,900	Crowdstrike Holdings Inc., Class A Shares*	$1,985,724
22,896	Dell Technologies Inc., Class C Shares	3,053,182
9,034	EPAM Systems Inc.*	1,689,358
10,177	Fortinet Inc.*	825,660
42,039	International Business Machines Corp.	12,972,395
16,925	NetApp Inc.	1,888,153
36,228	Pure Storage Inc., Class A Shares*	3,222,843
4,189	Rubrik Inc., Class A Shares*	290,381
20,026	Zscaler Inc.*	5,036,539
	Total Computers	250,948,416
Semiconductors - 11.0%
78,352	Advanced Micro Devices Inc.*	17,043,910
7,914	Analog Devices Inc.	2,099,901
83,312	Applied Materials Inc.	21,015,452
283,335	Broadcom Inc.	114,172,672
163,963	Intel Corp.*	6,650,339
3,369	KLA Corp.	3,960,158
20,410	Lam Research Corp.	3,183,960
13,800	Marvell Technology Inc.	1,233,720
17,827	Micron Technology Inc.	4,215,729
1,212,111	NVIDIA Corp.	214,543,647
18,746	QUALCOMM Inc.	3,151,015
30,901	Teradyne Inc.	5,620,583
14,540	Texas Instruments Inc.	2,446,646
	Total Semiconductors	399,337,732
Software - 9.9%
52,764	Adobe Inc.*	16,891,339
2,600	Atlassian Corp., Class A Shares*	388,752
6,335	Autodesk Inc.*	1,921,659
4,410	Cadence Design Systems Inc.*	1,375,214
2,851	Datadog Inc., Class A Shares*	456,189
146,633	Fiserv Inc.*	9,013,531
479	HubSpot Inc.*	175,946
23,340	Intuit Inc.	14,799,427
835	Magic Leap Inc., Series D, Private Placement*@(a)(b)	3,131
417,755	Microsoft Corp.	205,539,638
1,714	MSCI Inc., Class A Shares	966,216
139,546	Nutanix Inc., Class A Shares*	6,670,299
68,690	Oracle Corp.	13,871,945
103,123	Palantir Technologies Inc., Class A Shares*	17,371,069
21,207	Paycom Software Inc.	3,417,932
30,233	ROBLOX Corp., Class A Shares*	2,873,042
1,717	Roper Technologies Inc.	766,160
28,561	Salesforce Inc.	6,584,453
21,211	ServiceNow Inc.*	17,232,029
57,463	Snowflake Inc., Class A Shares*	14,437,004
4,200	Strategy Inc., Class A Shares*	744,156
2,967	Synopsys Inc.*	1,240,236
20,688	Tyler Technologies Inc.*	9,715,499

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
35,546	Veeva Systems Inc., Class A Shares*	$8,541,348
3,400	Workday Inc., Class A Shares*	733,108
67,314	ZoomInfo Technologies Inc., Class A Shares*	667,755
	Total Software	356,397,077
	TOTAL TECHNOLOGY	1,006,683,225
UTILITIES - 0.4%
Electric - 0.4%
8,565	American Electric Power Co., Inc.	1,060,090
16,492	Constellation Energy Corp.	6,009,025
13,605	Dominion Energy Inc.	853,986
12,442	Duke Energy Corp.	1,542,062
32,946	NextEra Energy Inc.	2,842,910
10,406	Sempra	985,656
17,577	Southern Co.	1,601,616
1,026	Vistra Corp.	183,511
	Total Electric	15,078,856
	TOTAL UTILITIES	15,078,856
	TOTAL COMMON STOCKS
	(Cost - $2,509,564,499)	3,373,515,779
EXCHANGE TRADED FUNDS (ETFs) - 5.7%
122,929	iShares S&P 500 Value	26,112,578
342,908	Vanguard Mega Capital Growth	142,070,213
199,649	Vanguard Value	38,029,142
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $178,634,033)	206,211,933
PREFERRED STOCKS - 0.0%
INDUSTRIAL - 0.0%
Machinery - 0.0%
108,389	Nuro Inc., Series C, Private Placement*@(a)(b)	593,972
26,242	Nuro Inc., Series D*@(a)(b)	177,396
	Total Machinery	771,368
	TOTAL INDUSTRIAL	771,368
	TOTAL PREFERRED STOCKS
	(Cost - $1,962,008)	771,368
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,690,160,540)	3,580,499,080

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.3%
TIME DEPOSITS - 1.3%
7,010		ANZ National Bank - London, 3.220% due 12/1/25	$7,010
2,423	CHF	BNP Paribas SA - Paris, (0.300)% due 12/1/25	3,015
		Citibank - London:
95,217	EUR	0.880% due 12/1/25	110,418
4	GBP	2.910% due 12/1/25	6
30,989,821		Citibank - New York, 3.220% due 12/1/25	30,989,821
7,111,465		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	7,111,465
1,313		Royal Bank of Canada - Toronto, 3.220% due 12/1/25	1,313
4,139,827		Skandinaviska Enskilda Banken AB - Stockholm, 3.220% due 12/1/25	4,139,827
3,477,208		Sumitomo Mitsui Banking Corp. - Tokyo, 3.220% due 12/1/25	3,477,208
		TOTAL TIME DEPOSITS
		(Cost - $45,840,083)	45,840,083
		TOTAL INVESTMENTS - 100.0%
		(Cost - $2,736,000,623)	3,626,339,163
		Liabilities in Excess of Other Assets - 0.0%	(808,790)
		TOTAL NET ASSETS - 100.0%	$3,625,530,373

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2025, amounts to $47,938,102 and represents 1.32% of net assets.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Magic Leap Inc., Series D, Private Placement	10/12/2017	$406,053	$3,131	0.00	%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	593,972	0.02%
Nuro Inc., Series D	10/29/2021	547,033	177,396	0.00	%*
			$774,499	0.02%

* Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Large Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Technology	27.8%
Financial	15.1
Communications	13.3
Consumer Non-cyclical	12.7
Industrial	10.0
Consumer Cyclical	9.7
Energy	2.6
Basic Materials	1.4
Utilities	0.4
Exchange Traded Funds (ETFs)	5.7
Short-Term Investments	1.3
100.0%

^ As a percentage of total investments.

At November 30, 2025, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	12	12/25	$4,013,290	$4,115,700	$102,410

At November 30, 2025, Destinations Large Cap Equity Fund had deposited cash of $212,006 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.2%
BASIC MATERIALS - 4.6%
Chemicals - 1.2%
641	AdvanSix Inc.	$9,865
647	Albemarle Corp.	84,104
1,025	American Vanguard Corp.*	4,776
292	Ashland Inc.	15,447
53,300	Axalta Coating Systems Ltd.*	1,605,929
822	Balchem Corp.	128,405
23,432	Cabot Corp.	1,466,140
1,677	Calumet Inc.*	32,366
561	Celanese Corp., Class A Shares	23,366
851	CF Industries Holdings Inc.	66,974
3,583	Chemours Co.	45,827
1,788	Codexis Inc.*	3,093
3,650	Dow Inc.	87,052
2,220	DuPont de Nemours Inc.	88,289
643	Eastman Chemical Co.	39,917
2,936	Ecovyst Inc.*	27,011
1,332	Element Solutions Inc.	34,525
619	FMC Corp.	8,846
469	Hawkins Inc.	60,979
1,318	HB Fuller Co.	76,813
946	Huntsman Corp.	9,857
19,974	Ingevity Corp.*	1,043,242
8,624	Innospec Inc.	644,730
1,321	International Flavors & Fragrances Inc.	91,783
325	Intrepid Potash Inc.*	8,223
477	Koppers Holdings Inc.	14,153
907	Kronos Worldwide Inc.	4,598
1,317	LyondellBasell Industries NV, Class A Shares	64,520
1,369	Mativ Holdings Inc.	17,099
768	Minerals Technologies Inc.	45,043
1,614	Mosaic Co.	39,527
29	NewMarket Corp.	22,142
225	Oil-Dri Corp. of America	12,247
691	Olin Corp.	14,580
1,426	Orion SA	7,244
30,418	Perimeter Solutions Inc.*	848,054
1,215	PPG Industries Inc.	121,549
1,110	Qnity Electronics Inc.	90,010
369	Quaker Chemical Corp.	50,867
1,554	Rayonier Advanced Materials Inc.*	10,148
16,279	Rogers Corp.*	1,364,343
653	RPM International Inc.	70,034
1,051	Sensient Technologies Corp.	102,462
559	Stepan Co.	25,339
1,243	Trinseo PLC	1,211
3,099	Tronox Holdings PLC	12,830
103	Valhi Inc.	1,306
197	Westlake Corp.	13,162
	Total Chemicals	8,660,027

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
BASIC MATERIALS - (continued)
Forest Products & Paper - 0.0%
2,794	International Paper Co.	$110,307
1,008	Magnera Corp.*	14,273
817	Sylvamo Corp.	38,702
	Total Forest Products & Paper	163,282
Iron/Steel - 0.8%
16,064	Carpenter Technology Corp.	5,117,026
3,024	Cleveland-Cliffs Inc.*	39,433
2,831	Commercial Metals Co.	180,561
240	Friedman Industries Inc.	4,870
1,218	Nucor Corp.	194,259
272	Reliance Inc.	75,975
757	Steel Dynamics Inc.	127,047
	Total Iron/Steel	5,739,171
Mining - 2.6%
1,308	Alcoa Corp.	54,596
65,712	Almonty Industries Inc.*	450,784
2,694	American Battery Technology Co.*	10,076
2,687	Anglogold Ashanti PLC	230,222
361	Caledonia Mining Corp. PLC	11,122
54,144	Cameco Corp.*	4,792,285
4,249	Centrus Energy Corp., Class A Shares*	1,101,766
1,348	Century Aluminum Co.*	40,400
80,923	Coeur Mining Inc.*	1,397,540
1,024	Compass Minerals International Inc.*	19,446
3,390	Constellium SE, Class A Shares*	56,986
353	Contango ORE Inc.*	8,550
784	Critical Metals Corp.*	6,452
2,447	Dakota Gold Corp.*	11,427
4,551	Encore Energy Corp.*	12,424
45,859	Energy Fuels Inc.*	660,370
3,607	Ferroglobe PLC	15,979
14,595	Hecla Mining Co.	245,488
143,623	IAMGOLD Corp.*	2,231,901
442	Idaho Strategic Resources Inc.*	17,543
67,192	Ivanhoe Electric Inc.*	961,517
413	Kaiser Aluminum Corp.	39,669
1,514	Lifezone Metals Ltd.*	5,920
14,011	MP Materials Corp.*	867,981
250,210	NexGen Energy Ltd.*	2,241,882
1,805	NioCorp Developments Ltd.*	11,299
7,369	Novagold Resources Inc.*	75,090
31,413	Perpetua Resources Corp.*	808,571
442	Royal Gold Inc.	90,097
5,121	SSR Mining Inc.*	119,217
43,023	United States Antimony Corp.*	262,870
272	United States Lime & Minerals Inc.	33,067
93,573	Uranium Energy Corp.*	1,148,141
372	US Gold Corp.*	6,421

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
BASIC MATERIALS - (continued)
Mining - (continued)
1,378	Vox Royalty Corp.	$6,601
	Total Mining	18,053,700
	TOTAL BASIC MATERIALS	32,616,180
COMMUNICATIONS - 4.3%
Advertising - 0.0%
3,342	Advantage Solutions Inc.*	3,174
554	Boston Omaha Corp., Class A Shares*	6,886
1,720	National CineMedia Inc.	7,413
1,156	Nexxen International Ltd., ADR*	7,479
1,705	Omnicom Group Inc.	122,112
2,762	Stagwell Inc., Class A Shares*	14,804
650	TechTarget Inc.*	3,400
2,364	Trade Desk Inc., Class A Shares*	93,520
	Total Advertising	258,788
Internet - 1.4%
1,097	1-800-Flowers.com Inc., Class A Shares*	3,741
989	Angi Inc., Class A Shares*	11,294
346	AudioEye Inc.*	4,277
1,452	Backblaze Inc., Class A Shares*	6,882
2,614	BARK Inc.*	1,869
1,568	Bed Bath & Beyond Inc.*	9,439
1,595	Bumble Inc., Class A Shares*	5,662
1,976	Cargurus Inc., Class A Shares*	69,713
1,694	Cars.com Inc.*	19,650
706	CDW Corp.	101,819
1,062	Chewy Inc., Class A Shares*	36,926
1,175	Cogent Communications Holdings Inc.	22,419
6,560	Coupang Inc., Class A Shares*	184,730
355	Crexendo Inc.*	2,478
2,441	eBay Inc.	202,090
1,100	Entravision Communications Corp., Class A Shares	3,058
697	ePlus Inc.	62,451
515	Etsy Inc.*	27,923
2,928	Eventbrite Inc., Class A Shares*	7,291
609	EverQuote Inc., Class A Shares*	16,071
647	Expedia Group Inc.	165,431
297	F5 Inc.*	71,030
47,402	Figs Inc., Class A Shares*	464,066
7,826	fuboTV Inc., Class A Shares*	23,791
625	Gambling.com Group Ltd.*	3,544
2,827	Gen Digital Inc.	74,548
2,372	Getty Images Holdings Inc.*(a)	3,653
711	GoDaddy Inc., Class A Shares*	90,908
961	Grindr Inc.*	12,330
696	Groupon Inc., Class A Shares*	11,769
611	HealthStream Inc.	15,367
4,712	Hims & Hers Health Inc.*	187,349
430	IAC Inc.*	15,080
362	Lands' End Inc.*	5,716
841	LifeMD Inc.*	3,221

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Internet - (continued)
515	Liquidity Services Inc.*	$15,471
2,123	Lyft Inc., Class A Shares*	44,647
3,372	Magnite Inc.*	49,535
922	Maplebear Inc.*	38,733
1,238	Match Group Inc.	41,238
725	MediaAlpha Inc., Class A Shares*	9,251
1,111	Nerdy Inc.*	1,489
272	Newsmax Inc., Class B Shares*	2,258
5,858	Nextdoor Holdings Inc.*	10,251
2,424	Open Lending Corp.*	4,630
581	OptimizeRx Corp.*	8,872
3,050	Pinterest Inc., Class A Shares*	79,666
1,563	Q2 Holdings Inc.*	112,739
1,358	QuinStreet Inc.*	18,958
95,153	RealReal Inc.*	1,377,815
623	Reddit Inc., Class A Shares*	134,861
1,036	Revolve Group Inc., Class A Shares*	25,040
25,773	Robinhood Markets Inc., Class A Shares*	3,311,573
658	Roku Inc., Class A Shares*	63,688
2,282	Rumble Inc.*(a)	15,449
1,396	Serve Robotics Inc.*(a)	14,323
632	Shutterstock Inc.	13,158
2,548	Sprinklr Inc., Class A Shares*	18,422
2,392	Stitch Fix Inc., Class A Shares*	10,166
2,755	TripAdvisor Inc.*	40,967
3,536	TrueCar Inc.*	7,532
864	Trump Media & Technology Group Corp.*	9,971
182	Tucows Inc., Class A Shares*	3,944
2,992	Upwork Inc.*	59,062
445	VeriSign Inc.	112,136
124	Vivid Seats Inc., Class A Shares*	956
15,959	Wayfair Inc., Class A Shares*	1,768,257
1,476	Yelp Inc., Class A Shares*	42,671
1,001	Ziff Davis Inc.*	32,853
288	Zillow Group Inc., Class A Shares*	20,837
832	Zillow Group Inc., Class C Shares*	61,884
1,692	ZipRecruiter Inc., Class A Shares*	8,037
	Total Internet	9,538,926
Media - 0.2%
1,186	AMC Networks Inc., Class A Shares*	10,579
149	Cable One Inc.	17,461
482	Charter Communications Inc., Class A Shares*	96,458
1,107	CuriosityStream Inc.	5,325
1,114	EW Scripps Co., Class A Shares*	4,712
196	FactSet Research Systems Inc.	54,345
1,104	Fox Corp., Class A Shares	72,312
790	Fox Corp., Class B Shares	46,026
2,846	Gray Media Inc.	14,002
1,923	iHeartMedia Inc., Class A Shares*	7,557
83	Liberty Broadband Corp., Class A Shares*	3,844

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Media - (continued)
572	Liberty Broadband Corp., Class C Shares*	$26,478
954	Liberty Global Ltd., Class A Shares*	10,885
921	Liberty Global Ltd., Class C Shares*	10,573
626	Liberty Latin America Ltd., Class A Shares*	5,434
3,363	Liberty Latin America Ltd., Class C Shares*	29,426
126	Liberty Media Corp. Liberty Formula One, Class A Shares*	11,073
1,149	Liberty Media Corp. Liberty Formula One, Class C Shares*	110,281
816	New York Times Co., Class A Shares	52,632
1,935	News Corp., Class A Shares	49,691
654	News Corp., Class B Shares	19,247
140	Nexstar Media Group Inc., Class A Shares	26,900
7,696	Optimum Communications Inc., Class A Shares*	14,623
544	Scholastic Corp.	16,070
1,034	Sinclair Inc.	16,296
938	Sirius XM Holdings Inc.	19,942
685	Sphere Entertainment Co.*	57,944
3,860	TEGNA Inc.	75,347
1,126	Thryv Holdings Inc.*	6,339
3,430	USA TODAY Co., Inc.*	17,184
12,524	Warner Bros Discovery Inc.*	300,576
1,024	WideOpenWest Inc.*	5,304
	Total Media	1,214,866
Telecommunications - 2.7%
1,822	A10 Networks Inc.	31,375
2,127	ADTRAN Holdings Inc.*	16,867
233	Anterix Inc.*	4,791
15,154	Applied Digital Corp.*	410,673
16,050	AST SpaceMobile Inc., Class A Shares*	902,010
418	ATN International Inc.	8,816
435	Aviat Networks Inc.*	9,618
92	BK Technologies Corp.*	5,887
805	BlackSky Technology Inc., Class A Shares*	14,265
1,418	Calix Inc.*	78,373
759	Ciena Corp.*	154,995
287	Clearfield Inc.*	8,426
38,828	CommScope Holding Co., Inc.*	766,465
33,204	Corning Inc.	2,795,777
3,603	Credo Technology Group Holding Ltd.*	639,893
4,071	DigitalBridge Group Inc.	39,529
3,299	EchoStar Corp., Class A Shares*	241,784
3,334	Extreme Networks Inc.*	58,345
222	Frequency Electronics Inc.*	6,358
1,355	Frontier Communications Parent Inc.*	51,382
16	GCI Liberty Inc., Class A Shares*	533
114	GCI Liberty Inc., Class C Shares*	3,798
1,313	Globalstar Inc.*	79,765
1,939	Gogo Inc.*	13,864
186,890	Harmonic Inc.*	1,786,668
387	IDT Corp., Class B Shares	19,261
453	Inseego Corp.*	4,951

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Telecommunications - (continued)
7,235	InterDigital Inc.	$2,588,321
454	Iridium Communications Inc.	7,446
23,929	Lumen Technologies Inc.*	194,064
629	Millicom International Cellular SA	33,381
6,800	Motorola Solutions Inc.	2,513,824
700	NETGEAR Inc.*	18,515
398,000	Nokia OYJ, ADR	2,419,840
563	Ooma Inc.*	6,328
2,552	Powerfleet Inc. NJ*	12,683
54	Preformed Line Products Co.	11,084
2,118	Ribbon Communications Inc.*	6,057
2,250	Satellogic Inc., Class A Shares*	3,713
1,155	Shenandoah Telecommunications Co.	12,624
397	Spok Holdings Inc.	5,272
2,366	Telephone & Data Systems Inc.	95,279
24	Ubiquiti Inc.	13,994
2,853	Viasat Inc.*	97,944
165,881	Viavi Solutions Inc.*	2,975,905
	Total Telecommunications	19,170,743
	TOTAL COMMUNICATIONS	30,183,323
CONSUMER CYCLICAL - 10.2%
Airlines - 0.5%
614	Alaska Air Group Inc.*	26,316
398	Allegiant Travel Co.*	30,248
3,296	American Airlines Group Inc.*	46,309
42,853	Delta Air Lines Inc.	2,746,877
2,391	Frontier Group Holdings Inc.*	10,903
8,209	JetBlue Airways Corp.*	37,515
1,014	SkyWest Inc.*	102,941
2,632	Southwest Airlines Co.	91,620
1,498	Sun Country Airlines Holdings Inc.*	20,523
1,727	United Airlines Holdings Inc.*	176,085
	Total Airlines	3,289,337
Apparel - 0.7%
298	Birkenstock Holding PLC*	12,912
2,777	Capri Holdings Ltd.*	70,452
831	Carter's Inc.	26,517
188	Columbia Sportswear Co.	10,097
272	Crocs Inc.*	23,115
777	Deckers Outdoor Corp.*	68,399
1,820	Ermenegildo Zegna NV	19,419
1,369	Kontoor Brands Inc.	101,785
317	Lakeland Industries Inc.	4,812
1,126	On Holding AG, Class A Shares*	49,533
382	Oxford Industries Inc.	14,577
256	PVH Corp.	21,699
200	Ralph Lauren Corp., Class A Shares	73,466
153	Rocky Brands Inc.	4,647
29,612	Steven Madden Ltd.	1,237,189
552	Superior Group of Cos., Inc.	5,365

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Apparel - (continued)
12,535	Tapestry Inc.	$1,369,825
683	Torrid Holdings Inc.*	888
950	Under Armour Inc., Class A Shares*	4,389
948	Under Armour Inc., Class C Shares*	4,200
103,395	VF Corp.	1,809,413
202	Weyco Group Inc.	6,052
1,960	Wolverine World Wide Inc.	31,772
	Total Apparel	4,970,523
Auto Manufacturers - 0.2%
8,190	Blue Bird Corp.*	427,682
742	Cummins Inc.	369,501
2,865	Faraday Future Intelligent Electric Inc.*(a)	3,295
21,049	Ford Motor Co.	279,531
5,001	Hyliion Holdings Corp.*	9,402
654	Lucid Group Inc., Class A Shares*(a)	8,914
1,180	REV Group Inc.	62,858
3,954	Rivian Automotive Inc., Class A Shares*	66,664
1,100	Wabash National Corp.	9,284
	Total Auto Manufacturers	1,237,131
Auto Parts & Equipment - 0.7%
1,999	Adient PLC*	38,901
873	Aeva Technologies Inc.*	9,734
431	Allison Transmission Holdings Inc.	38,213
2,783	American Axle & Manufacturing Holdings Inc.*	18,284
1,178	Aptiv PLC*	91,354
5,928	Aurora Innovation Inc., Class A Shares*	24,838
1,205	BorgWarner Inc.	51,887
14,031	Cooper-Standard Holdings Inc.*	438,469
3,376	Dana Inc.	75,656
13,731	Dorman Products Inc.*	1,816,199
544	Douglas Dynamics Inc.	17,577
1,105	Fox Factory Holding Corp.*	16,343
3,281	Garrett Motion Inc.	54,235
50,045	Gentex Corp.	1,142,527
817	Gentherm Inc.*	29,142
6,271	Goodyear Tire & Rubber Co.*	54,307
958	Holley Inc.*	4,081
5,337	indie Semiconductor Inc., Class A Shares*	19,000
266	Lear Corp.	28,558
664	Luminar Technologies Inc., Class A Shares*(a)	602
1,230	Methode Electronics Inc.	9,323
5,712	Microvast Holdings Inc.*	20,106
270	Miller Industries Inc.	10,460
323	Motorcar Parts of America Inc.*	4,257
937	Phinia Inc.	50,682
2,174	QuantumScape Corp., Class A Shares*	26,566
2,971	Solid Power Inc.*	15,449
522	Standard Motor Products Inc.	19,596
128	Strattec Security Corp.*	9,600
1,165	Titan International Inc.*	9,425

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Auto Parts & Equipment - (continued)
8,674	Visteon Corp.	$895,591
633	XPEL Inc.*	29,422
	Total Auto Parts & Equipment	5,070,384
Distribution/Wholesale - 0.5%
555	A-Mark Precious Metals Inc.	15,934
971	Core & Main Inc., Class A Shares*	46,938
117	EVI Industries Inc.	2,392
6,195	Fastenal Co.	250,278
1,048	G-III Apparel Group Ltd.*	30,549
349	Global Industrial Co.	9,995
799	Hudson Technologies Inc.*	5,433
1,451	LKQ Corp.	43,080
20,742	OPENLANE Inc.*	527,677
183	Pool Corp.	44,579
995	RB Global Inc.	97,709
3,356	Resideo Technologies Inc.*	110,714
1,508	Rush Enterprises Inc., Class A Shares	78,507
207	Rush Enterprises Inc., Class B Shares	11,048
503	ScanSource Inc.*	20,683
221	SiteOne Landscape Supply Inc.*	29,676
76,895	ThredUp Inc., Class A Shares*	578,250
475	Titan Machinery Inc.*	8,797
6,195	VSE Corp.	1,116,277
179	Watsco Inc.	62,006
244	WESCO International Inc.	65,248
241	WW Grainger Inc.	228,620
	Total Distribution/Wholesale	3,384,390
Entertainment - 0.7%
1,269	Accel Entertainment Inc., Class A Shares*	12,995
11,090	AMC Entertainment Holdings Inc., Class A Shares*	27,171
238	Atlanta Braves Holdings Inc., Class A Shares*	10,370
1,102	Atlanta Braves Holdings Inc., Class C Shares*	43,860
2,659	Brightstar Lottery PLC	41,587
1,035	Caesars Entertainment Inc.*	24,084
327	Churchill Downs Inc.	35,672
2,565	Cinemark Holdings Inc.	70,230
2,571	DraftKings Inc., Class A Shares*	85,254
945	Flutter Entertainment PLC*	197,325
533	Golden Entertainment Inc.	16,001
28,680	IMAX Corp.*	1,064,028
394	Inspired Entertainment Inc.*	3,239
107	Liberty Media Corp. Liberty Live, Class A Shares*	8,230
263	Liberty Media Corp. Liberty Live, Class C Shares*	20,832
4,471	Lionsgate Studios Corp.*	33,354
845	Live Nation Entertainment Inc.*	111,075
1,025	Madison Square Garden Entertainment Corp., Class A Shares*	50,707
78	Madison Square Garden Sports Corp.*	17,786
678	Marriott Vacations Worldwide Corp.	37,019
329	Monarch Casino & Resort Inc.	31,775
859	Penn Entertainment Inc.*	12,748

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Entertainment - (continued)
515	Pursuit Attractions & Hospitality Inc.*	$17,680
291	RCI Hospitality Holdings Inc.	7,089
1,171	Red Rock Resorts Inc., Class A Shares	68,585
492	Reservoir Media Inc.*	3,749
69,073	Rush Street Interactive Inc.*	1,273,706
2,308	Six Flags Entertainment Corp.*	35,035
317	Starz Entertainment Corp.*	3,477
4,047	Super Group SGHC Ltd.	43,829
9,524	TKO Group Holdings Inc., Class A Shares	1,846,608
638	United Parks & Resorts Inc.*	23,025
179	Vail Resorts Inc.	25,098
436	Webtoon Entertainment Inc.*	6,065
	Total Entertainment	5,309,288
Food Service - 0.0%
1,349	Aramark	50,142
Home Builders - 0.9%
756	Beazer Homes USA Inc.*	17,290
190	Cavco Industries Inc.*	113,173
635	Century Communities Inc.	41,459
1,394	Champion Homes Inc.*	119,661
1,454	DR Horton Inc.	231,200
683	Dream Finders Homes Inc., Class A Shares*	13,503
440	Forestar Group Inc.*	11,229
822	Green Brick Partners Inc.*	55,797
127	Hovnanian Enterprises Inc., Class A Shares*	16,711
10,164	Installed Building Products Inc.	2,724,155
1,615	KB Home	103,893
4,274	LCI Industries	485,826
1,192	Lennar Corp., Class A Shares	156,510
38	Lennar Corp., Class B Shares	4,696
551	LGI Homes Inc.*	28,663
635	M/I Homes Inc.*	87,370
1,779	Meritage Homes Corp.	130,009
15	NVR Inc.*	112,609
1,067	PulteGroup Inc.	135,712
2,362	Taylor Morrison Home Corp., Class A Shares*	148,074
12,719	Thor Industries Inc.	1,343,381
506	Toll Brothers Inc.	70,754
2,150	Tri Pointe Homes Inc.*	73,358
741	Winnebago Industries Inc.	26,817
	Total Home Builders	6,251,850
Home Furnishings - 0.7%
50,124	Alliance Laundry Holdings Inc.*	1,191,447
1,228	Arhaus Inc., Class A Shares*	12,697
939	Daktronics Inc.*	17,775
342	Dolby Laboratories Inc., Class A Shares	23,068
554	Ethan Allen Interiors Inc.	13,097
93	Flexsteel Industries Inc.	3,676
224	Hamilton Beach Brands Holding Co., Class A Shares	3,573
3,131	Leggett & Platt Inc.	32,124

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Home Furnishings - (continued)
309	Lovesac Co.*	$4,434
1,825	MillerKnoll Inc.	28,890
446	SharkNinja Inc.*	43,516
471	Sleep Number Corp.*	2,402
39,507	Somnigroup International Inc.	3,615,681
2,861	Sonos Inc.*	53,100
2,027	Traeger Inc.*	1,847
313	Whirlpool Corp.	24,211
1,443	Xperi Inc.*	8,355
	Total Home Furnishings	5,079,893
Housewares - 0.0%
216	Central Garden & Pet Co.*	7,379
1,364	Central Garden & Pet Co., Class A Shares*	42,202
2,321	Newell Brands Inc.	8,472
246	Scotts Miracle-Gro Co.	13,928
	Total Housewares	71,981
Leisure Time - 0.7%
672	Acushnet Holdings Corp.	56,515
746	Amer Sports Inc.*	27,699
423	American Outdoor Brands Inc.*	3,033
400	Brunswick Corp.	26,444
5,733	Carnival Corp.*	147,797
535	Clarus Corp.	1,915
175	Escalade Inc.	2,320
2,112	Global Business Travel Group I*	16,283
704	Harley-Davidson Inc.	17,241
98	Johnson Outdoors Inc., Class A Shares	4,017
33,039	Life Time Group Holdings Inc.*	922,449
18,240	Lindblad Expeditions Holdings Inc.*	219,427
1,183	Livewire Group Inc.*	5,040
517	Malibu Boats Inc., Class A Shares*	14,678
442	Marine Products Corp.	3,744
354	MasterCraft Boat Holdings Inc.*	6,542
2,437	Norwegian Cruise Line Holdings Ltd.*	44,987
2,259	OneSpaWorld Holdings Ltd.	46,129
782	Patrick Industries Inc.	84,628
9,545	Peloton Interactive Inc., Class A Shares*	64,810
7,859	Planet Fitness Inc., Class A Shares*	879,972
1,276	Polaris Inc.	84,675
1,365	Royal Caribbean Cruises Ltd.	363,431
9,739	Sabre Corp.*	15,680
3,694	Topgolf Callaway Brands Corp.*	47,579
13,105	Viking Holdings Ltd.*	875,152
554	Xponential Fitness Inc., Class A Shares*	3,679
17,840	YETI Holdings Inc.*	740,003
	Total Leisure Time	4,725,869
Lodging - 0.4%
288	Boyd Gaming Corp.	23,991
157	Choice Hotels International Inc.	14,328
1,469	Hilton Grand Vacations Inc.*	62,917

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Lodging - (continued)
1,254	Hilton Worldwide Holdings Inc.	$357,428
201	Hyatt Hotels Corp., Class A Shares	33,042
32,346	Las Vegas Sands Corp.	2,204,703
630	Marcus Corp.	9,891
1,036	MGM Resorts International*	36,561
385	Travel + Leisure Co.	26,403
381	Wyndham Hotels & Resorts Inc.	27,889
424	Wynn Resorts Ltd.	54,560
	Total Lodging	2,851,713
Office Furnishings - 0.0%
1,110	HNI Corp.	46,087
1,472	Interface Inc., Class A Shares	41,084
2,039	Steelcase Inc., Class A Shares	33,215
491	Virco Mfg. Corp.	3,457
	Total Office Furnishings	123,843
Retail - 4.2%
1,185	Abercrombie & Fitch Co., Class A Shares*	115,976
1,596	Academy Sports & Outdoors Inc.	77,007
1,443	Advance Auto Parts Inc.	74,863
4,109	American Eagle Outfitters Inc.	83,824
226	America's Car-Mart Inc.*	4,893
1,938	Arko Corp.	9,225
476	Asbury Automotive Group Inc.*	110,703
148	AutoNation Inc.*	31,271
519	Barnes & Noble Education Inc.*	4,853
280	Bassett Furniture Industries Inc.	4,348
1,073	Bath & Body Works Inc.	18,681
22,292	Best Buy Co., Inc.	1,767,310
18	Biglari Holdings Inc., Class B Shares*	5,290
609	BJ's Restaurants Inc.*	23,355
671	BJ's Wholesale Club Holdings Inc.*	59,873
10,372	Black Rock Coffee Bar Inc., Class A Shares*	235,963
2,052	Bloomin' Brands Inc.	14,569
212	BlueLinx Holdings Inc.*	13,227
10,130	Boot Barn Holdings Inc.*	1,963,397
1,099	Brinker International Inc.*	169,015
803	Buckle Inc.	45,353
337	Build-A-Bear Workshop Inc.	17,895
345	Burlington Stores Inc.*	87,019
878	Caleres Inc.	10,281
1,520	Camping World Holdings Inc., Class A Shares	17,009
778	CarMax Inc.*	30,078
10,376	Carvana Co., Class A Shares*	3,885,812
2,804	Casey's General Stores Inc.	1,599,570
506	Cava Group Inc.*	24,738
13,317	Cheesecake Factory Inc.	634,688
113	Citi Trends Inc.*	5,118
4,002	Clean Energy Fuels Corp.*	8,724
569	Cracker Barrel Old Country Store Inc.	16,438
625	Darden Restaurants Inc.	112,238

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
624	Dave & Buster's Entertainment Inc.*	$10,914
1,927	Denny's Corp.*	11,890
1,579	Designer Brands Inc., Class A Shares	6,853
339	Dick's Sporting Goods Inc.	70,027
16	Dillard's Inc., Class A Shares	10,721
347	Dine Brands Global Inc.	10,844
1,178	Dollar General Corp.	128,979
1,049	Dollar Tree Inc.*	116,240
163	Domino's Pizza Inc.	68,400
648	Dutch Bros Inc., Class A Shares*	37,979
562	El Pollo Loco Holdings Inc.*	6,131
3,770	EVgo Inc., Class A Shares*	12,215
9,044	Ferguson Enterprises Inc.	2,276,104
1,133	First Watch Restaurant Group Inc.*	21,029
991	FirstCash Holdings Inc.	156,984
8,358	Five Below Inc.*	1,378,151
540	Floor & Decor Holdings Inc., Class A Shares*	34,355
277	Freshpet Inc.*	15,833
2,196	GameStop Corp., Class A Shares*	49,476
1,173	Gap Inc.	31,753
285	Genesco Inc.*	10,217
736	Genuine Parts Co.	95,974
4,302	Group 1 Automotive Inc.	1,725,274
271	Haverty Furniture Cos., Inc.	6,450
80	J Jill Inc.	1,262
503	Jack in the Box Inc.	9,914
2,653	Kohl's Corp.	65,237
2,191	Krispy Kreme Inc.(a)	9,158
139	Kura Sushi USA Inc., Class A Shares*	6,829
1,108	La-Z-Boy Inc.	43,123
130	Lithia Motors Inc., Class A Shares	41,449
545	Lululemon Athletica Inc.*	100,378
92,601	Macy's Inc.	2,070,558
518	MarineMax Inc.*	12,111
583	Movado Group Inc.	12,208
266	MSC Industrial Direct Co., Inc., Class A Shares	23,663
3,626	Murphy USA Inc.	1,396,264
38,979	National Vision Holdings Inc.*	1,124,544
1,123	Nu Skin Enterprises Inc., Class A Shares	11,106
611	ODP Corp.*	17,090
310	Ollie's Bargain Outlet Holdings Inc.*	38,164
494	OneWater Marine Inc., Class A Shares*	6,002
873	Papa John's International Inc.	36,727
291	PC Connection Inc.	16,890
105	Penske Automotive Group Inc.	16,981
1,883	Petco Health & Wellness Co., Inc., Class A Shares*	6,026
1,650	Portillo's Inc., Class A Shares*	8,613
616	PriceSmart Inc.	75,830
54,923	QXO Inc.*	1,028,708
1,744	Restaurant Brands International Inc.	126,248
88	RH*	13,868

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
10,139	Ross Stores Inc.	$1,788,114
2,681	Sally Beauty Holdings Inc.*	42,521
934	Savers Value Village Inc.*	8,509
942	Shake Shack Inc., Class A Shares*	82,406
442	Shoe Carnival Inc.	7,302
1,007	Signet Jewelers Ltd.	100,861
369	Sonic Automotive Inc., Class A Shares	23,258
2,445	Sweetgreen Inc., Class A Shares*	15,868
339	Texas Roadhouse Inc., Class A Shares	59,410
505	Tile Shop Holdings Inc.*	3,277
2,821	Tractor Supply Co.	154,534
238	Ulta Beauty Inc.*	128,242
13,865	Urban Outfitters Inc.*	1,026,981
1,610	Victoria's Secret & Co.*	66,541
2,345	Warby Parker Inc., Class A Shares*	46,454
992	Wendy's Co.	8,382
633	Williams-Sonoma Inc.	113,946
141	Wingstop Inc.	37,327
75	Winmark Corp.	30,826
13,417	Yum! Brands Inc.	2,055,619
348	Zumiez Inc.*	9,048
	Total Retail	29,703,774
Textiles - 0.0%
362	UniFirst Corp.	62,463
Toys/Games/Hobbies - 0.0%
720	Funko Inc., Class A Shares*	2,275
674	Hasbro Inc.	55,673
154	JAKKS Pacific Inc.	2,530
1,615	Mattel Inc.*	34,109
	Total Toys/Games/Hobbies	94,587
	TOTAL CONSUMER CYCLICAL	72,277,168
CONSUMER NON-CYCLICAL - 21.2%
Agriculture - 0.1%
131	Alico Inc.	4,558
853	Andersons Inc.	43,930
2,521	Archer-Daniels-Midland Co.	153,126
743	Bunge Global SA	71,380
784	Darling Ingredients Inc.*	28,702
1,534	Dole PLC	22,212
871	Fresh Del Monte Produce Inc.	31,478
391	Ispire Technology Inc.*	954
392	Limoneira Co.	5,445
464	Tejon Ranch Co.*	7,531
432	Turning Point Brands Inc.	43,269
623	Universal Corp.	32,869
8,885	Vital Farms Inc.*	290,540
	Total Agriculture	735,994
Beverages - 0.4%
50	Boston Beer Co., Inc., Class A Shares*	9,740
2,109	BRC Inc., Class A Shares*	2,679

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Beverages - (continued)
240	Brown-Forman Corp., Class A Shares	$6,842
726	Brown-Forman Corp., Class B Shares	21,040
30,696	Celsius Holdings Inc.*	1,256,694
259	Coca-Cola Consolidated Inc.	42,204
777	Constellation Brands Inc., Class A Shares	105,967
8,219	MGP Ingredients Inc.	187,475
953	Molson Coors Beverage Co., Class B Shares	44,324
605	National Beverage Corp.*	20,606
1,298	Primo Brands Corp., Class A Shares	20,366
23,077	Vita Coco Co., Inc.*	1,232,543
1,130	Westrock Coffee Co.*	4,916
774	Zevia PBC, Class A Shares*	2,074
	Total Beverages	2,957,470
Biotechnology - 7.2%
976	4D Molecular Therapeutics Inc.*	11,380
1,404	Abeona Therapeutics Inc.*	7,118
3,065	Absci Corp.*	9,716
2,984	ACADIA Pharmaceuticals Inc.*	74,719
3,124	ADC Therapeutics SA*	13,433
5,598	ADMA Biologics Inc.*	107,370
1,685	Akero Therapeutics Inc.*	91,597
1,104	Aldeyra Therapeutics Inc.*	6,050
3,487	Allogene Therapeutics Inc.*	5,091
5,430	Alnylam Pharmaceuticals Inc.*	2,450,179
1,655	Altimmune Inc.*	8,705
1,811	Alumis Inc.*	13,890
6,592	Amicus Therapeutics Inc.*	65,459
421	AnaptysBio Inc.*	17,535
2,026	Anavex Life Sciences Corp.*(a)	7,760
2,859	ANI Pharmaceuticals Inc.*	242,586
3,027	Annexon Inc.*	13,621
585	Apellis Pharmaceuticals Inc.*	12,460
38,661	Apogee Therapeutics Inc.*	2,782,432
3,443	Arbutus Biopharma Corp.*	15,184
876	Arcellx Inc.*	63,694
525	Arcturus Therapeutics Holdings Inc.*	3,565
2,015	Arcus Biosciences Inc.*	52,591
35,330	Arcutis Biotherapeutics Inc.*	1,082,865
6,049	Ardelyx Inc.*	35,084
1,030	Argenx SE, ADR*	939,339
714	ArriVent Biopharma Inc.*	16,379
43,024	Arrowhead Pharmaceuticals Inc.*	2,267,365
1,557	ARS Pharmaceuticals Inc.*	14,854
1,091	Astria Therapeutics Inc.*	13,801
1,524	Atea Pharmaceuticals Inc.*	4,724
1,446	Aura Biosciences Inc.*	9,544
2,711	Aurinia Pharmaceuticals Inc.*	43,701
2,479	Avidity Biosciences Inc.*	177,744
1,014	Axsome Therapeutics Inc.*	153,621
2,416	Beam Therapeutics Inc.*	61,197

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
493	Benitec Biopharma Inc.*	$6,389
982	Bicara Therapeutics Inc.*	18,226
883	BioAge Labs Inc.*	8,380
5,417	BioCryst Pharmaceuticals Inc.*	38,894
785	Biogen Inc.*	142,941
2,320	Biohaven Ltd.*	23,270
1,057	BioMarin Pharmaceutical Inc.*	59,118
115	Bio-Rad Laboratories Inc., Class A Shares*	37,359
30,861	Bridgebio Pharma Inc.*	2,222,301
6,391	Bright Minds Biosciences Inc.*(b)	447,370
797	Capricor Therapeutics Inc.*(a)	4,264
1,935	Cardiff Oncology Inc.*	4,412
326	Cartesian Therapeutics Inc.*	2,442
8,449	Celcuity Inc.*	854,532
1,694	Celldex Therapeutics Inc.*	45,772
921	Certara Inc.*	8,436
1,359	CG oncology Inc.*	60,938
3,391	Cogent Biosciences Inc.*	136,386
3,209	Compass Therapeutics Inc.*	18,612
1,073	Contra Alimera Science*(b)(c)	43
3,689	Corteva Inc.	248,897
114,102	Crinetics Pharmaceuticals Inc.*	5,198,487
2,067	CRISPR Therapeutics AG*	110,522
1,309	Cullinan Therapeutics Inc.*	14,883
3,278	Cytek Biosciences Inc.*	18,521
2,928	Cytokinetics Inc.*	199,485
2,151	Day One Biopharmaceuticals Inc.*	20,413
3,311	Denali Therapeutics Inc.*	64,465
581	Design Therapeutics Inc.*	5,456
648	DiaMedica Therapeutics Inc.*	5,592
399	Dianthus Therapeutics Inc.*	17,548
626	Disc Medicine Inc., Class A Shares*	58,443
2,447	Dynavax Technologies Corp.*	27,822
2,660	Dyne Therapeutics Inc.*	58,254
32,696	Edgewise Therapeutics Inc.*	851,404
2,959	Editas Medicine Inc.*	7,131
2,075	Eledon Pharmaceuticals Inc.*	3,382
1,657	Emergent BioSolutions Inc.*	18,509
543	Entrada Therapeutics Inc.*	5,577
4,782	Erasca Inc.*	15,159
4,211	Esperion Therapeutics Inc.*	16,886
1,358	Evolus Inc.*	9,723
21,940	Exelixis Inc.*	969,090
1,427	EyePoint Pharmaceuticals Inc.*	21,162
3,093	Fate Therapeutics Inc.*	3,526
15,412	Geron Corp.*	18,186
6,117	Gossamer Bio Inc.*	20,431
331	Greenwich Lifesciences Inc.*	2,890
616	Halozyme Therapeutics Inc.*	43,982
3,124	Humacyte Inc.*	4,217
1,989	Ideaya Biosciences Inc.*	70,848

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
867	Illumina Inc.*	$113,967
4,803	ImmunityBio Inc.*	11,335
47,689	Immunome Inc.*	878,431
1,592	Immunovant Inc.*	38,447
8,684	Incyte Corp.*	907,131
220	Inhibrx Biosciences Inc.*	18,506
650	Inmune Bio Inc.*	1,131
1,476	Innoviva Inc.*	32,073
7,437	Insmed Inc.*	1,545,185
2,508	Intellia Therapeutics Inc.*	22,547
160,621	Invivyd Inc.*	390,309
859	Ionis Pharmaceuticals Inc.*	71,065
7,637	Iovance Biotherapeutics Inc.*	18,863
1,003	Jade Biosciences Inc.	12,858
917	Janux Therapeutics Inc.*	31,261
827	Keros Therapeutics Inc.*	14,456
19,576	Kiniksa Pharmaceuticals International PLC, Class A Shares*	832,372
801	Kodiak Sciences Inc.*	18,407
140	Korro Bio Inc.*	798
597	Krystal Biotech Inc.*	130,146
1,878	Kura Oncology Inc.*	22,799
1,228	Kymera Therapeutics Inc.*	83,357
1,737	Larimar Therapeutics Inc.*	6,149
446	LENZ Therapeutics Inc.*	13,612
458	Lexeo Therapeutics Inc.*	4,516
5,349	Ligand Pharmaceuticals Inc.*	1,086,810
1,561	Liquidia Corp.*	50,935
2,798	Maravai LifeSciences Holdings Inc., Class A Shares*	10,129
367	Maze Therapeutics Inc.*	13,854
28,280	MBX Biosciences Inc.*	975,377
1,494	MeiraGTx Holdings PLC*	12,400
73,274	Mind Medicine MindMed Inc.*	926,916
1,007	Mineralys Therapeutics Inc.*	43,422
199	Mirati Therapeutics Inc.*(b)(c)	139
1,809	Moderna Inc.*	46,998
135	Monopar Therapeutics Inc.*	11,634
950	Monte Rosa Therapeutics Inc.*	15,362
2,357	Myriad Genetics Inc.*	17,984
62,438	NeoGenomics Inc.*	755,500
1,498	Niagen Bioscience Inc.*	10,141
2,164	Nkarta Inc.*	4,090
3,470	Novavax Inc.*	24,464
1,901	Nurix Therapeutics Inc.*	33,610
10,383	Nuvalent Inc., Class A Shares*	1,135,381
5,681	Nuvation Bio Inc.*	45,618
1,571	Olema Pharmaceuticals Inc.*	44,491
1,323	Omeros Corp.*	12,820
2,438	Organogenesis Holdings Inc., Class A Shares*	12,629
850	Oruka Therapeutics Inc.*	25,585
222	Palvella Therapeutics Inc.*	22,819
1,850	Perspective Therapeutics Inc.*	4,348

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
1,253	Phathom Pharmaceuticals Inc.*	$19,572
17,638	Praxis Precision Medicines Inc.*	3,465,161
140,128	Precigen Inc.*	536,690
2,350	Prime Medicine Inc.*	8,977
2,547	Protalix BioTherapeutics Inc.*	4,534
792	Protara Therapeutics Inc.*	5,845
1,032	Prothena Corp. PLC*	11,094
24,671	PTC Therapeutics Inc.*	2,121,459
2,018	Puma Biotechnology Inc.*	10,191
331	Rapport Therapeutics Inc.*	9,834
8,949	Recursion Pharmaceuticals Inc., Class A Shares*	41,434
3,200	Regeneron Pharmaceuticals Inc.	2,496,608
1,455	REGENXBIO Inc.*	19,482
3,206	Relay Therapeutics Inc.*	25,392
1,856	Replimune Group Inc.*	18,560
956	Revolution Medicines Inc.*	74,339
40,605	Rezolute Inc.*	394,681
515	Rigel Pharmaceuticals Inc.*	26,002
1,696	Rocket Pharmaceuticals Inc.*	5,800
2,174	Roivant Sciences Ltd.*	45,241
2,002	Royalty Pharma PLC, Class A Shares	80,120
3,020	Sana Biotechnology Inc.*	12,986
549	Sarepta Therapeutics Inc.*	11,716
3,419	Savara Inc.*	21,506
21,894	Scholar Rock Holding Corp.*	964,650
32,575	Septerna Inc.*	945,327
423	Sionna Therapeutics Inc.*	18,430
967	Soleno Therapeutics Inc.*	48,785
1,875	Solid Biosciences Inc.*	10,181
1,118	Stoke Therapeutics Inc.*	34,557
17,170	Structure Therapeutics Inc., ADR*	614,858
736	Summit Therapeutics Inc.*	13,167
2,149	Syndax Pharmaceuticals Inc.*	42,593
1,655	Tango Therapeutics Inc.*	18,056
13,955	Tarsus Pharmaceuticals Inc.*	1,115,842
4,163	Taysha Gene Therapies Inc.*	19,733
363	Tectonic Therapeutic Inc.*	7,783
2,299	Terns Pharmaceuticals Inc.*	64,625
3,627	TG Therapeutics Inc.*	120,634
810	Theravance Biopharma Inc.*	16,443
840	Third Harmonic Bio Inc.*(b)	25
2,308	Travere Therapeutics Inc.*	81,726
115	Tvardi Therapeutics Inc.*	474
429	Tyra Biosciences Inc.*	9,678
529	Ultragenyx Pharmaceutical Inc.*	18,383
245	United Therapeutics Corp.*	119,070
1,064	Upstream Bio Inc.*	30,430
907	UroGen Pharma Ltd.*	26,131
1,203	Vera Therapeutics Inc., Class A Shares*	40,601
1,870	Veracyte Inc.*	88,526
1,463	Verastem Inc.*	15,566

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
1,270	Vericel Corp.*	$51,118
631	Viking Therapeutics Inc.*	23,227
2,217	Vir Biotechnology Inc.*	14,233
1,611	Viridian Therapeutics Inc.*	51,488
50,465	WaVe Life Sciences Ltd.*	391,608
1,886	Xencor Inc.*	32,666
53,657	Xenon Pharmaceuticals Inc.*	2,399,541
186	XOMA Royalty Corp.*	5,976
422	Zenas Biopharma Inc.*	16,386
1,220	Zevra Therapeutics Inc.*	10,285
1,409	Zymeworks Inc.*	37,634
	Total Biotechnology	50,718,166
Commercial Services - 4.0%
1,488	ABM Industries Inc.	63,984
668	Acacia Research Corp.*	2,498
2,747	ADT Inc.	22,663
863	Adtalem Global Education Inc.*	79,879
21,281	Affirm Holdings Inc., Class A Shares*	1,509,887
727	AirSculpt Technologies Inc.*(a)	2,566
1,143	Alarm.com Holdings Inc.*	59,390
10,331	Alight Inc., Class A Shares	23,865
309	Alta Equipment Group Inc.	1,508
11,462	American Public Education Inc.*	399,050
989	AMN Healthcare Services Inc.*	16,467
1,886	API Group Corp.*	74,610
69,340	Arlo Technologies Inc.*	1,005,430
89	Avis Budget Group Inc.*	12,093
654	Barrett Business Services Inc.	22,949
2,885	Block Inc., Class A Shares*	192,718
641	Booz Allen Hamilton Holding Corp., Class A Shares	53,498
286	Bright Horizons Family Solutions Inc.*	29,389
1,488	BrightView Holdings Inc.*	18,779
1,024	Brink's Co.	115,026
988	Cadiz Inc.*	5,503
326	Carriage Services Inc., Class A Shares	14,116
325	Cass Information Systems Inc.	13,650
1,265	CBIZ Inc.*	61,605
1,084	Chaince Digital Holdings Inc., ADR*	10,450
365	Cimpress PLC*	25,130
2,196	Clarivate PLC*	8,257
1,280	CompoSecure Inc., Class A Shares*	25,434
2,828	CoreCivic Inc.*	51,045
372	Corpay Inc.*	110,038
3,716	Coursera Inc.*	29,542
237	CPI Card Group Inc.*	3,202
171	CRA International Inc.	30,154
876	Cross Country Healthcare Inc.*	8,988
1,729	Custom Truck One Source Inc.*	11,048
1,122	Deluxe Corp.	22,799
195	Distribution Solutions Group Inc.*	5,413

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
1,526	Driven Brands Holdings Inc.*	$22,295
422	Emerald Holding Inc.	1,545
603	Ennis Inc.	10,516
659	Equifax Inc.	139,952
262	Euronet Worldwide Inc.*	19,412
1,262	European Wax Center Inc., Class A Shares*	4,884
1,540	EVERTEC Inc.	44,506
1,863	First Advantage Corp.*	25,858
3,188	Flywire Corp.*	44,600
219	Forrester Research Inc.*	1,575
253	Franklin Covey Co.*	3,977
167	FTI Consulting Inc.*	27,246
3,293	GEO Group Inc.*	51,898
1,316	Global Payments Inc.	99,700
81	Graham Holdings Co., Class B Shares	89,626
5,868	Grand Canyon Education Inc.*	925,618
1,197	Green Dot Corp., Class A Shares*	15,046
574	GXO Logistics Inc.*	29,125
670	H&R Block Inc.	28,220
683	Hackett Group Inc.	12,615
1,863	Healthcare Services Group Inc.*	34,987
509	Heidrick & Struggles International Inc.	29,965
15,890	Herc Holdings Inc.	2,133,550
2,710	Hertz Global Holdings Inc.*(a)	14,200
320	HireQuest Inc.	2,781
17,264	Huron Consulting Group Inc.*	2,841,827
435	ICF International Inc.	33,947
616	Information Services Group Inc.	3,314
862	Insperity Inc.	30,489
978	John Wiley & Sons Inc., Class A Shares	35,560
716	Kelly Services Inc., Class A Shares	6,186
481	Kforce Inc.	14,141
753	KinderCare Learning Cos., Inc.*	2,997
24,515	Korn Ferry	1,612,352
3,095	Laureate Education Inc., Class A Shares*	95,635
2,570	Legalzoom.com Inc.*	23,978
756	Lifecore Biomedical Inc.*	5,972
14,415	Lincoln Educational Services Corp.*	296,661
269	ManpowerGroup Inc.	7,736
185	MarketAxess Holdings Inc.	30,320
9,191	Marqeta Inc., Class A Shares*	44,025
743	Matthews International Corp., Class A Shares	18,233
410	Medifast Inc.*	4,498
2,345	Mister Car Wash Inc.*	12,522
757	Monro Inc.	14,163
5,100	Moody's Corp.	2,502,978
119	Morningstar Inc.	25,568
528	National Research Corp.	8,971
256	NIQ Global Intelligence PLC*	4,024
2,005	NPK International Inc.*	24,682
228	Paylocity Holding Corp.*	33,591

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
33,924	Paymentus Holdings Inc., Class A Shares*	$1,177,841
6,993	Payoneer Global Inc.*	40,420
805	Paysafe Ltd.*	6,190
1,466	Perdoceo Education Corp.	40,989
744	Priority Technology Holdings Inc.*	4,352
956	PROG Holdings Inc.	27,514
1,890	Progyny Inc.*	49,839
1,041	Quad/Graphics Inc.	5,975
13,211	Quanta Services Inc.	6,141,530
170	RCM Technologies Inc.*	3,329
4,072	Remitly Global Inc.*	55,155
2,093	Repay Holdings Corp., Class A Shares*	6,949
1,227	Resources Connection Inc.	5,933
605	Robert Half Inc.	16,359
1,541	Rollins Inc.	94,741
712	Service Corp. International	56,554
354	Sezzle Inc.*	21,859
363	Shift4 Payments Inc., Class A Shares*	26,782
176	SoundThinking Inc.*	1,095
781	Spire Global Inc.*	6,396
6,026	StoneCo Ltd., Class A Shares*	101,538
575	Strategic Education Inc.	44,862
1,067	Stride Inc.*	67,787
1,220	Target Hospitality Corp.*	9,516
4,126	TIC Solutions Inc.*	40,105
2,330	Toast Inc., Class A Shares*	79,663
259	Transcat Inc.*	14,644
1,004	TransUnion	85,390
715	TriNet Group Inc.	41,899
1,175	TrueBlue Inc.*	5,758
2,259	Udemy Inc.*	11,476
47	U-Haul Holding Co.*	2,475
599	U-Haul Holding Co. (Non-Voting)	28,818
18,161	UL Solutions Inc., Class A Shares	1,656,465
342	United Rentals Inc.	278,792
12,471	Universal Technical Institute Inc.*	287,082
1,404	Upbound Group Inc.	25,160
262	USCB Financial Holdings Inc.	4,661
34,558	Valvoline Inc.*	1,082,011
741	Verisk Analytics Inc., Class A Shares	166,777
3,858	Verra Mobility Corp., Class A Shares*	84,182
3,335	Vestis Corp.	21,611
169	WEX Inc.*	25,073
4,057	Willdan Group Inc.*	409,351
885	WillScot Holdings Corp.	17,479
	Total Commercial Services	28,073,067
Cosmetics/Personal Care - 0.5%
3,178	Beauty Health Co.*	4,703
2,077	Coty Inc., Class A Shares*	6,896
1,291	Edgewell Personal Care Co.	23,057

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Cosmetics/Personal Care - (continued)
8,228	elf Beauty Inc.*	$626,727
1,322	Estee Lauder Cos., Inc., Class A Shares	124,361
2,231	Honest Co., Inc.*	6,001
439	Interparfums Inc.	35,677
10,037	Kenvue Inc.	174,142
5,994	Olaplex Holdings Inc.*	6,833
782	Perrigo Co. PLC	10,440
44,460	Prestige Consumer Healthcare Inc.*	2,647,593
671	Waldencast PLC, Class A Shares*	1,691
	Total Cosmetics/Personal Care	3,668,121
Food - 1.0%
2,105	Albertsons Cos., Inc., Class A Shares	38,585
2,550	B&G Foods Inc.	11,755
1,969	Beyond Meat Inc.*	1,933
392	Calavo Growers Inc.	8,032
1,150	Cal-Maine Foods Inc.	95,818
973	Campbell's Co.	29,657
872	Chefs' Warehouse Inc.*	53,471
2,667	Conagra Brands Inc.	47,606
1,095	Flowers Foods Inc.	11,749
2,888	General Mills Inc.	136,747
2,220	Grocery Outlet Holding Corp.*	24,709
2,265	Hain Celestial Group Inc.*	2,492
768	Hershey Co.	144,445
745	HF Foods Group Inc.*	1,870
1,470	Hormel Foods Corp.	34,119
370	Ingles Markets Inc., Class A Shares	28,460
10,344	Ingredion Inc.	1,112,394
404	J & J Snack Foods Corp.	37,309
578	JM Smucker Co.	60,216
225	John B Sanfilippo & Son Inc.	16,342
1,491	Kellanova	124,707
4,566	Kraft Heinz Co.	116,479
3,302	Kroger Co.	222,159
687	Lamb Weston Holdings Inc.	40,574
233	Lifeway Foods Inc.*	5,775
678	Mama's Creations Inc.*	7,675
5,326	Marzetti Co.	889,122
1,370	McCormick & Co., Inc.	92,448
1,336	Mission Produce Inc.*	16,059
96	Nathan's Famous Inc.	8,857
380	Natural Grocers by Vitamin Cottage Inc.	10,545
20,226	Performance Food Group Co.*	1,963,338
226	Pilgrim's Pride Corp.	8,597
292	Post Holdings Inc.*	30,377
1	Seaboard Corp.	4,680
106	Seneca Foods Corp., Class A Shares*	12,821
2,256	Simply Good Foods Co.*	44,398
152	Smithfield Foods Inc.	3,285
503	Sprouts Farmers Market Inc.*	42,156

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Food - (continued)
2,265	SunOpta Inc.*	$8,516
2,570	Sysco Corp.	195,834
515	Tootsie Roll Industries Inc.	19,755
38,144	TreeHouse Foods Inc.*	911,260
1,439	Tyson Foods Inc., Class A Shares	83,534
1,411	United Natural Foods Inc.*	52,644
1,183	US Foods Holding Corp.*	93,067
1,678	Utz Brands Inc.	16,260
309	Village Super Market Inc., Class A Shares	10,679
423	Weis Markets Inc.	27,482
	Total Food	6,960,792
Healthcare-Products - 4.6%
2,478	10X Genomics Inc., Class A Shares*	46,611
1,695	Accuray Inc.*	1,831
71,329	Adaptive Biotechnologies Corp.*	1,402,328
18,117	Agilent Technologies Inc.	2,780,960
351	Align Technology Inc.*	51,664
45,094	Alphatec Holdings Inc.*	1,016,870
1,353	AngioDynamics Inc.*	16,777
826	Anteris Technologies Global Corp.*	3,387
14,232	Artivion Inc.*	664,065
1,239	AtriCure Inc.*	44,753
1,153	Avanos Medical Inc.*	13,536
3,360	Avantor Inc.*	39,413
954	Avita Medical Inc.*	3,530
1,046	Axogen Inc.*	29,968
958	Azenta Inc.*	34,066
2,635	Baxter International Inc.	49,380
24,222	Beta Bionics Inc.*	759,117
915	BioLife Solutions Inc.*	24,248
42,495	Bio-Techne Corp.	2,741,352
1,140	Bioventus Inc., Class A Shares*	8,653
509	Bruker Corp.	24,844
5,866	Butterfly Network Inc., Class A Shares*	18,185
1,305	CareDx Inc.*	23,320
659	Castle Biosciences Inc.*	26,327
742	Ceribell Inc.*	12,592
6,901	Cerus Corp.*	12,146
818	ClearPoint Neuro Inc.*	11,828
815	CONMED Corp.	35,387
1,023	Cooper Cos., Inc.*	79,722
460	CVRx Inc.*	4,513
909	Delcath Systems Inc.*	8,817
1,188	DENTSPLY SIRONA Inc.	13,472
248	Electromed Inc.*	6,639
1,468	Embecta Corp.	18,724
1,360	Enovis Corp.*	41,167
35,197	Envista Holdings Corp.*	735,617
1,020	Exact Sciences Corp.*	103,316
2,426	GE HealthCare Technologies Inc.	194,056

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
1,355	Glaukos Corp.*	$144,023
30,069	Globus Medical Inc., Class A Shares*	2,737,482
720	GRAIL Inc.*	79,481
44,919	Guardant Health Inc.*	4,870,118
1,216	Haemonetics Corp.*	98,922
1,225	Hologic Inc.*	91,838
582	ICU Medical Inc.*	86,392
436	IDEXX Laboratories Inc.*	328,256
483	Inogen Inc.*	3,420
174	Inspire Medical Systems Inc.*	21,647
6,725	Insulet Corp.*	2,200,353
833	Integer Holdings Corp.*	60,126
42,710	Integra LifeSciences Holdings Corp.*	560,355
187	iRadimed Corp.	17,432
798	iRhythm Technologies Inc.*	150,032
431	Kestra Medical Technologies Ltd.*	11,628
1,398	KORU Medical Systems Inc.*	8,276
1,635	Lantheus Holdings Inc.*	96,252
533	LeMaitre Vascular Inc.	44,212
329	LENSAR Inc.*	3,349
1,306	LivaNova PLC*	83,336
255	Masimo Corp.*	36,320
3,354	MaxCyte Inc.*	5,903
1,468	Merit Medical Systems Inc.*	127,114
3,002	MiMedx Group Inc.*	20,654
15,500	Natera Inc.*	3,701,555
5,809	Neogen Corp.*	34,738
31,687	NeuroPace Inc.*	518,399
2,414	Novocure Ltd.*	30,923
3,430	OmniAb Inc.*	6,208
1,206	Omnicell Inc.*	44,031
2,423	OraSure Technologies Inc.*	5,767
826	Orthofix Medical Inc.*	13,290
380	OrthoPediatrics Corp.*	7,026
547	Outset Medical Inc.*	2,494
8,898	Pacific Biosciences of California Inc.*	20,643
190	Penumbra Inc.*	55,702
1,262	PROCEPT BioRobotics Corp.*	39,980
842	Pulmonx Corp.*	1,364
411	Pulse Biosciences Inc.*	5,627
1,087	QIAGEN NV	51,904
1,247	Quanterix Corp.*	9,053
3,978	Quantum-Si Inc.*	5,609
23,081	QuidelOrtho Corp.*	631,265
265	Repligen Corp.*	45,320
773	ResMed Inc.	197,757
615	Revvity Inc.	64,212
944	RxSight Inc.*	10,780
91	Sanara Medtech Inc.*	1,904
230	SANUWAVE Health Inc.*	7,802
212	Semler Scientific Inc.*	4,605

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
1,008	SI-BONE Inc.*	$19,616
779	Solventum Corp.*	66,418
1,291	STAAR Surgical Co.*	34,263
2,874	Stereotaxis Inc.*	7,070
526	STERIS PLC	140,063
18,015	Tactile Systems Technology Inc.*	463,166
38,799	Tandem Diabetes Care Inc.*	815,167
223	Teleflex Inc.	25,516
495	Tempus AI Inc., Class A Shares*	38,575
14,068	TransMedics Group Inc.*	2,058,289
1,652	Treace Medical Concepts Inc.*	4,923
1,412	Twist Bioscience Corp.*	45,198
191	UFP Technologies Inc.*	43,298
120	Utah Medical Products Inc.	6,762
912	Varex Imaging Corp.*	10,552
326	Waters Corp.*	131,515
386	West Pharmaceutical Services Inc.	107,019
1,051	Zimmer Biomet Holdings Inc.	102,494
	Total Healthcare-Products	32,627,964
Healthcare-Services - 1.4%
529	Acadia Healthcare Co., Inc.*	9,099
12,099	Addus HomeCare Corp.*	1,454,300
8,464	agilon health Inc.*	5,511
749	Ardent Health Inc.*	6,576
1,140	Astrana Health Inc.*	26,266
1,149	Aveanna Healthcare Holdings Inc.*	10,732
2,612	BrightSpring Health Services Inc.*	94,450
5,430	Brookdale Senior Living Inc.*	60,436
2,571	Centene Corp.*	101,143
247	Charles River Laboratories International Inc.*	44,001
72	Chemed Corp.	31,622
9,414	Clover Health Investments Corp., Class A Shares*	23,441
3,046	Community Health Systems Inc.*	10,539
2,797	Concentra Group Holdings Parent Inc.	57,506
700	CorVel Corp.*	51,226
191	DaVita Inc.*	22,859
3,054	DocGo Inc.*	3,146
24,925	Encompass Health Corp.	2,896,783
1,193	Enhabit Inc.*	10,665
1,394	Ensign Group Inc.	258,643
2,221	Fortrea Holdings Inc.*	28,229
458	Fulgent Genetics Inc.*	13,548
4,434	GeneDx Holdings Corp., Class A Shares*	740,256
1,193	Ginkgo Bioworks Holdings Inc.*	11,071
2,117	HealthEquity Inc.*	222,666
637	Humana Inc.	156,555
485	Innovage Holding Corp.*	2,561
908	IQVIA Holdings Inc.*	208,849
339	Joint Corp.*	2,854
448	Labcorp Holdings Inc.	120,413

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Services - (continued)
3,564	LifeStance Health Group Inc.*	$23,166
115	Medpace Holdings Inc.*	68,133
276	Molina Healthcare Inc.*	40,920
1,585	Nano-X Imaging Ltd.*	7,101
326	National HealthCare Corp.	44,431
1,266	Neuronetics Inc.*	1,886
1,959	Oncology Institute Inc.*	6,151
7,757	OPKO Health Inc.*	10,549
58,569	Option Care Health Inc.*	1,821,496
4,731	Oscar Health Inc., Class A Shares*	85,016
1,036	PACS Group Inc.*	34,613
1,999	Pediatrix Medical Group Inc.*	48,156
884	Pennant Group Inc.*	24,487
1,577	Personalis Inc.*	16,921
2,757	Privia Health Group Inc.*	67,188
610	Quest Diagnostics Inc.	115,400
1,712	RadNet Inc.*	141,736
2,887	Select Medical Holdings Corp.	44,720
180	Sonida Senior Living Inc.*	5,832
1,103	Sotera Health Co.*	19,280
1,045	Strata Critical Medical Inc.*	4,535
2,030	Surgery Partners Inc.*	34,652
4,451	Teladoc Health Inc.*	33,783
471	Tenet Healthcare Corp.*	102,132
281	Universal Health Services Inc., Class B Shares	68,460
387	US Physical Therapy Inc.	28,580
1,334	Viemed Healthcare Inc.*	9,218
	Total Healthcare-Services	9,594,488
Household Products/Wares - 0.0%
3,111	ACCO Brands Corp.	10,702
111	Acme United Corp.	4,107
399	Avery Dennison Corp.	68,776
1,321	Church & Dwight Co., Inc.	112,496
633	Clorox Co.	68,326
595	Helen of Troy Ltd.*	11,275
1,150	Quanex Building Products Corp.	14,904
274	Reynolds Consumer Products Inc.	6,844
603	Spectrum Brands Holdings Inc.	35,788
327	WD-40 Co.	64,027
	Total Household Products/Wares	397,245
Pharmaceuticals - 2.0%
49,965	AbCellera Biologics Inc.*	186,369
3,121	Aclaris Therapeutics Inc.*	8,832
2,618	AdaptHealth Corp., Class A Shares*	25,290
1,498	Agios Pharmaceuticals Inc.*	43,742
6,520	Akebia Therapeutics Inc.*	10,302
2,403	Alector Inc.*	3,196
3,924	Alkermes PLC*	116,072
4,140	Amneal Pharmaceuticals Inc.*	51,833
1,014	Amphastar Pharmaceuticals Inc.*	28,088

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
48,834	Amylyx Pharmaceuticals Inc.*	$731,533
266	Anika Therapeutics Inc.*	2,628
2,165	Aquestive Therapeutics Inc.*	13,401
1,686	Arvinas Inc.*	21,218
9,525	Ascendis Pharma AS, ADR*	2,022,443
2,610	aTyr Pharma Inc.*	2,037
2,410	Avadel Pharmaceuticals PLC, ADR*	51,791
641	BellRing Brands Inc.*	19,801
778	Biote Corp., Class A Shares*	2,104
1,217	Candel Therapeutics Inc.*	5,805
1,279	Cardinal Health Inc.	271,481
2,771	Catalyst Pharmaceuticals Inc.*	64,869
987	Cencora Inc.	364,134
376	Cidara Therapeutics Inc.*	82,675
1,851	Coherus Oncology Inc.*	2,517
840	Collegium Pharmaceutical Inc.*	39,211
12,030	Corcept Therapeutics Inc.*	955,182
1,791	CorMedix Inc.*	17,570
1,741	Corvus Pharmaceuticals Inc.*	15,965
2,073	DexCom Inc.*	131,573
2,483	Elanco Animal Health Inc.*	57,779
796	Enanta Pharmaceuticals Inc.*	11,240
865	Enliven Therapeutics Inc.*	18,684
792	Eton Pharmaceuticals Inc.*	12,791
411	Fennec Pharmaceuticals Inc.*(b)	3,366
484	Foghorn Therapeutics Inc.*	2,299
1,233	Fulcrum Therapeutics Inc.*	13,489
16,142	Guardian Pharmacy Services Inc., Class A Shares*	472,638
370	Gyre Therapeutics Inc.*	2,868
1,030	Harmony Biosciences Holdings Inc.*	36,349
795	Harrow Inc.*	33,215
555	Henry Schein Inc.*	41,386
2,517	Herbalife Ltd.*	32,041
4,679	Heron Therapeutics Inc.*	5,428
30,830	Indivior PLC*	1,035,888
2,165	Inhibikase Therapeutics Inc.*	3,291
4,866	Ironwood Pharmaceuticals Inc., Class A Shares*	17,031
298	Jazz Pharmaceuticals PLC*	52,606
298	Journey Medical Corp.*	2,405
1,162	KalVista Pharmaceuticals Inc.*	16,814
353	Lifevantage Corp.	2,425
452	Madrigal Pharmaceuticals Inc.*	269,835
7,361	MannKind Corp.*	39,381
397	MediWound Ltd.*	7,114
981	Mirum Pharmaceuticals Inc.*	71,662
241	Nature's Sunshine Products Inc.*	4,960
9,358	Neurocrine Biosciences Inc.*	1,423,913
316	Neurogene Inc.*	6,661
316	Nuvectis Pharma Inc.*	1,972
4,235	Ocular Therapeutix Inc.*	51,455
1,515	Organon & Co.	11,681

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
1,414	ORIC Pharmaceuticals Inc.*	$16,798
1,930	Owens & Minor Inc.*	5,250
1,155	Pacira BioSciences Inc.*	27,223
476	Phibro Animal Health Corp., Class A Shares	19,935
14,304	Protagonist Therapeutics Inc.*	1,287,360
20,559	Rhythm Pharmaceuticals Inc.*	2,242,781
3,306	SELLAS Life Sciences Group Inc.*	5,356
810	SIGA Technologies Inc.	4,909
23,315	Spyre Therapeutics Inc.*	699,450
1,280	Supernus Pharmaceuticals Inc.*	58,355
244	Tonix Pharmaceuticals Holding Corp.*	3,897
2,045	Trevi Therapeutics Inc.*	26,974
256	USANA Health Sciences Inc.*	5,082
1,092	Vanda Pharmaceuticals Inc.*	5,853
2,784	Vaxcyte Inc.*	138,114
6,057	Viatris Inc.	64,749
1,516	Voyager Therapeutics Inc.*	6,200
85,248	Xeris Biopharma Holdings Inc.*	612,081
	Total Pharmaceuticals	14,284,696
	TOTAL CONSUMER NON-CYCLICAL	150,018,003
ENERGY - 5.4%
Coal - 0.0%
291	Alpha Metallurgical Resources Inc.*	46,330
1,307	Core Natural Resources Inc.	104,560
749	Hallador Energy Co.*	15,272
74	NACCO Industries Inc., Class A Shares	3,570
2,898	Peabody Energy Corp.	78,941
856	Ramaco Resources Inc., Class A Shares*	13,431
2,130	SunCoke Energy Inc.	13,887
1,247	Warrior Met Coal Inc.	97,628
	Total Coal	373,619
Energy-Alternate Sources - 1.1%
3,917	Array Technologies Inc.*	29,417
1,865	ASP Isotopes Inc.*	11,600
634	Enphase Energy Inc.*	18,291
343,874	Eos Energy Enterprises Inc.*(a)	5,175,304
544	First Solar Inc.*	148,469
2,019	Fluence Energy Inc., Class A Shares*	39,653
480	FutureFuel Corp.	1,584
7,315	Gevo Inc.*	15,654
2,042	Green Plains Inc.*	21,094
1,406	Montauk Renewables Inc.*	2,292
17,204	Nextpower Inc., Class A Shares*	1,576,230
26,555	Plug Power Inc.*(a)	53,376
770	REX American Resources Corp.*	25,402
47,706	Shoals Technologies Group Inc., Class A Shares*	400,253
2,107	SunPower Inc.*	3,645
5,275	Sunrun Inc.*	106,819
4,984	T1 Energy Inc.*	20,534
	Total Energy-Alternate Sources	7,649,617

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - 2.5%
36,981	Antero Resources Corp.*	$1,347,218
1,786	APA Corp.	44,596
2,782	Berry Corp.	9,431
389	BKV Corp.*	10,740
6,078	Borr Drilling Ltd.*	20,118
1,571	California Resources Corp.	75,062
296	Chord Energy Corp.	27,783
35,868	Civitas Resources Inc.	1,053,443
3,446	CNX Resources Corp.*	133,843
1,762	Comstock Resources Inc.*	47,327
4,134	Coterra Energy Inc.	110,957
4,424	Crescent Energy Co., Class A Shares	41,718
833	CVR Energy Inc.	28,763
1,452	Delek US Holdings Inc.	56,149
3,337	Devon Energy Corp.	123,669
17,006	Diamondback Energy Inc.	2,594,946
1,574	Diversified Energy Co.	23,673
322	Empire Petroleum Corp.*	966
644	Epsilon Energy Ltd.	3,098
44,642	EQT Corp.	2,716,912
568	Evolution Petroleum Corp.	2,232
21,685	Expand Energy Corp.	2,644,052
1,159	Granite Ridge Resources Inc.	5,969
396	Gulfport Energy Corp.*	88,106
2,575	Helmerich & Payne Inc.	71,843
804	HF Sinclair Corp.	42,540
638	HighPeak Energy Inc.(a)	4,281
349	Infinity Natural Resources Inc., Class A Shares*	4,621
1,147	Kolibri Global Energy Inc.*	4,611
12,290	Kosmos Energy Ltd.*	13,765
4,686	Magnolia Oil & Gas Corp., Class A Shares	108,434
1,643	Marathon Petroleum Corp.	318,298
584	Matador Resources Co.	24,762
3,254	Murphy Oil Corp.	104,356
431	Nabors Industries Ltd.*	21,494
3,044	Noble Corp. PLC	93,207
2,217	Northern Oil & Gas Inc.	49,639
3,792	Occidental Petroleum Corp.	159,264
1,448	Ovintiv Inc.	59,310
1,232	Par Pacific Holdings Inc.*	56,241
8,434	Patterson-UTI Energy Inc.	49,002
1,994	PBF Energy Inc., Class A Shares	68,753
164,907	Permian Resources Corp., Class A Shares	2,389,502
2,197	Phillips 66	300,901
11	PrimeEnergy Resources Corp.*	2,020
1,201	Range Resources Corp.	47,427
258	Riley Exploration Permian Inc.	7,067
1,614	Sable Offshore Corp.*	7,053
733	SandRidge Energy Inc.	10,365
1,490	Seadrill Ltd.*	45,475
2,744	SM Energy Co.	52,273

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
2,797	Talos Energy Inc.*	$32,054
106	Texas Pacific Land Corp.	91,615
20,706	Transocean Ltd.*	91,313
3,503	VAALCO Energy Inc.	12,541
1,530	Valaris Ltd.*	86,307
1,682	Valero Energy Corp.	297,310
1,030	Viper Energy Inc., Class A Shares	37,626
722	Vital Energy Inc.*	12,945
780	Vitesse Energy Inc.	16,505
4,198	W&T Offshore Inc.	7,430
22,498	Weatherford International PLC	1,682,850
	Total Oil & Gas	17,695,771
Oil & Gas Services - 1.6%
3,995	Archrock Inc.	98,037
2,114	Atlas Energy Solutions Inc., Class A Shares	18,223
5,394	Baker Hughes Co., Class A Shares	270,779
809	Bristow Group Inc.*	30,346
1,196	Core Laboratories Inc.	18,060
756	DMC Global Inc.*	4,695
4,490	DNOW Inc.*	62,680
146,643	Expro Group Holdings NV*	2,045,670
19,303	Flotek Industries Inc.*	275,840
539	Flowco Holdings Inc., Class A Shares	9,147
416	Forum Energy Technologies Inc.*	13,062
4,622	Halliburton Co.	121,189
3,748	Helix Energy Solutions Group Inc.*	24,962
818	Innovex International Inc.*	18,012
1,845	Kodiak Gas Services Inc.	64,944
19,157	Liberty Energy Inc., Class A Shares	340,611
1,322	Mammoth Energy Services Inc.*	2,432
590	Matrix Service Co.*	6,897
38,874	National Energy Services Reunited Corp.*	541,904
230	Natural Gas Services Group Inc.	7,123
1,854	NOV Inc.	28,477
2,240	Oceaneering International Inc.*	54,656
1,294	Oil States International Inc.*	8,152
471	ProFrac Holding Corp., Class A Shares*	1,667
2,138	ProPetro Holding Corp.*	20,461
530	Ranger Energy Services Inc., Class A Shares	7,160
2,004	RPC Inc.	10,661
939	SEACOR Marine Holdings Inc.*	6,686
2,336	Select Water Solutions Inc., Class A Shares	23,594
59,255	Solaris Energy Infrastructure Inc., Class A Shares	2,837,722
74,104	TechnipFMC PLC	3,353,947
85,760	TETRA Technologies Inc.*	666,355
1,197	Tidewater Inc.*	64,662
	Total Oil & Gas Services	11,058,813
Pipelines - 0.2%
1,677	Antero Midstream Corp.	30,203
1,190	Cheniere Energy Inc.	248,067

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
ENERGY - (continued)
Pipelines - (continued)
518	DT Midstream Inc.	$62,916
668	Excelerate Energy Inc., Class A Shares	18,758
2,413	Golar LNG Ltd.	89,160
10,479	Kinder Morgan Inc.	286,286
1,055	Kinetik Holdings Inc., Class A Shares(a)	36,587
5,155	New Fortress Energy Inc., Class A Shares*(a)	6,289
3,125	NextDecade Corp.*	19,094
3,369	ONEOK Inc.	245,331
322	Summit Midstream Corp.*	8,063
1,138	Targa Resources Corp.	199,503
	Total Pipelines	1,250,257
	TOTAL ENERGY	38,028,077
FINANCIAL - 16.9%
Banks - 6.2%
473	1st Source Corp.	29,534
281	ACNB Corp.	13,600
687	Alerus Financial Corp.	14,798
676	Amalgamated Financial Corp.	19,841
948	Amerant Bancorp Inc., Class A Shares	17,832
1,658	Ameris Bancorp	125,610
151	Ames National Corp.	3,295
385	Arrow Financial Corp.	11,608
87,172	Associated Banc-Corp.	2,291,752
3,572	Atlantic Union Bankshares Corp.	120,841
501	BancFirst Corp.	55,531
1,093	Bancorp Inc.*	70,029
250	Bank First Corp.	31,182
945	Bank of Hawaii Corp.	61,935
360	Bank of Marin Bancorp	9,740
3,831	Bank of New York Mellon Corp.	429,455
1,037	Bank of NT Butterfield & Son Ltd.	48,158
625	Bank OZK	28,762
101	Bank7 Corp.	4,184
1,812	BankUnited Inc.	78,297
135	Bankwell Financial Group Inc.	6,196
815	Banner Corp.	51,190
351	Bar Harbor Bankshares	10,474
358	BayCom Corp.	10,446
279	BCB Bancorp Inc.	2,229
433	Blue Foundry Bancorp*	4,919
2,146	Blue Ridge Bankshares Inc.	9,292
125	BOK Financial Corp.	14,077
715	Bridgewater Bancshares Inc.*	12,377
344	Burke & Herbert Financial Services Corp.	22,443
824	Business First Bancshares Inc.	21,440
790	Byline Bancorp Inc.	22,057
105	C&F Financial Corp.	7,292
4,548	Cadence Bank	181,192
472	California BanCorp*	9,162
492	Camden National Corp.	19,896

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
285	Capital Bancorp Inc.	$7,923
324	Capital City Bank Group Inc.	13,582
540	Carter Bankshares Inc.*	9,920
1,621	Cathay General Bancorp	78,521
158	CB Financial Services Inc.	5,601
669	Central Pacific Financial Corp.	19,896
62	Chemung Financial Corp.	3,266
298	ChoiceOne Financial Services Inc.	9,071
325	Citizens & Northern Corp.	6,552
49,134	Citizens Financial Group Inc.	2,658,149
161	Citizens Financial Services Inc.	8,998
8,622	City Holding Co.	1,045,935
319	Civista Bancshares Inc.	7,254
618	CNB Financial Corp.	16,019
10,954	Coastal Financial Corp.*	1,219,728
353	Colony Bankcorp Inc.	6,054
102,775	Columbia Banking System Inc.	2,848,923
661	Comerica Inc.	53,131
624	Commerce Bancshares Inc.	33,640
1,274	Community Financial System Inc.	72,312
388	Community Trust Bancorp Inc.	21,534
533	Community West Bancshares	12,072
1,315	ConnectOne Bancorp Inc.	33,230
301	Cullen/Frost Bankers Inc.	37,240
771	Customers Bancorp Inc.*	53,122
3,173	CVB Financial Corp.	62,445
930	Dime Community Bancshares Inc.	26,366
745	Eagle Bancorp Inc.	14,133
152	Eagle Financial Services Inc.	5,711
702	East West Bancorp Inc.	74,903
5,378	Eastern Bankshares Inc.	101,268
269	ECB Bancorp Inc.*	4,681
875	Enterprise Financial Services Corp.	47,784
343	Equity Bancshares Inc., Class A Shares	14,934
169	Esquire Financial Holdings Inc.	17,248
280	Farmers & Merchants Bancorp Inc.	6,860
862	Farmers National Banc Corp.	11,715
603	FB Bancorp Inc.*	7,628
42,345	FB Financial Corp.	2,365,392
90	Fidelity D&D Bancorp Inc.	3,940
3,548	Fifth Third Bancorp	154,196
578	Financial Institutions Inc.	17,687
304	Finwise Bancorp*	5,487
3,896	First BanCorp (Puerto Rico)	77,024
1,050	First Bancorp (Southern Pines NC)	53,561
227	First Bancorp Inc.	5,809
461	First Bank	7,245
2,042	First Busey Corp.	48,069
181	First Business Financial Services Inc.	9,452
51	First Citizens BancShares Inc., Class A Shares	95,772
2,652	First Commonwealth Financial Corp.	43,095

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
424	First Community Bankshares Inc.	$14,170
257	First Community Corp.	7,458
2,282	First Financial Bancorp	56,776
3,381	First Financial Bankshares Inc.	105,622
274	First Financial Corp.	15,993
1,977	First Foundation Inc.*	10,518
730	First Hawaiian Inc.	18,192
107,423	First Horizon Corp.	2,399,830
168	First Internet Bancorp	3,200
74,662	First Interstate BancSystem Inc., Class A Shares	2,451,900
1,396	First Merchants Corp.	51,429
582	First Mid Bancshares Inc.	22,151
253	First National Corp.	6,199
209	First United Corp.	7,980
380	Firstsun Capital Bancorp*	12,703
404	Five Star Bancorp	13,934
7,318	Flagstar Bank N.A.	89,572
2,101	FNB Corp.	34,961
138	Franklin Financial Services Corp.	7,384
4,398	Fulton Financial Corp.	79,824
295	FVCBankcorp Inc.	3,749
855	German American Bancorp Inc.	33,944
3,144	Glacier Bancorp Inc.	132,991
204	Great Southern Bancorp Inc.	12,273
2,156	Hancock Whitney Corp.	130,632
752	Hanmi Financial Corp.	20,770
172	Hanover Bancorp Inc.	3,913
207	Hawthorn Bancshares Inc.	7,038
282	HBT Financial Inc.	6,824
1,439	Heritage Commerce Corp.	15,671
866	Heritage Financial Corp.	20,732
1,215	Hilltop Holdings Inc.	41,699
4,706	Home BancShares Inc.	132,050
2,747	Hope Bancorp Inc.	29,173
1,084	Horizon Bancorp Inc.	18,580
8,298	Huntington Bancshares Inc.	135,257
31,797	Independent Bank Corp. (Massachusetts)	2,290,974
496	Independent Bank Corp. (Michingan)	16,194
1,316	International Bancshares Corp.	87,488
168	Investar Holding Corp.	4,166
444	John Marshall Bancorp Inc.	8,880
1,238	Kearny Financial Corp.	8,505
141,717	KeyCorp	2,604,758
652	Lakeland Financial Corp.	37,986
157	Landmark Bancorp Inc.	4,559
242	LCNB Corp.	3,841
358	LINKBANCORP Inc.	2,728
903	Live Oak Bancshares Inc.	28,824
842	M&T Bank Corp.	160,165
235	MainStreet Bancshares Inc.	4,580
435	Mechanics Bancorp, Class A Shares*	6,760

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
394	Mercantile Bank Corp.	$18,116
741	Merchants Bancorp	24,223
315	Meridian Corp.	5,034
440	Metrocity Bankshares Inc.	11,726
259	Metropolitan Bank Holding Corp.	19,324
603	Mid Penn Bancorp Inc.	17,602
144	Middlefield Banc Corp.	5,011
691	Midland States Bancorp Inc.	11,236
558	MidWestOne Financial Group Inc.	22,080
408	MVB Financial Corp.	11,040
60,602	National Bank Holdings Corp., Class A Shares	2,255,000
102	National Bankshares Inc.	3,012
1,048	NB Bancorp Inc.	20,530
1,223	NBT Bancorp Inc.	50,706
919	NewtekOne Inc.	9,815
320	Nicolet Bankshares Inc.	40,314
202	Northeast Bank	17,954
264	Northeast Community Bancorp Inc.	5,586
1,033	Northern Trust Corp.	135,674
346	Northpointe Bancshares Inc.	6,034
492	Northrim BanCorp Inc.	12,084
272	Norwood Financial Corp.	7,796
124	Oak Valley Bancorp	3,484
1,080	OFG Bancorp	42,908
131	Ohio Valley Banc Corp.	5,080
112,556	Old National Bancorp	2,445,842
1,093	Old Second Bancorp Inc.	20,603
380	OP Bancorp	5,111
214	Orange County Bancorp Inc.	5,802
749	Origin Bancorp Inc.	27,256
458	Orrstown Financial Services Inc.	16,378
382	Park National Corp.	58,656
193	Parke Bancorp Inc.	4,418
559	Pathward Financial Inc.	40,192
202	PCB Bancorp	4,387
408	Peapack-Gladstone Financial Corp.	11,016
890	Peoples Bancorp Inc.	26,371
221	Peoples Bancorp of North Carolina Inc.	7,238
214	Peoples Financial Services Corp.	10,441
388	Pinnacle Financial Partners Inc.	35,572
309	Pioneer Bancorp Inc.*	4,110
188	Plumas Bancorp	8,161
612	Ponce Financial Group Inc.*	9,755
342	Popular Inc.	39,231
319	Preferred Bank	30,117
719	Primis Financial Corp.	8,074
116	Princeton Bancorp Inc.	3,989
460	Prosperity Bancshares Inc.	31,607
426	QCR Holdings Inc.	34,774
348	RBB Bancorp	6,894
168	Red River Bancshares Inc.	11,768

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
4,803	Regions Financial Corp.	$122,236
2,273	Renasant Corp.	80,555
203	Republic Bancorp Inc., Class A Shares	14,009
315	Richmond Mutual BanCorp Inc.	4,338
994	S&T Bancorp Inc.	39,243
213	SB Financial Group Inc.	4,557
2,036	Seacoast Banking Corp. of Florida	64,256
1,247	ServisFirst Bancshares Inc.	88,699
717	Shore Bancshares Inc.	12,526
296	Sierra Bancorp	9,194
3,508	Simmons First National Corp., Class A Shares	65,073
387	SmartFinancial Inc.	14,033
269	South Plains Financial Inc.	10,166
274	Southern First Bancshares Inc.*	13,908
734	Southside Bancshares Inc.	21,528
26,711	Southstate Bank Corp.	2,390,902
288	SR Bancorp Inc.	4,432
1,528	State Street Corp.	181,863
1,278	Stellar Bancorp Inc.	40,398
534	Sterling Bancorp Inc.*(b)(c)	–
671	Stock Yards Bancorp Inc.	44,400
701	Synovus Financial Corp.	33,788
1,098	Texas Capital Bancshares Inc.*	99,007
260	Third Coast Bancshares Inc.*	9,909
316	Tompkins Financial Corp.	21,839
1,862	Towne Bank	62,470
833	TriCo Bancshares	40,067
582	Triumph Financial Inc.*	31,783
459	TrustCo Bank Corp. NY	19,338
1,356	Trustmark Corp.	52,748
1,804	UMB Financial Corp.	200,388
135	Union Bankshares Inc.	3,123
3,544	United Bankshares Inc.	131,979
2,907	United Community Banks Inc.	88,838
478	United Security Bancshares	4,727
157	Unity Bancorp Inc.	7,855
38,499	Univest Financial Corp.	1,224,268
225,628	Valley National Bancorp	2,554,109
106	Virginia National Bankshares Corp.	4,304
857	Walker & Dunlop Inc.	55,396
575	Washington Trust Bancorp Inc.	16,330
852	Webster Financial Corp.	50,779
2,278	WesBanco Inc.	73,511
363	West BanCorp Inc.	8,066
16,567	Westamerica BanCorp	794,885
548	Western Alliance Bancorp	44,678
647	Western New England Bancorp Inc.	7,919
17,574	Wintrust Financial Corp.	2,355,267
734	Zions Bancorp N.A.	39,071
	Total Banks	43,792,134

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - 3.0%
694	Acadian Asset Management Inc.	$31,119
140	Affiliated Managers Group Inc.	37,636
522	Air Lease Corp., Class A Shares	33,371
53,810	Ally Financial Inc.	2,222,353
1,542	AlTi Global Inc.*	6,230
516	Ameriprise Financial Inc.	235,162
997	Ares Management Corp., Class A Shares	156,379
1,504	Artisan Partners Asset Management Inc., Class A Shares	62,386
189	Atlanticus Holdings Corp.*	11,142
270	Bakkt Holdings Inc., Class A Shares*	4,258
126	Better Home & Finance Holding Co.*	6,101
8,648	BGC Group Inc., Class A Shares	75,238
3,120	Blue Owl Capital Inc., Class A Shares	46,800
1,120	Bread Financial Holdings Inc.	75,858
643	Brookfield Business Corp., Class A Shares	22,415
4,597	Burford Capital Ltd.	43,993
560	Cboe Global Markets Inc.	144,575
254	Circle Internet Group Inc., Class A Shares*	20,302
9,400	CME Group Inc., Class A Shares	2,645,724
730	Cohen & Steers Inc.	46,172
1,130	Coinbase Global Inc., Class A Shares*	308,287
629	Columbia Financial Inc.*	9,957
487	Consumer Portfolio Services Inc.*	4,027
24	Credit Acceptance Corp.*	11,087
4,520	Dave Inc.*	986,535
60	Diamond Hill Investment Group Inc.	7,080
750	Enact Holdings Inc.	29,032
603	Encore Capital Group Inc.*	31,290
587	Enova International Inc.*	76,950
10,673	Evercore Inc., Class A Shares	3,416,107
240	Federal Agricultural Mortgage Corp., Class C Shares	41,222
163	Finance Of America Cos., Inc., Class A Shares*	3,905
141	First Western Financial Inc.*	3,433
275	Forge Global Holdings Inc.*	12,199
1,553	Franklin Resources Inc.	35,082
111	Freedom Holding Corp.*	14,641
282	GBank Financial Holdings Inc.*	9,549
1,025	GCM Grosvenor Inc., Class A Shares	11,254
200	Hamilton Lane Inc., Class A Shares	24,787
276	Houlihan Lokey Inc., Class A Shares	48,410
856	International Money Express Inc.*	13,045
1,823	Invesco Ltd.	44,572
624	Janus Henderson Group PLC	27,275
777	Jefferies Financial Group Inc.	44,724
282	Jefferson Capital Inc.	5,914
495	Lazard Inc., Class A Shares	24,998
41,840	LendingClub Corp.*	757,304
311	LendingTree Inc.*	17,736
3,009	loanDepot Inc., Class A Shares*	8,515
424	LPL Financial Holdings Inc.	150,961
1,309	Marex Group PLC	45,540

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - (continued)
344	Medallion Financial Corp.	$3,419
15,980	Miami International Holdings Inc.*	728,848
1,860	Moelis & Co., Class A Shares	119,356
2,185	Nasdaq Inc.	198,660
1,639	Navient Corp.	20,324
314	Nelnet Inc., Class A Shares	40,581
1,244	NerdWallet Inc., Class A Shares*	18,672
669	OneMain Holdings Inc., Class A Shares	41,498
207	Onity Group Inc.*	9,222
1,101	Oportun Financial Corp.*	5,692
748	OppFi Inc.	7,405
4,206	Pagseguro Digital Ltd., Class A Shares	44,079
888	Paysign Inc.*	4,626
703	PennyMac Financial Services Inc.	94,603
1,427	Perella Weinberg Partners, Class A Shares	26,057
435	Piper Sandler Cos	146,117
555	PJT Partners Inc., Class A Shares	93,246
979	PRA Group Inc.*	15,860
3,298	Radian Group Inc.	117,244
974	Raymond James Financial Inc.	152,470
287	Regional Management Corp.	10,917
112	Resolute Holdings Management Inc.*	19,896
4,980	Rocket Cos., Inc., Class A Shares	99,500
509	Security National Financial Corp., Class A Shares*	4,398
529	SEI Investments Co.	42,775
167	Silvercrest Asset Management Group Inc., Class A Shares	2,305
1,055	SLM Corp.	30,912
5,979	SoFi Technologies Inc.*	177,696
1,697	StepStone Group Inc., Class A Shares	107,183
22,510	Stifel Financial Corp.	2,746,220
11,859	StoneX Group Inc.*	1,074,544
222	SWK Holdings Corp.	3,770
2,028	Synchrony Financial	156,886
1,170	T Rowe Price Group Inc.	119,785
652	TPG Inc., Class A Shares	38,520
600	Tradeweb Markets Inc., Class A Shares	65,316
2,092	Upstart Holdings Inc.*	94,056
534	UWM Holdings Corp.	3,124
211	Velocity Financial Inc.*	4,079
1,063	Victory Capital Holdings Inc., Class A Shares	66,852
426	Virtu Financial Inc., Class A Shares	15,234
176	Virtus Investment Partners Inc.	28,088
28,283	Voya Financial Inc.	1,988,295
1,928	Western Union Co.	16,947
266	Westwood Holdings Group Inc.	4,506
29,920	WisdomTree Inc.	330,317
63	World Acceptance Corp.*	9,744
2,053	XP Inc., Class A Shares	40,465
	Total Diversified Financial Services	21,342,941

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - 3.8%
3,161	Acadia Realty Trust	$65,022
222	ACRES Commercial Realty Corp.*	4,709
2,177	Adamas Trust Inc.	16,589
301	Advanced Flower Capital Inc.	879
569	AG Mortgage Investment Trust Inc.	4,654
5,247	AGNC Investment Corp.	55,041
29,740	Agree Realty Corp.	2,237,043
1,894	Alexander & Baldwin Inc.	29,603
50	Alexander's Inc.	10,596
879	Alexandria Real Estate Equities Inc.	47,176
238	Alpine Income Property Trust Inc.	4,127
1,245	American Assets Trust Inc.	24,277
3,974	American Healthcare REIT Inc.	201,800
1,896	American Homes 4 Rent, Class A Shares	60,899
1,702	Americold Realty Trust Inc.	18,433
290	Angel Oak Mortgage REIT Inc.	2,552
3,455	Annaly Capital Management Inc.	78,774
3,683	Apartment Investment & Management Co., Class A Shares	21,030
3,700	Apollo Commercial Real Estate Finance Inc.	37,481
5,373	Apple Hospitality REIT Inc.	63,885
4,891	Arbor Realty Trust Inc.(a)	43,579
1,981	Ares Commercial Real Estate Corp.	10,499
2,285	Armada Hoffler Properties Inc.	15,012
2,500	ARMOUR Residential REIT Inc.	43,800
758	AvalonBay Communities Inc.	137,911
3,915	Blackstone Mortgage Trust Inc., Class A Shares	76,225
1,207	Braemar Hotels & Resorts Inc.	3,223
4,307	Brandywine Realty Trust	14,773
3,263	BrightSpire Capital Inc., Class A Shares	18,305
1,542	Brixmor Property Group Inc.	40,308
4,564	Broadstone Net Lease Inc., Class A Shares	80,189
219	BRT Apartments Corp.	3,206
878	BXP Inc.	63,532
550	Camden Property Trust	58,487
5,168	CareTrust REIT Inc.	193,955
590	CBL & Associates Properties Inc.	19,718
474	Centerspace	31,644
1,602	Chatham Lodging Trust	10,862
128,163	Chimera Investment Corp.	1,639,205
884	City Office REIT Inc.	6,020
3,235	Claros Mortgage Trust Inc.*	10,773
642	Community Healthcare Trust Inc.	10,002
57,060	COPT Defense Properties	1,753,454
1,001	Cousins Properties Inc.	25,806
2,339	Crown Castle Inc.	213,504
41,870	CTO Realty Growth Inc.	757,010
1,153	CubeSmart	42,926
2,509	Curbline Properties Corp.	60,065
5,531	DiamondRock Hospitality Co.	50,387
1,816	Digital Realty Trust Inc.	290,778
5,365	Diversified Healthcare Trust	25,913

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
3,882	Douglas Emmett Inc.	$47,322
3,163	Dynex Capital Inc.	44,314
1,009	Easterly Government Properties Inc., Class A Shares	21,996
14,291	EastGroup Properties Inc.	2,589,243
2,514	Ellington Financial Inc.	34,442
2,299	Elme Communities	39,911
3,495	Empire State Realty Trust Inc., Class A Shares	24,570
431	EPR Properties	22,528
3,000	Equinix Inc.	2,259,930
1,040	Equity LifeStyle Properties Inc.	65,385
2,030	Equity Residential	125,352
4,960	Essential Properties Realty Trust Inc.	157,034
345	Essex Property Trust Inc.	90,949
1,117	Extra Space Storage Inc.	148,751
1,048	Farmland Partners Inc.	10,312
469	Federal Realty Investment Trust	46,304
642	First Industrial Realty Trust Inc.	36,748
2,395	Four Corners Property Trust Inc.	57,576
2,113	Franklin BSP Realty Trust Inc.	22,017
1,845	Franklin Street Properties Corp.	1,919
475	FrontView REIT Inc.	7,258
1,461	Gaming & Leisure Properties Inc.	63,597
1,294	Getty Realty Corp.	36,840
1,339	Gladstone Commercial Corp.	14,809
760	Gladstone Land Corp.	7,076
287	Global Medical REIT Inc.	9,520
5,254	Global Net Lease Inc.	43,135
1,930	Healthcare Realty Trust Inc., Class A Shares	35,184
3,550	Healthpeak Properties Inc.	64,823
602	Highwoods Properties Inc.	16,736
3,502	Host Hotels & Resorts Inc.	61,740
8,439	Hudson Pacific Properties Inc.*	16,709
5,618	Independence Realty Trust Inc.	96,349
1,352	Industrial Logistics Properties Trust	7,490
657	Innovative Industrial Properties Inc., Class A Shares	32,489
1,863	InvenTrust Properties Corp.	53,170
1,624	Invesco Mortgage Capital Inc.	13,317
3,311	Invitation Homes Inc.	93,370
1,563	Iron Mountain Inc.	134,965
1,518	JBG SMITH Properties	27,673
687	Kilroy Realty Corp.	29,465
3,430	Kimco Realty Corp.	70,864
5,550	Kite Realty Group Trust	128,427
1,468	KKR Real Estate Finance Trust Inc.	12,463
2,949	Ladder Capital Corp., Class A Shares	32,586
487	Lamar Advertising Co., Class A Shares	64,474
362	Lineage Inc.	12,967
1,227	LTC Properties Inc.	44,773
1,707	Lument Finance Trust Inc.	2,782
1,396	LXP Industrial Trust	67,706
6,388	Macerich Co.	110,896

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
3,362	Medical Properties Trust Inc.(a)	$19,365
2,656	MFA Financial Inc.	25,551
599	Mid-America Apartment Communities Inc.	81,398
630	Millrose Properties Inc.	19,190
318	Modiv Industrial Inc., Class C Shares	4,738
1,113	National Health Investors Inc.	88,461
45,554	National Storage Affiliates Trust	1,341,565
354	NET Lease Office Properties	10,439
2,307	NETSTREIT Corp.(a)	42,287
196	Nexpoint Real Estate Finance Inc.	2,838
580	NexPoint Residential Trust Inc.	18,450
948	NNN REIT Inc.	39,200
1,465	Omega Healthcare Investors Inc.	67,273
364	One Liberty Properties Inc.	7,586
3,123	Orchid Island Capital Inc.	22,579
3,332	Outfront Media Inc.	78,402
4,701	Paramount Group Inc.*	30,980
1,181	Park Hotels & Resorts Inc.	12,778
828	Peakstone Realty Trust	11,319
3,115	Pebblebrook Hotel Trust	35,324
2,247	PennyMac Mortgage Investment Trust	28,851
3,054	Phillips Edison & Co., Inc.	108,417
3,200	Piedmont Realty Trust Inc., Class A Shares	27,968
973	Plymouth Industrial REIT Inc.	21,348
814	Postal Realty Trust Inc., Class A Shares	12,650
1,885	PotlatchDeltic Corp.	75,852
912	Rayonier Inc.	20,256
4,168	Ready Capital Corp.	10,545
4,864	Realty Income Corp.	280,215
3,370	Redwood Trust Inc.	18,569
926	Regency Centers Corp.	65,894
1,301	Rexford Industrial Realty Inc.	54,135
3,036	Rithm Capital Corp.	34,884
1,505	Rithm Property Trust Inc.	4,033
3,966	RLJ Lodging Trust	29,904
1,469	Ryman Hospitality Properties Inc.	140,187
5,910	Sabra Health Care REIT Inc.	115,304
1,335	Safehold Inc.	18,516
315	Saul Centers Inc.	9,796
588	SBA Communications Corp., Class A Shares	114,231
3,830	Service Properties Trust	6,664
590	Seven Hills Realty Trust	5,168
1,307	Sila Realty Trust Inc.	31,263
1,744	Simon Property Group Inc.	324,942
1,157	SITE Centers Corp.	8,516
1,738	SL Green Realty Corp.	81,912
800	Smartstop Self Storage REIT Inc.	26,144
51,500	STAG Industrial Inc.	2,022,920
84,822	Starwood Property Trust Inc.	1,555,635
354	Strawberry Fields REIT Inc.	4,436
2,608	Summit Hotel Properties Inc.	13,979

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
650	Sun Communities Inc.	$83,746
400	Sunrise Realty Trust Inc.	4,020
4,571	Sunstone Hotel Investors Inc.	42,785
2,694	Tanger Inc.	90,465
2,554	Terreno Realty Corp.	160,366
1,453	TPG RE Finance Trust Inc.	13,208
2,688	Two Harbors Investment Corp.	27,256
1,695	UDR Inc.	61,732
2,039	UMH Properties Inc.	30,850
307	Universal Health Realty Income Trust	12,480
3,045	Urban Edge Properties	58,525
30,936	Ventas Inc.	2,494,370
2,039	Veris Residential Inc.	30,707
5,597	VICI Properties Inc., Class A Shares	161,306
888	Vornado Realty Trust	32,696
3,737	Weyerhaeuser Co.	82,999
1,220	Whitestone REIT, Class B Shares	16,214
1,112	WP Carey Inc.	74,915
2,660	Xenia Hotels & Resorts Inc.	37,187
	Total Equity Real Estate Investment Trusts (REITs)	26,744,581
Insurance - 2.3%
981	Abacus Global Management Inc.*	6,504
1,422	Allstate Corp.	302,858
525	American Coastal Insurance Corp.	6,274
335	American Financial Group Inc.	46,136
489	AMERISAFE Inc.	19,951
1,935	Arch Capital Group Ltd.*	181,735
9,300	Arthur J Gallagher & Co.	2,302,866
375	Aspen Insurance Holdings Ltd., Class A Shares*	13,894
258	Assurant Inc.	58,865
229	Assured Guaranty Ltd.	20,734
384	Axis Capital Holdings Ltd.	39,260
1,689	Baldwin Insurance Group Inc., Class A Shares*	48,153
435	Bowhead Specialty Holdings Inc.*	12,115
352	Brighthouse Financial Inc.*	23,074
1,469	Brown & Brown Inc.	118,152
824	Cincinnati Financial Corp.	138,094
1,628	Citizens Inc., Class A Shares*	9,703
113	CNA Financial Corp.	5,283
2,394	CNO Financial Group Inc.	97,986
1,465	Corebridge Financial Inc.	43,979
327	Crawford & Co., Class A Shares	3,656
483	Donegal Group Inc., Class A Shares	9,723
1,016	eHealth Inc.*	4,145
640	Employers Holdings Inc.	25,504
1,575	Equitable Holdings Inc.	73,537
2,372	Essent Group Ltd.	148,867
216	Everest Group Ltd.	67,887
468	F&G Annuities & Life Inc.	15,121
1,416	Fidelis Insurance Holdings Ltd.	26,961

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
1,336	Fidelity National Financial Inc.	$79,398
22,078	First American Financial Corp.	1,451,849
9,916	Genworth Financial Inc., Class A Shares*	86,071
462	Globe Life Inc.	62,245
298	GoHealth Inc., Class A Shares*	894
571	Goosehead Insurance Inc., Class A Shares	40,855
622	Greenlight Capital Re Ltd., Class A Shares*	8,217
1,209	Hamilton Insurance Group Ltd., Class B Shares*	32,981
10,772	Hanover Insurance Group Inc.	1,998,745
16,004	Hartford Insurance Group Inc.	2,193,028
3,285	HCI Group Inc.	583,909
553	Heritage Insurance Holdings Inc.*	16,065
470	Hippo Holdings Inc.*	15,407
1,075	Horace Mann Educators Corp.	49,213
31	Investors Title Co.	8,646
1,789	Jackson Financial Inc., Class A Shares	175,340
1,462	James River Group Holdings Inc.	8,611
352	Kemper Corp.	14,333
79	Kestrel Group Ltd.*	1,176
388	Kingstone Cos., Inc.	5,905
301	Kingsway Financial Services Inc.*	3,913
113	Kinsale Capital Group Inc.	43,494
1,332	Lemonade Inc.*	104,056
853	Lincoln National Corp.	35,092
937	Loews Corp.	101,074
66	Markel Group Inc.*	137,309
900	MBIA Inc.*	6,795
704	Mercury General Corp.	65,556
63,608	MGIC Investment Corp.	1,803,287
211	NI Holdings Inc.*	2,865
29,335	NMI Holdings Inc., Class A Shares*	1,119,130
1,080	Octave Specialty Group Inc.*	9,709
1,291	Old Republic International Corp.	59,515
637	Palomar Holdings Inc.*	79,122
185	Primerica Inc.	47,604
1,218	Principal Financial Group Inc.	103,311
1,283	ProAssurance Corp.*	30,895
1,879	Prudential Financial Inc.	203,402
338	Reinsurance Group of America Inc.	64,176
244	RenaissanceRe Holdings Ltd.	63,725
410	RLI Corp.	25,281
250	Root Inc., Class A Shares*	20,222
530	Ryan Specialty Holdings Inc., Class A Shares	30,777
379	Safety Insurance Group Inc.	28,812
1,502	Selective Insurance Group Inc.	117,997
3,276	Selectquote Inc.*	4,750
2,562	SiriusPoint Ltd.*	53,290
852	Skyward Specialty Insurance Group Inc.*	41,714
650	Slide Insurance Holdings Inc.*	10,978
712	Stewart Information Services Corp.	54,561
592	Tiptree Inc.	11,118

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
884	Trupanion Inc.*	$31,196
16,961	TypTap Insurance Group Inc.*	319,715
567	United Fire Group Inc.	20,724
674	Universal Insurance Holdings Inc.	22,330
888	Unum Group	67,461
15	White Mountains Insurance Group Ltd.	30,364
528	Willis Towers Watson PLC	169,488
1,611	WR Berkley Corp.	125,159
	Total Insurance	15,973,872
Investment Companies - 0.9%
7,736	Bit Digital Inc.*	18,412
2,183	Bitdeer Technologies Group, Class A Shares*	29,274
1,453	Cannae Holdings Inc.	23,393
36,008	Cipher Mining Inc.*	732,763
6,675	Cleanspark Inc.*	100,792
98,731	Core Scientific Inc.*	1,667,567
2,422	FTAI Infrastructure Inc.	10,366
2,947	HA Sustainable Infrastructure Capital Inc., REIT	101,259
9,117	Hut 8 Corp.*	410,265
10,204	IREN Ltd.*	487,853
9,041	MARA Holdings Inc.*	106,774
8,505	Riot Platforms Inc.*	137,186
173,031	Terawulf Inc.*	2,683,711
	Total Investment Companies	6,509,615
Private Equity - 0.0%
1,342	Carlyle Group Inc.	73,179
367	Chicago Atlantic Real Estate Finance Inc., REIT	4,683
1,605	P10 Inc., Class A Shares	15,055
1,705	Patria Investments Ltd., Class A Shares	25,694
	Total Private Equity	118,611
Real Estate - 0.6%
2,688	Anywhere Real Estate Inc.*	38,304
1,618	CBRE Group Inc., Class A Shares*	261,841
11,440	Compass Inc., Class A Shares*	119,205
2,213	CoStar Group Inc.*	152,255
5,823	Cushman & Wakefield Ltd.*	97,535
2,537	Douglas Elliman Inc.*	6,723
2,112	eXp World Holdings Inc.	23,971
306	FRP Holdings Inc.*	7,133
173	Howard Hughes Holdings Inc.*	15,489
241	Jones Lang LaSalle Inc.*	78,491
2,946	Kennedy-Wilson Holdings Inc.	28,665
241	Legacy Housing Corp.*	4,803
598	Marcus & Millichap Inc.	17,521
190	Maui Land & Pineapple Co., Inc.*	3,012
590	McGrath RentCorp	60,817
188,836	Newmark Group Inc., Class A Shares	3,281,970
638	RE/MAX Holdings Inc., Class A Shares*	5,244
2,345	Real Brokerage Inc.*	9,310
595	RMR Group Inc., Class A Shares	9,074

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
FINANCIAL - (continued)
Real Estate - (continued)
242	Seaport Entertainment Group Inc.*	$5,193
593	Sky Harbour Group Corp., Class A Shares*	5,479
949	St Joe Co.	57,253
128	Stratus Properties Inc.*	2,835
	Total Real Estate	4,292,123
Savings & Loans - 0.1%
1,306	Axos Financial Inc.*	107,327
3,122	Banc of California Inc.	57,570
382	BankFinancial Corp.	4,492
2,060	Beacon Financial Corp.	52,715
294	BV Financial Inc.*	5,392
3,137	Capitol Federal Financial Inc.	20,736
94	CF Bankshares Inc.	2,248
323	Citizens Community Bancorp Inc.	5,572
255	Eagle Bancorp Montana Inc.	4,233
84	Finward Bancorp	3,192
109	First Capital Inc.	5,449
185	First Savings Financial Group Inc.	5,765
987	Flushing Financial Corp.	16,197
236	FS Bancorp Inc.	9,664
248	Greene County Bancorp Inc.	5,654
36	Hingham Institution For Savings The	10,545
156	Home Bancorp Inc.	8,653
350	HomeTrust Bancshares Inc.	14,353
882	Northfield Bancorp Inc.	9,481
3,592	Northwest Bancshares Inc.	42,960
1,479	OceanFirst Financial Corp.	27,879
3,333	Provident Financial Services Inc.	63,927
725	Riverview Bancorp Inc.	3,821
80	Sound Financial Bancorp Inc.	3,545
233	Southern Missouri Bancorp Inc.	13,116
210	TFS Financial Corp.	2,992
153	Timberland Bancorp Inc.	5,233
1,927	WaFd Inc.	61,009
338	Waterstone Financial Inc.	5,293
1,397	WSFS Financial Corp.	77,967
	Total Savings & Loans	656,980
	TOTAL FINANCIAL	119,430,857
GOVERNMENT - 0.0%
Multi-National - 0.0%
696	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	31,250
INDUSTRIAL - 20.4%
Aerospace/Defense - 3.2%
904	AAR Corp.*	75,222
8,523	AeroVironment Inc.*	2,381,838
782	AerSale Corp.*	5,060
100,179	Amprius Technologies Inc.*	1,134,026
15,162	Archer Aviation Inc., Class A Shares*	118,112
21,353	Astronics Corp.*	1,165,233
13,689	ATI Inc.*	1,379,851

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Aerospace/Defense - (continued)
5,579	Curtiss-Wright Corp.	$3,148,174
343	Ducommun Inc.*	31,450
1,635	Eve Holding Inc.*	6,442
16,014	FTAI Aviation Ltd.	2,774,265
218	HEICO Corp.	69,086
411	HEICO Corp., Class A Shares	101,505
58,816	Hexcel Corp.	4,483,544
2,164	Howmet Aerospace Inc.	442,733
2,558	Intuitive Machines Inc., Class A Shares*	24,301
11,440	Joby Aviation Inc.*	165,079
26,312	Karman Holdings Inc.*	1,763,693
4,075	Kratos Defense & Security Solutions Inc.*	310,108
1,006	L3Harris Technologies Inc.	280,362
467	Leonardo DRS Inc.	15,957
252	Loar Holdings Inc.*	17,249
10,713	Mercury Systems Inc.*	748,732
703	Moog Inc., Class A Shares	161,465
122	National Presto Industries Inc.	11,450
2,210	Red Cat Holdings Inc.*(a)	16,398
990	Redwire Corp.*(a)	5,455
26,180	Rocket Lab Corp.*	1,103,225
665	Spirit AeroSystems Holdings Inc., Class A Shares*	24,425
773	StandardAero Inc.*	20,191
10,016	TAT Technologies Ltd.*	384,815
334	Voyager Technologies Inc., Class A Shares*	7,508
	Total Aerospace/Defense	22,376,954
Building Materials - 1.5%
39,730	AAON Inc.	3,713,960
762	AirJoule Technologies Corp.*	2,484
406	American Woodmark Corp.*	22,383
573	Apogee Enterprises Inc.	20,863
8,627	Armstrong World Industries Inc.	1,636,887
1,498	Aspen Aerogels Inc.*	4,824
919	Boise Cascade Co.	70,065
573	Builders FirstSource Inc.*	64,308
221	Carlisle Cos., Inc.	70,294
166	Eagle Materials Inc.	37,138
608	Fortune Brands Innovations Inc.	31,391
709	Gibraltar Industries Inc.*	35,422
943	Griffon Corp.	70,725
1,241	Hayward Holdings Inc.*	20,414
885	James Hardie Industries PLC*	17,505
2,225	JELD-WEN Holding Inc.*	5,941
1,432	Knife River Corp.*	107,171
169	Lennox International Inc.	84,309
315	Louisiana-Pacific Corp.	25,833
683	LSI Industries Inc.	12,492
318	Martin Marietta Materials Inc.	198,190
1,083	Masco Corp.	70,254
3,352	Masterbrand Inc.*	37,174

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value

COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Building Materials - (continued)
8,634	Modine Manufacturing Co.*	$1,399,830
256	Mohawk Industries Inc.*	29,670
226	NWPX Infrastructure Inc.*	13,248
435	Owens Corning	49,259
211	Simpson Manufacturing Co., Inc.	35,317
30	Smith-Midland Corp.*	1,045
1,192	SPX Technologies Inc.*	256,328
579	Tecnoglass Inc.	28,823
36,883	Tecogen Inc.*	275,147
762	Titan America SA*	12,375
535	Trex Co., Inc.*	18,714
1,508	UFP Industries Inc.	140,229
7,601	Vulcan Materials Co.	2,259,321
	Total Building Materials	10,879,333
Electrical Components & Equipment - 0.7%
157	Acuity Inc.	57,528
25,141	American Superconductor Corp.*	781,634
1,254	AMETEK Inc.	248,154
722	AZZ Inc.	76,113
14,767	Belden Inc.	1,674,578
1,561	Energizer Holdings Inc.	28,457
935	EnerSys	133,808
296	Generac Holdings Inc.*	44,882
8,839	Graham Corp.*	508,242
446	Insteel Industries Inc.	13,639
145	Littelfuse Inc.	37,123
18,833	nLight Inc.*	663,487
874	Novanta Inc.*	99,339
1,502	Powell Industries Inc.	485,476
221	Universal Display Corp.	26,284
	Total Electrical Components & Equipment	4,878,744
Electronics - 2.8%
943	Advanced Energy Industries Inc.	199,152
441	Allegion PLC	73,219
12,292	Allient Inc.	662,047
16,963	Applied Optoelectronics Inc.*	454,269
260	Arrow Electronics Inc.*	28,083
825	Atkore Inc.	55,234
2,009	Atmus Filtration Technologies Inc.	101,676
425	Avnet Inc.	20,192
737	Badger Meter Inc.	131,584
39	Bel Fuse Inc., Class A Shares	5,130
261	Bel Fuse Inc., Class B Shares	40,202
934	Benchmark Electronics Inc.	41,965
4,669	Celestica Inc.*	1,608,050
10,404	Coherent Corp.*	1,708,961
786	CTS Corp.	33,271
3,905	Enovix Corp.*	30,420
651	ESCO Technologies Inc.	138,604
118,126	Evolv Technologies Holdings Inc.*	754,825

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Electronics - (continued)
2,046	Flex Ltd.*	$120,939
1,863	Fortive Corp.	99,633
864	Garmin Ltd.	168,756
282	Hubbell Inc., Class B Shares	121,663
171	Ingram Micro Holding Corp.	3,661
1,134	Itron Inc.*	112,311
12,366	Jabil Inc.	2,605,640
917	Keysight Technologies Inc.*	181,520
569	Kimball Electronics Inc.*	16,444
2,273	Knowles Corp.*	51,097
4,883	Kopin Corp.*	11,915
1,149	KULR Technology Group Inc.*	3,723
126	Mesa Laboratories Inc.	10,105
112	Mettler-Toledo International Inc.*	165,393
6,353	MicroVision Inc.*(a)	5,984
5,720	Mirion Technologies Inc., Class A Shares*	148,834
60	M-Tron Industries Inc.*	3,100
916	Napco Security Technologies Inc.	37,006
344	Neonode Inc.*	767
107	NVE Corp.	6,842
12,410	nVent Electric PLC	1,331,221
387	OSI Systems Inc.*	104,819
648	Plexus Corp.*	92,632
655	Ralliant Corp.	32,337
1,307	Sanmina Corp.*	204,108
883	Sensata Technologies Holding PLC	28,318
7,257	Standard BioTools Inc.*	10,886
13,002	TD SYNNEX Corp.	1,982,545
10,700	TE Connectivity PLC	2,419,805
1,307	Trimble Inc.*	106,416
2,530	TTM Technologies Inc.*	177,555
358	Turtle Beach Corp.*	4,969
586	Vicor Corp.*	52,359
2,885	Vishay Intertechnology Inc.	39,438
739	Vontier Corp.	26,811
11,372	Woodward Inc.	3,411,941
	Total Electronics	19,988,377
Engineering & Construction - 2.4%
502	908 Devices Inc.*	3,188
680	AECOM	70,128
1,217	Arcosa Inc.	129,659
2,256	Argan Inc.	891,571
408	Bowman Consulting Group Ltd.*	14,761
1,788	Centuri Holdings Inc.*	40,212
3,422	Comfort Systems USA Inc.	3,343,089
473	Concrete Pumping Holdings Inc.	2,975
7,889	Construction Partners Inc., Class A Shares*	859,901
696	Dycom Industries Inc.*	251,625
4,633	EMCOR Group Inc.	2,849,619
413	Energy Services of America Corp.	3,696

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Engineering & Construction - (continued)
15,306	Everus Construction Group Inc.*	$1,407,540
1,227	Exponent Inc.	88,712
3,990	Fluor Corp.*	171,291
1,871	Frontdoor Inc.*	100,903
1,097	Granite Construction Inc.	117,960
1,661	Great Lakes Dredge & Dock Corp.*	21,211
217	IES Holdings Inc.*	90,830
625	Jacobs Solutions Inc.	84,256
64,307	Latham Group Inc.*	459,795
258	Limbach Holdings Inc.*	18,254
6,667	MasTec Inc.*	1,425,938
400	Mistras Group Inc.*	4,796
3,096	MYR Group Inc.*	694,495
1,271	Orion Group Holdings Inc.*	12,710
1,337	Primoris Services Corp.	169,211
5,945	Sterling Infrastructure Inc.*	2,046,923
3,015	TopBuild Corp.*	1,364,288
542	TSS Inc.*	5,219
1,117	Tutor Perini Corp.*	76,570
3,734	Uniti Group Inc.*	23,786
	Total Engineering & Construction	16,845,112
Environmental Control - 1.0%
1,171	Arq Inc.*	4,356
1,562	Casella Waste Systems Inc., Class A Shares*	150,561
16,217	CECO Environmental Corp.*	845,717
9,058	Clean Harbors Inc.*	2,061,239
1,458	Energy Recovery Inc.*	21,068
86,726	Enviri Corp.*	1,590,555
807	Montrose Environmental Group Inc.*	20,700
898	Pentair PLC	94,506
624	Perma-Fix Environmental Services Inc.*	7,656
711	Pure Cycle Corp.*	8,091
3,229	PureCycle Technologies Inc.*	28,415
1,360	Tetra Tech Inc.	47,246
1,274	Veralto Corp.	128,954
8,200	Waste Management Inc.	1,786,534
	Total Environmental Control	6,795,598
Hand/Machine Tools - 0.7%
664	Cadre Holdings Inc.	28,340
28,176	Enerpac Tool Group Corp., Class A Shares	1,067,025
963	Franklin Electric Co., Inc.	91,629
1,838	Kennametal Inc.	50,876
14,630	Lincoln Electric Holdings Inc.	3,502,861
606	Luxfer Holdings PLC, ADR	7,575
186	MSA Safety Inc.	30,002
281	Snap-on Inc.	95,554
860	Stanley Black & Decker Inc.	61,507
	Total Hand/Machine Tools	4,935,369
Machinery-Construction & Mining - 0.9%
572	Astec Industries Inc.	25,317

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Machinery-Construction & Mining - (continued)
50,440	Babcock & Wilcox Enterprises Inc.*	$315,250
14,255	Bloom Energy Corp., Class A Shares*	1,557,216
10,750	BWX Technologies Inc.	1,922,960
288	Hyster-Yale Inc.	8,375
604	Lightbridge Corp.*	9,821
779	Manitowoc Co., Inc.*	8,787
673	NANO Nuclear Energy Inc.*(a)	22,007
920	Net Power Inc.*	2,668
3,152	NuScale Power Corp.*	63,040
323	Oshkosh Corp.	41,402
1,568	Terex Corp.	72,458
13,448	Vertiv Holdings Co., Class A Shares	2,417,009
	Total Machinery-Construction & Mining	6,466,310
Machinery-Diversified - 2.9%
795	Aebi Schmidt Holding AG	9,468
312	AGCO Corp.	33,059
269	Alamo Group Inc.	43,140
721	Albany International Corp., Class A Shares	34,377
194	Applied Industrial Technologies Inc.	50,211
33,016	Cactus Inc., Class A Shares	1,417,047
1,123	Chart Industries Inc.*	229,036
4,490	CNH Industrial NV	42,341
837	Cognex Corp.	31,890
724	Columbus McKinnon Corp.	11,903
24,226	Crane Co.	4,439,414
394	CSW Industrials Inc.	107,117
13,823	Dover Corp.	2,561,125
4,215	DXP Enterprises Inc.*	396,168
1,396	Eastman Kodak Co.*	10,665
287	ESAB Corp.	32,213
19,213	Flowserve Corp.	1,370,848
126,340	Gates Industrial Corp. PLC*	2,875,498
241	Gencor Industries Inc.*	3,232
517	Gorman-Rupp Co.	24,035
853	Graco Inc.	70,321
843	Ichor Holdings Ltd.*	14,162
388	IDEX Corp.	67,485
2,139	Ingersoll Rand Inc.	171,847
284	Kadant Inc.	78,986
281	Lindsay Corp.	32,295
255	Middleby Corp.*	30,141
3,765	Mueller Water Products Inc., Class A Shares	91,264
276	Nordson Corp.	65,594
2,154	Otis Worldwide Corp.	191,383
853	Palladyne AI Corp.*	4,862
7,285	Power Solutions International Inc.*	393,973
79	Pro-Dex Inc.*	2,879
13,175	Regal Rexnord Corp.	1,923,418
2,354	Richtech Robotics Inc., Class B Shares*	8,357
6,916	Rockwell Automation Inc.	2,737,768

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Machinery-Diversified - (continued)
497	Tennant Co.	$36,346
849	Thermon Group Holdings Inc.*	29,800
561	Toro Co.	39,124
682	Watts Water Technologies Inc., Class A Shares	188,150
898	Westinghouse Air Brake Technologies Corp.	187,278
1,291	Xylem Inc.	181,605
3,714	Zurn Elkay Water Solutions Corp.	177,158
	Total Machinery-Diversified	20,446,983
Metal Fabricate/Hardware - 1.8%
8,444	Advanced Drainage Systems Inc.	1,286,697
296	Ascent Industries Co.*	4,194
254	Eastern Co.	4,953
10,007	Helios Technologies Inc.	540,278
5,188	Hillman Solutions Corp.*	45,395
3,648	Janus International Group Inc.*	22,654
187	L B Foster Co., Class A Shares*	5,045
436	Mayville Engineering Co., Inc.*	7,408
1,040	Metallus Inc.*	17,586
551	Mueller Industries Inc.	60,538
224	Olympic Steel Inc.	8,711
59	Omega Flex Inc.	1,599
305	Park-Ohio Holdings Corp.	6,530
12,461	Proto Labs Inc.*	633,268
4,306	RBC Bearings Inc.*	1,916,041
653	Ryerson Holding Corp.	14,973
13,884	Standex International Corp.	3,403,802
310	Timken Co.	25,231
890	Tredegar Corp.*	6,942
6,172	Valmont Industries Inc.	2,548,851
750	Worthington Enterprises Inc.	41,145
844	Worthington Steel Inc.	28,485
37,104	Xometry Inc., Class A Shares*	2,169,471
	Total Metal Fabricate/Hardware	12,799,797
Miscellaneous Manufacturers - 1.8%
585	AO Smith Corp.	38,598
2,211	Avient Corp.	67,634
4,820	Axon Enterprise Inc.*	2,603,475
467	Byrna Technologies Inc.*	8,523
141	Core Molding Technologies Inc.*	2,665
604	Donaldson Co., Inc.	54,300
12,939	Enpro Inc.	2,883,456
768	Entegris Inc.	59,243
5,819	Fabrinet*	2,673,307
5,716	Federal Signal Corp.	651,624
1,850	Hillenbrand Inc.	58,904
11,247	ITT Inc.	2,071,247
1,298	JBT Marel Corp.	182,408
1,221	LSB Industries Inc.*	10,903
503	Materion Corp.	61,461
844	Myers Industries Inc.	15,243

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Miscellaneous Manufacturers - (continued)
501	NL Industries Inc.	$2,831
1,659	Outdoor Holding Co.*	3,052
381	Park Aerospace Corp.	7,388
1,044	Sight Sciences Inc.*	8,728
1,056	Smith & Wesson Brands Inc.	9,198
408	Sturm Ruger & Co., Inc.	12,289
1,892	Teledyne Technologies Inc.*	945,092
924	Textron Inc.	76,840
1,957	Trinity Industries Inc.	51,900
	Total Miscellaneous Manufacturers	12,560,309
Packaging & Containers - 0.4%
12,427	Amcor PLC	105,878
334	AptarGroup Inc.	41,666
3,524	Ardagh Metal Packaging SA	13,215
1,453	Ball Corp.	71,967
377	Clearwater Paper Corp.*	6,858
592	Crown Holdings Inc.	57,323
1,498	Graphic Packaging Holding Co.	24,238
652	Greif Inc., Class A Shares	42,791
104	Greif Inc., Class B Shares	7,403
140	Karat Packaging Inc.	3,086
64,905	O-I Glass Inc.*	874,919
485	Packaging Corp. of America	98,974
933	Ranpak Holdings Corp., Class A Shares*	4,609
860	Sealed Air Corp.	36,937
31,693	Silgan Holdings Inc.	1,256,310
2,794	Smurfit WestRock PLC	99,718
579	Sonoco Products Co.	24,416
769	TriMas Corp.	26,200
	Total Packaging & Containers	2,796,508
Shipbuilding - 0.0%
199	Huntington Ingalls Industries Inc.	62,410
Transportation - 0.3%
549	ArcBest Corp.	35,229
953	Ardmore Shipping Corp.	11,655
6,916	CH Robinson Worldwide Inc.	1,098,745
199	Costamare Bulkers Holdings Ltd.*	3,278
999	Costamare Inc.	15,255
372	Covenant Logistics Group Inc., Class A Shares	7,418
1,557	CryoPort Inc.*	14,978
3,001	DHT Holdings Inc.	39,103
935	Dorian LPG Ltd.	23,169
751	Expeditors International of Washington Inc.	110,322
768	FLEX LNG Ltd.(a)	19,484
638	Forward Air Corp.*	14,655
1,014	Genco Shipping & Trading Ltd.	19,185
1,098	Heartland Express Inc.	8,630
643	Himalaya Shipping Ltd.*	5,781
1,426	Hub Group Inc., Class A Shares	55,001
1,061	International Seaways Inc.	56,201

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Transportation - (continued)
408	JB Hunt Transport Services Inc.	$70,976
285	Kirby Corp.*	32,353
795	Knight-Swift Transportation Holdings Inc., Class A Shares	36,411
172	Landstar System Inc.	22,505
1,480	Marten Transport Ltd.	15,170
784	Matson Inc.	85,440
973	Navigator Holdings Ltd.	17,407
5,082	Nordic American Tankers Ltd.	18,499
992	Old Dominion Freight Line Inc.	134,208
309	PAMT Corp.*	2,775
665	Pangaea Logistics Solutions Ltd.	4,668
539	Proficient Auto Logistics Inc.*	4,398
1,217	Radiant Logistics Inc.*	7,594
3,901	RXO Inc.*	51,571
203	Ryder System Inc.	35,162
1,214	Safe Bulkers Inc.	6,422
135	Saia Inc.*	38,011
242	Schneider National Inc., Class B Shares	5,472
1,033	Scorpio Tankers Inc.	59,222
2,817	SFL Corp., Ltd, Class B Shares	23,184
1,378	Teekay Corp., Ltd	13,380
620	Teekay Tankers Ltd., Class A Shares	35,755
268	Universal Logistics Holdings Inc.	4,025
1,424	Werner Enterprises Inc.	36,397
1,308	World Kinect Corp.	30,319
589	XPO Inc.*	83,673
	Total Transportation	2,413,086
Trucking & Leasing - 0.0%
897	GATX Corp.	143,457
807	Greenbrier Cos., Inc.	35,896
97	Willis Lease Finance Corp.	11,903
	Total Trucking & Leasing	191,256
	TOTAL INDUSTRIAL	144,436,146
TECHNOLOGY - 8.5%
Computers - 2.7%
3,019	3D Systems Corp.*	6,280
619	Amdocs Ltd.	47,341
949	Amentum Holdings Inc.*	27,170
1,023	ASGN Inc.*	46,045
8,139	CACI International Inc., Class A Shares*	5,022,577
1,577	Cantaloupe Inc.*	16,827
2,616	Cognizant Technology Solutions Corp., Class A Shares	203,289
4,943	Conduent Inc.*	9,589
1,390	Corsair Gaming Inc.*	9,063
274	Crane NXT Co.	15,426
1,004	Cricut Inc., Class A Shares	4,759
654	Diebold Nixdorf Inc.*	42,196
7,515	D-Wave Quantum Inc.*	170,365
1,034	DXC Technology Co.*	13,649
305	EPAM Systems Inc.*	57,035

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Computers - (continued)
33,429	ExlService Holdings Inc.*	$1,328,134
388	Gartner Inc.*	90,303
813	Genpact Ltd.	35,821
253	Globant SA*	16,098
1,774	Grid Dynamics Holdings Inc.*	15,540
6,990	Hewlett Packard Enterprise Co.	152,871
5,041	HP Inc.	123,101
670	Insight Enterprises Inc.*	58,002
2,240	Integral Ad Science Holding Corp.*	23,027
645	KBR Inc.	26,587
1,266	Kyndryl Holdings Inc.*	32,701
682	Leidos Holdings Inc.	130,330
17,612	Lumentum Holdings Inc.*	5,726,718
1,418	MAXIMUS Inc.	122,076
1,466	Mitek Systems Inc.*	12,989
1,899	NCR Atleos Corp.*	70,396
3,300	NCR Voyix Corp.*	33,363
1,089	NetApp Inc.	121,489
1,806	NetScout Systems Inc.*	48,545
2,195	NextNav Inc.*	31,191
848	Okta Inc., Class A Shares*	68,120
808	OneSpan Inc.	9,858
962	PAR Technology Corp.*	33,199
270	Parsons Corp.*	22,864
8,142	Pure Storage Inc., Class A Shares*	724,312
908	Qualys Inc.*	127,892
1,641	Rapid7 Inc.*	25,731
7,772	Rigetti Computing Inc.*	198,730
1,184	Rimini Street Inc.*	4,511
625	Rubrik Inc., Class A Shares*	43,325
405	SailPoint Inc.*	7,460
766	Sandisk Corp.*	171,032
235	Science Applications International Corp.	20,259
2,726	Super Micro Computer Inc.*	92,275
1,309	Telos Corp.*	7,566
2,885	Tenable Holdings Inc.*	76,510
354	TTEC Holdings Inc.*	1,189
1,437	Unisys Corp.*	3,851
456	V2X Inc.*	25,012
2,757	Varonis Systems Inc., Class B Shares*	91,174
2,219	Vuzix Corp.*	5,969
16,148	Western Digital Corp.	2,637,453
14,083	Whitefiber Inc.*(a)	301,799
523	Zscaler Inc.*	131,535
	Total Computers	18,722,519
Office/Business Equipment - 0.0%
4,376	Pitney Bowes Inc.	43,147
2,975	Xerox Holdings Corp.	8,271
261	Zebra Technologies Corp., Class A Shares*	65,968
	Total Office/Business Equipment	117,386

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Semiconductors - 3.4%
1,188	ACM Research Inc., Class A Shares*	$39,691
607	Aehr Test Systems*	13,943
339	Aeluma Inc.*	4,753
696	Allegro MicroSystems Inc.*	18,576
594	Alpha & Omega Semiconductor Ltd.*	12,046
977	Ambarella Inc.*	72,474
641	Amkor Technology Inc.	23,326
593	Arteris Inc.*	8,504
677	Astera Labs Inc.*	106,675
972	Atomera Inc.*	2,411
771	Axcelis Technologies Inc.*	63,816
1,780	Blaize Holdings Inc.*	4,450
630	CEVA Inc.*	13,602
265	Cirrus Logic Inc.*	31,890
70,560	Cohu Inc.*	1,716,019
1,100	Diodes Inc.*	50,831
1,870	FormFactor Inc.*	102,887
566	GLOBALFOUNDRIES Inc.*	20,285
13,746	Impinj Inc.*	2,362,525
153	IPG Photonics Corp.*	12,185
1,241	Kulicke & Soffa Industries Inc.	55,982
685	Lattice Semiconductor Corp.*	48,094
7,730	MACOM Technology Solutions Holdings Inc.*	1,352,673
2,051	MaxLinear Inc., Class A Shares*	31,934
2,795	Microchip Technology Inc.	149,756
10,138	MKS Inc.	1,585,482
250	Monolithic Power Systems Inc.	232,042
3,074	Navitas Semiconductor Corp., Class A Shares*	26,867
2,249	ON Semiconductor Corp.*	112,990
7,865	Onto Innovation Inc.*	1,125,953
1,377	Ouster Inc.*	31,616
1,309	Penguin Solutions Inc.*	26,481
1,606	Photronics Inc.*	36,793
1,365	Power Integrations Inc.	45,864
472	Qorvo Inc.*	40,540
15,819	Rambus Inc.*	1,511,822
211	Richardson Electronics Ltd.	2,207
21,585	Semtech Corp.*	1,600,744
14,918	Silicon Laboratories Inc.*	1,903,238
9,884	Silicon Motion Technology Corp., ADR	879,281
9,857	SiTime Corp.*	2,934,429
573	SkyWater Technology Inc.*	8,818
784	Skyworks Solutions Inc.	51,705
935	Synaptics Inc.*	64,057
28,489	Teradyne Inc.	5,181,864
15,184	Ultra Clean Holdings Inc.*	385,066
1,456	Veeco Instruments Inc.*	42,559
260	Vishay Precision Group Inc.*	8,876
	Total Semiconductors	24,158,622

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - 2.4%
2,844	8x8 Inc.*	$5,517
2,642	ACI Worldwide Inc.*	123,804
4,031	ACV Auctions Inc., Class A Shares*	31,643
2,831	Adeia Inc.	35,019
5,240	Agilysys Inc.*	644,310
710	Airship AI Holdings Inc.*	2,613
734	Akamai Technologies Inc.*	65,708
3,554	Alignment Healthcare Inc.*	68,272
1,626	Alkami Technology Inc.*	34,666
2,029	Amplitude Inc., Class A Shares*	20,858
109	Appfolio Inc., Class A Shares*	24,883
1,051	Appian Corp., Class A Shares*	42,460
2,191	Asana Inc., Class A Shares*	28,220
516	Asure Software Inc.*	4,128
3,452	AvePoint Inc.*	44,876
577	Bandwidth Inc., Class A Shares*	8,216
837	Bentley Systems Inc., Class B Shares	35,121
6,887	BigBear.ai Holdings Inc.*(a)	43,664
454	BILL Holdings Inc.*	22,768
917	Blackbaud Inc.*	51,700
1,267	BlackLine Inc.*	72,206
5,891	Blend Labs Inc., Class A Shares*	18,616
3,400	Box Inc., Class A Shares*	100,436
1,822	Braze Inc., Class A Shares*	52,291
621	Broadridge Financial Solutions Inc.	141,644
2,910	C3.ai Inc., Class A Shares*	42,049
2,891	CCC Intelligent Solutions Holdings Inc.*	21,538
973	Cerence Inc.*	10,781
4,804	Claritev Corp., Class A Shares*	259,752
2,002	Clear Secure Inc., Class A Shares	71,071
6,199	Clearwater Analytics Holdings Inc., Class A Shares*	136,750
127	Climb Global Solutions Inc.	12,835
1,659	Cloudflare Inc., Class A Shares*	332,148
2,263	Commerce.com Inc.*	10,387
1,099	CommVault Systems Inc.*	135,726
241	Concentrix Corp.	8,727
1,477	Confluent Inc., Class A Shares*	32,863
421	Consensus Cloud Solutions Inc.*	9,195
1,030	CS Disco Inc.*	7,375
661	CSG Systems International Inc.	52,067
28	Daily Journal Corp.*	12,835
1,665	Datadog Inc., Class A Shares*	266,417
775	Dayforce Inc.*	53,552
1,830	Definitive Healthcare Corp., Class A Shares*	5,197
918	Digi International Inc.*	38,400
349	Digimarc Corp.*(a)	2,795
2,199	Digital Turbine Inc.*	10,533
1,669	DigitalOcean Holdings Inc.*	74,304
1,033	DocuSign Inc., Class A Shares*	71,639
753	Domo Inc., Class B Shares*	8,614
631	Donnelley Financial Solutions Inc.*	30,957

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
818	DoubleVerify Holdings Inc.*	$8,622
693	Doximity Inc., Class A Shares*	35,648
1,011	Dropbox Inc., Class A Shares*	30,209
193	Duolingo Inc., Class A Shares*	36,942
1,510	Dynatrace Inc.*	67,286
483	eGain Corp.*	5,033
483	Elastic NV*	34,066
1,352	Electronic Arts Inc.	273,145
425	EverCommerce Inc.*	3,689
3,065	Evolent Health Inc., Class A Shares*	12,873
2,152	Expensify Inc., Class A Shares*	3,336
125	Fair Isaac Corp.*	225,729
46,378	Fastly Inc., Class A Shares*	540,767
2,788	Fidelity National Information Services Inc.	183,367
1,822	Five9 Inc.*	35,693
4,906	Freshworks Inc., Class A Shares*	59,559
37,446	Genius Sports Ltd.*	377,081
573	GigaCloud Technology Inc., Class A Shares*	21,258
764	Gitlab Inc., Class A Shares*	31,370
8,113	Guidewire Software Inc.*	1,752,246
2,097	Health Catalyst Inc.*	6,270
270	HubSpot Inc.*	99,176
558	I3 Verticals Inc., Class A Shares*	13,208
202	IBEX Holdings Ltd.*	7,108
422	Ibotta Inc., Class A Shares*	10,069
644	Immersion Corp.	4,579
7,112	Innodata Inc.*	408,727
1,331	Intapp Inc.*	57,486
6,726	IonQ Inc.*	331,592
372	Jack Henry & Associates Inc.	64,907
1,514	Jamf Holding Corp.*	19,576
1,888	Kaltura Inc.*	2,775
374	Life360 Inc.*	29,774
1,543	LiveRamp Holdings Inc.*	44,516
307	Manhattan Associates Inc.*	54,170
571	McGraw Hill Inc.*	10,021
422	MongoDB Inc., Class A Shares*	140,260
409	MSCI Inc., Class A Shares	230,561
1,818	N-able Inc.*	13,090
603	nCino Inc.*	14,894
1,316	Nutanix Inc., Class A Shares*	62,905
104	Nutex Health Inc.*	11,971
224	Omada Health Inc.*	4,196
597	ON24 Inc.*	3,379
1,204	Pagaya Technologies Ltd., Class A Shares*	30,040
1,983	PagerDuty Inc.*	23,796
19,055	Pattern Group Inc., Class A Shares*	277,060
1,758	Paychex Inc.	196,351
263	Paycom Software Inc.	42,388
792	PDF Solutions Inc.*	21,463
516	Pegasystems Inc.	28,261

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
1,338	Phreesia Inc.*	$27,416
155,684	Planet Labs PBC*	1,852,640
1,550	Playstudios Inc.*	995
1,639	Playtika Holding Corp.	6,638
82,019	Porch Group Inc.*	794,764
629	Procore Technologies Inc.*	46,584
1,025	Progress Software Corp.*	42,445
1,166	PROS Holdings Inc.*	27,098
637	PTC Inc.*	111,749
1,007	PubMatic Inc., Class A Shares*	9,073
3,265	Quantum Computing Inc.*	38,200
1,609	Rackspace Technology Inc.*	1,706
255	Red Violet Inc.	13,818
239	ReposiTrak Inc.	3,222
2,926	Rezolve AI PLC*	8,924
468	RingCentral Inc., Class A Shares*	13,216
3,285	ROBLOX Corp., Class A Shares*	312,174
1,369	Samsara Inc., Class A Shares*	52,063
795	Sapiens International Corp. NV	34,400
1,424	Schrodinger Inc.*	25,005
1,253	SEMrush Holdings Inc., Class A Shares*	14,823
1,645	SentinelOne Inc., Class A Shares*	26,665
375	Simulations Plus Inc.*	6,375
9,198	SoundHound AI Inc., Class A Shares*(a)	110,836
1,284	Sprout Social Inc., Class A Shares*	12,801
923	SPS Commerce Inc.*	76,904
1,160	SS&C Technologies Holdings Inc.	99,690
11,126	Take-Two Interactive Software Inc.*	2,737,775
2,774	Talkspace Inc.*	9,376
752	Teads Holding Co.*	532
556	Teradata Corp.*	15,924
329	TruBridge Inc.*	7,225
776	Twilio Inc., Class A Shares*	100,639
236	Tyler Technologies Inc.*	110,830
2,175	UiPath Inc., Class A Shares*	30,146
1,769	Unity Software Inc.*	75,218
804	Veeva Systems Inc., Class A Shares*	193,193
1,555	Vertex Inc., Class A Shares*	30,587
516	Viant Technology Inc., Class A Shares*	5,475
1,766	VTEX, Class A Shares*	7,329
2,660	Waystar Holding Corp.*	98,181
1,739	Weave Communications Inc.*	11,095
4,846	WM Technology Inc.*	4,105
1,211	Workiva Inc., Class A Shares*	112,090
2,641	Yext Inc.*	22,237
4,520	Zeta Global Holdings Corp., Class A Shares*	82,490
1,410	Zoom Communications Inc., Class A Shares*	119,794
1,693	ZoomInfo Technologies Inc., Class A Shares*	16,795
	Total Software	17,005,894
	TOTAL TECHNOLOGY	60,004,421

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - 3.7%
Electric - 2.8%
3,591	AES Corp.	$50,489
1,412	ALLETE Inc.	95,479
1,409	Alliant Energy Corp.	97,883
1,439	Ameren Corp.	153,038
16,435	Ameresco Inc., Class A Shares*	570,459
2,067	Avista Corp.	85,532
17,607	Black Hills Corp.	1,299,221
789	Brookfield Renewable Corp.	32,736
59,483	CenterPoint Energy Inc.	2,378,130
190	Clearway Energy Inc., Class A Shares	6,498
456	Clearway Energy Inc., Class C Shares	16,699
1,604	CMS Energy Corp.	121,006
1,910	Consolidated Edison Inc.	191,688
1,104	DTE Energy Co.	151,281
2,047	Edison International	120,548
27,901	Entergy Corp.	2,720,905
1,263	Evergy Inc.	98,072
1,970	Eversource Energy	132,345
5,455	Exelon Corp.	257,040
2,934	FirstEnergy Corp.	140,010
460	Genie Energy Ltd., Class B Shares	6,661
4,153	Hawaiian Electric Industries Inc.*	48,839
18,992	IDACORP Inc.	2,502,766
889	MGE Energy Inc.	73,627
1,485	Northwestern Energy Group Inc.	102,599
1,023	NRG Energy Inc.	173,388
1,021	OGE Energy Corp.	46,741
2,644	Oklo Inc., Class A Shares*	241,609
14,396	Ormat Technologies Inc.	1,625,452
927	Otter Tail Corp.	76,199
11,680	PG&E Corp.	188,282
608	Pinnacle West Capital Corp.	55,243
29,497	Portland General Electric Co.	1,499,038
55,046	PPL Corp.	2,031,197
2,719	Public Service Enterprise Group Inc.	227,091
1,796	Talen Energy Corp.*	708,109
2,322	TXNM Energy Inc.	135,721
408	Unitil Corp.	20,494
1,819	Vistra Corp.	325,346
1,693	WEC Energy Group Inc.	189,734
3,183	Xcel Energy Inc.	261,356
	Total Electric	19,258,551
Gas - 0.6%
844	Atmos Energy Corp.	148,856
3,028	Brookfield Infrastructure Corp., Class A Shares	138,228
589	Chesapeake Utilities Corp.	81,906
1,167	MDU Resources Group Inc.	24,880
453	National Fuel Gas Co.	37,350
2,540	New Jersey Resources Corp.	122,123
50,537	NiSource Inc.	2,230,198

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - (continued)
Gas - (continued)
959	Northwest Natural Holding Co.	$47,442
1,489	ONE Gas Inc.	124,689
141	RGC Resources Inc.	3,181
1,622	Southwest Gas Holdings Inc.	134,707
12,959	Spire Inc.	1,148,945
1,192	UGI Corp.	47,144
	Total Gas	4,289,649
Water - 0.3%
930	American States Water Co.	68,606
14,338	American Water Works Co., Inc.	1,864,944
1,436	California Water Service Group	65,151
345	Consolidated Water Co., Ltd.	11,809
1,521	Essential Utilities Inc.	60,217
200	Global Water Resources Inc.	1,714
755	H2O America	35,055
455	Middlesex Water Co.	23,346
335	York Water Co.	10,931
	Total Water	2,141,773
	TOTAL UTILITIES	25,689,973
	TOTAL COMMON STOCKS
	(Cost - $520,852,153)	672,715,398
EXCHANGE TRADED FUNDS (ETFs) - 3.2%
3,971	iShares Russell 2000 Value(a)	723,635
240,325	State Street SPDR S&P 600 Small Capital Value	21,809,494
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $20,845,640)	22,533,129
LIMITED PARTNERSHIP - 0.0%
FINANCIAL - 0.0%
Investment Companies - 0.0%
1,739	Compass Diversified Holdings
	(Cost - $35,399)	12,799
CLOSED-END FUND - 0.0%
664	NexPoint Diversified Real Estate Trust, Class Common Shares
	(Cost - $4,918)	1,919
RIGHTS - 0.0%
49	GCI Liberty Inc., Class R Shares*(b)	304
590	Seven Hills Realty Trust*(b)	16
	TOTAL RIGHTS
	(Cost - $0)	320
WARRANT - 0.0%
CONSUMER NON-CYCLICAL - 0.0%
Healthcare-Products - 0.0%
30	Pulse Biosciences Inc.*
	(Cost - $0)	81
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $541,738,110)	695,263,646

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 1.8%
TIME DEPOSITS - 1.8%
$9,324,244	Citibank - New York, 3.220% due 12/1/25	$9,324,244
2,476,144	JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	2,476,144
1,059,142	Royal Bank of Canada - Toronto, 3.220% due 12/1/25	1,059,142
	TOTAL TIME DEPOSITS
	(Cost - $12,859,530)	12,859,530

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
MONEY MARKET FUND - 0.9%
6,469,146	Federated Government Obligations Fund, Premier Class, 3.915%(d)
	(Cost - $6,469,146)	$6,469,146
	TOTAL INVESTMENTS - 101.1%
	(Cost - $561,066,786)	714,592,322
	Liabilities in Excess of Other Assets - (1.1)%	(7,715,378)
	TOTAL NET ASSETS - 100.0%	$706,876,944

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2025, amounts to $451,263 and represents 0.06% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
MFA	—	Mortgage Finance Authority
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor's Depository Receipts

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.0%
Industrial	20.2
Financial	16.7
Consumer Cyclical	10.1
Technology	8.4
Energy	5.3
Basic Materials	4.6
Communications	4.2
Utilities	3.6
Government	0.0	*
Exchange Traded Funds (ETFs)	3.2
Closed-End Fund	0.0	*
Rights	0.0	*
Short-Term Investments	1.8
Money Market Fund	0.9
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)

At November 30, 2025, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index December Futures	8	12/25	$966,440	$1,002,040	$35,600
S&P MidCap 400 Index December Futures	2	12/25	661,785	662,880	1,095
					$36,695

At November 30, 2025, Destinations Small-Mid Cap Equity Fund had deposited cash of $103,228 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 84.4%
BASIC MATERIALS - 2.5%
Chemicals - 0.8%
27,763	DSM-Firmenich AG	$2,278,517
28,870	Nutrien Ltd.	1,679,368
	Total Chemicals	3,957,885
Mining - 1.7%
24,410	Agnico Eagle Mines Ltd.	4,257,836
82,525	BHP Group Ltd.	2,261,637
6,300	Southern Copper Corp.	849,114
9,000	Valterra Platinum Ltd.	625,433
	Total Mining	7,994,020
	TOTAL BASIC MATERIALS	11,951,905
COMMUNICATIONS - 6.2%
Advertising - 0.4%
18,295	Publicis Groupe SA	1,783,199
Internet - 1.5%
9,248	Alibaba Group Holding Ltd., ADR	1,454,710
9,904	Alphabet Inc., Class A Shares	3,171,063
4,012	Meta Platforms Inc., Class A Shares	2,599,575
	Total Internet	7,225,348
Media - 0.5%
56,800	Informa PLC	721,789
17,028	Walt Disney Co.	1,778,915
	Total Media	2,500,704
Telecommunications - 3.8%
141,810	AT&T Inc.	3,689,896
35,534	Cisco Systems Inc.	2,733,986
36,500	Deutsche Telekom AG, Class Registered Shares	1,175,588
728,000	Singapore Telecommunications Ltd.	2,653,423
156,699	Telenor ASA	2,262,902
148,120	Verizon Communications Inc.	6,089,213
	Total Telecommunications	18,605,008
	TOTAL COMMUNICATIONS	30,114,259
CONSUMER CYCLICAL - 4.8%
Auto Manufacturers - 0.6%
37,493	General Motors Co.	2,756,486
Distribution/Wholesale - 0.5%
85,900	Mitsui & Co., Ltd.	2,279,743
1,135	Watsco Inc.	393,164
	Total Distribution/Wholesale	2,672,907
Entertainment - 0.3%
57,521	Warner Music Group Corp., Class A Shares	1,624,393
Retail - 3.4%
23,825	Best Buy Co., Inc.	1,888,846
12,287	Darden Restaurants Inc.	2,206,499
11,500	Genuine Parts Co.	1,499,600
12,251	Home Depot Inc.	4,372,627
24,127	Industria de Diseno Textil SA	1,352,044
4,420	McDonald's Corp.	1,378,244

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
32,788	Walmart Inc.	$3,623,402
	Total Retail	16,321,262
	TOTAL CONSUMER CYCLICAL	23,375,048
CONSUMER NON-CYCLICAL - 19.2%
Agriculture - 2.5%
22,000	Altria Group Inc.	1,298,220
97,025	British American Tobacco PLC	5,680,600
32,876	Philip Morris International Inc.	5,177,312
	Total Agriculture	12,156,132
Beverages - 2.4%
60,589	Coca-Cola Co.	4,430,268
65,650	Diageo PLC	1,504,186
21,247	Heineken NV	1,729,622
25,300	PepsiCo Inc.	3,763,122
	Total Beverages	11,427,198
Biotechnology - 1.9%
14,849	Amgen Inc.	5,129,736
16,687	Gilead Sciences Inc.	2,099,892
2,590	Regeneron Pharmaceuticals Inc.	2,020,692
	Total Biotechnology	9,250,320
Cosmetics/Personal Care - 1.1%
429,201	Haleon PLC	2,106,484
36,910	Kao Corp.	1,491,484
10,427	Procter & Gamble Co.	1,544,864
	Total Cosmetics/Personal Care	5,142,832
Food - 1.0%
12,962	Hershey Co.	2,437,893
40,250	Mondelez International Inc., Class A Shares	2,317,192
	Total Food	4,755,085
Healthcare-Products - 0.9%
33,584	Abbott Laboratories	4,328,978
Healthcare-Services - 0.4%
4,663	Elevance Health Inc.	1,577,306
41,250	Sonic Healthcare Ltd.	629,913
	Total Healthcare-Services	2,207,219
Household Products/Wares - 0.3%
15,400	Kimberly-Clark Corp.	1,680,448
Pharmaceuticals - 8.7%
17,508	AbbVie Inc.	3,986,572
12,178	AstraZeneca PLC	2,257,239
40,610	AstraZeneca PLC, ADR	3,765,359
135,100	GSK PLC	3,204,892
23,225	Johnson & Johnson	4,805,717
26,597	Merck & Co., Inc.	2,788,164
225,575	Pfizer Inc.	5,806,300
5,983	Roche Holding AG	2,288,115
51,406	Roche Holding AG, ADR(a)(b)	2,458,749
82,608	Sanofi SA	8,227,409

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
8,679	UCB SA	$2,426,324
	Total Pharmaceuticals	42,014,840
	TOTAL CONSUMER NON-CYCLICAL	92,963,052
ENERGY - 8.8%
Oil & Gas - 6.1%
42,651	Chevron Corp.	6,445,846
12,115	ConocoPhillips	1,074,479
16,855	Expand Energy Corp.	2,055,130
69,961	Exxon Mobil Corp.	8,109,879
59,290	Noble Corp. PLC	1,815,460
113,191	Shell PLC	4,162,814
91,105	TotalEnergies SE	5,983,536
	Total Oil & Gas	29,647,144
Pipelines - 2.7%
9,527	Cheniere Energy Inc.	1,985,998
106,625	Enbridge Inc.	5,180,814
74,426	TC Energy Corp.	4,019,286
28,286	Williams Cos., Inc.	1,723,466
	Total Pipelines	12,909,564
	TOTAL ENERGY	42,556,708
FINANCIAL - 20.3%
Banks - 11.7%
43,295	Bank of America Corp.	2,322,777
18,575	Bank of Montreal(a)	2,350,491
46,288	Fifth Third Bancorp	2,011,676
1,901	Goldman Sachs Group Inc.	1,570,302
136,290	Huntington Bancshares Inc.	2,221,527
97,670	ING Groep NV	2,534,638
22,975	JPMorgan Chase & Co.	7,193,013
13,970	Morgan Stanley	2,370,150
146,478	Nordea Bank Abp	2,603,342
159,756	Oversea-Chinese Banking Corp., Ltd.	2,281,674
28,775	PNC Financial Services Group Inc.	5,487,968
153,080	Sumitomo Mitsui Trust Group Inc.	4,429,309
111,200	Truist Financial Corp.	5,170,800
117,098	US Bancorp	5,743,657
99,107	Wells Fargo & Co.	8,508,336
	Total Banks	56,799,660
Diversified Financial Services - 0.7%
4,200	CME Group Inc., Class A Shares	1,182,132
7,510	Deutsche Boerse AG	2,006,553
	Total Diversified Financial Services	3,188,685
Equity Real Estate Investment Trusts (REITs) - 3.8%
114,335	Brixmor Property Group Inc.	2,988,717
40,150	Invitation Homes Inc.	1,132,230
181,075	Kimco Realty Corp.	3,741,009
40,137	NNN REIT Inc.	1,659,665
42,925	Prologis Inc.	5,517,150
9,800	Terreno Realty Corp.	615,342

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
15,985	Ventas Inc.	$1,288,871
52,509	VICI Properties Inc., Class A Shares	1,513,309
	Total Equity Real Estate Investment Trusts (REITs)	18,456,293
Insurance - 3.8%
9,020	Allianz SE, Class Registered Shares	3,894,695
31,690	American International Group Inc.	2,413,510
32,437	NN Group NV	2,353,015
5,979	Progressive Corp.	1,367,936
367,637	Prudential PLC	5,330,415
14,565	Unum Group	1,106,503
2,938	Zurich Insurance Group AG	2,112,172
	Total Insurance	18,578,246
Real Estate - 0.3%
1,387,000	Hang Lung Properties Ltd.	1,605,361
	TOTAL FINANCIAL	98,628,245
INDUSTRIAL - 8.4%
Aerospace/Defense - 1.9%
9,489	Airbus SE	2,200,655
93,315	BAE Systems PLC	2,039,283
5,674	General Dynamics Corp.	1,938,409
1,065	Lockheed Martin Corp.	487,621
7,175	RTX Corp.	1,254,979
221,000	Singapore Technologies Engineering Ltd.	1,418,618
	Total Aerospace/Defense	9,339,565
Building Materials - 1.7%
15,878	CRH PLC	1,904,725
12,994	Heidelberg Materials AG	3,335,688
111,100	Mitsubishi Electric Corp.	3,024,572
	Total Building Materials	8,264,985
Electrical Components & Equipment - 1.2%
8,737	Eaton Corp. PLC	3,022,041
20,935	Emerson Electric Co.	2,792,310
	Total Electrical Components & Equipment	5,814,351
Engineering & Construction - 1.0%
34,600	Aena SME SA	941,168
54,945	Ferrovial SE	3,595,866
	Total Engineering & Construction	4,537,034
Miscellaneous Manufacturers - 0.5%
9,186	Siemens AG, Class Registered Shares	2,432,730
Packaging & Containers - 1.2%
412,875	Amcor PLC	3,517,695
65,853	Smurfit WestRock PLC	2,350,293
	Total Packaging & Containers	5,867,988
Transportation - 0.9%
58,430	Deutsche Post AG	3,041,486
5,595	Union Pacific Corp.	1,297,089
	Total Transportation	4,338,575
	TOTAL INDUSTRIAL	40,595,228

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - 4.0%
Computers - 0.5%
7,318	International Business Machines Corp.	$2,258,189
Semiconductors - 2.4%
6,688	Analog Devices Inc.	1,774,594
12,345	Broadcom Inc.	4,974,541
38,063	Samsung Electronics Co., Ltd.	1,950,347
18,190	Texas Instruments Inc.	3,060,831
	Total Semiconductors	11,760,313
Software - 1.1%
2,822	Microsoft Corp.	1,388,452
7,398	Oracle Corp.	1,494,026
24,153	Paychex Inc.	2,697,649
	Total Software	5,580,127
	TOTAL TECHNOLOGY	19,598,629
UTILITIES - 10.2%
Electric - 9.0%
180,330	Algonquin Power & Utilities Corp.	1,110,833
55,078	Alliant Energy Corp.	3,826,269
23,260	American Electric Power Co., Inc.	2,878,890
69,085	CenterPoint Energy Inc.	2,762,018
20,551	Duke Energy Corp.	2,547,091
233,016	Enel SpA	2,407,873
62,400	Evergy Inc.	4,845,360
30,328	Eversource Energy	2,037,435
88,075	FirstEnergy Corp.	4,202,939
534,617	National Grid PLC	8,103,415
52,510	PPL Corp.	1,937,619
21,395	Sempra	2,026,535
12,050	Southern Co.	1,097,996
18,700	WEC Energy Group Inc.	2,095,709
21,000	Xcel Energy Inc.	1,724,310
	Total Electric	43,604,292
Gas - 1.2%
59,130	MDU Resources Group Inc.	1,260,652
28,110	Southwest Gas Holdings Inc.	2,334,535
54,275	UGI Corp.	2,146,576
	Total Gas	5,741,763
	TOTAL UTILITIES	49,346,055
	TOTAL COMMON STOCKS (Cost - $307,354,772)	409,129,129
EXCHANGE TRADED FUND (ETF) - 12.6%
874,387	iShares Core Dividend Growth (Cost - $51,921,301)	61,145,883
LIMITED PARTNERSHIP - 0.5%
ENERGY - 0.5%
Pipelines - 0.5%
77,335	Enterprise Products Partners LP (Cost - $1,809,205)	2,531,948

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units		Security	Value
CONVERTIBLE PREFERRED STOCK - 0.5%
INDUSTRIAL - 0.5%
Aerospace/Defense - 0.5%
34,800		Boeing Co., 6.000% (Cost - $1,925,735)	$2,200,056
WARRANT - 0.3%
FINANCIAL - 0.3%
Banks - 0.3%
12,900		BofA Finance LLC*(b) (Cost - $1,720,631)	1,486,966
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $364,731,644)	476,493,982

Face Amount†
SHORT-TERM INVESTMENTS - 1.4%
CORPORATE NOTES - 0.3%
9,460		JPMorgan Chase Bank N.A., (68.000)% due 12/23/25(b)(c)	592,663
1,070		Merrill Lynch International & Co. CV, 12.000% due 5/18/26(b)	800,308
		TOTAL CORPORATE NOTES (Cost - $2,334,393)	1,392,971
TIME DEPOSITS - 1.1%
3	CHF	BNP Paribas SA - Paris, (0.300)% due 12/1/25	4
		Citibank - London:
1,154	EUR	0.880% due 12/1/25	1,338
11	GBP	2.910% due 12/1/25	15
3,192,591		Citibank - New York, 3.220% due 12/1/25	3,192,591
99	SGD	Hong Kong & Shanghai Bank - Singapore, 0.350% due 12/1/25	77
849,462		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	849,462
		Royal Bank of Canada - Toronto:
33,945	CAD	1.080% due 12/1/25	24,280
1,352,708		3.220% due 12/1/25	1,352,708
		TOTAL TIME DEPOSITS (Cost - $5,420,475)	5,420,475
		TOTAL SHORT-TERM INVESTMENTS (Cost - $7,754,868)	6,813,446

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.0%
MONEY MARKET FUND - 1.0%
4,940,755		Federated Government Obligations Fund, Premier Class, 3.915%(d) (Cost - $4,940,755)	4,940,755
		TOTAL INVESTMENTS - 100.7% (Cost - $377,427,267)	488,248,183
		Liabilities in Excess of Other Assets - (0.7)%	(3,157,103)
		TOTAL NET ASSETS - 100.0%	$485,091,080

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Equity Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2025, amounts to $5,338,686 and represents 1.10% of net assets.
(c)	Rate shown represents yield-to-maturity.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financial	20.5%
Consumer Non-cyclical	19.0
Utilities	10.1
Energy	9.2
Industrial	8.8
Communications	6.2
Consumer Cyclical	4.8
Technology	4.0
Basic Materials	2.5
Exchange Traded Fund (ETFs)	12.5
Short-Term Investments	1.4
Money Market Fund	1.0
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
10	$174,430	Agnico Eagle Mines Ltd., Call	BNP	12/19/25	$210.00	$(750)
15	415,920	Cigna Group, Put	BNP	12/19/25	210.00	(900)
15	269,370	Darden Restaurants Inc., Put	BNP	12/19/25	150.00	(900)
3	247,812	Goldman Sachs Group Inc., Call	BNP	12/19/25	880.00	(915)
5	154,290	International Business Machines Corp., Call	BNP	12/19/25	340.00	(265)
5	154,290	International Business Machines Corp., Call	BNP	12/19/25	350.00	(110)
10	168,270	Texas Instruments Inc., Put	BNP	12/19/25	135.00	(140)
10	168,270	Texas Instruments Inc., Put	BNP	12/19/25	140.00	(240)
20	171,700	Wells Fargo & Co., Call	BNP	12/19/25	100.00	(60)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $9,711)				$(4,280)

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Equity Income Fund (concluded)

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
SGD	—	Singapore Dollar

Counterparty Abbreviations used in this schedule:
BNP	—	BNP Paribas SA

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 92.5%
Australia - 2.5%
148,779	AGL Energy Ltd.	$916,042
8,566	ALS Ltd.	125,608
33,522	AMP Ltd.	38,158
4,019	Ampol Ltd.	81,173
1,960	Ansell Ltd.	48,119
457,635	ANZ Group Holdings Ltd.	10,392,206
19,985	APA Group	121,274
9,162	Aristocrat Leisure Ltd.	351,283
3,351	ASX Ltd.	127,707
17,818	Atlas Arteria Ltd.	58,106
31,108	Aurizon Holdings Ltd.	72,939
9,383	Bank of Queensland Ltd.	39,584
16,624	Beach Energy Ltd.	12,852
9,063	Bendigo & Adelaide Bank Ltd.	60,819
79,688	BHP Group Ltd.	2,183,887
6,697	BlueScope Steel Ltd.	106,739
22,708	Brambles Ltd.	358,115
6,293	CAR Group Ltd.	143,334
7,593	Challenger Ltd.	44,203
8,219	Charter Hall Group	133,857
36,818	Cleanaway Waste Management Ltd.	64,925
1,027	Cochlear Ltd.	187,747
22,544	Coles Group Ltd.	329,454
27,262	Commonwealth Bank of Australia	2,725,860
8,504	Computershare Ltd.	200,012
7,859	CSL Ltd.	958,073
6,567	Deterra Royalties Ltd.	17,443
19,148	Dexus	89,929
1,601	Domino's Pizza Enterprises Ltd.	22,452
9,664	Downer EDI Ltd.	50,074
33,245	Dyno Nobel Ltd.	74,384
2,674	EBOS Group Ltd.	43,691
22,901	Endeavour Group Ltd.	55,499
34,072	Evolution Mining Ltd.	268,674
3,188	Flight Centre Travel Group Ltd.	28,298
26,676	Fortescue Ltd.	374,869
32,829	Goodman Group	638,511
29,829	GPT Group	108,609
159,647	GrainCorp Ltd., Class A Shares	844,792
9,902	Harvey Norman Holdings Ltd.	45,066
983	HUB24 Ltd.	67,104
12,879	IGO Ltd.*	57,172
5,462	Iluka Resources Ltd.	23,178
4,882	Insignia Financial Ltd.*	14,545
37,548	Insurance Australia Group Ltd.	190,948
1,654	JB Hi-Fi Ltd.	106,488
14,290	Lendlease Corp., Ltd.	48,972
34,638	Lottery Corp., Ltd	124,094
16,571	Lynas Rare Earths Ltd.*	157,647
5,541	Macquarie Group Ltd.	717,107
3,449	Magellan Financial Group Ltd.	21,494
45,011	Medibank Pvt Ltd.	140,072

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Australia - (continued)
198,614	Metcash Ltd.	$481,579
2,507	Mineral Resources Ltd.*	80,683
71,491	Mirvac Group	101,300
67,200	MMG Ltd.*	59,867
49,847	National Australia Bank Ltd.	1,310,809
1,941	Netwealth Group Ltd.	36,449
5,455	New Hope Corp., Ltd	13,671
11,013	NEXTDC Ltd.*	98,294
484,466	Northern Star Resources Ltd.	8,722,299
8,723	Orica Ltd.	136,483
27,745	Origin Energy Ltd.	212,312
20,515	Orora Ltd.	29,998
662,252	Perenti Ltd.	1,272,660
1,441	Perpetual Ltd.	18,149
44,102	Pilbara Minerals Ltd.*	117,157
869	Pro Medicus Ltd.	152,191
11,642	Qantas Airways Ltd.	76,255
24,628	QBE Insurance Group Ltd.	310,739
25,075	Qube Holdings Ltd.	79,814
2,908	Ramsay Health Care Ltd.	70,089
783	REA Group Ltd.	100,487
4,543	Reece Ltd.	37,826
18,711	Region Group	29,313
632,966	Regis Resources Ltd.	3,102,624
6,065	Rio Tinto Ltd.	525,687
52,629	Santos Ltd.	223,061
83,204	Scentre Group	222,386
6,293	SEEK Ltd.	101,104
3,031	SGH Ltd.	94,131
65,607	Sigma Healthcare Ltd.	123,660
2,325	Sims Ltd.	26,115
7,194	Sonic Healthcare Ltd.	109,857
68,973	South32 Ltd.	145,554
18,415	Steadfast Group Ltd.	62,606
37,458	Stockland	147,925
17,801	Suncorp Group Ltd.	204,848
5,243	Technology One Ltd.	103,725
4,144	Telix Pharmaceuticals Ltd.*	41,118
67,116	Telstra Group Ltd.	216,267
5,739	TPG Telecom Ltd.	14,095
51,864	Transurban Group	507,203
11,246	Treasury Wine Estates Ltd.	42,866
69,356	Vicinity Ltd.	111,775
4,069	Washington H Soul Pattinson & Co., Ltd.	100,852
18,344	Wesfarmers Ltd.	984,912
55,816	Westpac Banking Corp.	1,376,295
14,521	Whitehaven Coal Ltd.	65,911
3,064	WiseTech Global Ltd.	146,633
94,111	Woodside Energy Group Ltd.	1,539,103
19,649	Woolworths Group Ltd.	377,218
8,374	Worley Ltd.	73,170

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Australia - (continued)
5,571	Yancoal Australia Ltd.	$19,877
	Total Australia	48,572,190
Austria - 0.0%
980	ANDRITZ AG	70,841
974	BAWAG Group AG*(a)	129,983
4,668	Erste Group Bank AG	510,253
2,255	OMV AG	124,779
2,035	Raiffeisen Bank International AG	82,273
217	Strabag SE	19,402
783	Telekom Austria AG, Class A Shares	8,099
1,154	Verbund AG	84,552
	Total Austria	1,030,182
Belgium - 0.2%
392	Ackermans & van Haaren NV	100,303
2,834	Ageas SA	193,283
15,353	Anheuser-Busch InBev SA	943,695
363	D'ieteren Group	63,219
798	Elia Group SA, Class B Shares	96,401
1,170	Groupe Bruxelles Lambert NV	101,236
3,717	KBC Group NV	458,106
7	Lotus Bakeries NV	62,843
105,821	Proximus SADP	909,920
251	Sofina SA	70,675
1,276	Syensqo SA	104,080
1,973	UCB SA	551,577
3,154	Warehouses De Pauw CVA	81,978
	Total Belgium	3,737,316
Bermuda - 0.1%
113,306	Hiscox Ltd.	2,010,612
Brazil - 1.5%
42,620	Afya Ltd., Class A Shares	645,267
511,660	B3 SA - Brasil Bolsa Balcao	1,434,422
191,726	Banco BTG Pactual SA	1,940,165
399,500	GPS Participacoes e Empreendimentos SA(a)	1,489,820
1,103,518	Inter & Co., Inc.	10,070,991
232,635	Localiza Rent a Car SA	1,972,684
997,407	Lojas Renner SA	2,943,857
443,208	Metalurgica Gerdau SA	913,617
121,463	NU Holdings Ltd., Class A Shares*	2,112,241
251,000	Odontoprev SA	545,626
102,835	Petroleo Brasileiro SA - Petrobras, Class AShares, ADR	1,222,708
208,600	TOTVS SA	1,673,100
98,353	XP Inc., Class A Shares	1,938,538
	Total Brazil	28,903,036
Canada - 6.6%
269,208	AGF Management Ltd., Class B Shares	2,726,644
40,544	Agnico Eagle Mines Ltd.	7,070,006
39,500	Air Canada*	537,384
6,500	Alamos Gold Inc., Class A Shares	245,299
12,673	Alimentation Couche-Tard Inc.	691,914
3,600	AltaGas Ltd.	111,035

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
8,500	ARC Resources Ltd.	$152,058
2,600	AtkinsRealis Group Inc.	161,295
11,912	Bank of Montreal(b)	1,507,351
162,023	Bank of Nova Scotia	11,234,584
148,110	Barrick Mining Corp.	6,190,099
5,385	BCE Inc.	126,801
1,400	Bombardier Inc., Class B Shares*	232,414
34,951	Brookfield Corp.	1,649,488
4,800	CAE Inc.*	131,257
7,167	Cameco Corp.*	635,421
21,200	Canadian Apartment Properties REIT	576,686
15,505	Canadian Imperial Bank of Commerce	1,340,059
67,368	Canadian National Railway Co.	6,458,410
34,194	Canadian Natural Resources Ltd.	1,156,636
15,332	Canadian Pacific Kansas City Ltd.	1,110,159
600	Canadian Tire Corp., Ltd, Class A Shares	72,967
11,679	Celestica Inc.*	4,010,733
20,862	Cenovus Energy Inc.	372,011
160,200	Centerra Gold Inc.	2,122,173
3,333	CGI Inc., Class A Shares	296,741
1,043	Constellation Software Inc.	2,523,291
39,342	Definity Financial Corp.	2,030,346
32,693	Descartes Systems Group Inc.*	2,694,173
4,409	Dollarama Inc.	630,578
120,021	Element Fleet Management Corp.	3,196,153
4,000	Emera Inc.	194,042
36,009	Enbridge Inc.(b)	1,749,645
363	Fairfax Financial Holdings Ltd.(c)	624,797
61,449	Finning International Inc.	3,285,953
10,800	First Quantum Minerals Ltd.*	245,965
500	FirstService Corp.	78,588
8,246	Fortis Inc.	432,103
65,100	Fortuna Mining Corp.*	657,961
57,874	Franco-Nevada Corp.	12,093,909
2,601	George Weston Ltd.	178,287
4,000	GFL Environmental Inc.	181,911
2,000	Gildan Activewear Inc., Class A Shares	114,717
4,315	Great-West Lifeco Inc.	199,971
5,102	Hydro One Ltd.(a)	199,766
1,200	iA Financial Corp. Inc.	141,677
2,500	Imperial Oil Ltd.	249,812
2,984	Intact Financial Corp.	609,158
11,200	Ivanhoe Mines Ltd., Class A Shares*	117,123
2,800	Keyera Corp.	90,426
19,800	Kinross Gold Corp.	557,723
13,800	Linamar Corp.	780,590
9,504	Loblaw Cos., Ltd.	421,479
1,600	Lundin Gold Inc.	134,782
10,100	Lundin Mining Corp.	188,628
4,625	Magna International Inc.	226,246
28,624	Manulife Financial Corp.	1,012,860
3,165	Metro Inc.	226,975

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
6,506	National Bank of Canada	$786,230
8,158	Nutrien Ltd.	474,408
120,500	OceanaGold Corp.	3,100,308
3,500	Open Text Corp.	117,789
6,600	Pan American Silver Corp.	299,019
9,627	Pembina Pipeline Corp.	373,016
8,787	Power Corp. of Canada	447,191
5,221	Restaurant Brands International Inc.	379,200
34,400	RioCan Real Estate Investment Trust	466,032
23,358	Royal Bank of Canada	3,611,171
38,568	Russel Metals Inc.	1,125,549
2,700	Saputo Inc.	76,497
43,946	Shopify Inc., Class A Shares*	6,991,815
1,700	Stantec Inc.	163,416
9,476	Sun Life Financial Inc.	561,423
164,560	Suncor Energy Inc.(b)	7,396,696
45,232	Suncor Energy Inc.	2,025,489
85,200	Superior Plus Corp.	452,799
17,157	TC Energy Corp.	926,543
8,116	Teck Resources Ltd., Class B Shares	345,353
8,379	TELUS Corp.	109,918
1,100	TFI International Inc.	95,889
2,254	Thomson Reuters Corp.	305,601
32,959	TMX Group Ltd.	1,209,396
28,480	Toronto-Dominion Bank	2,396,675
5,839	Tourmaline Oil Corp.	268,635
4,256	Waste Connections Inc.	755,306
59,892	Wheaton Precious Metals Corp.	6,574,604
15,900	Whitecap Resources Inc.	132,950
1,900	WSP Global Inc.	332,216
	Total Canada	129,290,394
Chile - 0.1%
5,858	Antofagasta PLC	214,357
21,840	Sociedad Quimica y Minera de Chile SA, ADR*	1,404,749
	Total Chile	1,619,106
China - 3.3%
13,500	AAC Technologies Holdings Inc.	63,837
118,314	BYD Co., Ltd., Class H Shares(d)	1,486,734
573,292	China Mengniu Dairy Co., Ltd.	1,107,566
75,406	Contemporary Amperex Technology Co., Ltd., Class A Shares	3,995,880
292,406	FinVolution Group, ADR	1,459,106
750,000	Fufeng Group Ltd.	774,251
222,185	Full Truck Alliance Co., Ltd., ADR	2,521,800
157,542	Fuyao Glass Industry Group Co., Ltd., Class A Shares	1,469,648
44,951	GDS Holdings Ltd., ADR*(b)	1,526,985
234,000	Harbin Electric Co., Ltd., Class H Shares(d)	429,238
167,106	Hello Group Inc., ADR	1,163,058
270,160	Hongfa Technology Co., Ltd., Class A Shares	1,115,225
142,900	iQIYI Inc., ADR*(b)	312,951
137,406	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	1,973,557
97,304	KE Holdings Inc., ADR	1,676,548
1,353,960	Kingdee International Software Group Co., Ltd.*	2,461,503

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
China - (continued)
189,255	Kuaishou Technology, Class B Shares(a)	$1,656,209
21,865	Kweichow Moutai Co., Ltd., Class A Shares	4,487,728
270,500	Legend Holdings Corp., Class H Shares*(d)	331,914
122,000	Lenovo Group Ltd.	152,237
95,863	Pony AI Inc., ADR*(b)	1,310,447
273,700	Sany Heavy Industry Co., Ltd., Class A Shares	787,320
54,800	Sany Heavy Industry Co., Ltd., Class H Shares*(d)	148,937
267,320	SF Holding Co., Ltd., Class H Shares(d)	1,230,315
192,000	Shenzhen Inovance Technology Co., Ltd., Class A Shares	1,922,327
262,700	Shenzhou International Group Holdings Ltd.	2,343,144
134,031	Tencent Holdings Ltd.	10,592,621
16,891	Tencent Holdings Ltd., ADR	1,335,065
80,875	Tencent Music Entertainment Group, ADR	1,492,144
558,800	Tongcheng Travel Holdings Ltd.@	1,570,999
138,008	Weibo Corp., ADR	1,371,799
98,614	Wuxi Biologics Cayman Inc.*(a)	395,918
198,600	XD Inc.	1,808,601
38,453	XPeng Inc., ADR*(b)	839,429
34,016	XPeng Inc., Class A Shares*	370,685
953,900	Yangzijiang Shipbuilding Holdings Ltd.	2,464,479
53,456	Zai Lab Ltd., ADR*	1,091,037
388,325	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H Shares*(d)	1,741,081
325,096	Zhejiang Shuanghuan Driveline Co., Ltd., Class A Shares	1,837,669
	Total China	64,819,992
Denmark - 1.3%
47	AP Moller - Maersk AS, Class A Shares	94,158
64	AP Moller - Maersk AS, Class B Shares	127,976
50,094	Carlsberg AS, Class B Shares	6,220,651
2,049	Coloplast AS, Class B Shares	184,849
15,891	D/S Norden AS	625,108
10,673	Danske Bank AS	491,022
1,470	Demant AS*	50,063
3,150	DSV AS	717,483
1,009	Genmab AS*	325,753
4,982	H Lundbeck AS	34,379
31,465	ISS AS	1,039,533
51,727	Novo Nordisk AS, ADR	2,552,727
51,681	Novo Nordisk AS, Class B Shares	2,545,056
14,541	Novonesis Novozymes B	906,481
8,152	Orsted AS*(a)	173,364
1,260	Pandora AS	150,593
1,255	ROCKWOOL AS, Class B Shares	42,393
5,034	Tryg AS	124,681
386,647	Vestas Wind Systems AS	9,191,099
	Total Denmark	25,597,369
Finland - 1.9%
2,273	Elisa OYJ	99,629
439,542	Fortum OYJ	9,023,355
4,770	Kesko OYJ, Class B Shares	101,506
5,175	Kone OYJ, Class B Shares	351,589
11,788	Metso OYJ	194,225
7,223	Neste OYJ	139,579

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Finland - (continued)
1,027,818	Nokia OYJ	$6,219,791
623,758	Nordea Bank Abp	11,086,000
1,673	Orion OYJ, Class B Shares	119,686
38,780	Sampo OYJ, Class A Shares	455,903
697,716	Stora Enso OYJ, Class R Shares	8,205,255
8,287	UPM-Kymmene OYJ	226,114
2,318	Valmet OYJ	75,611
7,483	Wartsila OYJ Abp	242,675
	Total Finland	36,540,918
France - 6.5%
3,603	Accor SA	195,602
645	Aeroports de Paris SA	94,564
9,306	Air Liquide SA	1,781,586
22,290	Airbus SE	5,169,417
5,244	Alstom SA*	137,397
948	Amundi SA(a)	75,917
1,037	Arkema SA	62,793
56,883	AXA SA	2,566,509
3,273	Ayvens SA(a)	42,195
737	BioMerieux	92,266
126,291	BNP Paribas SA	10,860,376
9,638	Bollore SE	53,450
2,913	Bouygues SA	145,519
5,255	Bureau Veritas SA	168,203
62,174	Capgemini SE	9,718,595
8,991	Carrefour SA	137,873
51,117	Compania de Saint-Gobain SA	5,104,347
10,542	Compania Generale des Etablissements Michelin SCA	344,405
939	Covivio SA	60,681
15,468	Credit Agricole SA	296,718
10,450	Danone SA	932,596
9,302	Dassault Aviation SA	2,917,634
130,110	Dassault Systemes SE	3,640,800
4,083	Edenred SE	87,546
1,127	Eiffage SA	155,450
29,157	Engie SA	740,776
16,700	EssilorLuxottica SA	5,981,554
786	Eurazeo SE	49,900
1,690	FDJ UNITED	47,571
926	Gecina SA	85,804
5,280	Getlink SE	95,382
1,444	Hermes International SCA	3,516,800
16,535	ICADE	407,267
610	Ipsen SA	88,000
1,114	Kering SA	379,668
3,239	Klepierre SA	125,988
73,614	Legrand SA	11,157,911
3,734	L'Oreal SA	1,626,723
4,149	LVMH Moet Hennessy Louis Vuitton SE	3,077,169
34,508	Orange SA	569,051
31,367	Pernod Ricard SA	2,824,873
3,806	Publicis Groupe SA	370,968

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
France - (continued)
2,966	Renault SA	$118,668
3,700	Rexel SA	140,863
17,358	Safran SA	5,855,142
17,437	Sanofi SA	1,736,652
13,606	Sartorius Stedim Biotech	3,275,413
40,733	Schneider Electric SE	10,951,556
317,950	SCOR SE	10,221,396
507	SEB SA	28,692
11,885	Societe Generale SA	828,592
1,445	Sodexo SA	76,357
1,787	SPIE SA	96,768
864	Teleperformance SE	59,382
26,537	Thales SA	6,933,526
156,319	TotalEnergies SE	10,266,620
1,599	Unibail-Rodamco-Westfield	169,950
9,957	Veolia Environnement SA	338,483
8,239	Vinci SA	1,167,560
379	Wendel SE	35,380
	Total France	128,288,844
Germany - 5.1%
2,744	adidas AG	511,573
6,275	Allianz SE, Class Registered Shares	2,709,447
102,679	Aumovio SE*	4,418,205
14,713	BASF SE	766,175
16,229	Bayer AG, Class Registered Shares	573,755
5,614	Bayerische Motoren Werke AG	565,712
1,239	Bechtle AG	63,784
19,246	Beiersdorf AG	2,070,234
1,943	Brenntag SE	111,433
527	Carl Zeiss Meditec AG	27,230
12,365	Commerzbank AG	485,474
69,102	Continental AG	5,172,327
2,797	Covestro AG*	200,763
907	CTS Eventim AG & Co. KGaA	88,831
8,229	Daimler Truck Holding AG	348,008
3,870	Delivery Hero SE, Class A Shares*(a)	90,747
29,152	Deutsche Bank AG, Class Registered Shares	1,034,884
29,752	Deutsche Boerse AG	7,949,262
10,030	Deutsche Lufthansa AG, Class Registered Shares	96,204
135,259	Deutsche Post AG	7,040,704
144,428	Deutsche Telekom AG, Class Registered Shares	4,651,720
1,070	Deutsche Wohnen SE	27,083
556	DWS Group GmbH & Co. KGaA(a)	34,460
36,471	E.ON SE	649,244
3,067	Evonik Industries AG	47,203
460	Fielmann Group AG	23,392
79,985	Fraport AG Frankfurt Airport Services Worldwide*	6,708,910
3,441	Fresenius Medical Care AG	164,602
6,976	Fresenius SE & Co. KGaA	382,540
1,739	FUCHS SE	72,875
2,397	GEA Group AG	162,350
987	Hannover Rueck SE	297,133

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Germany - (continued)
2,072	Heidelberg Materials AG	$531,903
1,611	Henkel AG & Co. KGaA	120,920
2,577	Henkel AG & Co. KGaA	208,046
947	Hensoldt AG	75,080
1,901	HOCHTIEF AG	672,019
196,937	Infineon Technologies AG	8,298,266
1,041	KION Group AG	77,910
22,874	Knorr-Bremse AG	2,424,631
1,314	LEG Immobilien SE	98,789
12,103	Mercedes-Benz Group AG	816,364
2,115	Merck KGaA	284,316
884	MTU Aero Engines AG	361,109
2,127	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,341,942
994	Nemetschek SE	110,950
86	Rational AG	64,302
1,117	RENK Group AG	65,405
733	Rheinmetall AG	1,258,378
10,934	RWE AG	555,355
60,911	SAP SE	14,733,113
51,410	Schott Pharma AG & Co. KGaA	1,140,991
1,124	Scout24 SE(a)	114,875
24,329	Siemens AG, Class Registered Shares	6,443,053
10,501	Siemens Energy AG*	1,404,210
65,155	Siemens Healthineers AG(a)	3,237,250
56,153	Symrise AG, Class A Shares	4,652,399
1,067	Talanx AG	138,479
959	Traton SE	32,656
309,855	TUI AG*	2,956,119
3,842	Volkswagen AG	438,952
11,549	Vonovia SE	349,788
3,666	Zalando SE*(a)	98,760
	Total Germany	100,652,594
Greece - 0.3%
1,146	Metlen Energy & Metals PLC*	58,726
136,386	National Bank of Greece SA	2,136,074
429,503	Piraeus Financial Holdings SA*	3,523,444
	Total Greece	5,718,244
Hong Kong - 1.6%
1,190,385	AIA Group Ltd.	12,404,077
52,422	Alibaba Group Holding Ltd., ADR	8,245,981
13,055	Bank of East Asia Ltd.	22,044
58,500	BOC Hong Kong Holdings Ltd.	282,040
37,100	Budweiser Brewing Co. APAC Ltd.(a)	38,222
10,000	Cathay Pacific Airways Ltd.	15,511
27,400	Chow Tai Fook Jewellery Group Ltd.	48,103
28,500	CK Asset Holdings Ltd.	146,377
44,120	CK Hutchison Holdings Ltd.	312,093
10,500	CK Infrastructure Holdings Ltd.	72,689
26,658	CLP Holdings Ltd.	232,951
19,800	CTF Services Ltd.	19,289
7,500	DFI Retail Group Holdings Ltd., Class Registered Shares	25,818
50,000	First Pacific Co., Ltd.	40,233

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Hong Kong - (continued)
37,000	Galaxy Entertainment Group Ltd.	$191,881
15,000	Hang Lung Group Ltd.	30,123
20,185	Hang Lung Properties Ltd.	23,363
11,100	Hang Seng Bank Ltd.	216,954
18,000	Henderson Land Development Co., Ltd.	67,935
188,000	Hong Kong & China Gas Co., Ltd.	174,923
19,700	Hong Kong Exchanges & Clearing Ltd.	1,047,543
16,200	Hongkong Land Holdings Ltd.	102,963
133,300	Hutchison Port Holdings Trust, Class U Shares	27,974
8,000	HUTCHMED China Ltd.*	23,152
10,000	Hysan Development Co., Ltd.	22,804
3,100	Jardine Matheson Holdings Ltd.	203,826
7,500	Johnson Electric Holdings Ltd.	28,982
12,000	Kerry Properties Ltd.	32,519
41,710	Link REIT	198,034
28,400	Man Wah Holdings Ltd.	17,428
26,500	MTR Corp., Ltd	105,217
24,000	New World Development Co., Ltd.*	21,206
2,500	Orient Overseas International Ltd.	40,615
63,000	PCCW Ltd.	48,596
21,000	Power Assets Holdings Ltd.	140,456
41,766	Prudential PLC	605,570
34,000	Shangri-La Asia Ltd.	19,734
48,000	Sino Land Co., Ltd.	64,443
21,000	SITC International Holdings Co., Ltd.	72,253
73,000	SJM Holdings Ltd.*	25,387
23,000	Sun Hung Kai Properties Ltd.	291,791
6,500	Swire Pacific Ltd., Class A Shares	55,820
14,600	Swire Properties Ltd.	40,086
1,746,000	TCL Electronics Holdings Ltd.*	2,298,987
23,000	Techtronic Industries Co., Ltd.	270,795
136,000	United Energy Group Ltd.	8,665
2,280,000	VSTECS Holdings Ltd.	2,439,488
3,600	VTech Holdings Ltd.	29,152
119,000	WH Group Ltd.(a)	124,719
13,000	Wharf Holdings Ltd.	39,489
28,000	Wharf Real Estate Investment Co., Ltd.	88,415
27,658	Xinyi Glass Holdings Ltd.	30,496
17,500	Yue Yuen Industrial Holdings Ltd.	37,018
	Total Hong Kong	31,214,230
India - 5.5%
408,416	Afcons Infrastructure Ltd.	1,851,219
107,461	Akums Drugs & Pharmaceuticals Ltd.*	511,241
572,784	ASK Automotive Ltd.	3,167,550
192,581	Axis Bank Ltd.	2,764,286
442,629	Bajaj Finance Ltd.	5,138,208
245,931	Bharat Electronics Ltd.	1,135,094
172,297	Bharti Airtel Ltd.	3,869,399
237,590	Cello World Ltd.	1,577,456
402,126	Cholamandalam Investment & Finance Co., Ltd.	7,811,673
29,976	Cummins India Ltd.	1,499,202
253,725	DCW Ltd.	174,582

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
India - (continued)
7,294	Dixon Technologies India Ltd.	$1,193,092
18,282	Dr Lal PathLabs Ltd.	624,341
998,940	Eternal Ltd.*	3,361,592
62,694	Godrej Consumer Products Ltd.	803,444
33,449	Godrej Properties Ltd.*	789,148
142,741	HDFC Bank Ltd.	1,612,191
33,455	HDFC Bank Ltd., ADR	1,231,813
41,320	Hindustan Unilever Ltd.	1,142,615
617,320	Honasa Consumer Ltd.*	2,009,058
160,396	ICICI Bank Ltd.	2,493,891
52,939	ICICI Bank Ltd., ADR	1,653,285
176,810	Info Edge India Ltd.	2,633,088
45,468	InterGlobe Aviation Ltd.(a)	3,003,622
140,503	Inventurus Knowledge Solutions Ltd.*	2,650,742
268,783	Jio Financial Services Ltd.	920,904
969,613	JM Financial Ltd.	1,576,301
26,705	Kaynes Technology India Ltd.*	1,652,532
156,116	Kotak Mahindra Bank Ltd.	3,711,806
50,896	Larsen & Toubro Ltd.	2,318,315
296	LG Electronics India Ltd.*	5,498
111,802	LIC Housing Finance Ltd.	688,022
30,617	Mahindra & Mahindra Ltd.	1,286,980
40,061	Maruti Suzuki India Ltd.	7,133,071
184,918	Max Healthcare Institute Ltd.	2,404,492
1,111,757	National Aluminium Co., Ltd.	3,233,787
165,025	Nippon Life India Asset Management Ltd.(a)	1,617,239
729,439	NTPC Ltd.	2,669,635
10,415	Nuvama Wealth Management Ltd.	868,416
488,964	Power Finance Corp., Ltd.	1,984,411
437,170	Power Grid Corp. of India Ltd.	1,321,552
186,606	PTC India Ltd.	329,307
640,953	Redington Ltd.	2,019,731
221,089	Reliance Industries Ltd.	3,880,925
84,776	SBI Life Insurance Co., Ltd.(a)	1,868,523
21,353	SRF Ltd.	700,529
45,165	Suyog Telematics Ltd.	332,281
52,976	Tata Communications Ltd.	1,076,418
60,643	Tata Consumer Products Ltd.	795,685
183,886	Titan Co., Ltd.	8,041,699
27,833	Trent Ltd.	1,324,064
108,035	Varun Beverages Ltd.	582,407
	Total India	109,046,362
Indonesia - 1.1%
959,700	Adaro Andalan Indonesia PT	432,092
17,265,600	Aneka Tambang Tbk	3,031,108
16,617,400	Bank Central Asia Tbk PT	8,292,308
21,312,200	Bank Mandiri Persero Tbk PT	6,188,699
409,600	Indo Tambangraya Megah Tbk PT	542,717
2,663,400	Japfa Comfeed Indonesia Tbk PT	389,999
10,354,000	Telkom Indonesia Persero Tbk PT	2,191,384
	Total Indonesia	21,068,307

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Ireland - 1.7%
715,846	AIB Group PLC	$7,361,336
270,617	Bank of Ireland Group PLC	4,996,808
39,146	CRH PLC	4,695,954
1,552	DCC PLC	102,405
145,968	Experian PLC	6,419,691
9,081	James Hardie Industries PLC, CDI*	180,614
24,517	Kerry Group PLC, Class A Shares	2,273,056
16,379	Kingspan Group PLC	1,401,275
53,593	Ryanair Holdings PLC	1,754,078
58,734	Ryanair Holdings PLC, ADR	4,003,309
	Total Ireland	33,188,526
Israel - 0.4%
1,281	Airport City Ltd.*	24,038
4,825	Amot Investments Ltd.	35,983
524	Azrieli Group Ltd.	53,132
22,397	Bank Hapoalim BM	483,296
24,617	Bank Leumi Le-Israel BM	514,950
288,626	Bezeq The Israeli Telecommunication Corp., Ltd.	566,902
242	Big Shopping Centers Ltd.	54,234
369	Camtek Ltd.*	39,012
1,074	Clal Insurance Enterprises Holdings Ltd.	62,296
133	Delek Group Ltd.	34,896
439	Elbit Systems Ltd.	205,837
6,484	Energix-Renewable Energies Ltd.	28,314
2,487	Enlight Renewable Energy Ltd.*	98,007
57	Fattal Holdings 1998 Ltd.*	10,316
1,031	First International Bank Of Israel Ltd.	77,597
1,772	Harel Insurance Investments & Financial Services Ltd.	66,018
12,202	ICL Group Ltd.	67,429
77	Israel Corp., Ltd.	21,238
19,710	Israel Discount Bank Ltd., Class A Shares	205,826
451	Melisron Ltd.	56,166
341	Menora Mivtachim Holdings Ltd.	37,925
7,256	Migdal Insurance & Financial Holdings Ltd.	29,426
10,478	Mivne Real Estate KD Ltd.	45,027
2,591	Mizrahi Tefahot Bank Ltd.	181,036
977	Next Vision Stabilized Systems Ltd.	42,154
1,104	Nice Ltd.*	117,377
475	Nova Ltd.*	148,074
1,352	OPC Energy Ltd.*	27,955
3,413	Phoenix Financial Ltd.	137,237
3,042	Shapir Engineering & Industry Ltd.	27,373
4,585	Shikun & Binui Ltd.*	25,884
2,749	Shufersal Ltd.	32,919
160	Strauss Group Ltd.	4,814
18,816	Teva Pharmaceutical Industries Ltd.*	502,889
2,008	Tower Semiconductor Ltd.*	213,777
188,680	ZIM Integrated Shipping Services Ltd.(b)	3,850,959
	Total Israel	8,130,313
Italy - 2.9%
27,166	A2A SpA	74,362
1,931	Amplifon SpA	29,676

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Italy - (continued)
231,703	Azimut Holding SpA	$9,593,619
67,483	Banca Mediolanum SpA	1,445,317
48,267	Banca Monte dei Paschi di Siena SpA	457,525
23,793	Banco BPM SpA	343,287
149,161	BPER Banca SpA	1,800,056
605	Brunello Cucinelli SpA	64,409
1,488	Buzzi SpA	91,781
8,315	Davide Campari-Milano NV	56,887
527	DiaSorin SpA	37,784
824,516	Enel SpA	8,520,143
31,917	Eni SpA	597,022
7,155	Ferrari NV	2,809,169
9,870	FinecoBank Banca Fineco SpA	241,419
73,714	Generali	2,925,354
101,789	Hera SpA	486,800
6,069	Infrastrutture Wireless Italiane SpA(a)	55,473
1,183	Interpump Group SpA	60,178
256,806	Intesa Sanpaolo SpA	1,668,072
9,559	Italgas SpA	107,809
6,649	Leonardo SpA	362,301
3,697	Moncler SpA	249,808
9,473	Nexi SpA(a)	44,185
6,281	Pirelli & C SpA(a)	43,649
7,256	Poste Italiane SpA(a)	173,595
9,000	PRADA SpA	53,383
4,785	Prysmian SpA	478,252
1,570	Recordati Industria Chimica e Farmaceutica SpA	92,735
408	Reply SpA	54,268
1,966,485	Saipem SpA	5,358,152
1,532,490	Snam SpA	10,191,759
241,806	Telecom Italia SpA*	141,791
23,083	Terna - Rete Elettrica Nazionale	243,454
55,041	UniCredit SpA	4,112,048
146,507	Unipol Assicurazioni SpA	3,361,410
	Total Italy	56,426,932
Japan - 13.4%
1,200	ABC-Mart Inc.	20,826
8,500	Acom Co., Ltd.	25,840
26	Activia Properties Inc.	23,879
38	Advance Residence Investment Corp.	41,629
11,900	Advantest Corp.	1,579,967
40,620	Aeon Co., Ltd.	735,873
2,300	AEON Financial Service Co., Ltd.	23,052
22	AEON REIT Investment Corp.	19,142
3,200	AGC Inc.	110,621
800	Aica Kogyo Co., Ltd.	18,271
3,700	Air Water Inc.	52,226
8,000	Aisin Corp.	142,324
88,300	Ajinomoto Co., Inc.	2,047,362
76,200	Alfresa Holdings Corp.	1,151,211
171,500	Alps Alpine Co., Ltd.	2,225,170
4,500	ALSOK Co., Ltd.	35,254

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
5,500	Amada Co., Ltd.	$65,394
1,100	Amano Corp.	29,642
2,400	ANA Holdings Inc.	45,266
27,600	and ST HD Co., Ltd.	519,665
2,100	Aozora Bank Ltd.	32,460
23,746	Asahi Group Holdings Ltd.	275,508
2,900	Asahi Intecc Co., Ltd.	54,351
18,600	Asahi Kasei Corp.	155,232
10,800	Asics Corp.	258,066
29,300	Astellas Pharma Inc.	369,023
8,000	Azbil Corp.	75,359
9,200	Bandai Namco Holdings Inc.	269,499
2,100	BayCurrent Inc.	91,971
1,000	Bic Camera Inc.	10,232
1,500	BIPROGY Inc.	57,851
400	Blue Zones Holdings Co., Ltd.	21,993
8,900	Bridgestone Corp.	417,132
44,600	Brother Industries Ltd.	891,964
66,800	Calbee Inc.	1,271,900
13,800	Canon Inc.	406,793
800	Canon Marketing Japan Inc.	35,024
5,600	Capcom Co., Ltd.	137,019
3,300	Casio Computer Co., Ltd.	27,287
14,100	Central Japan Railway Co.	384,820
274,700	Chiba Bank Ltd.	2,891,032
384,600	Chiyoda Corp.*	1,754,831
11,800	Chubu Electric Power Co., Inc.	184,435
67,900	Chugai Pharmaceutical Co., Ltd.	3,660,699
2,900	Chugin Financial Group Inc.	43,300
138,800	Chugoku Electric Power Co., Inc.	908,496
2,000	Coca-Cola Bottlers Japan Holdings Inc.	36,952
17,100	COMSYS Holdings Corp.	471,048
1,800	Cosmo Energy Holdings Co., Ltd.	46,766
600	Cosmos Pharmaceutical Corp.	28,659
88,400	Credit Saison Co., Ltd.	2,221,640
6,200	CyberAgent Inc.	55,414
6,300	Dai Nippon Printing Co., Ltd.	106,447
4,800	Daicel Corp.	40,382
1,900	Daido Steel Co., Ltd.	19,244
6,000	Daifuku Co., Ltd.	190,296
56,300	Dai-ichi Life Holdings Inc.	439,020
30,500	Daiichi Sankyo Co., Ltd.	752,810
35,800	Daiichikosho Co., Ltd.	385,858
4,500	Daikin Industries Ltd.	583,846
5,000	Daito Trust Construction Co., Ltd.	95,594
9,600	Daiwa House Industry Co., Ltd.	327,359
70	Daiwa House REIT Investment Corp., Class A Shares	63,467
10	Daiwa Office Investment Corp., Class A Shares	24,398
21,100	Daiwa Securities Group Inc.	174,787
38	Daiwa Securities Living Investments Corp., Class A Shares	27,664
29,200	Denso Corp.	384,390
3,600	Dentsu Group Inc.	82,384

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
500	Dentsu Soken Inc.	$25,318
2,100	Dexerials Corp.	40,125
1,200	DIC Corp.	29,792
6,700	Disco Corp.	1,873,953
2,200	DMG Mori Co., Ltd.	38,764
800	Dowa Holdings Co., Ltd.	31,133
16,900	East Japan Railway Co.	437,060
6,900	Ebara Corp.	180,433
4,100	Eisai Co., Ltd.	128,287
35,900	Electric Power Development Co., Ltd.	723,494
42,900	ENEOS Holdings Inc.	282,377
3,300	EXEO Group Inc.	51,896
34,300	Ezaki Glico Co., Ltd.	1,207,745
15,000	FANUC Corp.	480,640
2,900	Fast Retailing Co., Ltd.	1,062,351
1,900	Food & Life Cos., Ltd.	85,533
1,200	FP Corp.	20,787
40	Frontier Real Estate Investment Corp.	24,326
2,100	Fuji Electric Co., Ltd.	148,510
900	Fuji Media Holdings Inc.	20,242
400	Fuji Oil Co., Ltd.	9,247
19,600	FUJIFILM Holdings Corp.	421,481
4,400	Fujikura Ltd.	505,113
1,200	Fujitec Co., Ltd.	43,685
27,700	Fujitsu Ltd.	742,087
2,700	Fukuoka Financial Group Inc.	83,068
1,200	Furukawa Electric Co., Ltd.	76,202
1,200	Fuyo General Lease Co., Ltd.	32,118
599	GLP J-Reit	567,497
1,200	GMO internet group Inc.	30,807
600	GMO Payment Gateway Inc.	38,582
1,500	Goldwin Inc.	28,332
1,400	GS Yuasa Corp.	37,241
3,900	Gunma Bank Ltd.	43,293
6,600	Hachijuni Bank Ltd.	70,681
5,100	Hakuhodo DY Holdings Inc.	38,463
5,400	Hamamatsu Photonics KK	54,842
4,000	Hankyu Hanshin Holdings Inc.	100,401
21,300	Hanwa Co., Ltd.	946,060
900	Harmonic Drive Systems Inc.	17,792
4,500	Haseko Corp.	86,092
1,400	Heiwa Corp.	18,380
3,800	Hikari Tsushin Inc.	1,056,545
5,700	Hino Motors Ltd.*	14,328
4,100	Hirogin Holdings Inc.	40,633
14,210	Hirose Electric Co., Ltd.	1,602,625
900	Hisamitsu Pharmaceutical Co., Inc.	24,711
1,300	Hitachi Construction Machinery Co., Ltd.	37,808
112,600	Hitachi Ltd.	3,582,875
63,928	Honda Motor Co., Ltd.	645,719
500	Horiba Ltd.	46,247
1,900	Hoshizaki Corp.	63,955

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
1,700	House Foods Group Inc.	$31,811
5,500	Hoya Corp.	825,225
7,600	Hulic Co., Ltd.	83,848
2,100	Ibiden Co., Ltd.	159,686
14,200	Idemitsu Kosan Co., Ltd.	105,640
14,700	IHI Corp.	261,906
2,600	Iida Group Holdings Co., Ltd.	41,229
48	Industrial & Infrastructure Fund Investment Corp., Class A Shares	46,365
2,100	INFRONEER Holdings Inc.	26,956
13,000	Inpex Corp.	272,617
1,400	Internet Initiative Japan Inc.	25,741
139	Invincible Investment Corp.	59,434
5,200	Isetan Mitsukoshi Holdings Ltd.	81,003
8,800	Isuzu Motors Ltd.	141,283
600	Ito En Ltd.	12,467
20,100	ITOCHU Corp.	1,209,991
200	Itoham Yonekyu Holdings Inc.	7,359
3,200	Iwatani Corp.	34,917
3,000	Iyogin Holdings Inc.	49,286
900	Izumi Co., Ltd.	17,077
3,600	J Front Retailing Co., Ltd.	51,793
2,900	Japan Airlines Co., Ltd.	53,952
1,100	Japan Airport Terminal Co., Ltd.	31,838
16,700	Japan Exchange Group Inc.	191,412
100	Japan Hotel REIT Investment Corp., Class A Shares	55,242
36	Japan Logistics Fund Inc.	23,874
99	Japan Metropolitan Fund Invest	78,013
29,600	Japan Post Bank Co., Ltd.	355,778
28,600	Japan Post Holdings Co., Ltd.	280,979
3,000	Japan Post Insurance Co., Ltd.	83,426
52	Japan Prime Realty Investment Corp.	35,385
116	Japan Real Estate Investment Corp.	99,281
1,100	Japan Steel Works Ltd.	64,981
18,200	Japan Tobacco Inc.	684,652
600	Jeol Ltd.	18,518
10,100	JFE Holdings Inc.	123,791
1,500	JGC Holdings Corp.	18,279
500	JMDC Inc.	13,759
4,700	JTEKT Corp.	51,054
200	Justsystems Corp.	6,558
7,700	JX Advanced Metals Corp.	82,211
1,500	Kadokawa Corp.	31,788
19,200	Kaga Electronics Co., Ltd.	461,372
1,500	Kagome Co., Ltd.	26,193
7,100	Kajima Corp.	264,445
1,800	Kakaku.com Inc.	26,546
1,300	Kamigumi Co., Ltd.	41,545
2,100	Kandenko Co., Ltd.	66,496
700	Kaneka Corp.	19,666
16,300	Kansai Electric Power Co., Inc.	278,762
2,500	Kansai Paint Co., Ltd.	38,427
7,500	Kao Corp.	303,065

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
2,400	Kawasaki Heavy Industries Ltd.	$151,725
5,900	Kawasaki Kisen Kaisha Ltd.	78,544
45,300	KDDI Corp.	781,864
68	KDX Realty Investment Corp., Class A Shares	77,525
1,100	Keihan Holdings Co., Ltd.	23,811
4,500	Keikyu Corp.	44,045
2,000	Keio Corp.	52,174
6,900	Keisei Electric Railway Co., Ltd.	56,005
1,600	Kewpie Corp.	45,093
9,100	Keyence Corp.	3,094,521
12,000	Kikkoman Corp.	109,881
1,900	Kinden Corp.	78,837
3,200	Kintetsu Group Holdings Co., Ltd.	60,512
1,400	Kioxia Holdings Corp.*	84,174
12,500	Kirin Holdings Co., Ltd.	196,128
800	Kobayashi Pharmaceutical Co., Ltd.	26,716
2,200	Kobe Bussan Co., Ltd.	53,373
83,100	Kobe Steel Ltd.	1,038,457
2,200	Koei Tecmo Holdings Co., Ltd.	30,097
3,800	Koito Manufacturing Co., Ltd.	55,177
2,900	Kokusai Electric Corp.	79,638
7,200	Kokuyo Co., Ltd.	42,976
234,029	Komatsu Ltd.	7,664,460
1,600	Konami Group Corp.	244,076
6,600	Konica Minolta Inc.	27,709
6,300	Kose Corp.	207,845
1,300	Kotobuki Spirits Co., Ltd.	15,289
600	Kraftia Corp.	30,416
2,200	K's Holdings Corp.	22,145
15,900	Kubota Corp.	231,372
3,700	Kuraray Co., Ltd.	36,376
1,900	Kurita Water Industries Ltd.	75,666
1,200	Kusuri no Aoki Holdings Co., Ltd.	30,021
21,900	Kyocera Corp.	299,485
3,800	Kyoto Financial Group Inc.	82,684
4,300	Kyowa Kirin Co., Ltd.	72,355
213,800	Kyushu Electric Power Co., Inc.	2,385,237
7,600	Kyushu Financial Group Inc.	46,815
74,000	Kyushu Railway Co.	1,902,814
23	LaSalle Logiport REIT	22,865
1,300	Lasertec Corp.	235,436
27,800	Lion Corp.	294,430
3,900	Lixil Corp.	46,157
43,500	LY Corp.	117,885
157,500	M3 Inc.	2,588,979
1,200	Mabuchi Motor Co., Ltd.	21,325
2,700	Macnica Holdings Inc.	40,082
78,076	Makita Corp.	2,277,250
24,300	Marubeni Corp.	640,527
2,200	Marui Group Co., Ltd.	44,708
2,100	Maruichi Steel Tube Ltd.	19,400
100	Maruwa Co., Ltd.	30,257

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
6,200	MatsukiyoCocokara & Co.	$114,529
10,100	Mazda Motor Corp.	74,117
1,500	McDonald's Holdings Co. Japan Ltd.	61,167
16,600	Mebuki Financial Group Inc.	108,309
62,700	Medipal Holdings Corp.	1,093,261
3,800	MEIJI Holdings Co., Ltd.	81,955
2,200	Mercari Inc.*	37,607
15,800	Metaplanet Inc.*	40,432
470,604	MINEBEA MITSUMI Inc.	9,548,601
482,430	MISUMI Group Inc.	6,984,963
19,200	Mitsubishi Chemical Group Corp.	108,290
53,500	Mitsubishi Corp.	1,267,527
242,768	Mitsubishi Electric Corp.	6,609,085
18,400	Mitsubishi Estate Co., Ltd.	436,291
2,800	Mitsubishi Gas Chemical Co., Inc.	48,338
14,500	Mitsubishi HC Capital Inc.	115,877
52,200	Mitsubishi Heavy Industries Ltd.	1,317,723
5,100	Mitsubishi Logistics Corp.	38,242
2,500	Mitsubishi Materials Corp.	50,099
13,200	Mitsubishi Motors Corp.	31,450
181,600	Mitsubishi UFJ Financial Group Inc.	2,856,076
41,800	Mitsui & Co., Ltd.	1,109,351
3,000	Mitsui Chemicals Inc.	75,573
27	Mitsui Fudosan Accommodations Fund Inc., Class A Shares	22,975
43,100	Mitsui Fudosan Co., Ltd.	506,583
44	Mitsui Fudosan Logistics Park Inc.	33,962
900	Mitsui Kinzoku Co., Ltd.	102,626
5,000	Mitsui OSK Lines Ltd.	141,877
800	Miura Co., Ltd.	15,692
44,800	MIXI Inc.	830,744
39,800	Mizuho Financial Group Inc.	1,401,883
700	Modec Inc.	70,243
500	Money Forward Inc.*	13,358
4,000	MonotaRO Co., Ltd.	58,521
28	Mori Hills REIT Investment Corp., Class A Shares	26,904
1,400	Morinaga & Co., Ltd.	23,923
1,100	Morinaga Milk Industry Co., Ltd.	26,406
20,500	MS&AD Insurance Group Holdings Inc.	458,061
503,550	Murata Manufacturing Co., Ltd.	10,351,989
337,953	Nabtesco Corp.	7,354,321
1,600	Nagase & Co., Ltd.	37,591
3,500	Nagoya Railroad Co., Ltd.	36,875
1,800	Nankai Electric Railway Co., Ltd.	33,831
20,400	NEC Corp.	770,605
6,400	Nexon Co., Ltd.	155,807
74,700	Nextage Co., Ltd.	1,284,510
3,700	NGK Insulators Ltd.	72,955
1,400	NH Foods Ltd.	61,836
2,700	NHK Spring Co., Ltd.	44,062
700	Nichias Corp.	27,849
2,700	Nichirei Corp.	33,645
15,400	NIDEC Corp.	194,053

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
1,800	Nifco Inc.	$55,356
2,800	Nihon Kohden Corp.	28,364
4,300	Nihon M&A Center Holdings Inc.	20,149
4,400	Nikon Corp.	50,866
16,400	Nintendo Co., Ltd.	1,390,042
120	Nippon Building Fund Inc.	114,686
1,000	Nippon Electric Glass Co., Ltd.	37,067
3,500	NIPPON EXPRESS HOLDINGS Inc.	74,353
2,400	Nippon Kayaku Co., Ltd.	25,189
16,800	Nippon Paint Holdings Co., Ltd.	109,510
123	Nippon Prologis REIT Inc.	74,094
60,800	Nippon Sanso Holdings Corp.	1,977,982
20,900	Nippon Shinyaku Co., Ltd.	486,275
2,400	Nippon Shokubai Co., Ltd.	28,711
81,000	Nippon Steel Corp.	325,958
300	Nippon Television Holdings Inc.	7,685
6,700	Nippon Yusen KK	212,280
2,600	Nipro Corp.	25,064
2,200	Nissan Chemical Corp.	74,328
30,600	Nissan Motor Co., Ltd.*	74,992
4,300	Nisshin Seifun Group Inc.	51,575
3,200	Nissin Foods Holdings Co., Ltd.	58,037
2,500	Niterra Co., Ltd.	107,955
30,300	Nitori Holdings Co., Ltd.	524,146
105,400	Nitto Denko Corp.	2,603,663
3,200	NOF Corp.	64,898
1,500	NOK Corp.	26,706
48,500	Nomura Holdings Inc.	365,415
7,700	Nomura Real Estate Holdings Inc.	47,259
76	Nomura Real Estate Master Fund Inc.	82,899
16,000	Nomura Research Institute Ltd.	643,165
1,200	NS Solutions Corp.	29,352
23,600	NS United Kaiun Kaisha Ltd.	903,273
8,720	NSK Ltd.	51,320
457,300	NTT Inc.	455,764
10,500	Obayashi Corp.	213,961
300	OBIC Business Consultants Co., Ltd.	16,795
5,300	Obic Co., Ltd.	170,457
4,800	Odakyu Electric Railway Co., Ltd.	54,380
11,800	Oji Holdings Corp.	62,094
1,000	OKUMA Corp.	24,121
913,785	Olympus Corp.	12,325,261
331,245	Omron Corp.	8,487,402
5,800	Ono Pharmaceutical Co., Ltd.	81,650
1,300	Open House Group Co., Ltd.	76,388
500	Oracle Corp. Japan	42,968
300	Organo Corp.	25,622
17,100	Oriental Land Co., Ltd.	329,777
18,100	ORIX Corp.	493,694
80	Orix JREIT Inc.	54,911
5,700	Osaka Gas Co., Ltd.	199,973
3,500	Otsuka Corp.	69,204

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
7,100	Otsuka Holdings Co., Ltd.	$402,329
700	PALTAC Corp.	21,034
31,000	Pan Pacific International Holdings Corp.	187,912
36,700	Panasonic Holdings Corp.	461,655
1,700	Park24 Co., Ltd.	20,109
2,000	PeptiDream Inc.*	22,724
471,700	Persol Holdings Co., Ltd.	848,037
1,700	Pola Orbis Holdings Inc.	14,616
3,200	Rakus Co., Ltd.	25,302
16,800	Rakuten Bank Ltd.*	796,841
24,100	Rakuten Group Inc.*	147,207
60,700	Recruit Holdings Co., Ltd.	3,138,020
1,700	Relo Group Inc.	18,670
365,400	Renesas Electronics Corp.	4,327,899
771,700	Resona Holdings Inc.	7,850,578
3,200	Resonac Holdings Corp.	133,593
2,400	Resorttrust Inc.	29,873
9,000	Ricoh Co., Ltd.	80,698
1,600	Rinnai Corp.	40,739
4,900	Rohm Co., Ltd.	65,624
137,300	Rohto Pharmaceutical Co., Ltd.	2,224,017
2,200	Rorze Corp.	29,437
2,200	Round One Corp.	14,278
7,800	Ryohin Keikaku Co., Ltd.	154,700
83,500	Sankyo Co., Ltd.	1,444,028
600	Sankyu Inc.	32,433
25,800	Sanrio Co., Ltd.	922,021
72,600	Santen Pharmaceutical Co., Ltd.	743,079
2,900	Sanwa Holdings Corp.	74,675
1,100	Sapporo Holdings Ltd.	56,994
2,100	Sawai Group Holdings Co., Ltd.	26,642
9,400	SBI Holdings Inc.	197,755
1,500	SCREEN Holdings Co., Ltd.	123,151
2,200	SCSK Corp.	80,172
6,600	Secom Co., Ltd.	223,105
2,500	Sega Sammy Holdings Inc.	42,899
2,600	Seibu Holdings Inc.	80,694
4,500	Seiko Epson Corp.	56,011
2,300	Seino Holdings Co., Ltd.	33,169
6,200	Sekisui Chemical Co., Ltd.	105,485
8,800	Sekisui House Ltd.	196,938
51	Sekisui House REIT Inc.	25,987
211,000	Seven & i Holdings Co., Ltd.	2,904,477
9,900	Seven Bank Ltd.	18,357
5,500	SG Holdings Co., Ltd.	54,954
3,200	Sharp Corp.*	15,980
3,000	SHIFT Inc.*	18,599
3,200	Shikoku Electric Power Co., Inc.	32,042
93,100	Shimadzu Corp.	2,656,936
800	Shimamura Co., Ltd.	57,306
4,500	Shimano Inc.	478,944
7,700	Shimizu Corp.	136,545

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
125,400	Shin-Etsu Chemical Co., Ltd.	$3,781,953
12,500	Shionogi & Co., Ltd.	214,127
45,900	Ship Healthcare Holdings Inc.	760,610
6,200	Shiseido Co., Ltd.	88,305
6,600	Shizuoka Financial Group Inc.	95,571
400	SHO-BOND Holdings Co., Ltd.	12,943
3,800	Skylark Holdings Co., Ltd.	89,971
900	SMC Corp.	316,058
2,400	Socionext Inc.	34,120
473,400	SoftBank Corp.	676,539
16,000	SoftBank Group Corp.	1,721,348
3,700	Sojitz Corp.	108,074
14,200	Sompo Holdings Inc.	449,658
98,200	Sony Financial Group Inc.*	92,913
246,400	Sony Group Corp.	7,226,355
1,100	Sotetsu Holdings Inc.	19,560
4,500	Square Enix Holdings Co., Ltd.	90,097
1,900	Stanley Electric Co., Ltd.	37,137
9,200	Subaru Corp.	206,190
1,100	Sugi Holdings Co., Ltd.	25,946
4,500	SUMCO Corp.	35,496
1,200	Sumitomo Bakelite Co., Ltd.	39,097
26,600	Sumitomo Chemical Co., Ltd.	81,289
16,800	Sumitomo Corp.	526,600
12,200	Sumitomo Electric Industries Ltd.	479,215
7,500	Sumitomo Forestry Co., Ltd.	80,060
1,100	Sumitomo Heavy Industries Ltd.	29,994
3,800	Sumitomo Metal Mining Co., Ltd.	124,972
60,300	Sumitomo Mitsui Financial Group Inc.	1,825,562
10,700	Sumitomo Mitsui Trust Group Inc.	309,600
2,500	Sumitomo Pharma Co., Ltd.*	43,498
5,300	Sumitomo Realty & Development Co., Ltd.	255,891
3,800	Sumitomo Rubber Industries Ltd.	52,953
1,400	Sundrug Co., Ltd.	38,789
2,300	Suntory Beverage & Food Ltd.	72,902
33,400	Suzuken Co., Ltd.	1,297,947
28,900	Suzuki Motor Corp.	451,462
7,300	Sysmex Corp.	69,940
7,900	T&D Holdings Inc.	171,575
25,000	Taiheiyo Cement Corp.	606,256
32,100	Taisei Corp.	2,742,520
800	Taiyo Holdings Co., Ltd.	23,862
2,000	Taiyo Yuden Co., Ltd.	41,694
2,900	Takara Holdings Inc.	27,874
2,000	Takasago Thermal Engineering Co., Ltd.	58,131
5,600	Takashimaya Co., Ltd.	60,186
25,900	Takeda Pharmaceutical Co., Ltd.	746,399
800	TBS Holdings Inc.	29,779
31,100	TDK Corp.	509,223
2,500	Teijin Ltd.	21,017
24,100	Terumo Corp.	378,513
1,500	THK Co., Ltd.	38,394

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
3,500	TIS Inc.	$115,531
3,400	Tobu Railway Co., Ltd.	57,177
4,100	Toda Corp.	31,849
1,000	Toei Animation Co., Ltd.	18,427
1,700	Toho Co., Ltd.	97,873
1,600	Toho Gas Co., Ltd.	49,963
159,700	Tohoku Electric Power Co., Inc.	1,176,956
3,700	Tokai Carbon Co., Ltd.	24,369
29,900	Tokio Marine Holdings Inc.	1,054,094
2,000	Tokyo Century Corp.	25,303
20,500	Tokyo Electric Power Co. Holdings Inc.*	104,027
7,300	Tokyo Electron Ltd.	1,504,859
5,800	Tokyo Gas Co., Ltd.	235,018
4,000	Tokyo Metro Co., Ltd.	41,104
1,600	Tokyo Ohka Kogyo Co., Ltd.	61,342
14,200	Tokyo Seimitsu Co., Ltd.	939,758
36,300	Tokyo Tatemono Co., Ltd.	802,275
8,300	Tokyu Corp.	96,780
191,400	Tokyu Fudosan Holdings Corp.	1,780,314
1,300	Tomy Co., Ltd.	24,080
3,900	TOPPAN Holdings Inc.	125,801
23,600	Toray Industries Inc.	153,309
900	Toridoll Holdings Corp.	25,879
4,906	Tosoh Corp.	73,934
345,252	TOTO Ltd.	9,025,043
1,700	Toyo Seikan Group Holdings Ltd.	40,562
60,300	Toyo Suisan Kaisha Ltd.	4,330,019
1,500	Toyo Tire Corp.	41,217
24,600	Toyoda Gosei Co., Ltd.	561,985
89,200	Toyota Boshoku Corp.	1,383,259
2,800	Toyota Industries Corp.	313,373
173,600	Toyota Motor Corp.	3,505,285
11,800	Toyota Tsusho Corp.	381,612
21,800	Transcosmos Inc.	520,899
2,200	Trend Micro Inc.	109,771
1,800	TS Tech Co., Ltd.	20,774
1,100	Tsumura & Co.	27,500
3,000	Tsuruha Holdings Inc.	53,172
1,700	UBE Corp.	27,306
1,000	Ulvac Inc.	42,874
19,800	Unicharm Corp.	115,998
43	United Urban Investment Corp.	50,837
6,900	USS Co., Ltd.	76,898
47,000	Valor Holdings Co., Ltd.	970,546
200	Visional Inc.*	13,422
2,011	Welcia Holdings Co., Ltd.(c)(e)	40,713
7,800	West Japan Railway Co.	155,093
300	Workman Co., Ltd.	13,782
3,900	Yakult Honsha Co., Ltd.	60,948
308,500	Yamada Holdings Co., Ltd.	945,130
3,200	Yamaguchi Financial Group Inc.	41,740
4,500	Yamaha Corp.	31,000

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
15,500	Yamaha Motor Co., Ltd.	$112,349
4,600	Yamato Holdings Co., Ltd.	66,298
500	Yamato Kogyo Co., Ltd.	33,425
2,200	Yamazaki Baking Co., Ltd.	46,070
4,400	Yaskawa Electric Corp.	115,400
4,200	Yokogawa Electric Corp.	134,162
16,400	Yokohama Financial Group Inc.	129,571
2,100	Yokohama Rubber Co., Ltd.	83,219
2,000	Zenkoku Hosho Co., Ltd.	40,602
1,600	Zensho Holdings Co., Ltd.	96,412
48,000	Zeon Corp.	548,230
7,500	ZOZO Inc.	64,425
	Total Japan	264,173,217
Luxembourg - 0.5%
79,384	ArcelorMittal SA	3,421,660
113,758	Aroundtown SA*	391,569
140,725	CVC Capital Partners PLC(a)	2,324,938
1,741	Eurofins Scientific SE	118,472
27,391	Millicom International Cellular SA	1,453,640
434	RTL Group SA	17,138
92,145	Tenaris SA	1,859,073
	Total Luxembourg	9,586,490
Macau - 0.0%
15,600	MGM China Holdings Ltd.	33,156
34,800	Sands China Ltd.	95,185
20,800	Wynn Macau Ltd.	17,531
	Total Macau	145,872
Malaysia - 0.1%
3,493,000	Sime Darby Bhd	1,648,070
Mexico - 0.7%
3,190	Fresnillo PLC	111,302
905,200	Grupo Financiero Banorte SAB de CV, Class O Shares	8,626,202
568,580	Grupo Mexico SAB de CV, Class B Shares	4,965,005
	Total Mexico	13,702,509
Netherlands - 3.7%
269,309	ABN AMRO Bank NV, GDR(a)	9,120,645
1,832	Adyen NV*(a)	2,850,509
20,709	Aegon Ltd.	166,347
104,712	Akzo Nobel NV	6,824,324
1,009	Argenx SE*	918,708
2,611	Argenx SE, ADR*	2,381,180
4,018	ASM International NV	2,228,708
16,941	ASML Holding NV	17,967,404
2,425	ASR Nederland NV	163,279
1,146	BE Semiconductor Industries NV	174,208
1,698	CTP NV(a)	36,126
34,238	Euronext NV	5,253,614
1,629	EXOR NV	136,849
8,008	Ferrovial SE	524,082
2,030	Heineken Holding NV	144,909
4,555	Heineken NV	370,802

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Netherlands - (continued)
901	IMCD NV	$80,730
48,645	ING Groep NV	1,262,388
2,461	JDE Peet's NV	90,231
14,953	Koninklijke Ahold Delhaize NV	618,074
62,859	Koninklijke KPN NV	286,854
12,592	Koninklijke Philips NV	354,768
1,018	Koninklijke Vopak NV	46,114
4,299	NN Group NV	311,854
123,912	Prosus NV*	7,798,301
69,123	QIAGEN NV	3,296,821
1,897	Randstad NV	73,890
254,855	Signify NV(a)	6,025,108
35,046	Stellantis NV	374,518
15,600	Universal Music Group NV	399,475
20,137	Wolters Kluwer NV	2,139,551
	Total Netherlands	72,420,371
New Zealand - 0.0%
11,489	a2 Milk Co., Ltd.	72,304
39,575	Air New Zealand Ltd.	13,505
29,420	Auckland International Airport Ltd.	135,027
13,834	Contact Energy Ltd.	76,443
9,229	Fisher & Paykel Healthcare Corp., Ltd	197,515
18,829	Fletcher Building Ltd.*	36,219
14,748	Infratil Ltd.	98,735
1,194	Mainfreight Ltd.	46,031
10,284	Mercury NZ Ltd.	37,515
18,727	Meridian Energy Ltd.	60,510
12,378	Ryman Healthcare Ltd.*	20,688
30,230	Spark New Zealand Ltd.	39,082
2,522	Xero Ltd.*	202,553
	Total New Zealand	1,036,127
Norway - 0.9%
343	Aker ASA, Class A Shares	26,738
379,939	Aker BP ASA	9,242,580
161,772	Aker Solutions ASA	489,366
13,718	DNB Bank ASA	366,293
208,102	Equinor ASA	4,770,051
2,802	Gjensidige Forsikring ASA	78,381
37,658	Hoegh Autoliners ASA	331,663
6,966	Kongsberg Gruppen ASA	165,041
6,943	Mowi ASA	157,465
378,343	MPC Container Ships ASA	669,786
20,114	Norsk Hydro ASA	143,823
254,351	Norwegian Air Shuttle ASA	434,750
10,714	Orkla ASA	114,598
984	Salmar ASA	57,448
9,907	Telenor ASA	143,068
14,878	Var Energi ASA	46,479
2,174	Vend Marketplaces ASA, Class B Shares	60,424
47,134	Wallenius Wilhelmsen ASA, Class B Shares	424,717
2,828	Yara International ASA	103,225
	Total Norway	17,825,896

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Peru - 0.1%
10,796	Credicorp Ltd.	$2,776,839
Philippines - 0.1%
602,476	BDO Unibank Inc.	1,346,574
120,340	SM Investments Corp.	1,518,813
	Total Philippines	2,865,387
Poland - 0.2%
10,677	Allegro.eu SA*(a)	93,712
3,093	Bank Polska Kasa Opieki SA	169,322
7,380	Dino Polska SA*(a)	82,504
158,284	InPost SA*	1,853,082
2,435	KGHM Polska Miedz SA*	141,333
23	LPP SA	107,150
198	mBank SA*	55,551
10,038	ORLEN SA	258,409
14,016	Powszechna Kasa Oszczednosci Bank Polski SA	297,012
9,087	Powszechny Zaklad Ubezpieczen SA	156,399
564	Santander Bank Polska SA	79,525
	Total Poland	3,293,999
Portugal - 0.3%
143,297	Banco Comercial Portugues SA, Class R Shares	136,651
47,661	EDP SA	212,783
149,969	Galp Energia SGPS SA	3,012,627
49,881	Jeronimo Martins SGPS SA	1,182,387
137,405	NOS SGPS SA	587,222
	Total Portugal	5,131,670
Russia - 0.0%
4,413	Novatek PJSC, Class Registered Shares, GDR*@(c)(e)	88
1,187	Novatek PJSC, GDR*@(c)(e)	24
978,392	Sberbank of Russia PJSC*@(c)(e)	731
	Total Russia	843
Saudi Arabia - 0.1%
257,716	Saudi National Bank	2,536,966
Singapore - 0.7%
403,843	ASMPT Ltd.	3,897,194
4,100	BOC Aviation Ltd.(a)	37,308
54,000	CapitaLand Ascendas REIT	117,231
32,300	CapitaLand Ascott Trust	23,574
98,690	CapitaLand Integrated Commercial Trust	179,178
34,200	CapitaLand Investment Ltd.	70,027
9,100	City Developments Ltd.	50,840
40,900	ComfortDelGro Corp., Ltd	45,475
33,310	DBS Group Holdings Ltd.	1,394,740
41,400	Frasers Logistics & Commercial Trust	31,354
93,700	Genting Singapore Ltd.	55,016
1,100	Jardine Cycle & Carriage Ltd.	28,973
49,128	JOYY Inc., ADR	3,100,959
35,889	Keppel DC REIT	64,073
21,100	Keppel Ltd.	166,506
48,400	Keppel REIT	39,610
23,500	Mapletree Industrial Trust	37,403
51,500	Mapletree Logistics Trust	52,522

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Singapore - (continued)
655,100	Mapletree Pan Asia Commercial Trust	$739,703
48,500	NETLINK NBN TRUST	36,121
3,500	Olam Group Ltd.	2,552
53,700	Oversea-Chinese Banking Corp., Ltd	766,957
14,400	SATS Ltd.	37,826
13,416	Sea Ltd., ADR*	1,864,958
35,865	Seatrium Ltd.	59,605
16,100	Sembcorp Industries Ltd.	76,310
23,000	Singapore Airlines Ltd.	115,170
13,100	Singapore Exchange Ltd.	170,820
24,300	Singapore Technologies Engineering Ltd.	155,984
118,300	Singapore Telecommunications Ltd.	431,181
37,700	Suntec Real Estate Investment Trust	39,899
20,667	United Overseas Bank Ltd.	542,393
8,900	UOL Group Ltd.	57,875
4,500	Venture Corp., Ltd	51,938
27,300	Wilmar International Ltd.	68,281
	Total Singapore	14,609,556
South Africa - 0.2%
49,074	Absa Group Ltd.	598,331
147,221	FirstRand Ltd.	701,190
941,927	Growthpoint Properties Ltd.	963,577
15,335	Naspers Ltd., Class N Shares	961,938
346,716	Telkom SA SOC Ltd.	1,015,698
	Total South Africa	4,240,734
South Korea - 4.3%
669	Alteogen Inc.*	243,324
466	Amorepacific Corp.	39,470
217	BGF retail Co., Ltd.	16,011
6,404	Binggrae Co., Ltd.	319,487
2,556	BNK Financial Group Inc.	26,228
2,387	Celltrion Inc.	302,171
464	Celltrion Pharm Inc.*	19,605
1,556	Cheil Worldwide Inc.	24,041
192	CJ CheilJedang Corp.	27,413
184	CJ Corp.	22,114
199	CJ Logistics Corp.	12,385
951	Coway Co., Ltd.	55,721
736	DB Insurance Co., Ltd.	62,515
118	Dongsuh Cos., Inc.	2,203
928	Doosan Bobcat Inc.	34,961
117	Doosan Co., Ltd.	70,130
26,946	Doosan Enerbility Co., Ltd.*	1,407,146
853	Ecopro BM Co., Ltd.*	87,381
1,815	Ecopro Co., Ltd.	104,837
211	Ecopro Materials Co., Ltd.*	8,365
380	E-MART Inc.	20,244
246	F&F Co., Ltd.	12,183
1,811	GS Engineering & Construction Corp.	23,862
23,757	GS Holdings Corp.	914,329
1,045	GS Retail Co., Ltd.	15,347
4,640	Hana Financial Group Inc.	295,239

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
505	Hanjin Kal Corp.	$35,233
901	Hankook Tire & Technology Co., Ltd.	37,794
132	Hanmi Pharm Co., Ltd.	41,105
157	Hanmi Science Co., Ltd.	4,164
655	Hanmi Semiconductor Co., Ltd.	55,330
2,894	Hanon Systems*	7,434
556	Hanwha Aerospace Co., Ltd.	323,122
53,238	Hanwha Corp.	2,859,736
1,744	Hanwha Life Insurance Co., Ltd.*	3,578
1,994	Hanwha Ocean Co., Ltd.*	146,616
1,609	Hanwha Solutions Corp.	30,716
22,169	Hanwha Systems Co., Ltd.	698,457
774	Hanwha Vision Co., Ltd.*	22,916
701	HD Hyundai Co., Ltd.	94,216
353	HD Hyundai Electric Co., Ltd.	186,285
5,619	HD Hyundai Heavy Industries Co., Ltd.	2,051,009
213	HD Hyundai Marine Solution Co., Ltd.	27,044
14,680	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,099,270
661	HL Mando Co., Ltd.	21,037
1,750	HLB Inc.*	55,985
4,819	HMM Co., Ltd.	62,974
520	Hotel Shilla Co., Ltd.*	16,136
21,606	HPSP Co., Ltd.	446,470
325	HYBE Co., Ltd.*	66,390
7,520	Hyosung Corp.	672,038
80	Hyosung Heavy Industries Corp.	103,970
192	Hyundai Autoever Corp.	26,420
9,115	Hyundai Department Store Co., Ltd.	566,659
1,268	Hyundai Engineering & Construction Co., Ltd.	58,136
12,885	Hyundai Glovis Co., Ltd.	1,444,472
966	Hyundai Marine & Fire Insurance Co., Ltd.*	19,798
949	Hyundai Mobis Co., Ltd.	200,039
2,904	Hyundai Motor Co.	483,354
1,144	Hyundai Rotem Co., Ltd.	137,210
1,743	Hyundai Steel Co.	35,933
41,493	iM Financial Group Co., Ltd.	404,500
3,442	Industrial Bank of Korea	48,220
21,817	ISC Co., Ltd.	1,667,551
4,959	Kakao Corp.	198,588
1,210	Kakao Games Corp.*	12,885
3,172	KakaoBank Corp.	46,847
554	Kakaopay Corp.*	18,743
1,709	Kangwon Land Inc.	20,976
5,750	KB Financial Group Inc.	489,584
1,690	KCC Corp.	481,664
190	KEPCO Plant Service & Engineering Co., Ltd.	6,920
4,131	Kia Corp.	321,676
14,348	Korea Aerospace Industries Ltd.	1,066,316
3,960	Korea Electric Power Corp.	141,930
280	Korea Gas Corp.	7,929
631	Korea Investment Holdings Co., Ltd.	69,189
81	Korea Zinc Co., Ltd.	74,078

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
2,382	Korean Air Lines Co., Ltd.	$35,482
56,658	Korean Reinsurance Co.	447,559
480	Krafton Inc.*	84,342
1,607	KT&G Corp.	159,310
176	Kumho Petrochemical Co., Ltd.	14,035
539	L&F Co., Ltd.*	46,121
831	LG Chem Ltd.	199,737
430	LG CNS Co., Ltd.	17,034
1,418	LG Corp.	76,213
5,562	LG Display Co., Ltd.*	47,503
1,982	LG Electronics Inc.	115,865
682	LG Energy Solution Ltd.*	190,621
212	LG H&H Co., Ltd.	40,013
11,994	LG Innotek Co., Ltd.	1,936,121
3,143	LG Uplus Corp.	32,224
187	LIG Nex1 Co., Ltd.	48,914
460	Lotte Chemical Corp.	22,679
368	Lotte Shopping Co., Ltd.	17,950
314	LS Corp.	38,391
242	LS Electric Co., Ltd.	76,185
55,939	LX INTERNATIONAL Corp.	1,202,170
1,180	Meritz Financial Group Inc.	87,347
3,433	Mirae Asset Securities Co., Ltd.	51,271
968	Misto Holdings Corp.	28,204
2,432	NAVER Corp.	404,885
276	NCSoft Corp.	39,592
451	Netmarble Corp.(a)	16,317
2,677	NH Investment & Securities Co., Ltd.	37,768
66	NongShim Co., Ltd.	20,117
276	Orion Corp.	19,857
5,618	Pan Ocean Co., Ltd.	14,436
4,209	Park Systems Corp.	680,452
607	Pearl Abyss Corp.*	14,938
1,105	Posco DX Co., Ltd.	19,179
481	POSCO Future M Co., Ltd.*	67,872
1,133	POSCO Holdings Inc.	239,463
744	Posco International Corp.	27,170
478	S-1 Corp.	24,438
1,082	Samsung Biologics Co., Ltd.*(a)	1,186,979
1,189	Samsung C&T Corp.	182,793
188	Samsung Card Co., Ltd.	7,026
136,518	Samsung E&A Co., Ltd.	2,377,262
953	Samsung Electro-Mechanics Co., Ltd.	163,348
13,242	Samsung Electronics Co., Ltd.	678,520
326,287	Samsung Electronics Co., Ltd.	22,329,994
582	Samsung Episholdings Co., Ltd.*	170,080
6,508	Samsung Fire & Marine Insurance Co., Ltd.	2,129,303
10,204	Samsung Heavy Industries Co., Ltd.*	171,311
1,212	Samsung Life Insurance Co., Ltd.	126,521
1,017	Samsung SDI Co., Ltd.	208,187
628	Samsung SDS Co., Ltd.	72,309
13,758	Samsung Securities Co., Ltd.	740,783

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
60	Samyang Foods Co., Ltd.	$59,070
6,598	Shinhan Financial Group Co., Ltd.	351,878
481	SK Biopharmaceuticals Co., Ltd.*	45,902
416	SK Bioscience Co., Ltd.*	15,505
36,711	SK hynix Inc.	13,246,483
390	SK IE Technology Co., Ltd.*(a)	7,588
560	SK Inc.	101,612
1,065	SK Innovation Co., Ltd.	83,609
1,532	SK Square Co., Ltd.*	313,046
389	SKC Co., Ltd.*	29,591
841	S-Oil Corp.*	44,046
11,903	Woori Financial Group Inc.	215,501
9,086	Youngone Corp.	541,869
99,121	Yuhan Corp.	8,226,488
	Total South Korea	84,853,733
Spain - 1.5%
396	Acciona SA	79,539
3,022	ACS Actividades de Construccion y Servicios SA	279,629
11,182	Aena SME SA(a)	304,166
61,168	Amadeus IT Group SA	4,503,947
92,807	Banco Bilbao Vizcaya Argentaria SA	2,000,311
86,867	Banco de Sabadell SA	314,917
243,002	Banco Santander SA	2,595,809
10,265	Bankinter SA	161,671
778,828	CaixaBank SA	8,662,672
9,334	Cellnex Telecom SA(a)	279,911
796	Corp. ACCIONA Energias Renovables SA	19,483
5,186	EDP Renovaveis SA	69,037
298,307	Enagas SA	4,927,856
5,260	Endesa SA	190,692
4,553	Grifols SA	55,685
4,065	Grifols SA, Class B Shares	35,980
108,719	Iberdrola SA	2,295,718
17,947	Industria de Diseno Textil SA	1,005,725
13,582	Mapfre SA	62,829
6,070	Merlin Properties Socimi SA	89,559
1,516	Naturgy Energy Group SA	46,635
6,619	Redeia Corp. SA	118,053
18,428	Repsol SA	341,970
67,829	Telefonica SA	293,798
235,588	Unicaja Banco SA	692,394
	Total Spain	29,427,986
Sweden - 2.4%
3,110	AAK AB	87,438
3,335	AddTech AB, Class B Shares	114,736
4,262	Alfa Laval AB	201,082
28,224	Ambea AB	421,587
193,872	Assa Abloy AB, Class B Shares	7,377,749
41,590	Atlas Copco AB, Class A Shares	708,210
23,597	Atlas Copco AB, Class B Shares	361,099
1,634	Axfood AB	46,695
6,978	Beijer Ref AB, Class B Shares	111,246

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Sweden - (continued)
144,734	Boliden AB*	$6,936,671
6,203	Castellum AB	70,382
958,767	Elekta AB, Class B Shares	5,886,616
58,774	Epiroc AB, Class A Shares	1,262,014
7,392	Epiroc AB, Class B Shares	142,348
9,473	EQT AB	326,611
146,640	Essity AB, Class B Shares	4,053,972
2,238	Evolution AB(a)	152,903
9,511	Fastighets AB Balder, Class B Shares*	68,380
292,952	Getinge AB, Class B Shares	6,679,358
7,887	H & M Hennes & Mauritz AB, Class B Shares	143,033
34,074	Hexagon AB, Class B Shares	399,412
1,350	Holmen AB, Class B Shares	49,390
2,066	Industrivarden AB, Class A Shares	86,531
2,211	Industrivarden AB, Class C Shares	92,684
4,024	Indutrade AB	99,875
2,486	Investment AB Latour, Class B Shares	59,409
6,573	Investor AB, Class A Shares	222,619
29,611	Investor AB, Class B Shares	1,008,601
1,374	L E Lundbergforetagen AB, Class B Shares	72,887
3,524	Lifco AB, Class B Shares	129,423
26,122	Nibe Industrier AB, Class B Shares	96,668
5,802	Saab AB, Class B Shares	292,370
3,642	Sagax AB, Class B Shares	77,877
963	Sagax AB, Class D Shares	3,486
50,360	Sandvik AB	1,523,439
7,751	Securitas AB, Class B Shares	118,115
24,545	Skandinaviska Enskilda Banken AB, Class A Shares	487,262
5,786	Skanska AB, Class B Shares	148,491
5,859	SKF AB, Class B Shares	153,343
4,841	Spotify Technology SA*	2,899,130
11,605	SSAB AB, Class B Shares	81,449
174,783	Svenska Cellulosa AB SCA, Class B Shares	2,270,477
24,886	Svenska Handelsbanken AB, Class A Shares	344,863
3,604	Sweco AB, Class B Shares	61,360
13,339	Swedbank AB, Class A Shares	424,849
3,076	Swedish Orphan Biovitrum AB*	110,434
9,594	Tele2 AB, Class B Shares	152,546
45,045	Telefonaktiebolaget LM Ericsson, Class B Shares	433,945
37,265	Telia Co. AB	149,492
3,136	Trelleborg AB, Class B Shares	131,648
2,667	Volvo AB, Class A Shares	80,141
25,656	Volvo AB, Class B Shares	768,997
13,221	Volvo Car AB, Class B Shares*	44,134
	Total Sweden	48,227,477
Switzerland - 4.5%
25,701	ABB Ltd., Class Registered Shares	1,850,539
2,750	Adecco Group AG, Class Registered Shares	76,800
44,003	Alcon AG	3,503,357
755,939	Amcor PLC	6,440,600
8,248	Amrize Ltd.*	425,769
1,453	Avolta AG	79,797

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Switzerland - (continued)
391	Bachem Holding AG, Class B Shares	$25,274
692	Baloise Holding AG, Class Registered Shares	181,030
450	Banque Cantonale Vaudoise, Class Registered Shares	54,576
64	Barry Callebaut AG, Class Registered Shares	102,692
156	Belimo Holding AG, Class Registered Shares	152,348
295	BKW AG	61,573
87	Chocoladefabriken Lindt & Spruengli AG	1,281,507
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	298,092
3,301	Coca-Cola HBC AG*	165,452
36,208	Compania Financiere Richemont SA, Class Registered Shares	7,691,165
512	DKSH Holding AG	35,805
2,846	DSM-Firmenich AG	233,572
30	Emmi AG, Class Registered Shares	27,106
106	EMS-Chemie Holding AG, Class Registered Shares	72,293
347	Flughafen Zurich AG, Class Registered Shares	103,434
2,813	Galderma Group AG	560,995
509	Geberit AG, Class Registered Shares	397,003
1,268	Georg Fischer AG, Class Registered Shares	83,931
126	Givaudan SA, Class Registered Shares	531,095
977,669	Glencore PLC*	4,678,150
551	Helvetia Holding AG, Class Registered Shares	142,978
8,251	Holcim AG*	773,276
187,259	Julius Baer Group Ltd.	13,397,913
779	Kuehne + Nagel International AG, Class Registered Shares	156,473
2,370	Logitech International SA, Class Registered Shares	267,018
1,173	Lonza Group AG, Class Registered Shares	805,122
41,174	Nestle SA, Class Registered Shares	4,090,298
23,200	Novartis AG, ADR	3,025,280
7,233	Novartis AG, Class Registered Shares	943,116
876	Partners Group Holding AG	1,034,498
673	PSP Swiss Property AG, Class Registered Shares	119,061
465	Roche Holding AG	184,804
27,145	Roche Holding AG	10,381,227
72,815	Sandoz Group AG	5,148,707
5,390	Schindler Holding AG	1,926,927
357	Schindler Holding AG, Class Registered Shares	121,205
2,764	SGS SA, Class Registered Shares	317,034
4,817	SIG Group AG*	58,408
13,068	Sika AG, Class Registered Shares	2,579,517
9,514	Sonova Holding AG, Class Registered Shares	2,375,681
10,816	STMicroelectronics NV	248,771
1,750	Straumann Holding AG, Class Registered Shares	199,597
547	Swatch Group AG	110,491
546	Swatch Group AG, Class Registered Shares	22,563
475	Swiss Life Holding AG, Class Registered Shares	520,933
1,308	Swiss Prime Site AG, Class Registered Shares	192,921
4,884	Swiss Re AG	858,368
428	Swisscom AG, Class Registered Shares	307,085
140	Swissquote Group Holding SA, Class Registered Shares	86,665
819	Temenos AG, Class Registered Shares	73,507
190,882	UBS Group AG, Class Registered Shares	7,339,394
431	VAT Group AG(a)	190,095

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Switzerland - (continued)
90	VZ Holding AG	$16,733
2,325	Zurich Insurance Group AG	1,671,477
	Total Switzerland	88,801,098
Taiwan - 4.4%
137,000	Arcadyan Technology Corp.	798,838
4,468	ASPEED Technology Inc.	1,048,200
35,071	Chroma ATE Inc.	917,619
77,203	Delta Electronics Inc.	2,293,099
142,510	E Ink Holdings Inc.	872,890
13,682	eMemory Technology Inc.	891,978
34,000	FIT Hon Teng Ltd.*(a)	22,296
107,000	Hon Hai Precision Industry Co., Ltd.	768,667
328,000	Primax Electronics Ltd.	862,268
128,000	Sercomm Corp.	336,535
216,000	Simplo Technology Co., Ltd.	2,361,880
1,208,000	Supreme Electronics Co., Ltd.	2,671,984
188,000	T3EX Global Holdings Corp.	401,365
1,273,566	Taiwan Semiconductor Manufacturing Co., Ltd.	58,549,524
37,652	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,975,935
175,000	Tripod Technology Corp.	1,710,651
130,000	Wah Lee Industrial Corp.	440,157
247,000	WNC Corp.	803,325
133,000	WT Microelectronics Co., Ltd.	608,201
	Total Taiwan	87,335,412
Thailand - 0.1%
1,519,800	Regional Container Lines PCL(c)	1,218,585
16,356,700	Sansiri PCL(c)	718,136
142,400	Thai Beverage PCL	51,137
	Total Thailand	1,987,858
Turkey - 0.0%
261,427	Torunlar Gayrimenkul Yatirim Ortakligi AS	447,604
United Arab Emirates - 0.0%
1,216,816	Dubai Residential REIT	407,910
1,296,738	Talabat Holding PLC	327,572
	Total United Arab Emirates	735,482
United Kingdom - 9.4%
15,651	3i Group PLC	654,852
4,207	Admiral Group PLC	176,576
7,340	Airtel Africa PLC(a)	30,215
17,544	Anglo American PLC	663,737
6,972	Ashtead Group PLC	446,139
4,682	Associated British Foods PLC	132,346
24,477	AstraZeneca PLC	4,536,905
70,818	AstraZeneca PLC, ADR	6,566,245
14,106	Auto Trader Group PLC(a)	119,315
50,577	Aviva PLC	436,614
48,954	BAE Systems PLC	1,069,829
79,124	Balfour Beatty PLC	737,433
1,309,063	Barclays PLC	7,437,051
22,663	Barratt Redrow PLC	118,377
9,913	Beazley PLC	104,483

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
1,417	Berkeley Group Holdings PLC	$70,453
260,021	BP PLC	1,563,236
295,582	Bridgepoint Group PLC	1,107,605
32,044	British American Tobacco PLC	1,876,106
14,378	British Land Co. PLC	77,443
93,529	BT Group PLC, Class A Shares	224,211
5,679	Bunzl PLC	162,670
6,390	Burberry Group PLC*	96,747
3,558,181	Centrica PLC	8,078,001
569,328	Chemring Group PLC	3,629,871
3,623	Coca-Cola Europacific Partners PLC	333,184
27,512	Compass Group PLC	863,953
21,268	Computacenter PLC	836,225
29,757	Convatec Group PLC(a)	92,872
19,234	Croda International PLC	692,947
595,647	Currys PLC	1,038,783
35,979	Diageo PLC	824,358
2,036	Diploma PLC	147,267
204,980	Drax Group PLC	2,015,378
433,253	easyJet PLC	2,864,112
3,148	Endeavour Mining PLC	145,527
9,845	Entain PLC	101,242
237,118	Firstgroup PLC	553,860
65,941	GSK PLC	1,564,277
1,434,635	Haleon PLC	7,041,073
6,260	Halma PLC	295,516
2,836	Hikma Pharmaceuticals PLC	58,360
9,170	Howden Joinery Group PLC	102,080
284,396	HSBC Holdings PLC	4,037,552
4,512	ICG PLC	123,939
143,174	IMI PLC	4,614,544
12,864	Imperial Brands PLC	546,152
91,160	Inchcape PLC	929,631
21,794	Informa PLC	276,948
2,421	InterContinental Hotels Group PLC	320,943
39,283	International Consolidated Airlines Group SA	206,180
18,096	Intertek Group PLC	1,108,654
28,437	J Sainsbury PLC	121,274
38,702	JD Sports Fashion PLC	39,603
116,851	JET2 PLC	2,174,361
55,219	Keller Group PLC	1,186,256
29,774	Kingfisher PLC	120,474
13,397	Land Securities Group PLC	107,338
2,136,072	Legal & General Group PLC	6,985,231
3,887,763	Lloyds Banking Group PLC	4,923,547
48,333	London Stock Exchange Group PLC	5,700,938
2,756,198	LondonMetric Property PLC	6,867,183
2,091,966	M&G PLC	7,545,568
32,689	Marks & Spencer Group PLC	150,419
20,772	Melrose Industries PLC	163,863
6,459	Mondi PLC	74,275
127,405	National Grid PLC	1,931,131

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
1,226,750	NatWest Group PLC	$10,229,437
1,869	Next PLC	349,490
309,651	Patisserie Holdings PLC*(c)(e)	4,097
10,518	Pearson PLC	138,802
5,491	Persimmon PLC	97,032
13,431	Phoenix Group Holdings PLC	123,837
671,668	QinetiQ Group PLC	3,694,304
37,554	Reckitt Benckiser Group PLC	2,908,106
72,240	RELX PLC	2,900,539
40,528	Rentokil Initial PLC	223,215
11,905	Rightmove PLC	86,457
16,739	Rio Tinto PLC	1,203,864
138,952	Rolls-Royce Holdings PLC	1,967,375
16,224	Sage Group PLC	230,736
11,161	Schroders PLC	57,457
206,750	Segro PLC	1,952,633
4,646	Severn Trent PLC	173,226
96,039	Shell PLC	3,532,016
617,700	Smith & Nephew PLC	10,259,575
5,369	Smiths Group PLC	173,734
14,354	Spirax Group PLC	1,274,322
19,294	SSE PLC	561,499
477,497	St James's Place PLC	8,805,672
480,440	Standard Chartered PLC	10,657,817
55,156	Taylor Wimpey PLC	74,934
104,671	Tesco PLC	623,930
49,549	Unilever PLC	2,988,828
39,291	Unilever PLC	2,362,706
5,716	UNITE Group PLC	39,952
10,887	United Utilities Group PLC	178,184
304,597	Vodafone Group PLC	380,415
4,152	Weir Group PLC	152,565
2,764	Whitbread PLC	91,145
14,625	Willis Towers Watson PLC	4,694,625
11,589	Wise PLC, Class A Shares*	135,260
18,785	WPP PLC	75,449
12,330	YuLife Holdings Ltd., Private Placement, Class C Shares*@(c)(e)	148,799
201,385	Zigup PLC	916,076
	Total United Kingdom	184,411,588
United States - 1.5%
28,885	Agilent Technologies Inc.	4,433,847
7,042	BeOne Medicines Ltd., ADR*	2,398,576
6,357	Brookfield Asset Management Ltd., Class A Shares	334,617
4,550	Cadence Design Systems Inc.*	1,418,872
572	Canva Inc., Private Placement*@(c)(e)	941,592
122,760	Codere Online Luxembourg SA Private Shares*(c)	876,506
118,383	Coupang Inc., Class A Shares*	3,333,665
13,870	GQG Partners Inc., CDI	16,818
1,350	Light & Wonder Inc., CDI*	135,739
2,346	Mastercard Inc., Class A Shares	1,291,543
1,580	MSCI Inc., Class A Shares	890,678
11,472	Philip Morris International Inc.	1,806,611

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
2,800	RB Global Inc.	$274,182
1	S&P Global Inc.	499
20,700	Samsonite Group SA(a)	51,208
255,555	Sensata Technologies Holding PLC	8,195,649
8,414	Waters Corp.*	3,394,376
	Total United States	29,794,978
Uruguay - 0.7%
6,434	MercadoLibre Inc.*	13,329,833
Vietnam - 0.1%
961,860	Asia Commercial Bank JSC	884,477
297,000	Bank for Foreign Trade of Vietnam JSC	646,456
	Total Vietnam	1,530,933
	TOTAL COMMON STOCKS
	(Cost - $1,314,312,913)	1,822,733,995
EXCHANGE TRADED FUNDS (ETFs) - 5.3%
United States - 5.3%
1,083,679	iShares Core MSCI Emerging Markets	72,714,861
162,552	iShares MSCI EAFE Value	11,422,529
13,364	Vanguard FTSE All World ex-US Small-Capital	1,921,209
231,212	Vanguard FTSE Developed Markets	14,235,723
65,692	Vanguard FTSE Emerging Markets	3,567,075
	Total United States	103,861,397
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $92,981,566)	103,861,397
PREFERRED STOCKS - 0.4%
Germany - 0.4%
134,521	Dr Ing hc F Porsche AG(a)	6,964,540
United States - 0.0%
31	Canva Inc., Series A, Private Placement*@(c)(e)	51,031
1	Canva Inc., Series A-3, Private Placement*@(c)(e)	1,646
	Total United States	52,677
	TOTAL PREFERRED STOCKS
	(Cost - $6,854,593)	7,017,217
WARRANTS - 0.0%
Canada - 0.0%
2,323	Constellation Software Inc.*(c)(e)	–

United States - 0.0%
915	Codere Online Luxembourg SA*	650
	TOTAL WARRANTS
	(Cost - $0)	650
RIGHT - 0.0%
South Korea - 0.0%
1,185	Hanon Systems*(c)(e)
	(Cost - $0)	230
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,414,149,072)	1,933,613,489

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.5%
TIME DEPOSITS - 1.0%
364,672	AUD	ANZ National Bank - Hong Kong, 2.300% due 12/1/25	$238,769
5,127,503		ANZ National Bank - London, 3.220% due 12/1/25	5,127,503
37,264	CHF	BNP Paribas SA - Paris, (0.300)% due 12/1/25	46,372
		Brown Brothers Harriman - Grand Cayman:
1	SGD	0.350% due 12/1/25	1
643,704	DKK	0.600% due 12/1/25	99,952
620,164	SEK	0.660% due 12/1/25	65,640
25,400	NZD	1.100% due 12/1/25	14,566
1,126,678	NOK	2.720% due 12/1/25	111,287
650,499	ZAR	4.580% due 12/1/25	38,018
		Citibank - London:
1,149,398	EUR	0.880% due 12/1/25	1,332,900
208,382	GBP	2.910% due 12/1/25	275,742
109,813		Citibank - New York, 3.220% due 12/1/25	109,813
2,876,869	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.980% due 12/1/25	369,511
116,265	SGD	Hong Kong & Shanghai Bank - Singapore, 0.350% due 12/1/25	89,718
3,506,430		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	3,506,430
		Royal Bank of Canada - Toronto:
452,147	CAD	1.080% due 12/1/25	323,413
6,262,908		3.220% due 12/1/25	6,262,908
144,953,244	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, 0.120% due 12/1/25	927,938
		TOTAL TIME DEPOSITS
		(Cost - $18,940,481)	18,940,481
U.S. GOVERNMENT AGENCY - 0.5%
10,457,000		Federal Home Loan Bank Discount Notes, 3.841% due 12/1/25(f)
		(Cost - $10,457,000)	10,457,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $29,397,481)	29,397,481

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.7%
MONEY MARKET FUND - 0.7%
14,501,488	Federated Government Obligations Fund, Premier Class, 3.915%(g)
	(Cost - $14,501,488)	14,501,488
	TOTAL INVESTMENTS - 100.4%
	(Cost - $1,458,048,041)	1,977,512,458
	Liabilities in Excess of Other Assets - (0.4)%	(7,954,685)
	TOTAL NET ASSETS - 100.0%	$1,969,557,773

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $44,697,746 and represents 2.27% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2025, amounts to $4,626,745 and represents 0.23% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	$941,592	0.05%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	51,031	0.00	%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,646	0.00	%*
Novatek PJSC, Class Registered Shares, GDR	3/19/2020	251,081	88	0.00	%*
Novatek PJSC, GDR	4/25/2022	52,881	24	0.00	%*
Sberbank of Russia PJSC	4/6/2017	557,253	731	0.00	%*
YuLife Holdings Ltd., Private Placement, Class C Shares	10/11/2022	243,652	148,799	0.01%
Tongcheng Travel Holdings Ltd.	3/28/2025	118,294	1,570,999	0.08%
			2,714,910	0.14%

* Position represents less than 0.005%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments
November 30, 2025 (unaudited)

Destinations International Equity Fund (continued)

Summary of Investments by Security Sector^
Financial	23.1%
Industrial	17.6
Consumer Non-cyclical	13.6
Technology	10.7
Consumer Cyclical	8.2
Basic Materials	6.2
Communications	6.1
Energy	3.7
Utilities	3.4
Diversified	0.0 *
Exchange Traded Funds (ETFs)	5.2
Short-Term Investments	1.5
Money Market Fund	0.7
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

At November 30, 2025, Destinations International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts  was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index December Futures	29	12/25	$4,021,311	$4,087,405	$66,094

At November 30, 2025, Destinations International Equity Fund had deposited cash of $88,785 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
3	$273,594	Argenx SE, ADR, Call	MSCS	12/19/25	$870.00	$(17,250)
		TOTAL OPTION CONTRACTS WRITTEN
		(Premiums received — $9,052)				$(17,250)

Schedules of Investments

November 30, 2025 (unaudited)

Destinations International Equity Fund (concluded)

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	3,414,011	11/12/2025	MSCS	3-Month	Daily FED + 0.40%	Investcorp Capital PLC	$(1,177,586)
USD	4,719,504	3/29/2027	MSCS	3-Month	Daily FED + 0.85%	Samsung Electronics Co., Ltd.	476,346
USD	3,295,847	3/29/2027	MSCS	3-Month	Daily FED + 0.85%	Samsung Electronics Co., Ltd.	617,451
							$(83,789)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 26.7%
U.S. GOVERNMENT AGENCIES - 0.7%
$4,990,000	Federal Farm Credit Banks Funding Corp., 2.490% due 6/30/36	$4,158,216
	Federal Home Loan Banks:
2,700,000	1.700% due 9/4/35	2,099,371
2,285,000	1.930% due 2/11/36	1,813,820
4,302,000	Federal National Mortgage Association, 1.625% due 8/24/35	3,395,689
	TOTAL U.S. GOVERNMENT AGENCIES	11,467,096
U.S. GOVERNMENT OBLIGATIONS - 26.0%
	U.S. Treasury Bonds:
22,000,000	1.125% due 5/15/40	14,233,828
7,065,000	2.000% due 11/15/41	5,030,777
5,735,000	3.375% due 8/15/42	4,943,301
33,950,000	3.875% due 2/15/43	31,154,430
6,715,000	3.625% due 2/15/44	5,888,740
12,905,000	3.375% due 5/15/44	10,884,561
980,000	4.625% due 5/15/44	982,756
3,205,000	4.125% due 8/15/44	3,004,813
4,780,000	4.625% due 11/15/44	4,781,867
2,470,000	2.500% due 2/15/45	1,790,171
2,975,000	4.875% due 8/15/45	3,067,969
3,240,000	2.250% due 8/15/46	2,187,000
8,500,000	3.000% due 2/15/48	6,492,871
9,545,000	3.125% due 5/15/48	7,441,744
5,110,000	3.375% due 11/15/48	4,147,484
47,114,000	1.250% due 5/15/50	23,372,961
9,050,000	1.375% due 8/15/50	4,603,127
29,315,000	2.375% due 5/15/51	19,068,491
12,330,000	1.875% due 11/15/51	7,049,774
7,170,000	3.000% due 8/15/52	5,296,837
2,801,600	4.000% due 11/15/52	2,501,194
5,797,000	3.625% due 5/15/53	4,830,758
8,290,000	4.125% due 8/15/53	7,559,768
2,880,000	4.250% due 8/15/54	2,682,112
1,015,000	4.500% due 11/15/54	985,819
6,190,000	4.625% due 2/15/55	6,137,772
3,625,000	4.750% due 8/15/55	3,670,312
	U.S. Treasury Inflation Indexed Bonds:
4,923,164	0.750% due 2/15/42	3,904,733
2,144,812	0.750% due 2/15/45	1,599,571
2,160,329	0.250% due 2/15/50	1,279,841
	U.S. Treasury Inflation Indexed Notes:
1,540,225	0.375% due 7/15/27	1,523,962
1,995,539	1.625% due 10/15/27	2,015,821
1,553,777	0.500% due 1/15/28	1,529,571
3,418,198	1.750% due 1/15/34	3,437,049
	U.S. Treasury Notes:
18,600,000	0.750% due 3/31/26	18,416,034
4,650,000	0.750% due 5/31/26	4,581,413
6,800,000	0.875% due 9/30/26	6,644,995
26,400,000	3.500% due 9/30/27	26,392,781

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - (continued)
U.S. GOVERNMENT OBLIGATIONS - (continued)
$12,098,000	0.625% due 11/30/27	$11,431,665
5,000,000	0.750% due 1/31/28	4,716,016
25,795,000	3.375% due 9/15/28	25,714,391
24,590,000	2.375% due 3/31/29	23,707,257
3,960,000	4.125% due 11/30/29	4,042,603
22,610,000	4.375% due 12/31/29	23,299,782
9,480,000	3.875% due 4/30/30	9,593,686
26,000,000	0.875% due 11/15/30	22,803,828
9,660,000	3.875% due 9/30/32	9,712,828
220,000	4.250% due 11/15/34	224,933
2,500,000	4.250% due 5/15/35	2,551,563
	TOTAL U.S. GOVERNMENT OBLIGATIONS	402,915,560
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
	(Cost - $444,388,826)	414,382,656

MORTGAGE-BACKED SECURITIES - 25.5%
FHLMC - 6.5%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
142,090	2.000% due 6/1/36	132,231
74,470	2.000% due 12/1/40	64,796
485,465	2.000% due 5/1/41	427,196
574,602	2.000% due 12/1/41	504,964
246,223	2.000% due 9/1/50	204,107
4,832,493	2.000% due 3/1/51	3,960,873
722,906	2.000% due 4/1/51	592,547
416,946	2.000% due 5/1/51	347,646
163,086	2.000% due 8/1/51	133,871
166,195	2.000% due 11/1/51	137,196
652,651	2.000% due 4/1/52	542,571
244,901	2.500% due 5/1/50	212,667
282,814	2.500% due 6/1/50	243,707
1,617,129	2.500% due 7/1/50	1,399,505
432,975	2.500% due 9/1/50	373,460
61,637	2.500% due 10/1/50	53,738
494,445	2.500% due 11/1/50	424,993
151,154	2.500% due 2/1/51	131,717
386,863	2.500% due 3/1/51	332,046
181,665	2.500% due 5/1/51	156,106
245,384	2.500% due 7/1/51	210,667
271,909	2.500% due 10/1/51	233,358
5,179,057	2.500% due 12/1/51	4,440,789
6,674,687	2.500% due 1/1/52	5,757,928
769,819	2.500% due 4/1/52	659,287
458,886	3.000% due 2/1/33	446,573
244,274	3.000% due 5/1/33	238,806
207,179	3.000% due 3/1/35	198,680
357,654	3.000% due 5/1/35	345,896
3,384,179	3.000% due 3/1/42	3,159,400
99,399	3.000% due 1/1/47	90,542
200,786	3.000% due 2/1/47	183,628
4,717,901	3.000% due 4/1/50	4,087,649
563,262	3.000% due 8/1/51	507,599
420,922	3.000% due 9/1/51	379,618

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FHLMC - (continued)
$513,207	3.000% due 10/1/51	$463,050
6,403,550	3.000% due 1/1/52	5,780,340
6,821,962	3.000% due 5/1/52	6,153,882
3,566,131	3.030% due 1/1/50	2,924,056
667,781	3.500% due 8/1/43	636,988
297,435	3.500% due 1/1/48	280,995
306,845	3.500% due 4/1/50	287,631
2,582,339	3.500% due 8/1/52	2,417,666
539,492	4.000% due 10/1/44	525,259
34,711	4.000% due 4/1/47	33,995
683,946	4.000% due 12/1/47	664,139
4,873,905	4.000% due 3/1/49	4,731,618
369,350	4.000% due 4/1/49	357,389
126,851	4.000% due 5/1/49	123,425
430,449	4.000% due 7/1/49	419,291
6,123,228	4.000% due 2/1/51	5,944,788
1,225,331	4.000% due 8/1/51	1,188,860
242,700	4.500% due 5/1/48	240,964
212,627	5.000% due 7/1/40	215,153
146,386	5.000% due 8/1/52	147,029
668,494	5.000% due 10/1/52	670,025
261,083	5.000% due 4/1/53	263,091
3,003,934	5.000% due 6/1/53	3,039,192
3,758,337	5.000% due 3/1/54	3,799,387
6,422,369	5.000% due 8/1/55	6,454,980
727,063	5.500% due 12/1/37	744,847
540,338	5.500% due 2/1/53	550,319
3,010,976	5.500% due 9/1/53	3,098,179
3,561,791	5.500% due 1/1/55	3,664,619
527,659	5.500% due 6/1/55	538,989
2,975,000	5.500% due 12/1/55	3,013,915
299,349	6.000% due 11/1/52	307,978
343,179	6.000% due 12/1/52	355,709
141,181	6.000% due 3/1/53	146,932
3,122,506	6.000% due 8/1/53	3,240,581
2,808,359	6.000% due 4/1/54	2,926,241
1,223,823	6.000% due 6/1/54	1,258,530
1,152,039	6.000% due 8/1/54	1,183,173
	TOTAL FHLMC	100,109,562
FNMA - 16.0%
	Federal National Mortgage Association (FNMA):
951,368	1.500% due 9/1/51	739,245
223,375	1.500% due 10/1/51	173,538
139,313	1.500% due 11/1/51	108,335
772,815	1.500% due 4/1/52	600,023
192,609	2.000% due 5/1/36	178,038
400,969	2.000% due 8/1/36	371,094
260,888	2.000% due 9/1/36	243,579
287,653	2.000% due 9/1/40	255,762
712,520	2.000% due 12/1/40	629,991
329,629	2.000% due 4/1/41	291,936
98,635	2.000% due 5/1/41	87,235
414,575	2.000% due 10/1/41	364,849
12,862,897	2.000% due 6/1/50	10,551,031
9,697,031	2.000% due 8/1/50	7,982,534
1,098,593	2.000% due 9/1/50	910,680
268,630	2.000% due 12/1/50	222,737

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - (continued)
$1,644,533	2.000% due 2/1/51	$1,368,180
4,394,292	2.000% due 3/1/51	3,597,897
2,615,971	2.000% due 4/1/51	2,140,649
5,434,748	2.000% due 5/1/51	4,498,482
126,912	2.000% due 7/1/51	104,015
225,065	2.250% due 4/1/33	199,202
47,842	2.500% due 6/1/30	46,671
5,253,673	2.500% due 2/1/47	4,604,123
267,701	2.500% due 4/1/50	229,937
260,901	2.500% due 6/1/50	224,702
266,090	2.500% due 7/1/50	230,573
451,687	2.500% due 9/1/50	387,876
4,430,591	2.500% due 10/1/50	3,857,444
8,657,248	2.500% due 11/1/50	7,393,727
261,747	2.500% due 1/1/51	227,172
931,130	2.500% due 2/1/51	798,158
3,270,590	2.500% due 5/1/51	2,822,545
368,091	2.500% due 7/1/51	316,306
9,285,730	2.500% due 8/1/51	7,948,934
228,734	2.500% due 9/1/51	197,155
7,059,089	2.500% due 10/1/51	6,053,973
6,887,669	2.500% due 11/1/51	5,924,735
5,705,807	2.500% due 12/1/51	4,889,700
424,197	2.500% due 1/1/52	366,362
284,789	2.500% due 3/1/52	244,226
576,442	2.500% due 1/1/57	493,716
183,415	3.000% due 2/1/30	180,470
118,173	3.000% due 10/1/30	116,047
276,093	3.000% due 1/1/31	271,044
758,207	3.000% due 11/1/36	724,475
2,794,919	3.000% due 3/1/43	2,594,776
5,157,557	3.000% due 6/1/43	4,788,225
97,337	3.000% due 11/1/48	88,555
184,462	3.000% due 2/1/50	167,371
744,750	3.000% due 8/1/50	666,339
305,054	3.000% due 10/1/50	272,041
438,866	3.000% due 12/1/50	391,440
349,358	3.000% due 5/1/51	317,905
556,919	3.000% due 7/1/51	499,003
856,293	3.000% due 8/1/51	768,383
85,030	3.000% due 9/1/51	75,898
966,227	3.000% due 10/1/51	867,649
188,414	3.000% due 11/1/51	168,999
174,879	3.000% due 12/1/51	156,694
260,150	3.000% due 1/1/52	233,122
279,548	3.000% due 4/1/52	251,108
389,056	3.000% due 5/1/52	349,529
6,078,738	3.000% due 6/1/52	5,471,841
3,363,544	3.000% due 4/1/53	3,070,735
137,586	3.500% due 7/1/32	136,348
412,537	3.500% due 3/1/33	408,289
312,251	3.500% due 7/1/37	303,491
539,991	3.500% due 8/1/43	514,405
540,488	3.500% due 3/1/46	511,446
549,406	3.500% due 5/1/47	522,937
671,803	3.500% due 11/1/47	633,308
676,812	3.500% due 2/1/48	642,695
354,719	3.500% due 7/1/50	331,534

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - (continued)
$139,342	3.500% due 9/1/50	$131,377
525,583	3.500% due 1/1/51	491,464
1,158,220	3.500% due 2/1/51	1,083,034
5,923,314	3.500% due 7/1/51	5,541,231
573,764	3.500% due 4/1/52	536,518
842,752	3.500% due 10/1/56	775,630
169,322	3.500% due 2/1/57	155,836
336,000	3.920% due 10/1/30	334,044
205,287	4.000% due 8/1/38	204,597
363,312	4.000% due 11/1/38	361,683
1,600,000	4.000% due 12/1/40(a)	1,577,981
75,100	4.000% due 3/1/46	73,320
464,529	4.000% due 3/1/47	451,216
45,761	4.000% due 12/1/47	44,544
65,681	4.000% due 2/1/48	63,771
94,956	4.000% due 1/1/49	92,881
1,902,166	4.000% due 3/1/49	1,840,055
124,756	4.000% due 5/1/49	121,179
31,811	4.000% due 8/1/49	31,056
1,543,419	4.000% due 11/1/49	1,498,280
513,811	4.000% due 4/1/50	499,524
7,811,992	4.000% due 5/1/51	7,565,727
330,351	4.000% due 8/1/51	321,338
385,936	4.000% due 6/1/52	371,453
523,800	4.120% due 11/1/30	525,313
335,000	4.370% due 11/1/30	339,677
793,797	4.390% due 4/1/29	806,363
264,204	4.500% due 12/1/37	266,105
8,735,000	4.500% due 12/1/40(a)	8,734,996
174,467	4.500% due 5/1/48	173,860
176,544	4.500% due 6/1/48	175,820
2,970,798	4.500% due 10/1/50	2,957,803
1,023,978	4.500% due 6/1/52	1,007,198
3,325,743	4.500% due 7/1/52	3,256,477
711,332	4.500% due 3/1/53	698,353
262,000	4.520% due 10/1/30	267,366
120,000	4.750% due 4/1/28	121,948
510,496	5.000% due 7/1/52	512,739
14,972,163	5.000% due 9/1/52	15,017,782
768,376	5.000% due 10/1/52	769,799
117,339	5.000% due 11/1/52	117,694
1,533,454	5.000% due 12/1/52	1,537,659
62,669	5.000% due 3/1/53	62,713
7,489,802	5.000% due 4/1/53	7,508,804
2,200,000	5.000% due 12/1/54(a)	2,195,327
585,000	5.065% due 12/1/28	604,087
231,341	5.500% due 4/1/38	237,000
326,205	5.500% due 11/1/39	333,891
748,176	5.500% due 8/1/40	766,502
2,215,000	5.500% due 12/1/40(a)	2,266,725
347,506	5.500% due 10/1/52	354,128
1,026,207	5.500% due 11/1/52	1,046,012
1,194,945	5.500% due 12/1/52	1,217,342
5,015,567	5.500% due 1/1/53	5,102,395
634,305	5.500% due 6/1/53	645,900
6,343,388	5.500% due 7/1/53	6,531,460
5,962,989	5.500% due 11/1/54	6,139,491

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - (continued)
$39,089	5.500% due 1/1/55	$39,596
970,227	5.500% due 7/1/55	982,703
970,989	5.500% due 8/1/55	983,475
3,862,883	5.500% due 10/1/55	3,977,236
16,036,000	5.500% due 12/1/55(a)	16,238,150
373,582	6.000% due 5/1/53	387,658
8,843,976	6.000% due 6/1/54	9,187,581
386,466	6.000% due 9/1/54	396,633
9,845,000	6.000% due 12/1/55(a)	10,079,795
	TOTAL FNMA	248,112,464
GNMA - 3.0%
	Government National Mortgage Association (GNMA):
2,405,000	2.000% due 12/1/55(a)	2,001,851
12,424,000	2.500% due 12/1/55(a)	10,780,221
1,380,000	5.000% due 12/1/54(a)	1,378,341
3,795,000	5.500% due 12/1/55(a)	3,832,486
2,622,000	6.000% due 12/1/55(a)	2,672,343
	Government National Mortgage Association (GNMA) II:
557,786	2.000% due 10/20/50	464,587
1,244,578	2.000% due 12/20/50	1,036,409
528,631	2.500% due 11/20/49	462,036
416,964	2.500% due 3/20/51	362,029
3,378,679	2.500% due 10/20/51	2,926,186
140,995	3.000% due 4/20/31	138,509
415,910	3.000% due 6/20/50	374,912
76,125	3.000% due 12/20/50	68,915
1,856,641	3.000% due 6/20/51	1,677,171
691,155	3.000% due 9/20/51	624,251
392,597	3.000% due 12/20/52	354,999
93,673	3.500% due 8/20/42	89,357
351,936	3.500% due 10/20/43	333,472
62,961	3.500% due 12/20/43	59,431
282,771	3.500% due 3/20/44	267,467
12,572	3.500% due 7/20/44	11,874
313,141	3.500% due 6/20/46	293,401
263,488	3.500% due 2/20/49	245,249
190,778	3.500% due 6/20/49	176,614
464,987	3.500% due 11/20/49	430,294
405,184	3.500% due 6/20/50	374,880
521,536	3.500% due 9/20/50	482,503
438,338	3.500% due 2/20/51	405,664
2,487,087	3.500% due 10/20/51	2,297,495
3,694,833	3.500% due 2/20/52	3,414,877
712,184	3.500% due 1/20/53	659,781
391,527	4.000% due 10/20/44	379,610
260,402	4.000% due 2/20/45	252,479
179,097	4.000% due 10/20/45	174,346
222,712	4.000% due 2/20/47	215,187
464,247	4.000% due 10/20/48	447,811
381,829	4.000% due 3/20/49	367,450
1,056,064	4.000% due 2/20/52	1,010,278
501,986	4.500% due 2/20/40	507,562
168,698	4.500% due 7/20/49	167,432
173,252	4.500% due 8/20/49	171,195
245,750	4.500% due 8/20/52	242,220
229,759	4.500% due 9/20/52	226,388

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
GNMA - (continued)
$1,034,552	4.500% due 10/20/52	$1,019,216
223,239	5.000% due 5/20/40	229,799
178,098	5.000% due 6/20/40	183,874
69,949	5.000% due 7/20/40	72,046
1,761,478	5.500% due 11/20/54	1,783,735
234,818	6.000% due 7/20/55	239,758
799,777	6.000% due 9/20/55	817,332
	TOTAL GNMA	47,205,323
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $412,296,194)	395,427,349

CORPORATE BONDS & NOTES - 18.4%
Basic Materials - 0.3%
200,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	193,991
80,000	ArcelorMittal SA, Senior Unsecured Notes, 6.000% due 6/17/34	86,383
200,000	Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(b)	208,776
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(b)	42,485
	BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
20,000	5.125% due 2/21/32	20,748
245,000	4.900% due 2/28/33	250,993
25,000	5.250% due 9/8/33	26,095
400,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	326,000
	Celanese US Holdings LLC, Company Guaranteed Notes:
40,000	6.500% due 4/15/30	39,937
40,000	6.750% due 4/15/33	39,807
65,000	Cleveland-Cliffs Inc., Company Guaranteed Notes, 6.875% due 11/1/29(b)	66,875
250,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.000% due 9/30/29	237,100
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	150,500
	Glencore Funding LLC, Company Guaranteed Notes:
525,000	5.371% due 4/4/29(b)	542,661
50,000	6.375% due 10/6/30(b)	54,042
145,000	2.850% due 4/27/31(b)	133,835
80,000	6.500% due 10/6/33(b)	88,855
95,000	5.634% due 4/4/34(b)	99,674
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	210,239
23,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(b)	22,995
200,000	Inversiones CMPC SA, Company Guaranteed Notes, 6.700% (5-Year CMT Index + 2.834%) due 12/9/57(b)(c)	199,600
25,000	Mativ Holdings Inc., Company Guaranteed Notes, 8.000% due 10/1/29(b)	25,045
35,000	Novelis Corp., Company Guaranteed Notes, 6.875% due 1/30/30(b)	36,268
200,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	215,091
55,000	Olin Corp., Senior Unsecured Notes, 6.625% due 4/1/33(b)	54,633
200,000	Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 5.875% due 9/17/44	153,598
300,000	Rio Tinto Alcan Inc., Senior Unsecured Notes, 6.125% due 12/15/33	331,061
	Rio Tinto Finance USA PLC, Company Guaranteed Notes:
95,000	5.000% due 3/14/32	98,216
88,000	5.750% due 3/14/55	91,111
160,000	5.875% due 3/14/65	167,132
90,000	Solstice Advanced Materials Inc., Senior Unsecured Notes, 5.625% due 9/30/33(b)	90,492
89,000	Suzano Netherlands BV, Company Guaranteed Notes, 5.500% due 1/15/36	88,444
15,000	Tronox Inc., Senior Secured Notes, 9.125% due 9/30/30(b)	14,143
83,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.400% due 6/28/54	85,573
40,000	Volcan Compania Minera SAA, Senior Secured Notes, 8.500% due 10/28/32(b)	40,650
	Westlake Corp., Senior Unsecured Notes:
130,000	5.550% due 11/15/35	130,825
55,000	6.375% due 11/15/55	54,913

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Basic Materials - (continued)
$55,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(b)	$51,776
	Total Basic Materials	4,770,562
Communications - 1.9%
	Alphabet Inc., Senior Unsecured Notes:
670,000	5.350% due 11/15/45	685,092
560,000	5.300% due 5/15/65	550,621
360,000	5.700% due 11/15/75	370,254
55,000	Altice France SA, Senior Secured Notes, 6.875% due 7/15/32(b)	53,609
72,000	AppLovin Corp., Senior Unsecured Notes, 5.375% due 12/1/31	74,907
	AT&T Inc., Senior Unsecured Notes:
660,000	1.650% due 2/1/28	627,658
1,986,000	2.250% due 2/1/32	1,751,516
3,495,000	2.550% due 12/1/33	2,998,678
308,000	6.050% due 8/15/56	317,624
90,000	Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes, 6.875% (5-Year CMT Index + 2.390%) due 9/15/55(c)	93,416
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
115,000	5.125% due 5/1/27(b)	114,838
140,000	4.750% due 3/1/30(b)	133,347
95,000	4.750% due 2/1/32(b)	87,289
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
105,000	6.650% due 2/1/34	111,116
285,000	6.550% due 6/1/34	300,572
4,640,000	6.384% due 10/23/35	4,794,274
230,000	5.850% due 12/1/35	230,523
126,000	3.500% due 3/1/42	88,434
140,000	5.750% due 4/1/48	122,683
165,000	5.125% due 7/1/49	132,459
310,000	4.800% due 3/1/50	238,213
80,000	4.400% due 12/1/61	53,445
75,000	Cipher Compute LLC, Senior Secured Notes, 7.125% due 11/15/30(b)	76,196
35,000	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(b)	34,620
65,000	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 7.125% due 2/15/31(b)	67,653
	Comcast Corp., Company Guaranteed Notes:
585,000	3.750% due 4/1/40	488,983
375,000	2.887% due 11/1/51	226,889
	CommScope LLC, Senior Secured Notes:
27,000	4.750% due 9/1/29(b)	26,953
10,000	9.500% due 12/15/31(b)	10,145
45,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(b)	44,942
	Cox Communications Inc., Company Guaranteed Notes:
80,000	5.450% due 9/1/34(b)	78,989
295,000	5.950% due 9/1/54(b)	262,667
235,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(b)	209,339
109,449	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(b)	1,839
55,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(b)	54,403
39,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(b)	39,012
60,000	DISH DBS Corp., Company Guaranteed Notes, 5.125% due 6/1/29	50,782
95,000	DISH DBS Corp., Senior Secured Notes, 5.750% due 12/1/28(b)	91,802
85,000	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29	93,713
20,000	Embarq LLC, Senior Unsecured Notes, 7.995% due 6/1/36	7,906
333,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	330,780
20,000	Getty Images Inc., Senior Secured Notes, 10.500% due 11/15/30(b)	20,435
45,000	Gray Media Inc., Secured Notes, 9.625% due 7/15/32(b)	46,638
45,000	Gray Media Inc., Senior Secured Notes, 7.250% due 8/15/33(b)	45,078

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - (continued)
$20,000	iHeartCommunications Inc., Senior Secured Notes, 9.125% due 5/1/29(b)	$18,506
200,000	ION Platform Finance US Inc./ION Platform Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(b)(d)	186,352
90,000	Lamar Media Corp., Company Guaranteed Notes, 5.375% due 11/1/33(b)	90,098
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(b)	35,341
65,000	Level 3 Financing Inc., Secured Notes, 4.500% due 4/1/30(b)	59,881
90,000	Level 3 Financing Inc., Senior Secured Notes, 6.875% due 6/30/33(b)	91,655
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(b)	149,776
	McGraw-Hill Education Inc., Senior Secured Notes:
60,000	5.750% due 8/1/28(b)	60,049
50,000	7.375% due 9/1/31(b)	51,846
	Meta Platforms Inc., Senior Unsecured Notes:
570,000	5.500% due 11/15/45	570,186
257,000	5.600% due 5/15/53	256,005
335,000	5.550% due 8/15/64	324,063
405,000	5.750% due 11/15/65	403,282
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	180,541
126,000	Motorola Solutions Inc., Senior Unsecured Notes, 5.200% due 8/15/32	130,163
65,000	Neptune Bidco US Inc., Senior Secured Notes, 10.375% due 5/15/31(b)	65,717
	Netflix Inc., Senior Unsecured Notes:
117,000	5.375% due 11/15/29(b)	122,623
98,000	5.400% due 8/15/54	97,489
	NTT Finance Corp., Senior Unsecured Notes:
200,000	4.876% due 7/16/30(b)	204,323
1,080,000	5.171% due 7/16/32(b)	1,113,697
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(b)	58,287
	Paramount Global, Company Guaranteed Notes:
85,000	4.950% due 1/15/31	83,872
10,000	4.200% due 5/19/32	9,313
340,000	4.375% due 3/15/43	255,858
265,000	5.850% due 9/1/43	238,370
20,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Secured Notes, 4.500% due 9/15/26(b)	18,050
125,000	Sirius XM Radio LLC, Company Guaranteed Notes, 5.500% due 7/1/29(b)	125,643
151,000	TELUS Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 2.709%) due 10/15/55(c)	157,626
	T-Mobile USA Inc., Company Guaranteed Notes:
295,000	3.875% due 4/15/30	290,586
580,000	2.550% due 2/15/31	531,378
2,001,000	2.875% due 2/15/31	1,863,723
35,000	5.125% due 5/15/32	36,233
90,000	5.050% due 7/15/33	92,404
20,000	5.750% due 1/15/34	21,336
235,000	4.700% due 1/15/35	233,109
381,000	5.500% due 1/15/55	368,261
	Uber Technologies Inc., Senior Unsecured Notes:
294,000	4.800% due 9/15/34	295,646
640,000	4.800% due 9/15/35	639,710
90,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(b)	93,105
187,000	VeriSign Inc., Senior Unsecured Notes, 5.250% due 6/1/32	192,251
	Verizon Communications Inc., Senior Unsecured Notes:
3,376,000	1.750% due 1/20/31	2,978,084
190,000	5.750% due 11/30/45	191,645
130,000	5.875% due 11/30/55	131,209
150,000	Videotron Ltd., Company Guaranteed Notes, 5.700% due 1/15/35(b)	154,508
	Wayfair LLC, Senior Secured Notes:
50,000	7.250% due 10/31/29(b)	52,012
60,000	6.750% due 11/15/32(b)	61,221

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - (continued)
$40,000	Windstream Services LLC, Senior Secured Notes, 7.500% due 10/15/33(b)	$40,707
65,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(b)	67,486
40,000	WULF Compute LLC, Senior Secured Notes, 7.750% due 10/15/30(b)	41,357
	Total Communications	29,774,915
Consumer Cyclical - 0.4%
90,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(b)	90,067
95,000	Acushnet Co., Company Guaranteed Notes, 5.625% due 12/1/33(b)	95,738
25,000	Advance Auto Parts Inc., Company Guaranteed Notes, 7.375% due 8/1/33(b)	25,468
30,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(b)	26,958
60,000	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(b)	62,679
	American Axle & Manufacturing Inc., Company Guaranteed Notes:
60,000	5.000% due 10/1/29	57,505
35,000	7.750% due 10/15/33(b)	35,348
40,000	American Axle & Manufacturing Inc., Senior Secured Notes, 6.375% due 10/15/32(b)	40,245
60,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(b)	56,801
	AutoZone Inc., Senior Unsecured Notes:
150,000	5.125% due 6/15/30	155,263
100,000	6.550% due 11/1/33	111,863
40,000	5.400% due 7/15/34	41,668
85,000	Caesars Entertainment Inc., Company Guaranteed Notes, 6.000% due 10/15/32(b)	81,093
	Carnival Corp., Company Guaranteed Notes:
53,000	5.125% due 5/1/29(b)	53,443
45,000	5.750% due 8/1/32(b)	46,130
54,000	6.125% due 2/15/33(b)	55,625
100,000	Clarios Global LP/Clarios US Finance Co., Company Guaranteed Notes, 6.750% due 9/15/32(b)	102,858
	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes:
140,000	6.750% due 5/15/28(b)	143,613
90,000	6.750% due 2/15/30(b)	93,553
50,000	Cougar JV Subsidiary LLC, Senior Unsecured Notes, 8.000% due 5/15/32(b)	53,402
45,000	Dana Inc., Senior Unsecured Notes, 5.375% due 11/15/27	45,089
55,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(b)	54,478
45,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(b)	37,884
40,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(b)	37,306
40,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(b)	34,600
70,000	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(b)	72,948
110,000	Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	111,692
55,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	51,964
70,000	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(b)	71,910
251,000	Hyundai Capital America, Senior Unsecured Notes, 5.300% due 1/8/29(b)	257,681
200,000	InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	194,295
80,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(b)	80,115
30,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(b)	29,632
40,000	K Hovnanian Enterprises Inc., Company Guaranteed Notes, 8.000% due 4/1/31(b)	41,162
20,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(b)	17,890
30,000	LBM Acquisition LLC, Senior Secured Notes, 9.500% due 6/15/31(b)	30,922
105,000	Life Time Inc., Senior Secured Notes, 6.000% due 11/15/31(b)	107,077
	Light & Wonder International Inc., Company Guaranteed Notes:
65,000	7.250% due 11/15/29(b)	66,758
60,000	6.250% due 10/1/33(b)	60,369
60,000	Lindblad Expeditions LLC, Senior Secured Notes, 7.000% due 9/15/30(b)	61,535
77,000	Lowe's Cos., Inc., Senior Unsecured Notes, 5.625% due 4/15/53	76,179
	Marriott International Inc., Senior Unsecured Notes:
155,000	4.500% due 10/15/31	155,815
282,000	5.350% due 3/15/35	291,934

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - (continued)
$80,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(b)	$77,613
62,000	Mattel Inc., Senior Unsecured Notes, 5.000% due 11/17/30	62,557
	McDonald's Corp., Senior Unsecured Notes:
350,000	5.000% due 2/13/36	355,511
250,000	3.625% due 9/1/49	187,465
148,000	5.450% due 8/14/53	146,697
45,000	Michaels Cos., Inc., Senior Secured Notes, 5.250% due 5/1/28(b)	42,402
100,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(b)	97,665
	NCL Corp., Ltd, Senior Unsecured Notes:
30,000	5.875% due 1/15/31(b)	29,605
30,000	6.250% due 9/15/33(b)	29,641
55,000	Newell Brands Inc., Senior Unsecured Notes, 6.375% due 5/15/30	52,854
45,000	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 5.625% due 9/29/28(b)	44,886
130,000	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(b)	127,497
	O'Reilly Automotive Inc., Senior Unsecured Notes:
68,000	5.750% due 11/20/26	69,049
89,000	4.700% due 6/15/32	90,038
177,000	5.000% due 8/19/34	179,385
55,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(b)	50,872
30,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(b)	15,953
40,000	Qnity Electronics Inc., Company Guaranteed Notes, 6.250% due 8/15/33(b)	41,453
35,000	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(b)	36,551
145,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Senior Secured Notes, 6.625% due 2/1/33(b)	146,920
50,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes, 6.250% due 10/15/30(b)	50,761
	Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
77,000	5.375% due 7/15/27(b)	77,594
66,000	5.375% due 1/15/36	66,719
	Sabre GLBL Inc., Senior Secured Notes:
12,000	8.625% due 6/1/27(b)	12,142
37,000	10.750% due 11/15/29(b)	32,561
15,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 7.250% due 5/15/31(b)	14,303
60,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(b)	58,970
20,000	Starz Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(b)	15,382
55,000	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(b)	56,327
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(b)	62,391
20,000	SWF Holdings I Corp., Senior Unsecured Notes, 6.500% due 10/1/29(b)	7,000
	Tapestry Inc., Senior Unsecured Notes:
150,000	5.100% due 3/11/30	153,978
110,000	5.500% due 3/11/35	112,765
100,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 11/15/32(b)	103,072
45,000	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(b)	46,778
125,000	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 8.750% due 9/15/29(b)	132,351
180,000	Viking Cruises Ltd., Senior Unsecured Notes, 5.875% due 10/15/33(b)	182,918
50,000	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(b)	52,983
	Warnermedia Holdings Inc., Company Guaranteed Notes:
75,000	4.054% due 3/15/29	72,749
35,000	4.279% due 3/15/32	31,981
55,000	5.050% due 3/15/42	43,993
45,000	Whirlpool Corp., Senior Unsecured Notes, 6.500% due 6/15/33	44,718
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(b)	152,545
	Total Consumer Cyclical	6,888,150

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 1.9%
$200,000	1261229 BC Ltd., Senior Secured Notes, 10.000% due 4/15/32(b)	$206,763
154,000	AbbVie Inc., Senior Unsecured Notes, 5.500% due 3/15/64	153,495
229,500	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(b)	209,954
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.100% due 2/2/31	176,691
35,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(b)	33,987
159,000	Agilent Technologies Inc., Senior Unsecured Notes, 4.750% due 9/9/34	159,739
140,000	Allied Universal Holdco LLC, Senior Secured Notes, 7.875% due 2/15/31(b)	147,400
221,000	Amgen Inc., Senior Unsecured Notes, 5.750% due 3/2/63	221,415
490,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.900% due 2/1/46	461,493
179,000	Bacardi Ltd./Bacardi-Martini BV, Senior Unsecured Notes, 5.400% due 6/15/33(b)	181,692
155,000	Bacardi-Martini BV, Senior Unsecured Notes, 6.000% due 2/1/35(b)	161,979
	BAT Capital Corp., Company Guaranteed Notes:
160,000	5.834% due 2/20/31	170,041
443,000	5.625% due 8/15/35	464,487
176,000	4.540% due 8/15/47	148,484
170,000	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(b)	177,225
20,000	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(b)	19,915
35,000	Bausch Health Cos., Inc., Company Guaranteed Notes, 5.250% due 1/30/30(b)	25,725
60,000	Bausch Health Cos., Inc., Senior Secured Notes, 4.875% due 6/1/28(b)	54,300
302,000	Biogen Inc., Senior Unsecured Notes, 5.050% due 1/15/31	312,508
331,000	Block Financial LLC, Company Guaranteed Notes, 5.375% due 9/15/32	335,545
176,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.650% due 9/17/34	174,157
70,000	Campbell's Co., Senior Unsecured Notes, 5.400% due 3/21/34	72,132
	Cardinal Health Inc., Senior Unsecured Notes:
445,000	5.000% due 11/15/29	457,907
645,000	4.500% due 9/15/30	651,668
328,000	4.900% due 9/15/45	300,212
300,000	Cencosud SA, Company Guaranteed Notes, 4.375% due 7/17/27	300,010
	Centene Corp., Senior Unsecured Notes:
105,000	2.500% due 3/1/31	90,525
305,000	2.625% due 8/1/31	261,343
35,000	CHS/Community Health Systems Inc., Secured Notes, 6.875% due 4/15/29(b)	31,588
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(b)	69,994
45,000	4.750% due 2/15/31(b)	40,259
310,000	Cigna Group, Senior Unsecured Notes, 4.875% due 9/15/32	315,360
55,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(b)	51,981
	CVS Health Corp., Senior Unsecured Notes:
135,000	3.250% due 8/15/29	130,384
30,000	3.750% due 4/1/30	29,298
60,000	1.750% due 8/21/30	53,355
165,000	1.875% due 2/28/31	145,117
220,000	2.125% due 9/15/31	193,496
255,000	5.450% due 9/15/35	263,213
60,000	Dcli Bidco LLC, 2nd Mortgage Notes, 7.750% due 11/15/29(b)	58,994
	Element Fleet Management Corp., Senior Unsecured Notes:
154,000	5.037% due 3/25/30(b)	157,792
445,000	4.641% due 11/24/30(b)	447,304
288,000	Elevance Health Inc., Senior Unsecured Notes, 5.125% due 2/15/53	263,906
	Eli Lilly & Co., Senior Unsecured Notes:
645,000	4.550% due 10/15/32	657,639
145,000	5.500% due 2/12/55	148,927
160,900	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	169,267
148,000	Flowers Foods Inc., Senior Unsecured Notes, 5.750% due 3/15/35	149,509
80,000	Garda World Security Corp., Senior Secured Notes, 6.500% due 1/15/31(b)	82,134
90,000	Garda World Security Corp., Senior Unsecured Notes, 8.250% due 8/1/32(b)	92,000

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - (continued)
	GE HealthCare Technologies Inc., Senior Unsecured Notes:
$152,000	4.800% due 1/15/31	$155,079
225,000	5.905% due 11/22/32	243,079
220,000	5.500% due 6/15/35	229,758
76,000	Global Payments Inc., Senior Unsecured Notes, 5.550% due 11/15/35	75,938
145,000	Graham Holdings Co., Company Guaranteed Notes, 5.625% due 12/1/33(b)	145,170
50,000	Herc Holdings Inc., Company Guaranteed Notes, 7.000% due 6/15/30(b)	52,487
	Humana Inc., Senior Unsecured Notes:
410,000	5.375% due 4/15/31	424,189
270,000	5.550% due 5/1/35	277,105
126,000	Illumina Inc., Senior Unsecured Notes, 4.750% due 12/12/30	126,677
60,000	IQVIA Inc., Company Guaranteed Notes, 6.250% due 6/1/32(b)	62,758
94,000	IQVIA Inc., Senior Secured Notes, 6.250% due 2/1/29	99,094
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Company Guaranteed Notes:
233,000	3.750% due 12/1/31	221,391
190,000	5.750% due 4/1/33	199,119
305,000	6.750% due 3/15/34	338,519
115,000	7.250% due 11/15/53	130,917
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings Inc./JBS USA Food Co., Company Guaranteed Notes:
405,000	5.500% due 1/15/36(b)	414,559
55,000	6.250% due 3/1/56(b)	55,732
560,000	6.375% due 4/15/66(b)	569,837
	Kenvue Inc., Senior Unsecured Notes:
410,000	4.850% due 5/22/32	420,437
155,000	5.050% due 3/22/53	143,974
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
155,000	3.950% due 4/15/29	153,148
215,000	4.600% due 5/15/30	216,009
471,000	2.250% due 3/15/31	419,890
105,000	5.200% due 3/15/31	107,677
235,000	4.050% due 4/15/32	226,412
259,000	5.300% due 3/15/34	264,505
535,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 5.200% due 3/15/32	552,418
154,000	Kroger Co., Senior Unsecured Notes, 5.650% due 9/15/64	150,112
	Laboratory Corp. of America Holdings, Company Guaranteed Notes:
230,000	4.550% due 4/1/32	230,496
307,000	4.800% due 10/1/34	305,855
45,000	LifePoint Health Inc., Senior Unsecured Notes, 10.000% due 6/1/32(b)	47,564
	Mars Inc., Senior Unsecured Notes:
205,000	4.600% due 3/1/28(b)	207,644
825,000	5.000% due 3/1/32(b)	852,610
2,700,000	5.200% due 3/1/35(b)	2,793,466
925,000	5.650% due 5/1/45(b)	946,488
154,000	5.700% due 5/1/55(b)	156,979
105,000	5.800% due 5/1/65(b)	107,817
35,000	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(b)	34,700
105,000	Medline Borrower LP, Company Guaranteed Notes, 5.250% due 10/1/29(b)	105,245
191,000	Merck & Co., Inc., Company Guaranteed Notes, 5.700% due 9/15/55	197,887
	Philip Morris International Inc., Senior Unsecured Notes:
480,000	4.375% due 11/1/27	484,215
220,000	5.125% due 2/15/30	227,986
310,000	5.125% due 2/13/31	322,254
180,000	4.750% due 11/1/31	184,034
504,000	5.375% due 2/15/33	528,280
140,000	5.250% due 2/13/34	145,375

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - (continued)
$85,000	Post Holdings Inc., Company Guaranteed Notes, 6.375% due 3/1/33(b)	$86,034
85,000	Primo Water Holdings Inc./Triton Water Holdings Inc., Company Guaranteed Notes, 6.250% due 4/1/29(b)	85,498
202,630	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	206,893
227,000	Quanta Services Inc., Senior Unsecured Notes, 5.250% due 8/9/34	234,821
143,000	Quest Diagnostics Inc., Senior Unsecured Notes, 5.000% due 12/15/34	145,732
30,188	Radiology Partners Inc., Secured Notes, 9.781% due 2/15/30(b)(e)	29,207
75,000	Radiology Partners Inc., Senior Secured Notes, 8.500% due 7/15/32(b)	77,906
157,000	Rollins Inc., Company Guaranteed Notes, 5.250% due 2/24/35	160,938
	Royalty Pharma PLC, Company Guaranteed Notes:
910,000	5.200% due 9/25/35	919,967
94,000	5.950% due 9/25/55	94,908
293,333	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	219,094
50,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(b)(f)	49,647
54,000	Solventum Corp., Company Guaranteed Notes, 5.400% due 3/1/29	55,845
	Tenet Healthcare Corp., Senior Secured Notes:
120,000	6.125% due 6/15/30	122,657
15,000	5.500% due 11/15/32(b)	15,238
15,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.000% due 11/15/33(b)	15,488
810,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.473% due 10/7/32	816,144
157,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	141,795
295,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(b)	295,185
30,000	United Rentals North America Inc., Senior Unsecured Notes, 5.375% due 11/15/33(b)	30,069
	UnitedHealth Group Inc., Senior Unsecured Notes:
35,000	5.300% due 2/15/30	36,585
145,000	5.300% due 6/15/35	151,106
135,000	3.500% due 8/15/39	113,994
80,000	2.750% due 5/15/40	60,724
50,000	3.700% due 8/15/49	37,879
385,000	5.375% due 4/15/54	371,914
85,000	4.950% due 5/15/62	74,944
100,000	6.050% due 2/15/63	104,628
45,000	5.750% due 7/15/64	45,110
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(b)	43,941
145,000	US Foods Inc., Company Guaranteed Notes, 5.750% due 4/15/33(b)	147,610
148,000	Verisk Analytics Inc., Senior Unsecured Notes, 5.250% due 6/5/34	152,548
50,000	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(b)	53,737
111,000	VSP Optical Group Inc., Company Guaranteed Notes, 5.450% due 12/1/35(b)	112,692
40,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(b)	41,656
80,000	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(b)	84,298
141,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 5.200% due 9/15/34	145,045
	Zoetis Inc., Senior Unsecured Notes:
154,000	4.150% due 8/17/28	154,947
62,000	4.700% due 2/1/43	57,643
	Total Consumer Non-cyclical	29,831,261
Energy - 2.7%
164,250	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	139,525
105,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 7.500% due 10/1/29(b)	109,717
	Aker BP ASA, Senior Unsecured Notes:
150,000	4.000% due 1/15/31(b)	144,887
150,000	5.250% due 10/30/35(b)	148,118
530,000	5.800% due 10/1/54(b)	490,673
	AL Candelaria -spain- SA, Senior Secured Notes:
162,500	7.500% due 12/15/28	164,328
250,000	5.750% due 6/15/33(b)	224,000

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
$105,000	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.625% due 9/1/32(b)	$108,121
	BP Capital Markets America Inc., Company Guaranteed Notes:
2,790,000	4.812% due 2/13/33	2,839,008
2,690,000	4.893% due 9/11/33	2,754,356
200,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	199,956
90,000	Buckeye Partners LP, Senior Unsecured Notes, 6.875% due 7/1/29(b)	93,749
262,000	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	262,001
	Cheniere Energy Partners LP, Company Guaranteed Notes:
152,000	4.000% due 3/1/31	147,664
485,000	5.550% due 10/30/35(b)	498,972
	Chord Energy Corp., Company Guaranteed Notes:
35,000	6.000% due 10/1/30(b)	35,290
60,000	6.750% due 3/15/33(b)	61,935
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(b)	119,891
70,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(b)	70,263
92,000	Colonial Enterprises Inc., Company Guaranteed Notes, 5.627% due 11/15/35(b)	93,192
	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes:
120,000	5.097% due 10/1/31(b)	122,358
160,000	5.681% due 1/15/34(b)	166,203
80,000	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes, 6.036% due 11/15/33(b)	85,908
	ConocoPhillips Co., Company Guaranteed Notes:
371,000	3.800% due 3/15/52	278,757
85,000	5.300% due 5/15/53	80,917
50,000	5.550% due 3/15/54	49,092
245,000	4.025% due 3/15/62	182,702
150,000	5.700% due 9/15/63	149,223
20,000	5.650% due 1/15/65	19,713
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(g)	300,750
349,000	Coterra Energy Inc., Senior Unsecured Notes, 5.600% due 3/15/34	361,532
	Diamondback Energy Inc., Company Guaranteed Notes:
65,000	6.250% due 3/15/53	66,727
45,000	5.750% due 4/18/54	43,385
75,000	5.900% due 4/18/64	72,391
	DT Midstream Inc., Company Guaranteed Notes:
77,000	4.125% due 6/15/29(b)	75,595
260,000	5.800% due 12/15/34(b)	271,017
156,000	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 5.650% due 10/15/54	153,756
300,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	218,170
	Energy Transfer LP, Senior Unsecured Notes:
100,000	6.400% due 12/1/30	108,557
3,354,000	4.900% due 3/15/35	3,289,366
330,000	5.700% due 4/1/35	343,188
1,683,000	5.950% due 10/1/43	1,663,509
110,000	5.000% due 5/15/50	93,536
365,000	ENI SpA, Senior Unsecured Notes, 5.500% due 5/15/34(b)	378,304
	Enterprise Products Operating LLC, Company Guaranteed Notes:
260,000	4.600% due 1/15/31	263,804
205,000	5.200% due 1/15/36	210,343
70,000	3.300% due 2/15/53	47,897
149,000	5.550% due 2/16/55	147,530
	EOG Resources Inc., Senior Unsecured Notes:
25,000	4.400% due 1/15/31	25,121
215,000	5.000% due 7/15/32	220,756
275,000	5.350% due 1/15/36	285,252
130,000	5.650% due 12/1/54	130,027

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
$210,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	$163,123
	Expand Energy Corp., Company Guaranteed Notes:
55,000	6.750% due 4/15/29(b)	55,400
77,000	4.750% due 2/1/32	76,151
64,000	Florida Gas Transmission Co. LLC, Senior Unsecured Notes, 5.750% due 7/15/35(b)	67,012
94,160	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	94,273
105,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(b)	108,391
92,000	Gulfstream Natural Gas System LLC, Senior Unsecured Notes, 5.600% due 7/23/35(b)	94,809
100,000	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(b)	103,913
203,000	Hess Corp., Senior Unsecured Notes, 7.125% due 3/15/33	237,215
40,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 7.250% due 2/15/35(b)	38,051
69,000	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	78,496
	Kodiak Gas Services LLC, Company Guaranteed Notes:
125,000	7.250% due 2/15/29(b)	130,327
25,000	6.500% due 10/1/33(b)	25,501
25,000	6.750% due 10/1/35(b)	25,687
90,000	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(b)	91,401
	MPLX LP, Senior Unsecured Notes:
535,000	4.800% due 2/15/31	541,844
2,995,000	5.000% due 1/15/33	3,022,540
410,000	5.500% due 6/1/34	420,825
150,000	5.400% due 9/15/35	151,795
	Nabors Industries Inc., Company Guaranteed Notes:
50,000	9.125% due 1/31/30(b)	52,422
65,000	7.625% due 11/15/32(b)	63,025
30,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(b)	30,862
162,000	NGPL PipeCo LLC, Senior Unsecured Notes, 3.250% due 7/15/31(b)	148,873
4,720,000	Occidental Petroleum Corp., Senior Unsecured Notes, 7.150% due 5/15/28	5,075,463
	ONEOK Inc., Company Guaranteed Notes:
305,000	4.750% due 10/15/31	306,415
125,000	6.050% due 9/1/33	133,515
640,000	5.050% due 11/1/34	636,749
375,000	5.400% due 10/15/35	380,339
40,000	6.625% due 9/1/53	42,279
200,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	199,216
25,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	24,730
135,000	Permian Resources Operating LLC, Company Guaranteed Notes, 6.250% due 2/1/33(b)	138,365
200,000	Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	198,750
150,020	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	144,573
100,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.125% due 9/10/30	98,845
150,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	122,062
185,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 5.600% due 1/15/36	187,969
200,000	Raizen Fuels Finance SA, Company Guaranteed Notes, 6.700% due 2/25/37	171,500
65,000	SM Energy Co., Senior Unsecured Notes, 7.000% due 8/1/32(b)	63,596
41,000	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 5.450% due 8/1/35(b)	41,957
55,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(b)	50,322
55,000	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	55,087
25,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.750% due 3/15/34(b)	25,030
65,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Unsecured Notes, 7.375% due 2/15/29(b)	67,445
	Targa Resources Corp., Company Guaranteed Notes:
130,000	6.500% due 3/30/34	142,846
375,000	5.550% due 8/15/35	385,363

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
$175,000	5.650% due 2/15/36	$180,839
320,000	5.400% due 7/30/36	322,843
380,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	362,925
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(b)	5,922,828
	TotalEnergies Capital SA, Company Guaranteed Notes:
345,000	5.638% due 4/5/64	343,466
150,000	5.425% due 9/10/64	144,340
20,000	Transocean International Ltd., Senior Secured Notes, 7.875% due 10/15/32(b)	20,848
200,000	Var Energi ASA, Senior Unsecured Notes, 5.875% due 5/22/30(b)	208,450
415,000	Variable Energi ASA, Senior Unsecured Notes, 6.500% due 5/22/35(b)	441,922
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(b)	97,306
50,000	8.375% due 6/1/31(b)	50,123
30,000	9.875% due 2/1/32(b)	31,234
	Venture Global Plaquemines LNG LLC, Senior Secured Notes:
15,000	7.500% due 5/1/33(b)	16,345
50,000	6.500% due 1/15/34(b)	51,715
109,000	Viper Energy Partners LLC, Company Guaranteed Notes, 4.900% due 8/1/30	110,364
45,000	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(b)	43,610
80,000	WBI Operating LLC, Senior Unsecured Notes, 6.500% due 10/15/33(b)	79,961
90,000	Weatherford International Ltd., Company Guaranteed Notes, 6.750% due 10/15/33(b)	92,113
	Whistler Pipeline LLC, Senior Unsecured Notes:
106,000	5.700% due 9/30/31(b)	110,245
162,000	5.950% due 9/30/34(b)	168,193
	Total Energy	41,925,054
Financial - 6.6%
75,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 6.750% due 7/1/32(b)	76,821
35,000	Acrisure LLC/Acrisure Finance Inc., Senior Unsecured Notes, 6.000% due 8/1/29(b)	34,375
102,000	Agree LP, Company Guaranteed Notes, 5.625% due 6/15/34	107,171
65,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(b)	66,866
100,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(b)	100,325
	American Express Co., Senior Unsecured Notes:
440,000	5.085% (SOFRRATE + 1.020%) due 1/30/31(c)	455,021
741,000	5.016% (SOFRRATE + 1.440%) due 4/25/31(c)	765,776
205,000	American Homes 4 Rent LP, Senior Unsecured Notes, 5.500% due 2/1/34	212,467
	American Tower Corp., Senior Unsecured Notes:
1,680,000	3.950% due 3/15/29	1,665,992
2,618,000	2.100% due 6/15/30	2,378,636
54,000	3.700% due 10/15/49	40,531
435,000	Ameriprise Financial Inc., Senior Unsecured Notes, 5.200% due 4/15/35	446,455
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(b)	97,532
50,000	Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Secured Notes, 7.000% due 4/15/30(b)	50,212
35,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(b)	32,620
85,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Senior Unsecured Notes, 7.875% due 11/1/29(b)	85,714
	Ares Strategic Income Fund, Senior Unsecured Notes:
300,000	5.800% due 9/9/30(b)	303,211
420,000	5.150% due 1/15/31(b)	412,834
84,000	Arthur J Gallagher & Co., Senior Unsecured Notes, 4.850% due 12/15/29	85,841
	Athene Global Funding, Secured Notes:
445,000	4.721% due 10/8/29(b)	445,123
86,000	5.033% due 7/17/30(b)	87,027
370,000	2.646% due 10/4/31(b)	327,292

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
$98,000	Aviation Capital Group LLC, Senior Unsecured Notes, 5.375% due 7/15/29(b)	$100,608
254,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.750% due 3/1/29(b)	263,199
	Azorra Finance Ltd., Company Guaranteed Notes:
55,000	7.750% due 4/15/30(b)	58,060
70,000	7.250% due 1/15/31(b)	73,067
200,000	Banco Davivienda SA, Subordinated Notes, 8.125% (5-Year CMT Index + 4.588%) due 7/2/35(b)(c)	206,000
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	200,755
450,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)	443,548
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(c)	298,485
76,000	Bank of America Corp., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.684%)(c)(g)	78,815
	Bank of America Corp., Senior Unsecured Notes:
100,000	3.974% (3-Month TSFR + 1.472%) due 2/7/30(c)	99,563
685,000	2.592% (SOFRRATE + 2.150%) due 4/29/31(c)	640,456
4,925,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(c)	4,417,481
2,615,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(c)	2,407,527
335,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(c)	307,940
110,000	5.468% (SOFRRATE + 1.650%) due 1/23/35(c)	115,692
	Bank of America Corp., Subordinated Notes:
390,000	5.518% (SOFRRATE + 1.738%) due 10/25/35(c)	402,933
129,000	5.744% (SOFRRATE + 1.697%) due 2/12/36(c)	135,587
335,000	2.482% (5-Year CMT Index + 1.200%) due 9/21/36(c)	294,880
	Bank of New York Mellon Corp., Senior Unsecured Notes:
357,000	5.060% (SOFRRATE + 1.230%) due 7/22/32(c)	371,071
100,000	5.188% (SOFRRATE + 1.418%) due 3/14/35(c)	103,783
5,000,000	Barclays PLC, Senior Unsecured Notes, 4.972% (3-Month USD-SOFR + 1.902%) due 5/16/29(c)	5,086,276
600,000	Blackstone Secured Lending Fund, Senior Unsecured Notes, 5.125% due 1/31/31	594,219
375,000	BNP Paribas SA, Subordinated Notes, 5.906% (SOFRRATE + 1.920%) due 11/19/35(b)(c)	392,238
	BPCE SA, Senior Non-Preferred Notes:
250,000	4.625% due 9/12/28(b)	252,603
550,000	5.876% (SOFRRATE + 1.680%) due 1/14/31(b)(c)	575,980
385,000	5.389% (SOFRRATE + 1.581%) due 5/28/31(b)(c)	396,843
470,000	BPCE SA, Subordinated Notes, 6.508% (SOFRRATE + 2.791%) due 1/18/35(b)(c)	502,770
65,000	Brown & Brown Inc., Senior Unsecured Notes, 6.250% due 6/23/55	68,099
151,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.245% (SOFRRATE + 1.105%) due 1/13/31(c)	156,480
	Capital One Financial Corp., Senior Unsecured Notes:
325,000	4.493% (SOFRRATE + 1.250%) due 9/11/31(c)	324,792
495,000	7.624% (SOFRRATE + 3.070%) due 10/30/31(c)	560,121
240,000	Capital One Financial Corp., Subordinated Notes, 6.183% (SOFRRATE + 2.036%) due 1/30/36(c)	251,743
280,000	Citibank NA, Senior Unsecured Notes, 4.914% due 5/29/30	288,783
78,000	Citigroup Inc., Junior Subordinated Notes, 6.875% (5-Year CMT Index + 2.890%)(c)(g)	79,836
	Citigroup Inc., Senior Unsecured Notes:
135,000	5.174% (SOFRRATE + 1.364%) due 2/13/30(c)	138,877
460,000	4.952% (SOFRRATE + 1.463%) due 5/7/31(c)	471,457
712,000	4.503% (SOFRRATE + 1.171%) due 9/11/31(c)	716,993
6,930,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(c)	6,221,573
73,000	Citigroup Inc., Subordinated Notes, 6.174% (SOFRRATE + 2.661%) due 5/25/34(c)	77,996
265,000	Citizens Financial Group Inc., Senior Unsecured Notes, 5.253% (SOFRRATE + 1.259%) due 3/5/31(c)	271,702
1,340,000	Credit Agricole SA, Senior Non-Preferred Notes, 5.222% (SOFRRATE + 1.460%) due 5/27/31(b)(c)	1,381,704

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
	Crown Castle Inc., Senior Unsecured Notes:
$110,000	4.800% due 9/1/28	$111,449
185,000	3.100% due 11/15/29	176,483
545,000	2.250% due 1/15/31	487,779
70,000	2.100% due 4/1/31	61,711
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(c)	198,463
	Equinix Inc., Senior Unsecured Notes:
151,000	3.900% due 4/15/32	145,585
266,000	2.950% due 9/15/51	170,501
575,000	Equitable America Global Funding, Secured Notes, 4.700% due 9/15/32(b)	572,334
180,000	Equitable Financial Life Global Funding, Secured Notes, 5.000% due 3/27/30(b)	184,512
27,000	Equitable Holdings Inc., Senior Unsecured Notes, 4.350% due 4/20/28	27,101
85,000	Essential Properties LP, Company Guaranteed Notes, 5.400% due 12/1/35	85,378
	Extra Space Storage LP, Company Guaranteed Notes:
77,000	4.950% due 1/15/33	77,930
140,000	5.400% due 2/1/34	144,324
199,000	First Industrial LP, Company Guaranteed Notes, 5.250% due 1/15/31	204,533
40,000	Freedom Mortgage Holdings LLC, Senior Unsecured Notes, 8.375% due 4/1/32(b)	42,017
370,000	GA Global Funding Trust, Secured Notes, 4.500% due 9/18/30(b)	365,295
105,000	GGAM Finance Ltd., Company Guaranteed Notes, 6.875% due 4/15/29(b)	108,951
285,000	Global Aircraft Leasing Co., Ltd., Senior Secured Notes, 8.750% due 9/1/27(b)	294,757
72,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.461%)(c)(g)	74,681
	Goldman Sachs Group Inc., Senior Unsecured Notes:
215,000	5.049% (SOFRRATE + 1.210%) due 7/23/30(c)	220,869
535,000	4.692% (SOFRRATE + 1.135%) due 10/23/30(c)	543,774
245,000	5.207% (SOFRRATE + 1.078%) due 1/28/31(c)	253,835
210,000	5.218% (SOFRRATE + 1.580%) due 4/23/31(c)	217,566
159,000	4.369% (SOFRRATE + 1.060%) due 10/21/31(c)	159,187
55,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(c)	50,303
148,000	5.330% (SOFRRATE + 1.550%) due 7/23/35(c)	153,593
136,000	Guardian Life Global Funding, Secured Notes, 4.798% due 4/28/30(b)	139,380
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(b)	65,066
	HSBC Holdings PLC, Senior Unsecured Notes:
430,000	5.130% (SOFRRATE + 1.290%) due 3/3/31(c)	441,893
400,000	5.240% (SOFRRATE + 1.570%) due 5/13/31(c)	413,587
200,000	2.848% (SOFRRATE + 2.387%) due 6/4/31(c)	187,339
205,000	4.619% (SOFRRATE + 1.190%) due 11/6/31(c)	206,333
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(b)	68,106
415,000	Intercontinental Exchange Inc., Senior Unsecured Notes, 2.650% due 9/15/40	312,134
80,000	Iron Mountain Inc., Company Guaranteed Notes, 7.000% due 2/15/29(b)	82,176
	JPMorgan Chase & Co., Senior Unsecured Notes:
555,000	4.505% (SOFRRATE + 0.860%) due 10/22/28(c)	560,038
340,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(c)	350,583
485,000	5.581% (SOFRRATE + 1.160%) due 4/22/30(c)	507,575
565,000	4.995% (SOFRRATE + 1.125%) due 7/22/30(c)	581,366
313,000	5.140% (SOFRRATE + 1.010%) due 1/24/31(c)	324,698
645,000	5.103% (SOFRRATE + 1.435%) due 4/22/31(c)	668,922
431,000	4.255% (SOFRRATE + 0.930%) due 10/22/31(c)	431,504
5,000,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(c)	4,526,659
1,975,000	5.336% (SOFRRATE + 1.620%) due 1/23/35(c)	2,066,115
273,000	5.294% (SOFRRATE + 1.460%) due 7/22/35(c)	284,634
75,000	4.946% (SOFRRATE + 1.340%) due 10/22/35(c)	76,413
318,000	JPMorgan Chase & Co., Subordinated Notes, 5.576% (SOFRRATE + 1.635%) due 7/23/36(c)	332,704
45,000	LFS Topco LLC, Senior Unsecured Notes, 8.750% due 7/15/30(b)	43,998
153,000	Lineage OP LP, Company Guaranteed Notes, 5.250% due 7/15/30(b)	155,282

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
	Macquarie Airfinance Holdings Ltd., Senior Unsecured Notes:
$80,000	5.200% due 3/27/28(b)	$81,436
79,000	5.150% due 3/17/30(b)	80,129
127,000	MetLife Inc., Subordinated Notes, 6.350% (5-Year CMT Index + 2.078%) due 3/15/55(c)	134,154
	Morgan Stanley, Senior Unsecured Notes:
35,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(c)	36,172
330,000	4.654% (SOFRRATE + 1.100%) due 10/18/30(c)	334,870
15,000	5.230% (SOFRRATE + 1.108%) due 1/15/31(c)	15,515
1,240,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(c)	1,164,984
159,000	4.356% (SOFRRATE + 1.074%) due 10/22/31(c)	159,171
3,485,000	5.831% (SOFRRATE + 1.580%) due 4/19/35(c)	3,737,958
3,055,000	5.320% (SOFRRATE + 1.555%) due 7/19/35(c)	3,172,745
	Morgan Stanley, Subordinated Notes:
74,000	5.948% (5-Year CMT Index + 2.430%) due 1/19/38(c)	78,209
146,000	5.942% (5-Year CMT Index + 1.800%) due 2/7/39(c)	154,112
50,000	Nassau Cos. of New York, Senior Unsecured Notes, 7.875% due 7/15/30(b)	48,718
	Navient Corp., Senior Unsecured Notes:
30,000	5.000% due 3/15/27	29,973
30,000	7.875% due 6/15/32	30,998
69,000	New York Life Insurance Co., Subordinated Notes, 6.750% due 11/15/39(b)	79,577
	Omega Healthcare Investors Inc., Company Guaranteed Notes:
83,000	3.375% due 2/1/31	77,488
88,000	3.250% due 4/15/33	78,462
	OneMain Finance Corp., Company Guaranteed Notes:
45,000	7.500% due 5/15/31	47,274
65,000	6.500% due 3/15/33	65,315
1,320,000	Ontario Teachers' Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(b)	1,189,581
200,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(c)	200,695
90,000	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(b)	93,061
75,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(b)	76,570
	PennyMac Financial Services Inc., Company Guaranteed Notes:
45,000	4.250% due 2/15/29(b)	43,981
80,000	7.875% due 12/15/29(b)	85,327
35,000	6.875% due 5/15/32(b)	36,538
152,000	Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 5.750% due 7/15/34	159,903
	PNC Financial Services Group Inc., Senior Unsecured Notes:
3,610,000	5.068% (SOFRRATE + 1.933%) due 1/24/34(c)	3,711,620
102,000	5.373% (SOFRRATE + 1.417%) due 7/21/36(c)	105,665
	Prologis Targeted US Logistics Fund LP, Company Guaranteed Notes:
135,000	4.250% due 1/15/31(b)	134,406
400,000	4.750% due 1/15/36(b)	393,391
95,000	Prudential Financial Inc., Senior Unsecured Notes, 5.200% due 3/14/35	97,926
	Realty Income Corp., Senior Unsecured Notes:
555,000	4.500% due 2/1/33	552,220
220,000	5.125% due 4/15/35	225,132
80,000	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 6.500% due 6/15/33(b)	83,133
45,000	Rocket Cos., Inc., Company Guaranteed Notes, 6.375% due 8/1/33(b)	47,123
	Royal Bank of Canada, Senior Unsecured Notes:
400,000	5.153% (SOFRRATE + 1.030%) due 2/4/31(c)	413,360
249,000	4.305% (SOFRRATE + 0.980%) due 11/3/31(c)	248,844
255,000	Sammons Financial Group Global Funding, Secured Notes, 4.950% due 6/12/30(b)	259,027
3,415,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(b)	3,328,499

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
	Service Properties Trust, Company Guaranteed Notes:
$25,000	5.500% due 12/15/27	$24,489
40,000	8.875% due 6/15/32	38,525
60,000	Service Properties Trust, Senior Secured Notes, zero coupon, due 9/30/27(b)	53,457
75,000	Starwood Property Trust Inc., Company Guaranteed Notes, 5.250% due 10/15/28(b)	75,513
	Starwood Property Trust Inc., Senior Unsecured Notes:
70,000	7.250% due 4/1/29(b)	74,185
35,000	6.000% due 4/15/30(b)	36,029
165,000	Sun Communities Operating LP, Company Guaranteed Notes, 2.700% due 7/15/31	150,472
	Synchrony Financial, Senior Unsecured Notes:
460,000	5.450% (SOFRRATE + 1.680%) due 3/6/31(c)	470,581
215,000	6.000% (SOFRRATE + 2.070%) due 7/29/36(c)	221,031
80,000	Toronto-Dominion Bank, Senior Unsecured Notes, 4.928% due 10/15/35	80,801
	Travelers Cos., Inc., Senior Unsecured Notes:
335,000	5.050% due 7/24/35	342,727
62,000	5.700% due 7/24/55	64,432
	Truist Financial Corp., Senior Unsecured Notes:
64,000	7.161% (SOFRRATE + 2.446%) due 10/30/29(c)	69,298
141,000	5.153% (SOFRRATE + 1.571%) due 8/5/32(c)	145,652
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(c)	3,365,037
	UBS Group AG, Senior Unsecured Notes:
3,400,000	3.091% (SOFRRATE + 1.730%) due 5/14/32(b)(c)	3,169,425
1,850,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(b)(c)	1,663,324
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,957,628
200,000	United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(c)	195,978
40,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Company Guaranteed Notes, 8.625% due 6/15/32(b)	38,355
1,145,000	US Bancorp, Senior Unsecured Notes, 4.839% (SOFRRATE + 1.600%) due 2/1/34(c)	1,159,855
305,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.625% due 12/1/29(b)	303,312
60,000	Walker & Dunlop Inc., Company Guaranteed Notes, 6.625% due 4/1/33(b)	61,670
	Wells Fargo & Co., Senior Unsecured Notes:
270,000	3.000% due 4/22/26	268,781
225,000	5.244% (SOFRRATE + 1.110%) due 1/24/31(c)	233,796
95,000	2.572% (3-Month TSFR + 1.262%) due 2/11/31(c)	88,953
580,000	5.150% (SOFRRATE + 1.500%) due 4/23/31(c)	600,674
735,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(c)	690,594
5,845,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(c)	6,127,362
95,000	6.491% (SOFRRATE + 2.060%) due 10/23/34(c)	106,234
325,000	4.892% (SOFRRATE + 1.340%) due 9/15/36(c)	327,793
45,000	5.013% (3-Month TSFR + 4.502%) due 4/4/51(c)	42,246
255,000	XHR LP, Company Guaranteed Notes, 6.625% due 5/15/30(b)	261,374
	Total Financial	102,670,638
Industrial - 1.0%
70,000	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(b)	72,653
226,000	Amphenol Corp., Senior Unsecured Notes, 5.300% due 11/15/55	220,157
65,000	Amrize Finance US LLC, Company Guaranteed Notes, 4.950% due 4/7/30(b)	66,686
158,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	161,905
15,000	Artera Services LLC, Senior Secured Notes, 8.500% due 2/15/31(b)	12,967
286,000	Avnet Inc., Senior Unsecured Notes, 6.250% due 3/15/28	296,768
385,000	BAE Systems PLC, Senior Unsecured Notes, 5.125% due 3/26/29(b)	397,321
332,969	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	273,101
	Boeing Co., Senior Unsecured Notes:
125,000	3.200% due 3/1/29	120,902
126,000	2.950% due 2/1/30	119,297
600,000	5.150% due 5/1/30	618,408
110,000	6.388% due 5/1/31	119,682

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - (continued)
$205,000	6.528% due 5/1/34	$227,956
445,000	5.705% due 5/1/40	457,166
70,000	7.008% due 5/1/64	80,158
	Builders FirstSource Inc., Company Guaranteed Notes:
65,000	6.375% due 3/1/34(b)	67,608
50,000	6.750% due 5/15/35(b)	52,735
139,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 5.500% due 3/15/55	139,597
65,000	Carlisle Cos., Inc., Senior Unsecured Notes, 5.550% due 9/15/40	66,083
165,000	CCL Industries Inc., Senior Unsecured Notes, 3.050% due 6/1/30(b)	156,061
200,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(c)(g)	199,245
95,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(b)	95,856
35,000	Cornerstone Building Brands Inc., Senior Secured Notes, 9.500% due 8/15/29(b)	28,104
158,000	CRH America Finance Inc., Company Guaranteed Notes, 4.400% due 2/9/31	158,357
	CSX Corp., Senior Unsecured Notes:
755,000	5.050% due 6/15/35	774,503
352,000	3.350% due 9/15/49	253,102
115,000	Danaos Corp., Company Guaranteed Notes, 6.875% due 10/15/32(b)	117,044
115,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(b)	119,181
30,000	Energizer Holdings Inc., Company Guaranteed Notes, 6.000% due 9/15/33(b)	28,319
79,000	Flex Ltd., Senior Unsecured Notes, 5.375% due 11/13/35	79,377
50,000	FTAI Aviation Investors LLC, Company Guaranteed Notes, 5.875% due 4/15/33(b)	50,625
	GATX Corp., Senior Unsecured Notes:
89,000	5.500% due 6/15/35	91,974
83,000	5.200% due 3/15/44	79,137
210,000	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(b)	215,937
55,000	Goat Holdco LLC, Senior Secured Notes, 6.750% due 2/1/32(b)	56,408
30,000	GrafTech Finance Inc., Secured Notes, 4.625% due 12/23/29(b)	22,088
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	115,140
90,000	Hubbell Inc., Senior Unsecured Notes, 4.800% due 11/15/35	90,119
155,000	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, Senior Secured Notes, 9.000% due 2/15/29(b)	163,138
264,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 5.900% due 3/1/33	279,088
228,723	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	237,448
153,000	Lockheed Martin Corp., Senior Unsecured Notes, 5.000% due 8/15/35	157,135
145,000	Madison IAQ LLC, Senior Unsecured Notes, 5.875% due 6/30/29(b)	143,400
147,000	MasTec Inc., Senior Unsecured Notes, 5.900% due 6/15/29	153,714
200,000	Mexico City Airport Trust, Senior Secured Notes, 3.875% due 4/30/28	195,652
105,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(b)	107,263
168,000	Molex Electronic Technologies LLC, Senior Unsecured Notes, 5.250% due 4/30/32(b)	172,885
146,464	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	143,989
	Northrop Grumman Corp., Senior Unsecured Notes:
120,000	4.650% due 7/15/30	122,361
260,000	5.150% due 5/1/40	261,460
95,000	4.030% due 10/15/47	77,907
257,000	5.200% due 6/1/54	245,696
138,000	Owens Corning, Senior Unsecured Notes, 5.700% due 6/15/34	145,671
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
35,000	5.750% due 5/24/26(b)	35,209
125,000	6.050% due 8/1/28(b)	130,526
300,000	5.250% due 2/1/30(b)	309,500
85,000	Quikrete Holdings Inc., Senior Unsecured Notes, 6.750% due 3/1/33(b)	88,505
	Republic Services Inc., Senior Unsecured Notes:
50,000	4.875% due 4/1/29	51,357
55,000	1.450% due 2/15/31	48,118
325,000	5.200% due 11/15/34	339,134
147,000	5.150% due 3/15/35	153,175

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - (continued)
$95,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(b)	$90,639
305,000	Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	239,120
73,000	Sonoco Products Co., Senior Unsecured Notes, 4.600% due 9/1/29	73,652
50,000	Standard Building Solutions Inc., Senior Unsecured Notes, 6.500% due 8/15/32(b)	51,582
30,000	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(b)	28,660
145,000	Textron Inc., Senior Unsecured Notes, 5.500% due 5/15/35	151,260
90,000	TransDigm Inc., Company Guaranteed Notes, 6.375% due 5/31/33(b)	92,250
	TransDigm Inc., Senior Secured Notes:
135,000	6.875% due 12/15/30(b)	140,735
5,000	6.250% due 1/31/34(b)	5,184
10,000	TransDigm Inc., Senior Subordinated Notes, 6.750% due 1/31/34(b)	10,448
40,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(b)	40,258
	Veralto Corp., Company Guaranteed Notes:
130,000	5.500% due 9/18/26	131,219
50,000	5.350% due 9/18/28	51,626
77,000	5.450% due 9/18/33	80,823
161,000	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(b)	159,605
127,000	Waste Connections Inc., Senior Unsecured Notes, 5.250% due 9/1/35	132,517
110,000	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 7.125% due 8/1/32(b)	114,949
35,000	WESCO Distribution Inc., Company Guaranteed Notes, 6.375% due 3/15/33(b)	36,605
	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes:
519,000	4.900% due 5/29/30	531,899
390,000	5.611% due 3/11/34	413,950
2,400,000	WRKCo Inc., Company Guaranteed Notes, 3.900% due 6/1/28	2,385,249
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(b)	177,838
200,000	Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(b)	209,766
	Total Industrial	15,413,892
Technology - 0.7%
40,000	Amentum Holdings Inc., Company Guaranteed Notes, 7.250% due 8/1/32(b)	41,986
385,000	Applied Materials Inc., Senior Unsecured Notes, 4.600% due 1/15/36	382,203
110,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(b)	109,246
96,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	98,533
390,000	Broadcom Inc., Company Guaranteed Notes, 3.500% due 2/15/41	324,102
	Broadcom Inc., Senior Unsecured Notes:
150,000	4.150% due 2/15/28	150,725
95,000	5.050% due 7/12/29	98,165
570,000	4.200% due 10/15/30	572,051
190,000	5.200% due 7/15/35	197,853
35,000	CACI International Inc., Company Guaranteed Notes, 6.375% due 6/15/33(b)	36,488
18,000	Castle US Holding Corp., Secured Notes, 10.000% due 6/30/31(b)	2,520
50,000	Cloud Software Group Inc., Secured Notes, 9.000% due 9/30/29(b)	51,577
	Cloud Software Group Inc., Senior Secured Notes:
65,000	6.500% due 3/31/29(b)	65,522
35,000	6.625% due 8/15/33(b)	34,938
55,000	CoreWeave Inc., Company Guaranteed Notes, 9.250% due 6/1/30(b)	50,743
72,000	Dell Inc., Senior Unsecured Notes, 6.500% due 4/15/38	78,476
95,000	Ellucian Holdings Inc., Senior Secured Notes, 6.500% due 12/1/29(b)	96,297
	Fiserv Inc., Senior Unsecured Notes:
157,000	4.550% due 2/15/31	155,829
126,000	5.450% due 3/15/34	128,194
1,110,000	Foundry JV Holdco LLC, Senior Secured Notes, 6.150% due 1/25/32(b)	1,186,180
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
307,000	5.000% due 10/15/34	305,465
430,000	5.600% due 10/15/54	402,453
	Intel Corp., Senior Unsecured Notes:
185,000	4.150% due 8/5/32	179,694
220,000	5.200% due 2/10/33	225,734
130,000	4.100% due 5/11/47	100,639

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology - (continued)
$370,000	3.734% due 12/8/47	$270,560
325,000	3.250% due 11/15/49	213,887
205,000	4.750% due 3/25/50	172,769
125,000	5.050% due 8/5/62	104,994
345,000	International Business Machines Corp., Senior Unsecured Notes, 4.800% due 2/10/30	354,305
285,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 4.100% due 10/15/41	226,314
279,000	Marvell Technology Inc., Senior Unsecured Notes, 5.950% due 9/15/33	299,172
25,000	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(b)	21,814
270,000	Micron Technology Inc., Senior Unsecured Notes, 5.650% due 11/1/32	284,183
72,000	NetApp Inc., Senior Unsecured Notes, 5.500% due 3/17/32	75,291
	NVIDIA Corp., Senior Unsecured Notes:
100,000	2.850% due 4/1/30	95,852
290,000	3.500% due 4/1/40	249,684
124,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.850% due 8/19/32	125,103
	Oracle Corp., Senior Unsecured Notes:
740,000	4.800% due 9/26/32	727,497
90,000	4.700% due 9/27/34	85,258
79,000	5.200% due 9/26/35	77,411
250,000	3.800% due 11/15/37	207,929
123,000	5.875% due 9/26/45	115,979
614,000	3.600% due 4/1/50	406,154
115,000	3.950% due 3/25/51	80,027
55,000	5.500% due 9/27/64	46,305
301,000	Paychex Inc., Senior Unsecured Notes, 5.350% due 4/15/32	313,033
102,000	Qorvo Inc., Company Guaranteed Notes, 3.375% due 4/1/31(b)	93,720
	QUALCOMM Inc., Senior Unsecured Notes:
250,000	4.750% due 5/20/32	257,010
70,000	4.800% due 5/20/45	65,258
93,000	Roper Technologies Inc., Senior Unsecured Notes, 4.250% due 9/15/28	93,437
105,000	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(b)	108,397
76,000	Workday Inc., Senior Unsecured Notes, 3.800% due 4/1/32	72,944
	Total Technology	10,319,900
Utilities - 2.9%
200,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	186,476
266,000	Adani Transmission Step-One Ltd., Senior Secured Notes, 4.250% due 5/21/36	239,274
81,000	AEP Texas Inc., Senior Unsecured Notes, 5.450% due 5/15/29	84,217
	Alabama Power Co., Senior Unsecured Notes:
485,000	4.300% due 3/15/31	486,357
30,000	5.100% due 4/2/35	30,812
225,000	3.450% due 10/1/49	164,046
66,000	Alliant Energy Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 2.077%) due 4/1/56(c)	65,757
	Arizona Public Service Co., Senior Unsecured Notes:
235,000	5.700% due 8/15/34	248,187
315,000	5.900% due 8/15/55	323,849
145,000	Baltimore Gas & Electric Co., Senior Unsecured Notes, 5.450% due 6/1/35	151,623
1,100,000	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 5.950% due 5/15/37	1,194,454
144,000	Black Hills Corp., Senior Unsecured Notes, 6.000% due 1/15/35	154,131
310,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(b)	309,775
198,982	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(b)	216,874
292,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	302,794
87,000	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 1.750% due 10/1/30	77,600
194,174	Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes, 5.672% due 10/20/35(b)	200,582
179,000	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	187,508
180,833	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(b)	162,750

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
$100,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29	$94,297
75,000	CMS Energy Corp., Junior Subordinated Notes, 6.500% (5-Year CMT Index + 1.961%) due 6/1/55(c)	77,634
200,000	Comision Federal de Electricidad, Company Guaranteed Notes, 6.450% due 1/24/35(b)	204,865
309,000	Commonwealth Edison Co., 1st Mortgage Notes, 5.950% due 6/1/55	328,057
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
290,000	3.200% due 12/1/51	197,099
185,000	5.500% due 3/15/55	183,270
215,000	5.750% due 11/15/55	219,895
92,000	Consumers Energy Co., 1st Mortgage Notes, 4.500% due 1/15/31	93,244
	Dominion Energy Inc., Senior Unsecured Notes:
3,025,000	3.375% due 4/1/30	2,921,166
285,000	5.000% due 6/15/30	293,569
204,000	DTE Energy Co., Senior Unsecured Notes, 5.850% due 6/1/34	218,402
380,000	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.300% due 2/15/40	389,752
	Duke Energy Corp., Senior Unsecured Notes:
705,000	2.550% due 6/15/31	642,592
85,000	5.450% due 6/15/34	89,054
570,000	4.950% due 9/15/35	569,726
173,000	5.000% due 8/15/52	156,094
263,000	5.800% due 6/15/54	266,236
100,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.550% due 3/15/54	99,989
	Duke Energy Progress LLC, 1st Mortgage Notes:
270,000	5.050% due 3/15/35	276,626
270,000	5.550% due 3/15/55	270,932
	Edison International, Senior Unsecured Notes:
210,000	6.250% due 3/15/30	219,504
76,000	5.250% due 3/15/32(f)	76,083
46,400	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	45,943
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	185,365
78,000	Entergy Arkansas LLC, 1st Mortgage Notes, 5.750% due 6/1/54	80,491
146,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(c)	153,549
107,000	Entergy Louisiana LLC, 1st Mortgage Notes, 4.750% due 9/15/52	95,341
158,000	Evergy Kansas Central Inc., 1st Mortgage Notes, 5.700% due 3/15/53	159,758
	Eversource Energy, Senior Unsecured Notes:
135,000	4.450% due 12/15/30	134,643
335,000	5.125% due 5/15/33	340,001
342,000	5.500% due 1/1/34	353,520
85,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	84,555
1,945,000	Florida Power & Light Co., 1st Mortgage Notes, 5.300% due 6/15/34	2,046,217
	Georgia Power Co., Senior Unsecured Notes:
275,000	4.000% due 10/1/28	275,611
235,000	4.550% due 3/15/30	239,409
200,000	5.200% due 3/15/35	206,473
260,000	Interstate Power & Light Co., Senior Unsecured Notes, 5.600% due 6/29/35	272,503
80,000	Jersey Central Power & Light Co., Senior Unsecured Notes, 5.100% due 1/15/35	81,265
278,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	258,919
64,000	Kentucky Utilities Co., 1st Mortgage Notes, 5.850% due 8/15/55	65,955
219,436	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	224,748
200,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	199,003
144,845	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	143,197
30,000	Monongahela Power Co., 1st Mortgage Notes, 5.850% due 2/15/34(b)	31,962
64,000	National Fuel Gas Co., Senior Unsecured Notes, 5.950% due 3/15/35	67,370
2,960,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.000% due 8/15/34	3,033,435
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
640,000	2.250% due 6/1/30	588,579
154,000	5.900% due 3/15/55	158,435

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
$154,000	Niagara Mohawk Power Corp., Senior Unsecured Notes, 4.647% due 10/3/30(b)	$155,136
70,000	NiSource Inc., Junior Subordinated Notes, 6.950% (5-Year CMT Index + 2.451%) due 11/30/54(c)	72,928
	NiSource Inc., Senior Unsecured Notes:
259,000	3.600% due 5/1/30	251,908
222,000	5.350% due 4/1/34	230,046
465,000	5.350% due 7/15/35	477,090
127,000	5.850% due 4/1/55	128,943
60,000	NRG Energy Inc., Company Guaranteed Notes, 6.000% due 2/1/33(b)	61,272
20,000	NRG Energy Inc., Senior Unsecured Notes, 5.750% due 1/15/34(b)	20,160
	NSTAR Electric Co., Senior Unsecured Notes:
75,000	5.400% due 6/1/34	78,237
350,000	5.200% due 3/1/35	359,115
85,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	77,415
	Ohio Edison Co., Senior Unsecured Notes:
125,000	4.950% due 12/15/29(b)	128,418
70,000	5.500% due 1/15/33(b)	73,361
455,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	464,546
	Pacific Gas & Electric Co., 1st Mortgage Notes:
215,000	6.100% due 1/15/29	224,734
935,000	2.500% due 2/1/31	841,185
340,000	6.150% due 1/15/33	362,515
225,000	6.950% due 3/15/34	251,827
525,000	5.800% due 5/15/34	547,705
112,000	3.300% due 8/1/40	85,675
95,000	4.750% due 2/15/44	81,617
61,000	4.950% due 7/1/50	52,648
85,000	3.500% due 8/1/50	58,503
468,000	6.750% due 1/15/53	507,962
213,000	5.900% due 10/1/54	208,281
36,000	6.150% due 3/1/55	36,470
110,000	6.100% due 10/15/55	110,646
280,000	Pacific Gas & Electric Co., Senior Secured Notes, 3.250% due 6/1/31	260,251
230,000	PacifiCorp, 1st Mortgage Notes, 5.500% due 5/15/54	210,106
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	199,501
65,000	Pike Corp., Senior Unsecured Notes, 8.625% due 1/31/31(b)	68,718
	Pinnacle West Capital Corp., Senior Unsecured Notes:
118,000	4.900% due 5/15/28	120,026
267,000	5.150% due 5/15/30	276,020
105,000	PSEG Power LLC, Senior Unsecured Notes, 5.200% due 5/15/30(b)	107,746
450,000	Public Service Co. of Oklahoma, Senior Unsecured Notes, 5.200% due 1/15/35	457,414
	Public Service Enterprise Group Inc., Senior Unsecured Notes:
435,000	4.900% due 3/15/30	445,575
40,000	6.125% due 10/15/33	43,369
620,000	5.400% due 3/15/35	642,088
	Puget Energy Inc., Senior Secured Notes:
75,000	4.100% due 6/15/30	73,449
840,000	5.725% due 3/15/35	866,522
200,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(b)	214,876
320,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 5.400% due 4/15/35	333,612
	Southern California Edison Co., 1st Mortgage Notes:
375,000	5.950% due 11/1/32	397,947
85,000	6.000% due 1/15/34	89,763
365,000	5.200% due 6/1/34	368,069
55,000	5.450% due 3/1/35	56,176
52,000	3.900% due 3/15/43	40,693
130,000	4.650% due 10/1/43	112,469

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
$29,000	4.000% due 4/1/47	$22,229
638,000	4.125% due 3/1/48	495,704
181,000	5.450% due 6/1/52	166,162
233,000	5.700% due 3/1/53	220,684
145,000	5.875% due 12/1/53	141,670
192,000	5.900% due 3/1/55	189,102
20,000	6.200% due 9/15/55	20,522
	Southern California Gas Co., 1st Mortgage Notes:
4,390,000	5.750% due 6/1/53	4,453,787
385,000	6.000% due 6/15/55	403,300
	Southern Co. Gas Capital Corp., Company Guaranteed Notes:
53,000	4.050% due 9/15/28	53,034
410,000	5.100% due 9/15/35	414,901
49,000	Southern Co., Junior Subordinated Notes, 6.375% (5-Year CMT Index + 2.069%) due 3/15/55(c)	51,877
	Southern Co., Senior Unsecured Notes:
65,000	4.850% due 6/15/28	66,163
45,000	5.700% due 3/15/34	47,529
130,000	4.850% due 3/15/35	129,483
456,000	Southern Power Co., Senior Unsecured Notes, 4.900% due 10/1/35	453,145
193,000	Southwest Gas Corp., Senior Unsecured Notes, 2.200% due 6/15/30	176,250
90,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	92,627
40,000	Talen Energy Supply LLC, Company Guaranteed Notes, 6.250% due 2/1/34(b)	40,757
345,000	Trans-Allegheny Interstate Line Co., Senior Unsecured Notes, 5.000% due 1/15/31(b)	355,455
	Virginia Electric & Power Co., Senior Unsecured Notes:
130,000	5.000% due 4/1/33	133,512
510,000	5.000% due 1/15/34	520,522
145,000	5.050% due 8/15/34	147,972
580,000	4.900% due 9/15/35	581,135
25,000	4.200% due 5/15/45	21,166
105,000	5.350% due 1/15/54	100,707
68,000	5.550% due 8/15/54	67,354
155,000	5.650% due 3/15/55	155,286
79,000	5.600% due 9/15/55	78,614
50,000	VoltaGrid LLC, Secured Notes, 7.375% due 11/1/30(b)	49,864
110,000	WEC Energy Group Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 1.905%) due 5/15/56(c)	111,644
115,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 5.375% due 3/30/34	119,520
	Xcel Energy Inc., Senior Unsecured Notes:
110,000	4.600% due 6/1/32	109,900
365,000	5.600% due 4/15/35	380,103
	Total Utilities	44,105,812
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $283,865,497)	285,700,184
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.5%
Asset Backed Securities - 0.5%
185,866	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(b)	169,452
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(b)(c)	3,858,281
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(b)(c)	3,311,610
	Total Asset Backed Securities	7,339,343
Mortgage Securities - 16.0%
220,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.152% (1-Month TSFR + 1.180%) due 9/15/34(b)(c)	218,230
163,098	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 6.115% due 1/25/61(b)	163,080

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
	Alternative Loan Trust:
$467,813	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	$402,922
3,957,452	Series 2005-7CB, Class 2A2, 0.981% (1-Month TSFR + 4.936%) due 3/1/38(c)(h)	252,455
3,957,452	Series 2005-7CB, Class 2A5, 4.519% (1-Month TSFR + 0.564%) due 3/1/38(c)	2,898,759
3,284,247	Series 2006-OA2, Class A1, 4.494% (1-Month TSFR + 0.534%) due 5/20/46(c)	2,994,504
1,749,092	Series 2007-4CB, Class 1A1, 4.669% (1-Month TSFR + 0.714%) due 4/25/37(c)	1,328,564
6,397,338	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,600,352
	Angel Oak Mortgage Trust:
273,658	Series 2021-1, Class A1, 0.909% due 1/25/66(b)(c)	244,957
247,177	Series 2021-2, Class A1, 0.985% due 4/25/66(b)(c)	220,816
477,470	Series 2021-3, Class A1, 1.068% due 5/25/66(b)(c)	413,251
403,493	Series 2021-4, Class A1, 1.035% due 1/20/65(b)(c)	344,316
582,522	Series 2021-5, Class A1, 0.951% due 7/25/66(b)(c)	505,551
965,762	Series 2021-6, Class A1, 1.458% due 9/25/66(b)(c)	825,447
1,102,499	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(b)	1,051,112
	BANK:
9,640,139	Series 2017-BNK4, Class XA, 1.485% due 5/15/50(c)(h)	128,048
14,896,676	Series 2018-BN10, Class XA, 0.828% due 2/15/61(c)(h)	181,078
6,397,957	Series 2022-BNK39, Class XA, 0.523% due 2/15/55(c)(h)	140,824
1,501,384	Series 2023-BNK45, Class XA, 1.279% due 2/15/56(c)(h)	86,075
3,453,489	Series 2024-BNK47, Class XA, 1.042% due 6/15/57(c)(h)	191,148
3,861,511	Series 2024-BNK48, Class XA, 1.350% due 10/15/57(c)(h)	310,818
	BANK5:
1,033,182	Series 2023-5YR4, Class XA, 1.258% due 12/15/56(c)(h)	26,091
12,248,762	Series 2024-5YR8, Class XA, 1.126% due 8/15/57(c)(h)	353,166
360,000	Series 2024-5YR9, Class A3, 5.614% due 8/15/57	375,812
180,000	Series 2025-5YR15, Class AS, 5.762% due 7/15/58	187,406
343,000	Series 2025-5YR16, Class AS, 5.751% due 8/15/63(c)	357,600
260,000	Series 2025-5YR17, Class AS, 5.626% due 11/15/58(c)	269,274
155,000	Series 2025-5YR18, Class A3, 5.145% due 12/15/58	159,766
270,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.225% due 5/15/57	285,375
	BBCMS Mortgage Trust:
1,416,442	Series 2020-C7, Class XA, 1.705% due 4/15/53(c)(h)	62,779
305,000	Series 2022-C15, Class A5, 3.662% due 4/15/55(c)	286,092
362,000	Series 2024-5C29, Class A3, 5.208% due 9/15/57	372,865
2,486,054	Series 2024-C24, Class XA, 1.863% due 2/15/57(c)(h)	233,811
3,673,760	Series 2024-C26, Class XA, 1.241% due 5/15/57(c)(h)	260,199
2,422,046	Series 2024-C28, Class XA, 1.326% due 9/15/57(c)(h)	181,649
259,000	Series 2025-5C37, Class AS, 5.382% due 9/15/58(c)	265,520
252,000	Series 2025-5C38, Class AS, 5.476% due 11/15/58	260,774
1,957,693	Series 2025-C32, Class XA, 1.356% due 2/15/62(c)(h)	162,947
1,724,425	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.498% due 2/25/36(c)	1,207,771
	Benchmark Mortgage Trust:
2,328,259	Series 2020-B22, Class XA, 1.604% due 1/15/54(c)(h)	142,139
2,375,000	Series 2022-B35, Class A5, 4.591% due 5/15/55(c)	2,340,660
6,195,462	Series 2023-B39, Class XA, 0.722% due 7/15/56(c)(h)	218,836
1,696,247	Series 2023-B40, Class XA, 1.428% due 12/15/56(c)(h)	92,325
262,000	Series 2024-V10, Class AS, 5.725% due 9/15/57(c)	270,297
260,000	Series 2024-V6, Class A3, 5.926% due 3/15/57	272,416
262,000	Series 2024-V6, Class AS, 6.384% due 3/15/57	274,632
358,000	Series 2024-V9, Class A3, 5.602% due 8/15/57	373,090
180,000	Series 2025-V16, Class A3, 5.439% due 8/15/58(c)	187,775
346,000	Series 2025-V17, Class AM, 5.425% due 9/15/58(c)	355,566
260,000	Series 2025-V18, Class AS, 5.593% due 10/15/58	269,100
170,000	BFLD Trust, Series 2025-FPM, Class A, 5.178% due 10/10/40(b)(c)	172,769
266,359	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(b)(c)	245,614
	BMO Mortgage Trust:
361,000	Series 2024-5C6, Class A3, 5.316% due 9/15/57	372,655

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$232,000	Series 2024-5C7, Class AS, 5.888% due 11/15/57(c)	$239,228
3,405,198	Series 2024-C9, Class XA, 1.078% due 7/15/57(c)(h)	213,784
261,000	Series 2025-5C12, Class AS, 5.557% due 10/15/58	268,898
1,410,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 5.880% (1-Month TSFR + 1.921%) due 8/15/41(b)(c)	1,411,760
620,000	BPR Trust, Series 2024-PMDW, Class A, 5.358% due 11/5/41(b)(c)	636,553
130,005	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.941% due 2/25/49(b)(c)	122,359
130,000	BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 5.062% due 4/13/41(b)(c)	131,492
695,000	BWAY Trust, Series 2025-1535, Class A, 6.519% due 5/5/42(b)(c)	722,470
	BX:
175,000	Series 2021-MFM1, Class D, 5.573% (1-Month TSFR + 1.614%) due 1/15/34(b)(c)	174,895
3,375,000	Series 2024-PALM, Class B, 5.750% (1-Month TSFR + 1.791%) due 6/15/37(b)(c)	3,356,303
	BX Commercial Mortgage Trust:
2,205,449	Series 2024-MDHS, Class B, 5.800% (1-Month TSFR + 1.841%) due 5/15/41(b)(c)	2,206,823
3,030,000	Series 2025-JDI, Class A, 5.400% (1-Month TSFR + 1.400%) due 11/15/42(b)(c)	3,033,782
	BX Trust:
200,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(b)(c)	184,722
280,000	Series 2024-PAT, Class A, 6.049% (1-Month TSFR + 2.090%) due 3/15/41(b)(c)	280,000
182,000	BXP Trust, Series 2017-GM, Class B, 3.539% due 6/13/39(b)(c)	177,695
14,999,136	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.370% due 5/10/50(c)(h)	163,293
240,000	CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, 4.947% (1-Month TSFR + 0.988%) due 2/15/39(b)(c)	236,554
326,000	CENT, Series 2025-CITY, Class A, 5.091% due 7/10/40(b)(c)	331,747
693,337	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(b)(c)	631,262
	Citigroup Commercial Mortgage Trust:
233,361	Series 2015-GC31, Class A4, 3.762% due 6/10/48	229,426
8,345,289	Series 2015-GC35, Class XA, 0.778% due 11/10/48(c)(h)	4,103
400,000	Series 2016-P4, Class B, 3.377% due 7/10/49	379,341
170,000	Series 2020-555, Class A, 2.647% due 12/10/41(b)	155,386
2,195,000	Series 2023-SMRT, Class B, 6.048% due 10/12/40(b)(c)	2,243,650
	COLT Mortgage Loan Trust:
384,696	Series 2021-1, Class A1, 0.910% due 6/25/66(b)(c)	335,792
414,861	Series 2021-2, Class A1, 0.924% due 8/25/66(b)(c)	353,015
726,713	Series 2021-3, Class A1, 0.956% due 9/27/66(b)(c)	616,675
1,057,068	Series 2021-HX1, Class A1, 1.110% due 10/25/66(b)(c)	919,193
1,020,179	Series 2022-1, Class A1, 2.284% due 12/27/66(b)(c)	926,119
	Commercial Mortgage Trust:
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(b)	195,569
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(b)	284,677
370,000	Series 2024-277P, Class A, 6.338% due 8/10/44(b)	390,421
255,000	Series 2024-CBM, Class A2, 5.867% due 12/10/41(b)(c)	260,558
230,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, 5.872% (SOFR30A + 1.800%) due 2/25/44(b)(c)	230,862
	Credit Suisse Commercial Mortgage Capital Trust:
934,800	Series 2018-RPL9, Class A, 3.850% due 9/25/57(b)(c)	907,164
298,907	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(b)(c)	256,930
391,844	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(b)(c)	335,431
2,358,510	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(b)(c)	2,106,298
276,592	Series 2021-RPL4, Class A1, 4.144% due 12/27/60(b)(c)	275,501
1,291,092	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	629,123
	CSMC:
763,969	Series 2010-8R, Class 5A11, 5.561% due 2/26/37(b)(c)	774,696
157,768	Series 2021-B33, Class A1, 3.053% due 10/10/43(b)	151,089
109,437	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(b)(c)	99,850
536,274	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(b)(c)	482,430

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$626,194	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(b)(c)	$547,964
483,875	Series 2021-NQM8, Class A1, 2.841% due 10/25/66(b)(c)	444,062
999,328	Csmc Trust, Series 2021-NQM6, Class A1, 1.174% due 7/25/66(b)(c)	860,458
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.362% due 6/10/50(c)(h)	86,115
1,756,770	Series 2020-C9, Class XA, 1.699% due 9/15/53(c)(h)	76,660
300,000	DC Trust, Series 2024-HLTN, Class A, 5.933% due 4/13/40(b)(c)	303,952
	Deephaven Residential Mortgage Trust:
53,571	Series 2021-1, Class A1, 0.715% due 5/25/65(b)(c)	51,524
163,713	Series 2021-2, Class A1, 0.899% due 4/25/66(b)(c)	145,982
180,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.757% due 6/5/35(b)(c)	174,630
3,560,652	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 4.768% (1-Month TSFR + 0.634%) due 8/19/45(c)	2,802,627
180,000	Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% due 8/10/42(b)(c)	183,930
	Ellington Financial Mortgage Trust:
67,246	Series 2021-1, Class A1, 0.797% due 2/25/66(b)(c)	59,056
179,650	Series 2021-2, Class A1, 0.931% due 6/25/66(b)(c)	153,303
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
3,952,231	Series 4223, Class SB, 0.214% (SOFR30A + 5.293%) due 7/15/43(c)	2,848,796
515,307	Series 4447, Class IO, 5.000% due 3/15/45(h)	103,776
137,292	Series 4518, Class CZ, 3.500% due 10/15/45	131,393
161,375	Series 4751, Class PL, 3.000% due 12/15/47	137,010
3,332,095	Series 4892, Class ES, 1.964% (SOFR30A + 6.036%) due 7/25/45(c)(h)	399,708
7,129,694	Series 4957, Class PB, 2.500% due 3/25/50	6,151,771
291,883	Series 5018, Class LW, 1.000% due 10/25/40	252,232
10,089,105	Series 5068, Class UZ, 2.500% due 1/25/51	6,598,810
627,330	Series 5083, Class AI, 2.500% due 3/25/51(h)	93,319
1,208,392	Series 5092, Class WI, 2.500% due 4/25/36(h)	105,823
5,317,281	Series 5131, Class IG, 3.500% due 8/25/51(h)	967,947
708,784	Series 5169, Class IO, 3.000% due 9/25/51(h)	115,131
582,985	Series 5178, Class IO, 4.000% due 3/25/45(h)	95,704
451,229	Series 5201, Class PA, 2.500% due 3/25/52	410,269
1,241,188	Series 5537, Class CS, 1.678% (SOFR30A + 5.750%) due 5/25/55(c)(h)	78,242
	Federal National Mortgage Association (FNMA), Aces:
30,084,078	Series 2020-M12, Class IO, 1.401% due 7/25/29(c)(h)	996,048
8,965,111	Series 2020-M15, Class X1, 1.563% due 9/25/31(c)(h)	534,425
20,550,094	Series 2020-M7, Class X2, 1.328% due 3/25/31(c)(h)	816,885
4,134,972	Series 2022-M4, Class A1X, 2.539% due 5/25/30(c)	3,970,217
6,369,528	Series 2022-M5, Class A1, 2.414% due 1/1/34(c)	6,030,770
6,844,000	Series 2025-M1, Class A2, 4.700% due 1/25/35(c)	6,895,783
	Federal National Mortgage Association (FNMA), Interest Strip:
1,052,530	Series 426, Class C38, 2.000% due 3/25/52(h)	132,535
8,164,023	Series 427, Class C28, 2.500% due 10/25/50(h)	1,324,328
855,937	Series 429, Class C3, 2.500% due 9/25/52(h)	133,825
874,797	Series 437, Class C8, 2.500% due 6/25/52(h)	134,535
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	451,144
93,186	Series 2011-51, Class TO, 0.000% due 6/25/41(i)	71,684
104,119	Series 2013-2, Class MA, 3.500% due 2/25/43	100,345
715,347	Series 2013-72, Class IW, 3.500% due 7/25/33(h)	42,388
296,709	Series 2015-55, Class PD, 2.500% due 3/25/43	292,211
423,851	Series 2016-3, Class MI, 5.500% due 2/25/46(h)	58,177
546,800	Series 2016-43, Class GZ, 3.000% due 7/25/46	496,281

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$841,336	Series 2017-105, Class ZE, 3.000% due 1/25/48	$694,042
317,114	Series 2020-35, Class AI, 3.000% due 6/25/50(h)	50,858
568,400	Series 2020-37, Class IM, 4.000% due 6/25/50(h)	114,659
473,665	Series 2020-74, Class HI, 5.500% due 10/25/50(h)	82,279
610,926	Series 2020-77, Class HI, 4.000% due 11/25/50(h)	125,682
1,407,549	Series 2020-99, Class KI, 1.500% due 11/25/35(h)	65,479
827,542	Series 2021-3, Class NI, 2.500% due 2/25/51(h)	125,690
825,688	Series 2021-3, Class TI, 2.500% due 2/25/51(h)	140,945
802,767	Series 2021-95, Class GI, 3.000% due 1/25/52(h)	128,049
10,390,191	Series 2021-95, Class ZV, 2.500% due 1/25/52	6,298,395
697,664	Series 2022-3, Class PI, 3.000% due 1/25/52(h)	98,634
286,396	Series 2022-5, Class AB, 2.000% due 3/25/50	250,477
7,845,596	Series 2023-36, Class IO, 2.500% due 10/25/52(h)	1,222,357
1,224,699	Series 2024-70, Class SA, 1.878% (SOFR30A + 5.950%) due 10/25/54(c)(h)	67,083
796,213	Series 2025-19, Class SC, 1.768% (SOFR30A + 5.840%) due 3/25/55(c)(h)	45,870
402,854	Series 2025-3, Class BA, 5.500% due 3/25/52	407,942
366,045	Series 2025-3, Class DA, 5.500% due 4/25/52	371,366
361,155	Series 2025-34, Class BA, 5.000% due 12/25/51	362,589
	Freddie Mac Multifamily Structured Pass-Through Certificates:
100,441,231	Series K064, Class X1, 0.722% due 3/25/27(c)(h)	592,774
26,262,408	Series K066, Class X1, 0.864% due 6/25/27(c)(h)	219,204
2,042,502	Series K118, Class X1, 1.042% due 9/25/30(c)(h)	77,477
5,032,264	Series K124, Class X1, 0.805% due 12/25/30(c)(h)	152,657
53,300,068	Series K125, Class X1, 0.667% due 1/25/31(c)(h)	1,300,783
30,394,732	Series K129, Class X1, 1.136% due 5/25/31(c)(h)	1,295,548
27,613,981	Series K130, Class X1, 1.141% due 6/25/31(c)(h)	1,301,809
31,244,930	Series K132, Class X1, 0.605% due 8/25/31(c)(h)	773,159
5,565,000	Series K-158, Class A2, 4.050% due 7/25/33	5,510,465
1,770,219	Series K-162, Class X1, 0.570% due 12/25/33(c)(h)	50,178
2,994,239	Series K-164, Class X1, 0.470% due 5/25/34(c)(h)	71,920
46,095,115	Series K-165, Class X1, 0.785% due 9/25/34(c)(h)	2,118,785
1,572,455	Series K-170, Class X1, 0.399% due 2/25/35(c)(h)	31,203
266,687,145	Series K-173, Class X1, 0.205% due 9/25/35(c)(h)	1,980,525
2,346,839	Series K753, Class X1, 0.401% due 10/25/30(c)(h)	29,363
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,469,708
	Freddie Mac Seasoned Credit Risk Transfer Trust:
238,976	Series 2019-1, Class MA, 3.500% due 7/25/58	233,053
536,160	Series 2020-1, Class MT, 2.500% due 8/25/59	445,561
5,250,968	Series 2020-2, Class MT, 2.000% due 11/25/59	4,237,471
4,845,122	Series 2020-3, Class M5TW, 3.000% due 5/25/60	4,388,228
	Freddie Mac STACR REMIC Trust:
1,040,000	Series 2021-DNA6, Class B1, 7.472% (SOFR30A + 3.400%) due 10/25/41(b)(c)	1,058,855
550,000	Series 2022-DNA4, Class M1B, 7.422% (SOFR30A + 3.350%) due 5/25/42(b)(c)	568,150
245,000	Series 2022-DNA7, Class M1B, 9.072% (SOFR30A + 5.000%) due 3/25/52(b)(c)	261,745
570,000	Series 2022-HQA3, Class M1B, 7.622% (SOFR30A + 3.550%) due 8/25/42(b)(c)	595,387
	Freddie Mac Strips:
530,841	Series 303, Class C10, 3.500% due 1/15/33(h)	41,587
799,612	Series 375, Class C1, 2.500% due 1/25/51(h)	118,150
715,903	Series 386, Class C14, 2.500% due 3/15/52(h)	114,999
2,185,441	Series 389, Class C1, 1.500% due 5/15/37(h)	112,861
1,107,686	Series 389, Class C35, 2.000% due 6/15/52(h)	146,516
887,107	Series 405, Class C17, 2.500% due 8/25/52(h)	138,350

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
	GCAT Trust:
$313,259	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(b)(c)	$280,999
354,257	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(b)(c)	309,667
450,938	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(c)	398,171
676,727	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(b)(c)	569,189
962,234	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(b)(c)	821,880
302,279	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(b)(c)	282,271
	Government National Mortgage Association (GNMA):
584,506	Series 2012-116, Class IB, 4.000% due 9/16/42(h)	122,405
1,056,127	Series 2012-32, Class Z, 3.500% due 3/20/42	991,159
635,559	Series 2014-12, Class ZB, 3.000% due 1/16/44	591,092
465,979	Series 2014-46, Class IO, 5.000% due 3/16/44(h)	62,484
362,436	Series 2019-5, Class JI, 5.000% due 7/16/44(h)	55,671
6,852,268	Series 2020-151, Class MI, 2.500% due 10/20/50(h)	990,773
20,546,275	Series 2020-173, Class JI, 2.000% due 11/20/50(h)	2,373,395
14,473,394	Series 2021-129, Class IO, 0.983% due 6/16/63(c)(h)	1,028,611
8,919,974	Series 2021-137, Class IQ, 3.000% due 8/20/51(h)	1,503,909
20,619,623	Series 2021-184, Class IO, 0.885% due 12/16/61(c)(h)	1,401,409
694,497	Series 2021-215, Class KA, 2.500% due 10/20/49	628,785
11,606,115	Series 2021-30, Class IB, 2.500% due 2/20/51(h)	1,751,644
16,361,122	Series 2021-35, Class IO, 1.034% due 12/16/62(c)(h)	1,193,757
18,287,087	Series 2021-52, Class IO, 0.722% due 4/16/63(c)(h)	1,004,824
13,246,092	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636%) due 4/20/51(c)(h)	340,791
3,705,792	Series 2021-77, Class EA, 1.000% due 7/20/50	2,901,302
12,726,762	Series 2021-77, Class IT, 2.500% due 5/20/51(h)	2,206,421
18,070,512	Series 2021-79, Class IO, 0.867% due 8/16/63(c)(h)	1,175,751
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52(i)	1,773,218
366,224	Series 2022-24, Class GA, 3.000% due 2/20/52	342,661
26,843,086	Series 2022-49, Class IO, 0.756% due 3/16/64(c)(h)	1,361,991
13,162,120	Series 2022-61, Class EI, 3.000% due 7/20/51(h)	2,143,863
7,110,368	Series 2022-64, Class IO, 2.500% due 2/20/50(h)	732,788
30,106,221	Series 2022-80, Class IO, 0.594% due 6/16/64(c)(h)	1,454,793
27,562,806	Series 2022-82, Class IO, 0.540% due 2/16/64(c)(h)	1,292,078
23,743,218	Series 2024-29, Class AI, 0.726% due 10/16/65(c)(h)	1,381,663
1,405,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.487% due 3/10/41(b)(c)	1,421,270
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 5.856% (1-Month TSFR + 1.897%) due 7/15/31(b)(c)	53,808
400,000	Series 2018-TWR, Class E, 6.356% (1-Month TSFR + 2.397%) due 7/15/31(b)(c)	39,808
400,000	Series 2018-TWR, Class F, 7.056% (1-Month TSFR + 3.097%) due 7/15/31(b)(c)	35,808
400,000	Series 2018-TWR, Class G, 8.181% (1-Month TSFR + 4.222%) due 7/15/31(b)(c)	31,808
	GS Mortgage Securities Trust:
9,389,963	Series 2017-GS7, Class XA, 1.168% due 8/10/50(c)(h)	117,094
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(c)	1,391,517
350,000	Series 2018-GS9, Class C, 4.489% due 3/10/51(c)	319,543
344,839	HIH Trust, Series 2024-61P, Class A, 5.801% (1-Month TSFR + 1.842%) due 10/15/41(b)(c)	345,701
1,303,990	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 2/25/68(b)	1,307,445
320,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% due 5/10/39(b)(c)	323,799
170,000	ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class D, 6.725% due 7/13/42(b)(c)	174,991
	Imperial Fund Mortgage Trust:
356,289	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(b)(c)	303,436
699,918	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(b)(c)	608,400
1,158,095	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(b)	1,110,506
395,000	INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 4.879% due 11/5/37(b)(c)	398,240
1,950,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A, 3.397% due 6/5/39(b)	1,847,552
	JP Morgan Mortgage Trust:
6,342,106	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,278,799

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$1,437,226	Series 2021-3, Class B1, 2.933% due 7/25/51(b)(c)	$1,227,307
411,998	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.576% due 3/17/49	411,081
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,076,516
2,885,905	KIND Trust, Series 2021-KIND, Class A, 5.030% (1-Month TSFR + 1.064%) due 8/15/38(b)(c)	2,868,067
	Legacy Mortgage Asset Trust:
263,268	Series 2021-GS2, Class A1, step bond to yield, 5.750% due 4/25/61(b)	263,281
363,069	Series 2021-GS3, Class A1, step bond to yield, 5.750% due 7/25/61(b)	363,062
177,340	Series 2021-GS4, Class A1, step bond to yield, 5.650% due 11/25/60(b)	177,468
2,179,526	Lehman XS Trust, Series 2007-4N, Class 1A3, 4.549% (1-Month TSFR + 0.594%) due 3/25/47(c)	1,935,857
2,400,000	Life Mortgage Trust, Series 2022-BMR2, Class D, 6.501% (1-Month TSFR + 2.542%) due 5/15/39(b)(c)	1,851,696
	MAD Commercial Mortgage Trust:
895,000	Series 2025-11MD, Class A, 4.912% due 10/15/42(b)(c)	899,267
170,000	Series 2025-11MD, Class C, 5.818% due 10/15/42(b)(c)	172,219
5,937,472	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,446,758
	MFA Trust:
154,988	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(b)(c)	146,434
247,829	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(b)(c)	220,155
112,000	MHC Trust, Series 2021-MHC2, Class D, 5.573% (1-Month TSFR + 1.614%) due 5/15/38(b)(c)	111,966
	Morgan Stanley Capital I Trust:
12,903,837	Series 2016-UB11, Class XA, 1.563% due 8/15/49(c)(h)	52,959
10,911,226	Series 2016-UB12, Class XA, 0.760% due 12/15/49(c)(h)	33,145
400,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	381,615
20,342,533	Series 2019-L3, Class XA, 0.724% due 11/15/52(c)(h)	415,195
400,000	Series 2020-L4, Class B, 3.082% due 2/15/53	363,288
344,337	Series 2024-NSTB, Class A, 3.900% due 9/24/57(b)(c)	339,247
169,999	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277% due 10/15/30(b)	161,924
797,242	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.141% due 12/15/56(c)(h)	44,949
180,000	MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.357% (1-Month TSFR + 1.397%) due 3/15/39(b)(c)	180,112
	New Residential Mortgage Loan Trust:
197,861	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(b)(c)	180,783
103,670	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(b)(c)	99,449
732,904	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(b)(c)	662,602
722,000	NJ, Series 2025-WBRK, Class A, 5.867% due 3/5/35(b)(c)	752,247
724,170	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(b)(c)	640,901
530,000	NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.352% (1-Month TSFR + 1.393%) due 10/15/40(b)(c)	530,000
	NXPT Commercial Mortgage Trust:
2,650,000	Series 2024-STOR, Class A, 4.455% due 11/5/41(b)(c)	2,633,963
130,000	Series 2024-STOR, Class B, 4.803% due 11/5/41(b)(c)	129,659
195,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% due 2/10/47(b)(c)	206,972
590,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.172% (1-Month TSFR + 1.213%) due 2/15/42(b)(c)	585,969
	OBX Trust:
498,959	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(b)(c)	439,586
464,302	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(b)(c)	384,196
945,563	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(b)(c)	855,473
786,732	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 5.843% due 9/25/51(b)	787,142
3,200,000	PRM7 Trust, Series 2025-PRM7, Class A, 4.509% due 11/10/42(b)(c)	3,167,225

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
	PRPM LLC:
$227,871	Series 2025-5, Class A1, step bond to yield, 5.729% due 7/25/30(b)	$228,081
553,300	Series 2025-6, Class A1, step bond to yield, 5.774% due 8/25/28(b)	554,227
392,528	Series 2025-7, Class A1, step bond to yield, 5.503% due 8/25/30(b)	393,533
	Rali Trust:
808,084	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	647,689
2,433,428	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,060,406
79,119	RCO VIII Mortgage LLC, Series 2025-3, Class A1, step bond to yield, 6.435% due 5/25/30(b)	79,303
3,251,990	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	1,600,685
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(b)(c)	3,026,017
80,718	Series 2021-1R, Class A1, 0.859% due 1/25/65(b)(c)	78,239
174,000	ROCK Trust, Series 2024-CNTR, Class A, 5.388% due 11/13/41(b)	179,460
180,000	SFO Commercial Mortgage Trust, Series 2021-555, Class B, 5.573% (1-Month TSFR + 1.614%) due 5/15/38(b)(c)	178,656
	SG Residential Mortgage Trust:
737,077	Series 2021-1, Class A1, 1.160% due 7/25/61(b)(c)	617,073
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(b)(c)	4,062,464
1,455,000	SHR Trust, Series 2024-LXRY, Class A, 5.909% (1-Month TSFR + 1.950%) due 10/15/41(b)(c)	1,455,909
180,000	SREIT Trust, Series 2021-MFP2, Class C, 5.444% (1-Month TSFR + 1.485%) due 11/15/36(b)(c)	179,833
287,321	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(b)(c)	270,800
	Starwood Mortgage Residential Trust:
79,175	Series 2021-2, Class A1, 0.943% due 5/25/65(b)(c)	75,117
727,496	Series 2021-6, Class A1, 1.920% due 11/25/66(b)(c)	647,626
	Towd Point Mortgage Trust:
1,371,608	Series 2021-R1, Class A1, 2.918% due 11/30/60(b)(c)	1,257,118
2,221,769	Series 2022-4, Class A1, 3.750% due 9/25/62(b)	2,146,728
240,570	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(b)(c)	215,581
3,593,268	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.616% due 6/15/50(c)(h)	49,534
113,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(b)	114,559
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(b)(c)	3,084,938
181,181	Series 2021-2, Class A1, 1.031% due 2/25/66(b)(c)	165,656
327,782	Series 2021-4, Class A1, 0.938% due 7/25/66(b)(c)	279,942
783,846	Series 2021-5, Class A1, 1.013% due 9/25/66(b)(c)	685,831
829,771	Series 2021-6, Class A1, 1.630% due 10/25/66(b)(c)	735,279
1,021,598	Series 2021-7, Class A1, step bond to yield, 2.829% due 10/25/66(b)	942,533
74,984	Series 2021-R1, Class A1, 0.820% due 10/25/63(b)(c)	72,551
181,717	Series 2021-R2, Class A1, 0.918% due 2/25/64(b)(c)	170,607
734,564	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(b)	693,322
3,500,000	Series 2024-R1, Class M1, 5.899% due 9/25/69(b)(c)	3,505,305
102,515	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 5.992% due 5/25/51(b)	102,494
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,382,474
8,509,611	Series 2017-C38, Class XA, 1.046% due 7/15/50(c)(h)	77,820
400,192	Series 2018-C45, Class ASB, 4.147% due 6/15/51	400,761
4,332,405	Series 2024-C63, Class XA, 1.213% due 8/15/57(c)(h)	306,966
261,000	Series 2025-5C6, Class AS, 5.582% due 10/15/58(c)	270,256
	Total Mortgage Securities	248,190,687
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $297,332,725)	255,530,030

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.5%
Automobile ABS - 2.1%
$1,000,000	Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.150% due 3/25/30(b)	$1,005,143
1,727,895	Enterprise Fleet Financing LLC, Series 2024-3, Class A2, 5.310% due 4/20/27(b)	1,736,137
230,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.400% due 5/15/30	231,047
	Ford Credit Auto Lease Trust:
5,640,000	Series 2023-B, Class B, 6.200% due 2/15/27	5,656,048
5,800,000	Series 2024-B, Class A3, 4.990% due 12/15/27	5,835,239
	Ford Credit Auto Owner Trust:
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,408,838
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,444,815
	GM Financial Consumer Automobile Receivables Trust:
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,474,769
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,516,025
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,584,502
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,335,211
120,110	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% due 7/25/31(b)	121,165
4,733,444	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870% due 6/21/39(b)	4,772,220
	Total Automobile ABS	33,121,159
Credit Card ABS - 0.1%
1,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	1,450,890
Home Equity ABS - 1.0%
1,265,009	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 4.299% (1-Month TSFR + 0.344%) due 5/25/37(c)	912,587
4,063,912	C-BASS Trust, Series 2006-CB9, Class A4, 4.529% (1-Month TSFR + 0.574%) due 11/25/36(c)	1,859,322
3,809,760	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 3.081% (1-Month TSFR + 0.594%) due 5/25/36(c)	2,642,734
6,967,971	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 4.244% (1-Month TSFR + 0.394%) due 11/25/37(c)	3,424,898
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 4.804% (1-Month TSFR + 0.849%) due 10/25/35(c)	3,582,649
8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 4.689% (1-Month TSFR + 0.734%) due 7/25/36(c)	3,233,427
	Total Home Equity ABS	15,655,617
Other ABS - 5.7%
405,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610% due 2/15/29(b)	406,014
	AMSR Trust:
2,392,000	Series 2024-SFR1, Class B, step bond to yield, 4.290% due 7/17/41(b)	2,360,159
415,000	Series 2024-SFR2, Class A, 4.150% due 11/17/41(b)	410,990
440,000	Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.490% due 7/15/31(b)	446,712
750,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(b)	756,351
393,291	BHG Securitization Trust, Series 2021-B, Class B, 1.670% due 10/17/34(b)	389,023
172,902	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.050% due 3/15/29(b)	173,536
	CF Hippolyta Issuer LLC:
282,599	Series 2020-1, Class A1, 1.690% due 7/15/60(b)	241,246
121,389	Series 2021-1A, Class A1, 1.530% due 3/15/61(b)	99,085
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(b)	66,759
182,008	Series 2022-1A, Class A1, 5.970% due 8/15/62(b)	178,913
	CNH Equipment Trust:
1,055,213	Series 2024-C, Class A2A, 4.300% due 2/18/28	1,055,931
2,670,000	Series 2024-C, Class A3, 4.030% due 1/15/30	2,675,575
1,000,000	Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.300% due 12/26/51(b)	979,435
239,373	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.970% due 7/16/29(b)	241,827
	Compass Datacenters Issuer II LLC:
1,600,000	Series 2024-1A, Class A1, 5.250% due 2/25/49(b)	1,607,633
1,210,000	Series 2025-2A, Class A1, 4.926% due 11/25/50(b)	1,200,642
250,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500% due 5/20/49(b)	245,040
320,640	DB Master Finance LLC, Series 2021-1A, Class A23, 2.791% due 11/20/51(b)	286,934

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Other ABS - (continued)
	Domino's Pizza Master Issuer LLC:
$974,400	Series 2019-1A, Class A2, 3.668% due 10/25/49(b)	$940,919
1,248,690	Series 2021-1A, Class A2I, 2.662% due 4/25/51(b)	1,189,179
500,000	ExteNet Issuer LLC, Series 2024-1A, Class B, 6.150% due 7/25/54(b)	506,518
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(b)	516,405
165,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A3, 5.020% due 6/25/60(b)	167,617
	Home Partners of America Trust:
1,593,771	Series 2021-1, Class D, 2.477% due 9/17/41(b)	1,432,417
728,019	Series 2021-1, Class E, 2.577% due 9/17/41(b)	641,193
838,698	Series 2021-1, Class F, 3.325% due 9/17/41(b)	728,848
2,601,016	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(b)	2,542,111
470,850	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375% due 9/15/49(b)	477,895
	HPEFS Equipment Trust:
1,521,481	Series 2024-1A, Class A3, 5.180% due 5/20/31(b)	1,523,901
1,725,000	Series 2024-2A, Class B, 5.350% due 10/20/31(b)	1,743,567
	John Deere Owner Trust:
1,950,000	Series 2023-B, Class A4, 5.110% due 5/15/30	1,976,981
2,400,000	Series 2023-C, Class A4, 5.390% due 8/15/30	2,447,191
6,900,000	Series 2024-A, Class A4, 4.910% due 2/18/31	7,029,361
3,350,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.190% due 7/17/28(b)	3,391,427
351,000	NMEF Funding LLC, Series 2025-B, Class A2, 4.640% due 1/18/33(b)	352,086
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(b)	2,949,005
	Progress Residential Trust:
319,293	Series 2022-SFR3, Class A, 3.200% due 4/17/39(b)	314,414
234,449	Series 2022-SFR5, Class A, 4.451% due 6/17/39(b)	234,307
1,052,527	Series 2022-SFR6, Class A, 4.451% due 7/20/39(b)	1,051,453
541,837	Series 2023-SFR1, Class A, 4.300% due 3/17/40(b)	541,226
465,326	Series 2024-SFR2, Class A, 3.300% due 4/17/41(b)	450,314
728,004	Series 2025-SFR1, Class A, 3.400% due 2/17/42(b)	699,239
750,000	Series 2025-SFR4, Class A, 4.300% due 8/17/42(b)	744,888
	Retained Vantage Data Centers Issuer LLC:
1,040,000	Series 2023-1A, Class A2A, 5.000% due 9/15/48(b)	1,038,825
500,000	Series 2023-1A, Class B, 5.750% due 9/15/48(b)	493,479
560,000	Series 2024-1A, Class A2, 4.992% due 9/15/49(b)	557,360
165,000	Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.000% due 4/20/49(b)	167,540
285,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520% due 1/20/32(b)	289,895
	Stack Infrastructure Issuer LLC:
590,000	Series 2023-2A, Class A2, 5.900% due 7/25/48(b)	594,907
320,000	Series 2024-1A, Class A2, 5.900% due 3/25/49(b)	323,918
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 7.273% (1-Month TSFR + 3.314%) due 4/17/38(b)(c)	3,496,818
495,000	Subway Funding LLC, Series 2024-1A, Class A23, 6.505% due 7/30/54(b)	512,808
1,581,635	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(b)	1,439,478
1,000,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.200% due 6/25/54(b)	1,007,977
1,473,750	Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.542% due 8/25/51(b)	1,303,219
	T-Mobile US Trust:
2,300,000	Series 2024-1A, Class A, 5.050% due 9/20/29(b)	2,313,917
6,000,000	Series 2024-2A, Class A, 4.250% due 5/21/29(b)	6,021,075
	Tricon Residential Trust:
259,633	Series 2024-SFR1, Class A, 4.650% due 4/17/41(b)	260,076
895,000	Series 2025-SFR2, Class A, 5.200% due 8/17/44(b)	912,746
425,000	Upstart Securitization Trust, Series 2025-4, Class A2, 4.560% due 11/20/35(b)	425,000
670,000	VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.590% due 5/15/54(b)	675,155
	Verizon Master Trust:
3,355,000	Series 2024-1, Class C, 5.490% due 12/20/28	3,356,851
2,915,000	Series 2024-7, Class B, 4.600% due 8/20/32(b)	2,940,477

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Other ABS - (continued)
$2,695,000	Series 2024-8, Class B, 4.820% due 11/20/30	$2,728,713
1,055,000	Series 2024-8, Class C, 4.990% due 11/20/30	1,067,642
1,970,000	Series 2025-1, Class B, 4.940% due 1/21/31	1,999,975
2,484,000	Series 2025-9, Class B, 4.240% due 10/21/30	2,487,961
938,475	Wendy's Funding LLC, Series 2022-1A, Class A2I, 4.236% due 3/15/52(b)	923,763
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(b)	951,519
685,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648% due 3/20/55(b)	696,809
	Total Other ABS	87,402,170
Student Loan ABS - 0.1%
	Navient Private Education Refi Loan Trust:
267,985	Series 2021-EA, Class A, 0.970% due 12/16/69(b)	240,914
424,288	Series 2021-FA, Class A, 1.110% due 2/18/70(b)	378,851
530,705	Series 2023-A, Class A, 5.510% due 10/15/71(b)	545,250
999,139	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	974,085
	Total Student Loan ABS	2,139,100
WL Collateral CMO - 0.5%
4,742,804	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 4.349% (1-Month TSFR + 0.394%) due 3/25/37(c)	2,495,251
	PRET LLC:
1,256,417	Series 2025-NPL11, Class A1, step bond to yield, 5.193% due 10/25/55(b)	1,258,203
1,006,572	Series 2025-NPL6, Class A1, step bond to yield, 5.744% due 6/25/55(b)	1,010,566
1,620,204	Series 2025-NPL7, Class A1, step bond to yield, 5.657% due 7/25/55(b)	1,624,105
616,222	Series 2025-NPL8, Class A1, step bond to yield, 5.732% due 8/25/55(b)	617,496
194,040	VOLT CII LLC, Series 2021-NP11, Class A1, step bond to yield, 5.868% due 8/25/51(b)	194,004
311,315	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 5.992% due 8/25/51(b)	311,557
45,985	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 6.240% due 3/27/51(b)	45,983
	Total WL Collateral CMO	7,557,165
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $155,810,862)	147,326,101
COLLATERALIZED LOAN OBLIGATIONS - 1.5%
Commercial MBS - 0.3%
260,000	ACRES LLC, Series 2025-FL3, Class A, 5.582% (1-Month TSFR + 1.619%) due 8/18/40(b)(c)	260,211
260,000	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.314% (1-Month TSFR + 1.354%) due 1/20/43(b)(c)	259,818
67,480	AREIT Ltd., Series 2024-CRE9, Class A, 5.645% (1-Month TSFR + 1.686%) due 5/17/41(b)(c)	67,475
360,000	BDS LLC, Series 2024-FL13, Class A, 5.535% (1-Month TSFR + 1.576%) due 9/19/39(b)(c)	360,903
357,000	BRSP Ltd., Series 2024-FL2, Class A, 5.904% (1-Month TSFR + 1.945%) due 8/19/37(b)(c)	358,926
177,168	FS RIALTO, Series 2021-FL2, Class A, 5.293% (1-Month TSFR + 1.334%) due 5/16/38(b)(c)	176,403
31,588	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 5.093% (1-Month TSFR + 1.134%) due 7/15/39(b)(c)	31,571
175,262	KREF Ltd., Series 2021-FL2, Class A, 5.147% (1-Month TSFR + 1.184%) due 2/15/39(b)(c)	174,591
320,000	LoanCore 2025 Issuer LLC, Series 2025-CRE8, Class A, 5.344% (1-Month TSFR + 1.385%) due 8/17/42(b)(c)	319,596
360,000	MF1, Series 2024-FL15, Class A, 5.651% (1-Month TSFR + 1.688%) due 8/18/41(b)(c)	360,682
	MF1 LLC:
297,826	Series 2022-FL9, Class A, 6.110% (1-Month TSFR + 2.150%) due 6/19/37(b)(c)	297,892
320,000	Series 2025-FL17, Class A, 5.283% (1-Month TSFR + 1.320%) due 2/18/40(b)(c)	319,535
	MF1 Ltd.:
103,701	Series 2021-FL7, Class A, 5.153% (1-Month TSFR + 1.194%) due 10/16/36(b)(c)	103,639
90,908	Series 2022-FL8, Class A, 5.310% (1-Month TSFR + 1.350%) due 2/19/37(b)(c)	90,889
845,000	Series 2022-FL8, Class AS, 5.710% (1-Month TSFR + 1.750%) due 2/19/37(b)(c)	842,982

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED LOAN OBLIGATIONS - (continued)
Commercial MBS - (continued)
$251,450	STWD Ltd., Series 2021-FL2, Class A, 5.277% (1-Month TSFR + 1.314%) due 4/18/38(b)(c)	$249,670
213,213	TRTX Issuer Ltd., Series 2022-FL5, Class A, 5.613% (1-Month TSFR + 1.650%) due 2/15/39(b)(c)	212,258
	Total Commercial MBS	4,487,041
Other ABS - 1.2%
500,000	Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, 5.400% (3-Month TSFR + 1.230%) due 10/21/38(b)(c)	500,500
500,000	Balboa Bay Loan Funding Ltd., Series 2025-2A, Class A1, 0.000% (3-Month TSFR + 1.250%) due 1/20/39(b)(c)(d)	500,000
835,000	Barings CLO Ltd., Series 2024-1A, Class B, 5.984% (3-Month TSFR + 2.100%) due 1/20/37(b)(c)	838,904
500,000	Benefit Street Partners CLO XXXII Ltd., Series 2023-32A, Class AR, 5.070% (3-Month TSFR + 1.210%) due 10/25/38(b)(c)	499,442
500,000	Brant Point CLO Ltd., Series 2024-5A, Class D1, 6.984% (3-Month TSFR + 3.100%) due 10/20/37(b)(c)	502,766
500,000	Carlyle US CLO, Series 2024-4A, Class D, 7.084% (3-Month TSFR + 3.200%) due 7/20/37(b)(c)	502,675
500,000	CARLYLE US CLO Ltd., Series 2018-4A, Class D1R, 6.982% (3-Month TSFR + 3.100%) due 10/17/37(b)(c)	502,766
1,495,000	CBAM Ltd., Series 2017-2A, Class BR, 5.993% (3-Month TSFR + 2.112%) due 7/17/34(b)(c)	1,497,401
1,000,000	Cedar Funding XIX CLO Ltd., Series 2024-19A, Class D1, 6.860% (3-Month TSFR + 3.000%) due 1/23/38(b)(c)	999,970
500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, 6.934% (3-Month TSFR + 3.050%) due 10/20/37(b)(c)	502,771
	Clover CLO LLC:
500,000	Series 2018-1A, Class A1RR, 5.414% (3-Month TSFR + 1.530%) due 4/20/37(b)(c)	501,055
500,000	Series 2021-3A, Class DR, 6.408% (3-Month TSFR + 2.550%) due 1/25/35(b)(c)	498,747
500,000	Eldridge CLO Ltd., Series 2025-1A, Class A1, 5.250% (3-Month TSFR + 1.330%) due 10/20/38(b)(c)	500,422
655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class BR, 5.644% (3-Month TSFR + 1.750%) due 4/16/36(b)(c)	656,211
500,000	Empower CLO Ltd., Series 2023-2A, Class AR, 5.225% (3-Month TSFR + 1.320%) due 10/15/38(b)(c)	500,237
500,000	Jamestown CLO XII Ltd., Series 2019-1A, Class ARR, 5.602% (3-Month TSFR + 1.370%) due 3/20/38(b)(c)	500,751
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class D, 9.134% (3-Month TSFR + 5.250%) due 10/20/36(b)(c)	1,001,633
750,755	LCM XV LP, Series 15A, Class DR, 7.846% (3-Month TSFR + 3.962%) due 7/20/30(b)(c)	753,077
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 5.383% (3-Month TSFR + 1.502%) due 10/17/34(b)(c)	1,001,551
600,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class DR, 7.416% (3-Month TSFR + 3.512%) due 10/15/34(b)(c)	590,964
1,000,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class D1R2, 6.570% (3-Month TSFR + 2.700%) due 1/21/38(b)(c)	1,002,846
500,000	Shackleton CLO Ltd., Series 2013-3A, Class DR, 7.186% (3-Month TSFR + 3.282%) due 7/15/30(b)(c)	500,531
500,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class B, 5.946% (3-Month TSFR + 2.062%) due 10/20/31(b)(c)	501,645
1,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class AR1, 5.071% (3-Month TSFR + 1.280%) due 10/30/38(b)(c)	1,000,000
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 5.296% (3-Month TSFR + 1.392%) due 4/15/34(b)(c)	1,711,200
	Total Other ABS	18,068,065
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost - $22,492,555)	22,555,106

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS - 0.6%
Bermuda - 0.1%
$890,000	Bermuda Government International Bond, 2.375% due 8/20/30	$806,518
Brazil - 0.0%
200,000	Brazilian Government International Bond, 4.750% due 1/14/50	147,900
Canada - 0.1%
1,845,000	Province of Ontario Canada, 4.450% due 11/20/35	1,855,450
Colombia - 0.0%
200,000	Colombia Government International Bond, 4.125% due 5/15/51	125,100
Dominican Republic - 0.0%
100,000	Dominican Republic International Bond, 5.950% due 1/25/27	101,025
Hungary - 0.0%
435,000	Hungary Government International Bond, 5.500% due 3/26/36(b)	435,325
Israel - 0.1%
	Israel Government International Bond:
300,000	5.375% due 2/19/30	310,343
400,000	2.750% due 7/3/30	371,875
200,000	State of Israel, 3.800% due 5/13/60	137,199
	Total Israel	819,417
Mexico - 0.2%
	Mexico Government International Bond:
1,135,000	5.375% due 3/22/33	1,131,484
210,000	3.500% due 2/12/34	181,052
225,000	5.625% due 9/22/35	222,642
555,000	6.000% due 5/7/36	565,212
620,000	6.875% due 5/13/37	665,508
490,000	6.625% due 1/29/38	515,333
300,000	6.338% due 5/4/53	290,010
	Total Mexico	3,571,241
Morocco - 0.0%
200,000	Morocco Government International Bond, 4.000% due 12/15/50	145,879
Panama - 0.0%
450,000	Panama Government International Bond, 2.252% due 9/29/32	367,245
Romania - 0.1%
	Romanian Government International Bond:
300,000	5.875% due 1/30/29(b)	308,911
1,130,000	3.625% due 3/27/32	1,027,591
120,000	7.500% due 2/10/37(b)	131,792
	Total Romania	1,468,294
	TOTAL SOVEREIGN BONDS
	(Cost - $9,754,988)	9,843,394
SENIOR LOANS(c) - 0.3%
Canada - 0.0%
9,975	1261229 BC Ltd., 10.166% (1-Month USD-SOFR + 0.625%) due 10/8/30	9,840
79,800	Bausch + Lomb Corp., 8.166% (1-Month USD-SOFR + 0.425%) due 1/15/31	80,239
80,000	Green Infrastructure Partners Inc., 6.753% (3-Month USD-SOFR + 0.275%) due 9/24/32	80,100
48,873	Husky Injection Molding Systems Ltd., 7.753% (6-Month USD-SOFR + 0.375%) due 2/15/29	49,104
21,435	Ontario Gaming GTA LP, 8.240% (3-Month USD-SOFR + 0.425%) due 8/1/30	19,968
	Total Canada	239,251
Cayman Islands - 0.0%
34,825	AAdvantage Loyality IP Ltd., 7.134% (3-Month USD-SOFR + 0.325%) due 5/28/32	34,921
Denmark - 0.0%
25,000	Genmab AS, 0.000% due 11/19/32	25,083
France - 0.0%
45,493	Altice France SA, 10.860% (3-Month USD-SOFR + 0.688%) due 5/31/31	45,587
Germany - 0.0%
24,938	MV Holding GmbH, 5.916% (1-Month USD-SOFR + 0.200%) due 3/17/32	25,031

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
Ireland - 0.0%
$14,963	Flutter Entertainment PLC, 6.002% (3-Month USD-SOFR + 0.200%) due 6/4/32	$14,913
Netherlands - 0.0%
49,625	GBT Group Services BV, 6.358% (3-Month USD-SOFR + 0.250%) due 7/25/31	49,665
34,626	Hunter Douglas Holding BV, 7.252% (3-Month USD-SOFR + 0.325%) due 1/17/32	34,695
25,000	Lavender Dutch BorrowerCo BV, 0.000% due 9/27/32	25,047
35,000	Sunrise HoldCo III BV, 0.000% due 2/15/32	35,025
	Total Netherlands	144,432
United Kingdom - 0.0%
44,775	Ardonagh Midco 3 Ltd., 6.940% (6-Month USD-SOFR + 0.275%) due 2/15/31	44,607
36,196	EG Group Ltd., 7.322% (3-Month USD-SOFR + 0.350%) due 2/7/28	36,310
40,000	Froneri International Ltd., 6.372% (6-Month USD-SOFR + 0.250%) due 8/2/32	40,002
9,700	Ineos Quattro Holdings UK Ltd., 8.166% (1-Month USD-SOFR + 0.425%) due 10/7/31	7,184
15,000	Project Aurora Holdco 1 Ltd., 0.000% due 9/30/32	15,056
	Total United Kingdom	143,159
United States - 0.3%
95,000	Acrisure LLC, 6.916% (1-Month USD-SOFR + 0.300%) due 11/6/30	94,857
27,966	ADMI Corp., 7.780% (1-Month USD-SOFR + 0.375%) due 12/23/27	26,008
35,000	Alera Group Inc., 7.166% (1-Month USD-SOFR + 0.325%) due 5/30/32	35,131
35,000	Allied Universal Holdco LLC, 7.266% (1-Month USD-SOFR + 0.325%) due 8/20/32	35,127
45,000	Allison Transmission Inc., 0.000% due 11/5/32	45,135
25,000	American Axle & Manufacturing Inc., 0.000% due 2/24/32	25,000
9,975	AmWINS Group Inc., 6.252% (3-Month USD-SOFR + 0.225%) due 1/30/32	9,997
20,000	Applied Systems Inc, 8.502% (3-Month USD-SOFR + 0.450%) due 2/23/32	20,350
89,100	Apro LLC, 7.677% (3-Month USD-SOFR + 0.375%) due 7/9/31	89,295
89,509	Ascend Learning LLC, 6.916% (1-Month USD-SOFR + 0.300%) due 12/11/28	89,488
69,474	Aspire Bakeries Holdings LLC, 7.416% (1-Month USD-SOFR + 0.350%) due 12/23/30	69,767
	Asurion LLC:
10,000	9.280% (1-Month USD-SOFR + 0.525%) due 1/20/29	9,346
19,988	8.166% (1-Month USD-SOFR + 0.425%) due 9/19/30	19,598
35,000	Aveanna Healthcare LLC, 7.666% (1-Month USD-SOFR + 0.375%) due 9/17/32	35,159
30,000	Blackfin Pipeline LLC, 6.938% (1-Month USD-SOFR + 0.300%) due 9/29/32	30,013
30,000	Boots Group Finco LP, 7.416% (1-Month USD-SOFR + 0.350%) due 8/30/32	30,187
44,439	Cengage Learning Inc., 7.357% (1-Month USD-SOFR + 0.350%) due 3/24/31	44,081
95,000	Colossus AcquireCo LLC, 5.890% (3-Month + 0.175%) due 7/30/32	94,599
90,401	Commscope LLC, 8.666% (1-Month USD-SOFR + 0.475%) due 12/17/29	90,827
19,850	Corpay Technologies Operating Co. LLC, 5.666% (1-Month USD-SOFR + 0.175%) due 4/28/28	19,847
44,850	Cotiviti Inc., 6.734% (1-Month USD-SOFR + 0.275%) due 3/26/32	43,019
5,000	CPI Holdco B LLC, 0.000% (1-Month USD-SOFR + 0.200%) due 5/17/31	5,002
44,738	Crown Finance US Inc., 8.484% (1-Month USD-SOFR + 0.450%) due 12/2/31	44,677
8,232	CSC Holdings LLC, 8.500% (3-Month Prime Rate + 0.150%) due 4/15/27	7,311
27,565	Cyxtera DC Holdings Inc., 0.000% (3-Month USD-SOFR + 0.300%) due 6/12/25(d)	–
90,000	Dawn Bidco LLC, 0.000% due 10/7/32	89,724
90,000	DG Investment Intermediate Holdings 2 Inc., 7.666% (1-Month USD-SOFR + 0.375%) due 7/9/32	90,140
3,730	DIRECTV Financing LLC, 9.102% (3-Month USD-SOFR + 0.500%) due 8/2/27	3,729
53,779	Eagle Parent Corp., 8.252% (3-Month USD-SOFR + 0.425%) due 4/2/29	53,686
10,000	Edelman Financial Engines Center LLC, 9.166% (1-Month USD-SOFR + 0.525%) due 10/6/28	9,997
24,750	EMRLD Borrower LP, 6.122% (6-Month USD-SOFR + 0.225%) due 8/4/31	24,749
14,962	Focus Financial Partners LLC, 6.416% (1-Month USD-SOFR + 0.250%) due 9/15/31	14,959
42,835	Freeport LNG investments LLLP, 7.120% (3-Month USD-SOFR + 0.325%) due 12/21/28	42,942
77,608	Gainwell Acquisition Corp., 8.102% (3-Month USD-SOFR + 0.400%) due 10/1/27	76,735
9,962	Golden State Foods LLC, 7.998% (3-Month USD-SOFR + 0.400%) due 12/4/31	9,999
35,000	Grant Thornton Advisors LLC, 6.916% (1-Month USD-SOFR + 0.300%) due 6/2/31	35,050
25,000	Great Outdoors Group LLC, 0.000% (1-Month USD-SOFR + 0.325%) due 1/23/32	25,050
15,000	Herc Holdings Inc., 6.006% (1-Month USD-SOFR + 0.200%) due 6/2/32	15,066
49,459	Hexion Inc., 7.960% (1-Month USD-SOFR + 0.400%) due 3/15/29	48,078

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) - (continued)
United States - (continued)
$54,863	HighTower Holding LLC, 6.651% (3-Month USD-SOFR + 0.275%) due 2/3/32	$54,794
5,000	Ineos US Finance LLC, 6.916% (1-Month USD-SOFR + 0.300%) due 2/7/31	4,116
55,000	ION Platform Finance US Inc., 7.685% (3-Month USD-SOFR + 0.375%) due 10/7/32	52,216
	Kaman Corp.:
372	1.520% (3-Month + 0.250%) due 2/26/32	373
41,113	6.378% (6-Month USD-SOFR + 0.250%) due 2/26/32	41,228
24,937	Kenan Advantage Group Inc., 7.166% (1-Month USD-SOFR + 0.325%) due 1/25/29	24,594
25,784	LBM Acquisition LLC, 7.810% (1-Month USD-SOFR + 0.375%) due 6/6/31	24,259
64,511	LC Ahab US Bidco LLC, 6.916% (1-Month USD-SOFR + 0.300%) due 5/1/31	64,659
55,739	LifePoint Health Inc., 7.655% (1-Month USD-SOFR + 0.375%) due 5/17/31	55,873
35,000	Live Nation Entertainment Inc., 5.950% (1-Month USD-SOFR + 0.200%) due 10/21/32	35,000
45,436	Lumen Technologies Inc., 6.380% (1-Month USD-SOFR + 0.235%) due 4/16/29	45,135
49,287	Madison IAQ LLC, 6.637% (3-Month USD-SOFR + 0.275%) due 11/8/32	49,489
37,200	Madison Safety & Flow LLC, 6.416% (1-Month USD-SOFR + 0.250%) due 9/26/31	37,339
22,157	McAfee Corp., 6.916% (1-Month USD-SOFR + 0.300%) due 3/1/29	20,420
30,000	Meade Pipeline Co. LLC, 6.003% (3-Month USD-SOFR + 0.200%) due 9/22/32	30,113
52,795	MH Sub I LLC, 8.166% (1-Month USD-SOFR + 0.425%) due 12/31/31	42,918
34,825	MI Windows and Doors LLC, 6.666% (1-Month USD-SOFR + 0.275%) due 3/28/31	34,750
	Mitchell International Inc.:
49,516	7.166% (1-Month USD-SOFR + 0.325%) due 6/17/31	49,618
10,000	9.166% (1-Month USD-SOFR + 0.525%) due 6/17/32	9,840
36,292	NEP Group Inc., 8.416% (1-Month USD-SOFR + 0.450%) due 10/17/31	33,461
34,913	Nexstar Media Inc., 6.416% (1-Month USD-SOFR + 0.250%) due 6/28/32	34,975
35,000	OPENLANE Inc., 6.365% (3-Month USD-SOFR + 0.250%) due 10/8/32	35,000
85,000	OVG Business Services LLC, 6.916% (1-Month USD-SOFR + 0.300%) due 6/25/31	84,841
20,000	Pacific Dental Services LLC, 0.000% (1-Month USD-SOFR + 0.325%) due 3/15/31	20,034
25,000	PetSmart LLC, 7.960% (1-Month USD-SOFR + 0.400%) due 8/18/32	24,771
12,581	Pinnacle Buyer LLC, 6.485% (3-Month USD-SOFR + 0.250%) due 10/1/32	12,636
37,464	Polaris Newco LLC, 8.102% (3-Month USD-SOFR + 0.400%) due 6/2/28	35,254
49,875	Prime Security Services Borrower LLC, 5.750% (1-Month USD-SOFR + 0.175%) due 3/7/32	49,575
79,600	Quikrete Holdings Inc., 6.166% (1-Month USD-SOFR + 0.225%) due 2/10/32	79,672
55,000	Radiology Partners Inc., 8.502% (3-Month USD-SOFR + 0.450%) due 6/30/32	54,744
	RealPage Inc.:
15,000	7.263% (3-Month USD-SOFR + 0.300%) due 4/24/28	14,976
34,825	7.752% (3-Month USD-SOFR + 0.375%) due 4/24/28	34,922
14,574	Sabre GLBL Inc., 10.016% (1-Month USD-SOFR + 0.600%) due 11/15/29	13,117
63,806	Savor Acquisition Inc., 6.840% (3-Month USD-SOFR + 0.300%) due 2/19/32	64,125
14,924	Staples Inc., 9.604% (3-Month USD-SOFR + 0.575%) due 9/4/29	13,987
35,240	Stubhub Holdco Sub LLC, 8.666% (1-Month USD-SOFR + 0.475%) due 3/15/30	34,337
35,000	Talen Energy Supply LLC, 0.000% due 11/25/32	35,000
29,925	Team Health Holdings Inc., 8.340% (3-Month USD-SOFR + 0.450%) due 6/30/28	29,954
79,800	Tecta America Corp., 6.916% (1-Month USD-SOFR + 0.300%) due 2/18/32	80,045
14,963	TKO Worldwide Holdings LLC, 5.868% (3-Month USD-SOFR + 0.200%) due 11/21/31	15,008
110,000	TransDigm Inc., 6.502% (3-Month USD-SOFR + 0.250%) due 8/19/32	110,216
45,000	Trucordia Insurance Holdings LLC, 7.166% (1-Month USD-SOFR + 0.325%) due 6/17/32	45,037
55,000	Univision Communications Inc., 0.000% due 1/31/29	54,416
19,800	Verde Purchaser LLC, 8.002% (3-Month USD-SOFR + 0.400%) due 11/30/30	19,607
38,188	Vestis Corp., 6.072% (3-Month USD-SOFR + 0.225%) due 2/22/31	34,369
10,000	Victory Capital Holdings Inc., 6.102% (3-Month USD-SOFR + 0.200%) due 9/23/32	10,054
48,141	Victra Holdings LLC, 7.752% (3-Month USD-SOFR + 0.375%) due 3/29/29	48,141
40,000	Virgin Media Bristol LLC, 7.052% (6-Month USD-SOFR + 0.318%) due 3/31/31	39,231
50,000	Voyager Parent LLC, 8.752% (3-Month USD-SOFR + 0.475%) due 7/1/32	49,996
24,363	White Cap Supply Holdings LLC, 7.215% (1-Month USD-SOFR + 0.325%) due 10/19/29	24,425
10,000	WhiteWater Matterhorn Holdings LLC, 6.252% (3-Month USD-SOFR + 0.225%) due 6/16/32	10,014

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units		Security	Value
SENIOR LOANS(c) - (continued)
United States - (continued)
		X Corp.:
$25,000		9.500% (6-Month USD-SOFR + 0.950%) due 10/26/29	$24,760
44,885		10.448% (6-Month USD-SOFR + 0.650%) due 10/26/29	43,673
38,357		Zayo Group Holdings Inc., 7.530% (1-Month USD-SOFR + 0.350%) due 3/11/30	36,327
48,496		Zelis Cost Management Buyer Inc., 7.166% (1-Month USD-SOFR + 0.325%) due 11/26/31	48,037
18,227		Ziggo Financing Partnership, 6.706% (6-Month USD-SOFR + 0.250%) due 4/30/28	18,214
		Total United States	3,647,410
		TOTAL SENIOR LOANS
		(Cost - $4,365,964)	4,319,787

Rating††

MUNICIPAL BONDS - 0.1%
California - 0.0%
20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	21,844
New York - 0.1%
340,000	A	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	387,207
580,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	573,419
		Total New York	960,626
		TOTAL MUNICIPAL BONDS
		(Cost - $1,136,331)	982,470

Shares/Units

EXCHANGE TRADED FUND (ETF) - 1.9%
294,180	iShares Core U.S. Aggregate Bond
	(Cost - $29,025,593)	29,659,228
COMMON STOCK - 0.0%
INDUSTRIAL - 0.0%
Machinery-Diversified - 0.0%
266	Mangrove Luxco III SARL*(d)(j)
	(Cost - $4,765)	4,858
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,660,474,300)	1,565,731,163

Face Amount†

SHORT-TERM INVESTMENTS - 1.5%
TIME DEPOSITS - 1.5%
56	EUR	Citibank - London, 0.880% due 12/1/25	65
21,104,593		Citibank - New York, 3.220% due 12/1/25	21,104,593
2,196,743		Royal Bank of Canada - Toronto, 3.220% due 12/1/25	2,196,743
		TOTAL TIME DEPOSITS
		(Cost - $23,301,401)	23,301,401

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
94,035	Federated Government Obligations Fund, Premier Class, 3.915%(k)
	(Cost - $94,035)	94,035
	TOTAL INVESTMENTS - 102.5%
	(Cost - $1,683,869,736)	1,589,126,599
	Liabilities in Excess of Other Assets - (2.5)%	(39,423,445)
	TOTAL NET ASSETS - 100.0%	$1,549,703,154

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	This security is traded on a TBA basis.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $260,437,474 and represents 16.81% of net assets.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(d)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2025, amounts to $691,210 and represents 0.04% of net assets.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(f)	All or a portion of this security is on loan.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Interest only security.
(i)	Principal only security.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(k)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CBT	—	Chicago Board of Trade
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MFA	—	Mortgage Finance Authority
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principals
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	26.1%
Mortgage-Backed Securities	24.9
Corporate Bonds & Notes	18.0
Collateralized Mortgage Obligations	16.1
Asset-Backed Securities	9.2
Exchange Traded Fund (ETF)	1.9
Collateralized Loan Obligations	1.4
Sovereign Bonds	0.6
Senior Loans	0.3
Municipal Bonds	0.0	*
Common Stocks	0.0	*
Short-Term Investments	1.5
Money Market Fund	0.0	*
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

At November 30, 2025, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10 Year Note (CBT)	62	3/26	$7,025,938	$7,027,313	$1,375
U.S. 10 Year Ultra	52	3/26	6,037,472	6,042,562	5,090
U.S. 2 Year Note (CBT)	118	3/26	24,651,859	24,645,406	(6,453)
U.S. Long Bond (CBT)	30	3/26	3,619,674	3,628,125	8,451
					$8,463
Contracts to Sell:
U.S. 5 Year Note (CBT)	223	3/26	$(24,480,202)	$24,477,734	$2,468
U.S. Long Bond (CBT)	40	3/26	(4,687,654)	4,697,500	(9,846)
					$(7,378)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$1,085

At November 30, 2025, Destinations Core Fixed Income Fund had deposited cash of $(984) with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2025, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	4.160%	3/19/45	USD	7,445,000	$(193,514)	$(14,326)	$(179,188)
Receive	SOFR	3.590%	9/20/53	USD	1,175,000	77,697	5,065	72,632
Receive	SOFR	3.250%	6/21/53	USD	960,000	122,021	(10,562)	132,583
Receive	SOFR	2.970%	3/15/53	USD	2,025,000	362,296	6,559	355,737
						$368,500	$(13,264)	$381,764

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$300,000	2.000% due 12/1/40(a) (Proceeds — $275,695)	$(277,281)
1,550,000	3.000% due 12/1/40(a) (Proceeds — $1,486,184)	(1,491,317)
675,000	3.500% due 12/1/40(a) (Proceeds — $654,064)	(656,236)
5,320,000	5.000% due 12/1/54(a) (Proceeds — $5,311,644)	(5,308,700)
3,575,000	2.000% due 12/1/55(a) (Proceeds — $2,898,568)	(2,908,134)
4,446,000	2.500% due 12/1/55(a) (Proceeds — $3,816,834)	(3,782,043)
1,690,000	3.000% due 12/1/55(a) (Proceeds — $1,498,782)	(1,500,746)
361,000	3.500% due 12/1/55(a) (Proceeds — $332,712)	(333,869)
1,500,000	4.000% due 12/1/55(a) (Proceeds — $1,417,441)	(1,428,504)
2,196,000	4.500% due 12/1/55(a) (Proceeds — $2,153,195)	(2,149,554)
2,830,000	2.500% due 1/1/56(a) (Proceeds — $2,410,389)	(2,408,147)
3,325,000	4.500% due 1/1/56(a) (Proceeds — $3,246,153)	(3,252,337)
950,000	6.500% due 1/1/56(a) (Proceeds — $984,289)	(984,630)

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Core Fixed Income Fund (concluded)

Face Amounts	Security	Value
	Government National Mortgage Association:
$350,000	3.000% due 12/1/55(a) (Proceeds — $315,848)	$(315,727)
1,313,000	3.500% due 12/1/55(a) (Proceeds — $1,195,446)	(1,203,498)
590,000	4.000% due 12/1/55(a) (Proceeds — $558,941)	(559,318)
180,000	4.500% due 12/1/55(a) (Proceeds — $175,577)	(176,024)
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $28,731,762)	$(28,736,065)

(a)	This security is traded on a TBA basis.

Currency Abbreviations used in this schedule:

EUR	—	Euro

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 38.0%
Basic Materials - 0.4%
200,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(a)	$200,523
200,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	199,402
200,000		Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	210,239
200,000		OCP SA, Senior Unsecured Notes, 6.100% due 4/30/30	208,486
108,000		Rio Tinto Finance USA PLC, Company Guaranteed Notes, 4.875% due 3/14/30	111,165
		Sherwin-Williams Co., Senior Unsecured Notes:
35,000		4.550% due 3/1/28	35,362
80,000		4.300% due 8/15/28	80,499
		Total Basic Materials	1,045,676
Communications - 4.4%
98,000		AppLovin Corp., Senior Unsecured Notes, 5.125% due 12/1/29	100,245
1,701,000		GCI LLC, Company Guaranteed Notes, 4.750% due 10/15/28(a)	1,648,340
1,351,000		Gen Digital Inc., Company Guaranteed Notes, 6.750% due 9/30/27(a)	1,377,601
1,848,000		Getty Images Inc., Company Guaranteed Notes, 14.000% due 3/1/28(a)(b)	1,755,600
2,169,000		Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(a)	2,082,335
344,695		Go North Group AB, zero coupon, due 12/31/49(c)(d)	–
944,079		Go North Group AB, Senior Secured Notes, 9.808% (SOFRRATE + 5.762%) due 2/9/26(d)(e)	908,204
1,835,971	SEK	Go North Group AB, Senior Unsecured Notes, 15.000% due 2/2/28(d)	–
3,565,490		GrubHub Holdings Inc., Senior Secured Notes, 13.000% due 7/31/30(a)(b)(f)	3,024,625
37,000		Meta Platforms Inc., Senior Unsecured Notes, 4.200% due 11/15/30	37,257
180,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	179,014
200,000		Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	199,000
912,000		T-Mobile USA Inc., Company Guaranteed Notes, 2.250% due 2/15/26	907,973
87,000		Uber Technologies Inc., Senior Unsecured Notes, 4.150% due 1/15/31	86,619
		Total Communications	12,306,813
Consumer Cyclical - 2.2%
		Dana Inc., Senior Unsecured Notes:
322,000		5.375% due 11/15/27	322,639
1,320,000		5.625% due 6/15/28	1,320,607
48,000		Darden Restaurants Inc., Senior Unsecured Notes, 4.350% due 10/15/27	48,208
159,000		Delta Air Lines Inc., Senior Unsecured Notes, 4.950% due 7/10/28	161,439
1,400,000	EUR	European Entertainment Intressenter BidCo AB, Senior Secured Notes, 9.261% (3-Month EURIBOR + 7.250%) due 9/29/30(e)	1,551,263
548,000		General Motors Financial Co., Inc., Senior Unsecured Notes, 1.250% due 1/8/26	546,245
147,000		Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	149,261
114,000		Hyundai Capital America, Senior Unsecured Notes, 4.550% due 9/26/29(a)	114,583
106,000		Marriott International Inc., Senior Unsecured Notes, 4.800% due 3/15/30	108,358
		Meritage Homes Corp., Company Guaranteed Notes:
77,000		5.125% due 6/6/27	77,470
10,000		3.875% due 4/15/29(a)	9,797
659,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 10.380% (3-Month EURIBOR + 8.400%) due 12/29/26(e)	769,942
929,000		United Airlines Inc., Senior Secured Notes, 4.375% due 4/15/26(a)	927,829
		Total Consumer Cyclical	6,107,641
Consumer Non-cyclical - 11.7%
		AbbVie Inc., Senior Unsecured Notes:
890,000		2.950% due 11/21/26	881,683
39,000		4.875% due 3/15/30	40,303
9,000		Agilent Technologies Inc., Senior Unsecured Notes, 4.200% due 9/9/27	9,025
		Altria Group Inc., Company Guaranteed Notes:
28,000		6.200% due 11/1/28	29,611
47,000		4.500% due 8/6/30	47,355
17,000		Avery Dennison Corp., Senior Unsecured Notes, 4.875% due 12/6/28	17,354
7,000		BAT Capital Corp., Company Guaranteed Notes, 4.906% due 4/2/30	7,169

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - (continued)
75,000		BAT International Finance PLC, Company Guaranteed Notes, 5.931% due 2/2/29	$78,839
159,000		Biogen Inc., Senior Unsecured Notes, 5.050% due 1/15/31	164,532
200,000		BRF GmbH, Company Guaranteed Notes, 4.350% due 9/29/26	197,586
79,000		Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.200% due 9/17/29	79,017
13,681,000		Cannabist Co. Holdings Inc., Senior Secured Notes, 9.250% due 12/31/28	7,319,335
78,000		Cardinal Health Inc., Senior Unsecured Notes, 5.125% due 2/15/29	80,426
826,000		Charles River Laboratories International Inc., Company Guaranteed Notes, 4.250% due 5/1/28(a)	817,424
86,000		Edwards Lifesciences Corp., Senior Unsecured Notes, 4.300% due 6/15/28	86,308
266,000		Element Fleet Management Corp., Senior Unsecured Notes, 5.037% due 3/25/30(a)	272,549
103,000		Elevance Health Inc., Senior Unsecured Notes, 5.150% due 6/15/29	106,256
1,451,000		Eli Lilly & Co., Senior Unsecured Notes, 5.000% due 2/27/26	1,451,018
112,000		Equifax Inc., Senior Unsecured Notes, 4.800% due 9/15/29	113,825
920,000		Euronet Worldwide Inc., Senior Unsecured Notes, 0.625% due 10/1/30(a)	821,100
1,199,000	EUR	Formycon AG, Company Guaranteed Notes, 9.029% (3-Month EURIBOR + 7.000%) due 7/9/29(e)	1,287,946
208,000		GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 8/14/29	212,773
		Global Payments Inc., Senior Unsecured Notes:
40,000		5.300% due 8/15/29	40,931
79,000		4.875% due 11/15/30	79,185
901,000		HCA Inc., Company Guaranteed Notes, 5.250% due 6/15/26	901,692
70,000		Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	70,201
200,000		JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	199,979
114,000		Laboratory Corp. of America Holdings, Company Guaranteed Notes, 4.350% due 4/1/30	114,299
7,075,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(c)(d)	6,013,750
11,250,000	SEK	Magle Chemoswed Holding AB, Senior Secured Notes, 8.369% (3-Month SEK-STIBOR + 6.500%) due 7/4/28(c)(e)	1,152,042
185,000		Mars Inc., Senior Unsecured Notes, 4.800% due 3/1/30(a)	189,511
74,000		Merck Sharp & Dohme Corp., Company Guaranteed Notes, 5.950% due 12/1/28	78,374
200,000		NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	200,169
2,300,000	EUR	OP Holdco GmbH, Senior Secured Notes, 8.576% (3-Month EURIBOR + 6.500%) due 6/5/29(a)(e)	2,500,500
39,000		PayPal Holdings Inc., Senior Unsecured Notes, 4.450% due 3/6/28	39,486
2,354,000		Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	2,353,856
429,000		Pfizer Inc., Senior Unsecured Notes, 4.200% due 11/15/30	431,053
412,000		Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	413,144
135,087		Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	137,929
		Quanta Services Inc., Senior Unsecured Notes:
78,000		4.750% due 8/9/27	78,801
81,000		4.500% due 1/15/31	81,341
93,000		Quest Diagnostics Inc., Senior Unsecured Notes, 4.200% due 6/30/29	93,403
146,667		Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	109,547
81,000		Sysco Corp., Company Guaranteed Notes, 5.100% due 9/23/30	83,668
1,815,000		Trulieve Cannabis Corp., Senior Secured Notes, 8.000% due 10/6/26	1,816,265
87,000		Verisk Analytics Inc., Senior Unsecured Notes, 4.500% due 8/15/30	87,705
1,370,000		Williams Scotsman Inc., Senior Secured Notes, 4.625% due 8/15/28(a)	1,353,321
		Zimmer Biomet Holdings Inc., Senior Unsecured Notes:
31,000		4.700% due 2/19/27	31,209
90,000		5.050% due 2/19/30	92,814
		Total Consumer Non-cyclical	32,865,609
Energy - 3.3%
162,500		AI Candelaria -spain- SA, Senior Secured Notes, 7.500% due 12/15/28	164,328
55,000		Boardwalk Pipelines LP, Company Guaranteed Notes, 4.450% due 7/15/27	55,154
133,000		Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	132,962

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
	Coterra Energy Inc., Senior Unsecured Notes:
10,000	3.900% due 5/15/27	$9,959
7,000	4.375% due 3/15/29	7,011
24,000	DCP Midstream Operating LP, Company Guaranteed Notes, 5.125% due 5/15/29	24,567
27,000	Devon Energy Corp., Senior Unsecured Notes, 5.250% due 10/15/27	27,000
44,000	Enbridge Inc., Company Guaranteed Notes, 6.000% due 11/15/28	46,258
183,000	Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	186,183
2,400,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	2,472,000
94,160	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	94,273
2,800,000	HMH Holding BV, Senior Secured Notes, 9.875% due 11/16/26	2,861,420
76,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.000% due 2/1/29	77,896
158,000	MPLX LP, Senior Unsecured Notes, 4.800% due 2/15/29	160,535
1,901,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.500% due 1/15/28(a)	1,903,452
123,000	NGPL PipeCo LLC, Senior Unsecured Notes, 4.875% due 8/15/27(a)	123,309
	ONEOK Inc., Company Guaranteed Notes:
160,000	5.375% due 6/1/29	164,900
79,000	4.400% due 10/15/29	79,246
	Petrobras Global Finance BV, Company Guaranteed Notes:
100,000	7.375% due 1/17/27	103,333
50,000	5.999% due 1/27/28	51,219
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
77,000	6.875% due 1/15/29	78,101
117,000	5.500% due 3/1/30	119,052
	Western Midstream Operating LP, Senior Unsecured Notes:
16,000	6.350% due 1/15/29	16,884
100,000	4.050% due 2/1/30	98,346
109,000	Williams Cos., Inc., Senior Unsecured Notes, 4.800% due 11/15/29	111,158
	Total Energy	9,168,546
Financial - 5.8%
258,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 5.750% due 6/6/28	267,482
84,000	Agree LP, Company Guaranteed Notes, 2.900% due 10/1/30	78,798
256,000	American Express Co., Senior Unsecured Notes, 4.731% (SOFRRATE + 1.260%) due 4/25/29(e)	260,251
57,000	American Homes 4 Rent LP, Senior Unsecured Notes, 4.250% due 2/15/28	57,111
288,000	American Tower Corp., Senior Unsecured Notes, 4.900% due 3/15/30	294,708
	Athene Global Funding, Secured Notes:
107,000	4.721% due 10/8/29(a)	107,030
181,000	5.033% due 7/17/30(a)	183,162
	Aviation Capital Group LLC, Senior Unsecured Notes:
16,000	6.250% due 4/15/28(a)	16,644
189,000	4.800% due 10/24/30(a)	189,307
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
75,000	6.375% due 5/4/28(a)	78,206
174,000	5.375% due 5/30/30(a)	178,889
150,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25	149,550
150,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(a)	149,550
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	200,755
200,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(e)	197,132
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(e)	298,485
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(e)	213,723
200,000	Bank Negara Indonesia Persero Tbk PT, Subordinated Notes, 3.750% due 3/30/26	198,810

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
		Bank of America Corp., Senior Unsecured Notes:
58,000		3.559% (3-Month TSFR + 1.322%) due 4/23/27(e)	$57,866
157,000		4.979% (SOFRRATE + 0.830%) due 1/24/29(e)	159,935
2,104,000		BGC Group Inc., Senior Unsecured Notes, 4.375% due 12/15/25	2,102,725
		Brown & Brown Inc., Senior Unsecured Notes:
25,000		4.700% due 6/23/28	25,242
26,000		4.500% due 3/15/29	26,089
		Canadian Imperial Bank of Commerce, Senior Unsecured Notes:
247,000		4.243% (SOFRRATE + 0.600%) due 9/8/28(e)	247,611
78,000		5.245% (SOFRRATE + 1.105%) due 1/13/31(e)	80,831
		Citigroup Inc., Senior Unsecured Notes:
95,000		4.786% (SOFRRATE + 0.870%) due 3/4/29(e)	96,343
201,000		4.542% (SOFRRATE + 1.338%) due 9/19/30(e)	202,834
28,000		CNA Financial Corp., Senior Unsecured Notes, 3.900% due 5/1/29	27,731
3,307,424		Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	3,090,418
100,000		Corebridge Global Funding, Senior Secured Notes, 5.750% due 7/2/26(a)	101,002
55,000		CubeSmart LP, Company Guaranteed Notes, 4.375% due 2/15/29	55,206
200,000		DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(e)	198,463
159,000		Equinix Europe 2 Financing Corp. LLC, Company Guaranteed Notes, 4.600% due 11/15/30	160,044
313,000		Extra Space Storage LP, Company Guaranteed Notes, 5.500% due 7/1/30	327,225
124,000		Goldman Sachs Bank USA, Senior Unsecured Notes, 4.893% (SOFRRATE + 0.770%) due 3/18/27(e)	124,159
81,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 4.153% (SOFRRATE + 0.900%) due 10/21/29(e)	81,058
2,734,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	2,698,865
260,000		Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	258,616
1,902		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	1,902
200,000		Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(e)	198,207
		JPMorgan Chase & Co., Senior Unsecured Notes:
182,000		4.993% (SOFRRATE + 0.920%) due 4/22/28(e)	183,186
127,000		4.915% (SOFRRATE + 0.800%) due 1/24/29(e)	129,429
110,000		LPL Holdings Inc., Company Guaranteed Notes, 4.625% due 11/15/27(a)	109,976
53,000		M&T Bank Corp., Senior Unsecured Notes, 4.833% (SOFRRATE + 0.930%) due 1/16/29(e)	53,766
		New York Life Global Funding, Secured Notes:
10,000		4.648% (SOFRRATE + 0.480%) due 6/9/26(a)(e)	10,013
13,000		4.700% due 1/29/29(a)	13,253
2,500,000	SEK	Novedo Holding AB, Senior Secured Notes, 9.144% (3-Month SEK-STIBOR + 7.000%) due 9/23/27(e)	253,363
573,000		Oaktree Strategic Credit Fund, Senior Unsecured Notes, 6.190% due 7/15/30(a)	578,022
75,000		Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.750% due 1/15/28	75,645
200,000		Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(e)	200,695
9,000		Pacific Life Global Funding II, Senior Secured Notes, 4.799% (SOFRRATE + 0.620%) due 6/4/26(a)(e)	9,017
154,000		Royal Bank of Canada, Senior Unsecured Notes, 4.940% (SOFRRATE + 0.860%) due 10/18/28(e)	154,944
40,000		State Street Corp., Senior Unsecured Notes, 4.543% (SOFRRATE + 0.950%) due 4/24/28(e)	40,331
264,000		Truist Financial Corp., Senior Unsecured Notes, 7.161% (SOFRRATE + 2.446%) due 10/30/29(e)	285,856
200,000		United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(e)	195,978

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
225,000		VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.250% due 12/1/26(a)	$224,881
		Wells Fargo & Co., Senior Unsecured Notes:
164,000		5.143% (SOFRRATE + 1.070%) due 4/22/28(e)	164,959
76,000		6.303% (SOFRRATE + 1.790%) due 10/23/29(e)	80,475
		Total Financial	16,205,754
Healthcare - 1.9%
6,068,970		ProSomnus Inc., Senior Secured Notes, 8.000% due 12/31/26@(c)(d)	5,410,487
Industrial - 3.3%
205,000	EUR	Alltub Group SAS, Senior Secured Notes, 8.498% (3-Month EURIBOR + 6.500%) due 4/30/30(e)	240,701
90,000		Amrize Finance US LLC, Company Guaranteed Notes, 4.700% due 4/7/28(a)	91,113
128,000		Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	131,163
221,979		Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	182,067
15,590,000	SEK	Cabonline Group Holding AB, Senior Secured Notes, 10.000% due 3/19/28	1,567,597
185,000		Canadian Pacific Railway Co., Company Guaranteed Notes, 4.800% due 3/30/30	189,823
200,000		Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(e)(g)	199,245
		GATX Corp., Senior Unsecured Notes:
81,000		4.700% due 4/1/29	82,095
5,000		4.000% due 6/30/30	4,931
2,845,000		Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	2,810,139
249,000		Jacobs Engineering Group Inc., Company Guaranteed Notes, 6.350% due 8/18/28	262,752
114,361		Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	118,724
165,000		MasTec Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	164,666
200,000		MISC Capital Two Labuan Ltd., Company Guaranteed Notes, 3.750% due 4/6/27	198,538
67,000		Molex Electronic Technologies LLC, Senior Unsecured Notes, 4.750% due 4/30/28(a)	67,764
214,000		New Enterprise Stone & Lime Co., Inc., Senior Unsecured Notes, 9.750% due 7/15/28(a)	214,215
172,000		Northrop Grumman Corp., Senior Unsecured Notes, 4.650% due 7/15/30	175,384
159,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.250% due 2/1/30(a)	164,035
157,000		Republic Services Inc., Senior Unsecured Notes, 4.750% due 7/15/30	161,201
		Ryder System Inc., Senior Unsecured Notes:
6,000		5.250% due 6/1/28	6,164
63,000		4.300% due 12/1/30	62,902
63,000		Sonoco Products Co., Senior Unsecured Notes, 4.450% due 9/1/26	63,046
167,000		Veralto Corp., Company Guaranteed Notes, 5.500% due 9/18/26	168,565
2,077,000		XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	2,119,462
		Total Industrial	9,446,292
Technology - 3.8%
76,000		Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	78,006
1,400,000	EUR	Azerion Group NV, Senior Secured Notes, 7.532% (3-Month EURIBOR + 5.500%) due 10/2/29(e)	1,561,037
67,000		Broadcom Inc., Senior Unsecured Notes, 4.350% due 2/15/30	67,571
163,000		Dell International LLC/EMC Corp., Company Guaranteed Notes, 4.350% due 2/1/30	163,082
1,115,000		Fair Isaac Corp., Senior Unsecured Notes, 5.250% due 5/15/26(a)	1,117,197
252,000		Fiserv Inc., Senior Unsecured Notes, 4.750% due 3/15/30	253,507
		Hewlett Packard Enterprise Co., Senior Unsecured Notes:
141,000		4.050% due 9/15/27	140,871
213,000		4.550% due 10/15/29	214,492
17,493,689	SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(c)(h)	1,110,957
74,000		Kyndryl Holdings Inc., Senior Unsecured Notes, 2.050% due 10/15/26	72,549
81,000		Marvell Technology Inc., Company Guaranteed Notes, 4.750% due 7/15/30	82,204
63,000		Marvell Technology Inc., Senior Unsecured Notes, 5.750% due 2/15/29	65,840
121,000		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.300% due 8/19/28	121,353
47,000		Oracle Corp., Senior Unsecured Notes, 4.450% due 9/26/30	46,312
46,000		Paychex Inc., Senior Unsecured Notes, 5.100% due 4/15/30	47,273
49,000		Roper Technologies Inc., Senior Unsecured Notes, 4.250% due 9/15/28	49,230

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology - (continued)
2,653,000		SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	$2,652,574
1,900,000	EUR	Trustly AB, Senior Secured Notes, 8.776% (3-Month EURIBOR + 6.750%) due 10/8/30(e)	2,148,258
612,000		Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	611,477
		Total Technology	10,603,790
Utilities - 1.2%
208,000		American Electric Power Co., Inc., Senior Unsecured Notes, 5.200% due 1/15/29	214,871
65,000		Black Hills Corp., Senior Unsecured Notes, 4.550% due 1/31/31	65,022
50,000		CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	51,848
179,000		Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	187,508
271,250		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28	244,125
200,000		Comision Federal de Electricidad, Senior Unsecured Notes, 4.750% due 2/23/27	200,444
92,000		Dominion Energy Inc., Senior Unsecured Notes, 5.000% due 6/15/30	94,766
95,000		DTE Energy Co., Senior Unsecured Notes, 5.200% due 4/1/30	98,246
		Essential Utilities Inc., Senior Unsecured Notes:
63,000		4.800% due 8/15/27	63,670
4,000		3.566% due 5/1/29	3,915
157,000		Evergy Kansas Central Inc., Senior Unsecured Notes, 4.700% due 3/13/28	158,798
98,000		Exelon Corp., Senior Unsecured Notes, 5.150% due 3/15/29	100,918
4,000		FirstEnergy Transmission LLC, Senior Unsecured Notes, 4.550% due 1/15/30	4,051
323,000		Interstate Power & Light Co., Senior Unsecured Notes, 3.600% due 4/1/29	317,101
139,000		JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	129,460
219,436		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	224,748
78,000		National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	80,759
		National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes:
78,000		4.750% due 2/7/28	79,165
79,000		4.150% due 8/25/28	79,449
156,000		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 4.685% due 9/1/27	157,651
160,000		Niagara Mohawk Power Corp., Senior Unsecured Notes, 4.647% due 10/3/30(a)	161,180
159,000		NiSource Inc., Senior Unsecured Notes, 5.200% due 7/1/29	164,205
200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	199,501
44,000		Pinnacle West Capital Corp., Senior Unsecured Notes, 4.900% due 5/15/28	44,756
150,000		Public Service Enterprise Group Inc., Senior Unsecured Notes, 5.875% due 10/15/28	156,977
27,000		Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.050% due 9/15/28	27,017
66,000		Southern Power Co., Senior Unsecured Notes, 4.250% due 10/1/30	65,892
		Total Utilities	3,376,043
		TOTAL CORPORATE BONDS & NOTES
		(Cost - $115,115,265)	106,536,651
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6%
Mortgage Securities - 11.6%
120,000		1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A1, 3.901% due 8/10/35(a)	115,350
200,000		280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.152% (1-Month TSFR + 1.180%) due 9/15/34(a)(e)	198,391
139,701		Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(e)	128,872
183,000		Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	180,127
		BANK:
1,208,448		Series 2017-BNK4, Class XA, 1.485% due 5/15/50(e)(i)	16,052
1,383,793		Series 2017-BNK6, Class XA, 0.902% due 7/15/60(e)(i)	12,058
220,000		Series 2021-BN33, Class ASB, 2.218% due 5/15/64	209,133
		BANK5:
206,944		Series 2024-5YR5, Class A3, 5.702% due 2/15/29	215,178
246,377		Series 2024-5YR8, Class A1, 5.188% due 8/15/57	250,545
		BBCMS Mortgage Trust:
176,201		Series 2024-C24, Class A1, 5.229% due 2/15/57	177,950
248,432		Series 2025-5C33, Class A1, 4.971% due 3/15/58	252,098

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
	Benchmark Mortgage Trust:
9,189,598	Series 2018-B4, Class XA, 0.612% due 7/15/51(e)(i)	$82,872
147,656	Series 2019-B14, Class A2, 2.915% due 12/15/62	142,799
3,541,590	Series 2020-B16, Class XA, 0.910% due 2/15/53(e)(i)	102,614
235,000	Series 2024-V5, Class A3, 5.805% due 1/10/57	245,168
243,621	Series 2024-V8, Class A1, 5.514% due 7/15/57	247,698
295,200	Series 2025-V16, Class A1, 4.653% due 8/15/58	297,072
150,000	BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.849% (1-Month TSFR + 1.890%) due 7/15/41(a)(e)	150,468
303,625	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.301% (1-Month TSFR + 1.342%) due 3/15/41(a)(e)	303,625
	BMO Mortgage Trust:
119,348	Series 2023-C5, Class A1, 5.740% due 6/15/56	120,633
242,750	Series 2024-5C4, Class A1, 6.017% due 5/15/57	248,853
241,000	Series 2024-5C6, Class A2, 4.869% due 9/15/57	244,941
255,078	Series 2024-C9, Class A1, 5.478% due 7/15/57	259,472
160,000	BPR Trust, Series 2021-TY, Class A, 5.123% (1-Month TSFR + 1.164%) due 9/15/38(a)(e)	159,950
	BRAVO Residential Funding Trust:
685,600	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(e)	633,853
353,272	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(a)	355,250
126,330	BX, Series 2021-MFM1, Class B, 5.023% (1-Month TSFR + 1.064%) due 1/15/34(a)(e)	126,254
	BX Commercial Mortgage Trust:
62,181	Series 2021-21M, Class A, 4.803% (1-Month TSFR + 0.844%) due 10/15/36(a)(e)	62,066
109,223	Series 2021-ACNT, Class B, 5.323% (1-Month TSFR + 1.364%) due 11/15/38(a)(e)	109,149
100,682	Series 2021-XL2, Class A, 4.762% (1-Month TSFR + 0.803%) due 10/15/38(a)(e)	100,556
77,000	Series 2021-XL2, Class B, 5.071% (1-Month TSFR + 1.112%) due 10/15/38(a)(e)	76,880
40,573	Series 2022-LP2, Class A, 4.972% (1-Month TSFR + 1.013%) due 2/15/39(a)(e)	40,497
114,994	Series 2025-BCAT, Class A, 5.339% (1-Month TSFR + 1.380%) due 8/15/42(a)(e)	114,994
160,000	BX Mortgage Trust, Series 2021-PAC, Class A, 4.763% (1-Month TSFR + 0.804%) due 10/15/36(a)(e)	159,703
	BX Trust:
160,000	Series 2021-LGCY, Class B, 4.928% (1-Month TSFR + 0.969%) due 10/15/36(a)(e)	159,207
160,613	Series 2021-RISE, Class A, 4.821% (1-Month TSFR + 0.862%) due 11/15/36(a)(e)	160,312
111,357	Series 2021-SDMF, Class B, 4.811% (1-Month TSFR + 0.852%) due 9/15/34(a)(e)	110,735
160,000	Series 2022-LBA6, Class A, 4.959% (1-Month TSFR + 1.000%) due 1/15/39(a)(e)	159,801
1,633,332	Series 2025-LUNR, Class A, 5.459% (1-Month TSFR + 1.500%) due 6/15/40(a)(e)	1,633,331
156,582	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.623% due 5/15/52	153,921
1,254,583	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.370% due 5/10/50(e)(i)	13,658
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 1.053% due 6/15/50(e)(i)	3,164
	Citigroup Commercial Mortgage Trust:
65,217	Series 2016-P3, Class A3, 3.063% due 4/15/49	65,021
400,000	Series 2016-P3, Class A4, 3.329% due 4/15/49	397,853
200,000	Series 2016-P4, Class A4, 2.902% due 7/10/49	198,068
250,513	Series 2017-P7, Class A3, 3.442% due 4/14/50	248,109
76,391	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(e)	69,877
521,613	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(e)	483,390
227,000	Commercial Mortgage Trust, Series 2018-HCLV, Class A, 5.255% (1-Month TSFR + 1.296%) due 9/15/33(a)(e)	208,898
472,073	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.122% (SOFR30A + 1.050%) due 1/25/44(a)(e)	471,632
	Cross Mortgage Trust:
517,000	Series 2024-H1, Class A1, step bond to yield, 6.085% due 12/25/68(a)	520,904
578,651	Series 2024-H5, Class A1, step bond to yield, 5.854% due 8/26/69(a)	583,563

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
	CSAIL Commercial Mortgage Trust:
551,501	Series 2017-C8, Class XA, 1.199% due 6/15/50(e)(i)	$5,804
3,352,979	Series 2017-CX10, Class XA, 0.982% due 11/15/50(e)(i)	34,253
2,925,963	Series 2018-CX12, Class XA, 0.703% due 8/15/51(e)(i)	34,941
	DBJPM Mortgage Trust:
200,000	Series 2016-C3, Class A5, 2.890% due 8/10/49	198,099
15,023	Series 2020-C9, Class A2, 1.900% due 8/15/53	14,993
170,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.757% due 6/5/35(a)(e)	164,928
943,739	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(a)	940,558
166,121	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 4.978% (1-Month TSFR + 1.019%) due 10/15/38(a)(e)	165,913
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,030,616	Series 4987, Class BF, 4.586% (SOFR30A + 0.514%) due 6/25/50(e)	1,016,323
404,982	Series 5475, Class FG, 5.222% (SOFR30A + 1.150%) due 11/25/54(e)	405,791
431,898	Series 5480, Class FD, 5.422% (SOFR30A + 1.350%) due 3/25/54(e)	433,911
219,128	Series 5524, Class AF, 5.272% (SOFR30A + 1.200%) due 4/25/55(e)	218,136
575,703	Series 5596, Class FH, 5.272% (SOFR30A + 1.200%) due 11/25/55(e)	573,961
	Federal National Mortgage Association (FNMA), Aces:
913,056	Series 2020-M49, Class 1A1, 1.297% due 11/25/30(e)	857,764
138,626	Series 2021-M7, Class A1, 1.765% due 3/25/31(e)	133,292
	Federal National Mortgage Association (FNMA), REMICS:
324,789	Series 2024-82, Class FH, 5.222% (SOFR30A + 1.150%) due 11/25/54(e)	325,384
364,505	Series 2025-28, Class FM, 5.322% (SOFR30A + 1.250%) due 4/25/55(e)	365,912
150,000	Great Wolf Trust, Series 2024-WOLF, Class A, 5.501% (1-Month TSFR + 1.542%) due 3/15/39(a)(e)	150,094
250,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466% due 9/10/38(a)(e)	249,551
	GS Mortgage Securities Trust:
4,956	Series 2015-GC34, Class A4, 3.506% due 10/10/48	4,894
3,267,400	Series 2016-GS4, Class XA, 0.624% due 11/10/49(e)(i)	6,363
1,637,266	Series 2017-GS6, Class XA, 1.139% due 5/10/50(e)(i)	19,360
3,102,541	Series 2017-GS8, Class XA, 1.070% due 11/10/50(e)(i)	38,597
	JP Morgan Chase Commercial Mortgage Securities Trust:
285,000	Series 2016-JP2, Class A4, 2.822% due 8/15/49	282,478
129,892	Series 2021-MHC, Class A, 5.123% (1-Month TSFR + 1.164%) due 4/15/38(a)(e)	129,811
	JPMBB Commercial Mortgage Securities Trust:
278,235	Series 2015-C32, Class XA, 1.150% due 11/15/48(e)(i)	22
155,765	Series 2016-C1, Class A5, 3.576% due 3/17/49	155,418
281,491	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, step bond to yield, 5.650% due 11/25/60(a)	281,695
417,022	MFA Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(a)	420,128
41,954	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 4.874% (1-Month TSFR + 0.915%) due 4/15/38(a)(e)	41,941
10,558	MHP, Series 2022-MHIL, Class A, 4.774% (1-Month TSFR + 0.815%) due 1/15/39(a)(e)	10,538
	Morgan Stanley Capital I Trust:
1,080,005	Series 2016-UB11, Class XA, 1.563% due 8/15/49(e)(i)	4,432
3,153,513	Series 2016-UB12, Class XA, 0.760% due 12/15/49(e)(i)	9,579
102,157	Series 2016-UBS9, Class A4, 3.594% due 3/15/49	101,934
763,401	Series 2017-H1, Class XA, 1.446% due 6/15/50(e)(i)	10,246
147,701	Series 2021-L6, Class A2, 2.126% due 6/15/54(e)	143,100
153,249	Series 2024-NSTB, Class A, 3.900% due 9/24/57(a)(e)	150,983
153,809	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277% due 10/15/30(a)	146,503
	New Residential Mortgage Loan Trust:
688,885	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(e)	667,118
103,030	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(e)	97,788
1,111,137	Series 2024-NQM1, Class A1, step bond to yield, 6.129% due 3/25/64(a)	1,121,107

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
	OBX Trust:
501,293	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(e)	$453,531
631,584	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(e)	629,591
582,870	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	587,488
614,814	Series 2024-NQM7, Class A1, step bond to yield, 6.243% due 3/25/64(a)	621,330
561,646	Series 2025-NQM14, Class A3, step bond to yield, 5.618% due 7/25/65(a)	568,112
851,863	Series 2025-NQM7, Class A1, step bond to yield, 5.560% due 5/25/55(a)	858,366
762,023	PRPM Trust, Series 2025-NQM2, Class A1, step bond to yield, 5.688% due 4/25/70(a)	767,113
330,000	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.351% (1-Month TSFR + 1.392%) due 5/15/39(a)(e)	330,059
	SREIT Trust:
176,157	Series 2021-MFP, Class A, 4.804% (1-Month TSFR + 0.845%) due 11/15/38(a)(e)	175,992
120,000	Series 2021-MFP2, Class A, 4.895% (1-Month TSFR + 0.936%) due 11/15/36(a)(e)	119,888
696,215	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.616% due 6/15/50(e)(i)	9,597
109,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(a)	110,504
	Velocity Commercial Capital Loan Trust:
700,659	Series 2021-2, Class A, 1.520% due 8/25/51(a)(e)	607,194
269,672	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(e)	223,591
790,203	Series 2024-5, Class A, 5.490% due 10/25/54(a)(e)	793,038
888,167	Series 2025-4, Class A, 5.190% due 9/25/55(a)(e)	886,290
	Verus Securitization Trust:
418,198	Series 2021-7, Class A1, step bond to yield, 2.829% due 10/25/66(a)	385,832
68,594	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(e)	66,520
374,035	Series 2023-1, Class A1, step bond to yield, 5.850% due 12/25/67(a)	373,177
415,090	Series 2023-INV2, Class A1, step bond to yield, 6.443% due 8/25/68(a)	417,382
382,887	Series 2024-1, Class A1, step bond to yield, 5.712% due 1/25/69(a)	384,595
831,538	Series 2024-2, Class A1, step bond to yield, 6.095% due 2/25/69(a)	838,452
48,569	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(e)	46,940
	Wells Fargo Commercial Mortgage Trust:
295,975	Series 2015-NXS2, Class XA, 0.000% due 7/15/58(e)(i)	3
231,192	Series 2016-C33, Class A4, 3.426% due 3/15/59	230,347
169,048	Series 2021-C60, Class A2, 2.042% due 8/15/54	165,920
23,150	Series 2021-SAVE, Class A, 5.323% (1-Month TSFR + 1.364%) due 2/15/40(a)(e)	23,171
	Total Mortgage Securities	32,590,231
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $34,944,496)	32,590,231
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 10.4%
U.S. GOVERNMENT OBLIGATIONS - 10.4%
241,590	U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/27	244,156
	U.S. Treasury Inflation Indexed Notes:
368,115	0.125% due 4/15/27	361,684
186,397	1.625% due 10/15/27	188,291
	U.S. Treasury Notes:
4,450,000	0.500% due 6/30/27	4,244,014
5,500,000	3.500% due 10/31/27	5,498,711
11,300,000	0.750% due 1/31/28	10,658,195
5,500,000	3.500% due 11/15/28	5,501,289
2,800,000	0.875% due 11/15/30	2,455,797
	TOTAL U.S. GOVERNMENT OBLIGATIONS	29,152,137
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
	(Cost - $29,101,162)	29,152,137
COLLATERALIZED LOAN OBLIGATIONS - 7.0%
Commercial MBS - 1.6%
	ACREC Ltd.:
67,450	Series 2021-FL1, Class A, 5.227% (1-Month TSFR + 1.264%) due 10/16/36(a)(e)	67,372
350,000	Series 2021-FL1, Class AS, 5.577% (1-Month TSFR + 1.614%) due 10/16/36(a)(e)	350,031

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED LOAN OBLIGATIONS - (continued)
Commercial MBS - (continued)
210,000	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.314% (1-Month TSFR + 1.354%) due 1/20/43(a)(e)	$209,853
142,221	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 5.423% (1-Month TSFR + 1.464%) due 11/15/36(a)(e)	142,235
170,000	BDS LLC, Series 2025-FL16, Class A, 0.000% (1-Month TSFR + 1.400%) due 7/19/43(a)(c)(e)	170,000
70,769	BDS Ltd., Series 2021-FL10, Class A, 5.423% (1-Month TSFR + 1.464%) due 12/16/36(a)(e)	70,743
	BRSP Ltd.:
147,456	Series 2021-FL1, Class A, 5.223% (1-Month TSFR + 1.264%) due 8/19/38(a)(e)	147,102
277,000	Series 2024-FL2, Class A, 5.904% (1-Month TSFR + 1.945%) due 8/19/37(a)(e)	278,495
	BSPRT Issuer Ltd.:
57,329	Series 2022-FL8, Class A, 5.642% (SOFR30A + 1.500%) due 2/15/37(a)(e)	57,144
216,553	Series 2023-FL10, Class A, 6.218% (1-Month TSFR + 2.259%) due 9/15/35(a)(e)	215,372
203,381	FS Rialto, Series 2021-FL3, Class A, 5.323% (1-Month TSFR + 1.364%) due 11/16/36(a)(e)	202,990
139,204	FS RIALTO, Series 2021-FL2, Class A, 5.293% (1-Month TSFR + 1.334%) due 5/16/38(a)(e)	138,602
	GPMT Ltd.:
25,783	Series 2021-FL3, Class A, 5.573% (1-Month TSFR + 1.614%) due 7/16/35(a)(e)	25,753
230,000	Series 2021-FL3, Class AS, 5.923% (1-Month TSFR + 1.964%) due 7/16/35(a)(e)	229,437
197,847	Series 2021-FL4, Class A, 5.416% (1-Month TSFR + 1.464%) due 12/15/36(a)(e)	197,605
39,801	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 5.093% (1-Month TSFR + 1.134%) due 7/15/39(a)(e)	39,779
250,000	INCREF LLC, Series 2025-FL1, Class A, 5.687% (1-Month TSFR + 1.728%) due 10/19/42(a)(e)	249,989
	KREF Ltd.:
160,657	Series 2021-FL2, Class A, 5.147% (1-Month TSFR + 1.184%) due 2/15/39(a)(e)	160,042
220,000	Series 2021-FL2, Class B, 5.727% (1-Month TSFR + 1.764%) due 2/15/39(a)(e)	218,112
250,000	LMNT CRE LLC, Series 2025-FL3, Class A, 5.550% (1-Month TSFR + 1.550%) due 7/21/43(a)(c)(e)	250,000
230,000	LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.413% (1-Month TSFR + 1.450%) due 8/18/42(a)(e)	230,069
67,283	LoanCore Issuer Ltd., Series 2021-CRE6, Class A, 5.373% (1-Month TSFR + 1.414%) due 11/15/38(a)(e)	67,207
250,000	MF1, Series 2024-FL15, Class A, 5.651% (1-Month TSFR + 1.688%) due 8/18/41(a)(e)	250,474
	MF1 Ltd.:
672	Series 2021-FL6, Class A, 5.177% (1-Month TSFR + 1.214%) due 7/16/36(a)(e)	671
330,000	Series 2021-FL7, Class AS, 5.523% (1-Month TSFR + 1.564%) due 10/16/36(a)(e)	328,120
64,935	Series 2022-FL8, Class A, 5.310% (1-Month TSFR + 1.350%) due 2/19/37(a)(e)	64,921
83,817	STWD Ltd., Series 2021-FL2, Class A, 5.277% (1-Month TSFR + 1.314%) due 4/18/38(a)(e)	83,223
189,522	TRTX Issuer Ltd., Series 2022-FL5, Class A, 5.613% (1-Month TSFR + 1.650%) due 2/15/39(a)(e)	188,674
	Total Commercial MBS	4,634,015
Other ABS - 5.4%
500,000	Bain Capital Credit CLO Ltd., Series 2022-6A, Class A1R, 5.227% (3-Month TSFR + 1.370%) due 1/22/38(a)(e)	500,463
2,000,000	Brant Point CLO Ltd., Series 2024-3A, Class A1, 5.489% (3-Month TSFR + 1.600%) due 2/20/37(a)(e)	2,004,995
	Carlyle US CLO Ltd.:
1,000,000	Series 2019-4A, Class A11R, 5.225% (3-Month TSFR + 1.320%) due 4/15/35(a)(e)	1,000,185
500,000	Series 2023-3A, Class A1R, 5.135% (3-Month TSFR + 1.230%) due 10/15/38(a)(e)	500,300
500,000	CarVal CLO IX-C Ltd., Series 2024-1A, Class A, 5.564% (3-Month TSFR + 1.680%) due 4/20/37(a)(e)	501,277
500,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class AR, 5.162% (3-Month TSFR + 1.250%) due 4/14/38(a)(c)(e)	500,483

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED LOAN OBLIGATIONS - (continued)
Other ABS - (continued)
166,164	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 5.324% (3-Month TSFR + 1.440%) due 10/20/31(a)(e)	$166,167
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 5.310% (3-Month TSFR + 1.472%) due 1/30/35(a)(e)	500,360
	Katayma CLO I Ltd.:
1,000,000	Series 2023-1A, Class A1, 5.884% (3-Month TSFR + 2.000%) due 10/20/36(a)(e)	1,003,437
1,000,000	Series 2023-1A, Class AR, 0.000% (3-Month TSFR + 1.270%) due 1/20/39(a)(c)(e)	999,000
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, 5.534% (3-Month TSFR + 1.650%) due 4/20/37(a)(e)	1,002,539
1,000,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class A1R, 5.270% (3-Month TSFR + 1.400%) due 7/21/38(a)(e)	1,004,095
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 5.383% (3-Month TSFR + 1.502%) due 10/17/34(a)(e)	1,001,551
1,000,000	Rockford Tower CLO Ltd., Series 2024-1A, Class A1, 5.494% (3-Month TSFR + 1.610%) due 4/20/37(a)(e)	1,002,522
358,328	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 5.396% (3-Month TSFR + 1.512%) due 10/20/31(a)(e)	358,424
14,586	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 5.266% (3-Month TSFR + 1.382%) due 1/21/31(a)(e)	14,586
42,993	Steele Creek CLO Ltd., Series 2018-2A, Class A, 5.336% (3-Month TSFR + 1.462%) due 8/18/31(a)(e)	42,998
2,000,000	THL Credit Wind River CLO Ltd., Series 2017-1A, Class ARR, 5.206% (3-Month TSFR + 1.322%) due 4/18/36(a)(e)	2,001,531
1,000,000	Warwick Capital CLO 4 Ltd., Series 2024-4A, Class A1, 5.284% (3-Month TSFR + 1.400%) due 7/20/37(a)(e)	1,001,759
	Total Other ABS	15,106,672
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost - $19,638,524)	19,740,687
ASSET-BACKED SECURITIES - 4.3%
Automobile ABS - 0.8%
2,721	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.760% due 11/12/27(a)	2,723
300,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A4, 4.310% due 9/10/30	301,977
223,932	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310% due 5/17/27(a)	222,543
291,832	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590% due 10/15/29(a)	294,832
992,000	Hertz Vehicle Financing III LLC, Series 2025-1A, Class A, 4.910% due 9/25/29(a)	1,003,237
250,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.780% due 1/15/31	251,908
	Total Automobile ABS	2,077,220
Other ABS - 3.2%
	Affirm Asset Securitization Trust:
275,000	Series 2024-A, Class A, 5.610% due 2/15/29(a)	275,689
132,877	Series 2025-X1, Class A, 5.080% due 4/15/30(a)	133,124
200,000	Series 2025-X2, Class A, 4.450% due 10/15/30(a)	200,192
11,752	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	11,146
500,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(a)	504,234
278,958	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	267,197
	DataBank Issuer:
500,000	Series 2021-1A, Class A2, 2.060% due 2/27/51(a)	496,228
500,000	Series 2023-1A, Class A2, 5.116% due 2/25/53(a)	498,255
470,000	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118% due 7/25/47(a)	466,839
200,000	GreenSky Home Improvement Issuer Trust, Series 2025-3A, Class A1, 4.340% due 12/27/60(a)	200,051
80,095	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	78,926
862,000	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604% due 9/20/65(a)	872,995
250,000	Mariner Finance Issuance Trust, Series 2025-AA, Class A, 4.980% due 5/20/38(a)	253,387
200,000	Marlette Funding Trust, Series 2025-1A, Class B, 4.950% due 7/16/35(a)	200,881

 Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
Other ABS - (continued)
	Pagaya AI Debt Grantor Trust:
249,974	Series 2025-2, Class B, 5.329% due 10/15/32(a)	$251,061
139,902	Series 2025-3, Class A1, 5.028% due 5/16/32(a)	139,960
499,899	Series 2025-3, Class A2, 5.365% due 12/15/32(a)	504,009
	RCKTL:
250,000	Series 2025-2A, Class A, 4.480% due 11/27/34(a)	250,028
250,000	Series 2025-2A, Class C, 4.950% due 11/27/34(a)	249,813
197,203	Reach ABS Trust, Series 2025-2A, Class A, 4.930% due 8/18/32(a)	197,952
323,883	Slam Ltd., Series 2024-1A, Class A, 5.335% due 9/15/49(a)	329,388
	SoFi Consumer Loan Program Trust:
247,460	Series 2025-1, Class A, 4.800% due 2/27/34(a)	248,268
250,000	Series 2025-2, Class B, 4.970% due 6/25/34(a)	252,563
164,560	Series 2025-3, Class A, 4.470% due 8/15/34(a)	164,908
191,240	Series 2025-4, Class A, 4.240% due 8/25/35(a)	191,308
468,797	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.080% due 6/21/50(a)	470,438
283,580	Upgrade Master Pass-Thru Trust, Series 2025-ST7, Class A, 4.546% due 11/15/32(a)	283,604
	Upstart Securitization Trust:
120,232	Series 2024-1, Class A, 5.330% due 11/20/34(a)	120,540
164,170	Series 2025-1, Class A, 5.450% due 4/20/35(a)	165,158
250,000	Series 2025-3, Class A2, 4.600% due 9/20/35(a)	250,193
275,000	Series 2025-4, Class A1, 4.344% due 11/20/26(a)	275,000
205,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165% due 10/15/46(a)	200,363
	Total Other ABS	9,003,698
Student Loan ABS - 0.1%
102,807	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	92,718
	Navient Private Education Refi Loan Trust:
37,301	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	35,158
228,037	Series 2022-A, Class A, 2.230% due 7/15/70(a)	209,425
	Total Student Loan ABS	337,301
WL Collateral CMO - 0.2%
538,346	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 5.899% (1-Month TSFR + 1.914%) due 7/25/33(e)	533,369
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $11,820,416)	11,951,588
SENIOR LOANS(e) - 3.7%
United States - 3.7%
2,916,367	Bally's Corp., 7.369% (3-Month USD-SOFR + 0.325%) due 10/2/28	2,648,440
2,359,104	Fiserv Investment Solutions Inc., 7.889% (3-Month USD-SOFR + 0.400%) due 2/18/27	2,327,256
2,858,569	K&N Parent Inc., 12.030% (1-Month USD-SOFR + 0.800%) due 2/3/27(d)	2,844,276
1,266,534	Magnite Inc., 6.916% (1-Month USD-SOFR + 0.300%) due 2/6/31	1,263,368
	Marelli North America Inc.:
487,600	11.930% (1-Month USD-SOFR + 0.800%) due 3/13/26	497,352
731,400	11.948% (1-Month USD-SOFR + 0.800%) due 3/13/26	746,028
	Total United States	10,326,720
	TOTAL SENIOR LOANS
	(Cost - $10,378,163)	10,326,720
MORTGAGE-BACKED SECURITIES - 1.1%
FHLMC - 0.4%
	Freddie Mac Pool:
288,184	5.500% due 7/1/53	292,709
404,672	5.500% due 2/1/55	413,962
441,428	6.000% due 4/1/54	457,308
	TOTAL FHLMC	1,163,979
FNMA - 0.7%
	Federal National Mortgage Association (FNMA) Pool:
380,870	5.000% due 8/1/43	383,724

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - (continued)
397,288	5.500% due 8/1/45	$403,853
408,574	5.500% due 2/1/55	418,487
325,395	5.500% due 4/1/55	330,191
281,818	6.000% due 10/1/53	292,170
	TOTAL FNMA	1,828,425
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $2,941,628)	2,992,404
SOVEREIGN BONDS - 0.1%
Guatemala - 0.1%
200,000	Guatemala Government Bond, 4.500% due 5/3/26	198,900
Paraguay - 0.0%
50,000	Paraguay Government International Bond, 5.000% due 4/15/26	50,082
	TOTAL SOVEREIGN BONDS
	(Cost - $248,845)	248,982

Shares/Units
EXCHANGE TRADED FUND (ETF) - 12.5%
713,481	iShares Core 1-5 Year USD Bond
	(Cost - $33,090,290)	34,917,760
COMMON STOCKS - 1.2%
CONSUMER NON-CYCLICAL - 0.3%
Commercial Services - 0.0%
393	Euronet Worldwide Inc.*	29,117
Healthcare-Products - 0.3%
833,981	Prosomnus Sleep Technologies Inc.*@(c)(d)	833,981
Healthcare-Services - 0.0%
161,689	UpHealth Inc.*@(c)(d)	–
Pharmaceuticals - 0.0%
6,449,526	Cannabist Co. Holdings Inc.*(c)	–
	TOTAL CONSUMER NON-CYCLICAL	863,098
DIVERSIFIED - 0.9%
SPACs - 0.9%
8,000	Blueport Acquisition Ltd.*	80,480
30,783	Cantor Equity Partners I Inc., Class A Shares*	320,451
35,000	Harvard Ave Acquisition Corp.*	350,875
140,700	Mercer Park Opportunities Corp.*	1,463,280
26,500	NMP Acquisition Corp., Class A Shares*	265,795
10,000	Spring Valley Acquisition Corp. III, Class A Shares*	102,500
	Total SPACs	2,583,381
	TOTAL DIVERSIFIED	2,583,381
FINANCIAL - 0.0%
Financial Services - 0.0%
16,305	Alpha Partners Technology*(c)(d)	–
	TOTAL COMMON STOCKS
	(Cost - $3,388,734)	3,446,479
PREFERRED STOCK - 0.5%
FINANCIAL - 0.5%
Diversified Financial Services - 0.5%
56,213	SWK Holdings Corp., 9.000%
	(Cost - $1,405,325)	1,441,863

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
WARRANT - 0.0%
DIVERSIFIED - 0.0%
Holding Companies-Diversified - 0.0%
43,327	Leafly Holdings Inc.*@(c)(d)
	(Cost - $0)	$–
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $262,072,848)	253,345,502

Face Amount†
SHORT-TERM INVESTMENTS - 9.3%
COMMERCIAL PAPERS - 4.6%
2,287,000		Bacardi-Martini BV, 4.267% due 12/29/25(a)(j)	2,278,394
1,360,000		Crown Castle Inc., 4.344% due 12/16/25(a)(j)	1,356,981
1,462,000		Dollarama Inc., 4.216% due 12/9/25(a)(j)	1,460,066
2,147,000		Genuine Parts Co., 4.415% due 12/11/25(a)(j)	2,143,850
1,325,000		International Flavors & Fragrances Inc., 4.417% due 12/12/25(a)(j)	1,322,904
2,500,000		Keurig Dr Pepper Inc., 4.210% due 12/11/25(a)(j)	2,496,281
1,779,000		Stanley Black & Decker Inc., 4.251% due 12/22/25(a)(j)	1,774,027
		TOTAL COMMERCIAL PAPERS
		(Cost - $12,836,910)	12,832,503
CORPORATE NOTES - 0.5%
1,448,735		Go North Group AB, 0.000% due 3/17/26(c)(d)(j)	1,393,683
1,468,461		Tacora Resources Inc., 13.000% due 11/3/23(a)(c)(d)	–
		TOTAL CORPORATE NOTES
		(Cost - $2,788,501)	1,393,683
TIME DEPOSITS - 4.2%
40	EUR	Citibank - London, 0.880% due 12/1/25	46
5,646,297		Citibank - New York, 3.220% due 12/1/25	5,646,297
6,110,678		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	6,110,678
		TOTAL TIME DEPOSITS
		(Cost - $11,757,021)	11,757,021
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $27,382,432)	25,983,207

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.3%
MONEY MARKET FUND - 1.3%
3,623,544	Federated Government Obligations Fund, Premier Class, 3.915%(k)
	(Cost - $3,623,544)	3,623,544
	TOTAL INVESTMENTS - 101.0%
	(Cost - $293,078,824)	282,952,253
	Liabilities in Excess of Other Assets - (1.0)%	(2,914,244)
	TOTAL NET ASSETS - 100.0%	$280,038,009

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $102,513,085 and represents 36.61% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2025, amounts to $17,834,383 and represents 6.37% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security is currently in default.
(i)	Interest only security.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Leafly Holdings Inc.	2/7/2022	$–	$–	0.00%*
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	8,497,000	6,013,750	2.15%
ProSomnus Inc., Senior Secured Notes, 8.000% due 12/31/26	8/6/2024	4,810,432	5,410,487	1.93%
ProSomnus Sleep Technologies Inc.	8/6/2024	728,853	833,981	0.30%
UpHealth Inc.	11/22/2023	85,141	–	0.00%*
			$12,258,218	4.38%

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MFA	—	Mortgage Finance Authority
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

Summary of Investments by Security Type^
Corporate Bonds & Notes	37.7%
Exchange Traded Fund (ETF)	12.3
Collateralized Mortgage Obligations	11.5
U.S. Government Agencies & Obligations	10.3
Collateralized Loan Obligations	7.0
Asset-Backed Securities	4.2
Senior Loans	3.6
Common Stocks	1.2
Mortgage-Backed Securities	1.1
Preferred Stock	0.5
Sovereign Bonds	0.1
Warrant	0.0 *
Short-Term Investments	9.2
Money Market Fund	1.3
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

At November 30, 2025, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	8,865,000	BBH	$10,305,491	1/15/26	$–	$(19,653)	$(19,653)
Swedish Krona	38,890,000	BBH	4,127,483	1/15/26	–	(6,994)	(6,994)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$–	$(26,647)	$(26,647)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
EUR	—	Euro
SEK	—	Swedish Krona

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 73.6%
Argentina - 0.1%
		Telecom Argentina SA, Senior Unsecured Notes:
221,000		9.500% due 7/18/31	$230,989
510,000		9.250% due 5/28/33	523,079
		Total Argentina	754,068
Australia - 0.1%
300,000		Fortescue Treasury Pty Ltd., Senior Unsecured Notes, 6.125% due 4/15/32(a)	313,133
300,000		Hillgrove Mines Pty Ltd., Senior Secured Notes, 12.000% due 8/1/29	296,213
		Mineral Resources Ltd., Senior Unsecured Notes:
324,000		9.250% due 10/1/28(a)	340,198
41,000		7.000% due 4/1/31(a)	42,614
		Total Australia	992,158
Bermuda - 1.4%
125,000	EUR	Aegon Ltd., Subordinated Notes, 0.496% (10-Year Netherlands Government Bond Yield + 0.850%)(b)(c)	99,295
255,020		Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(a)	9,357
200,000		Fidelis Insurance Holdings Ltd., Subordinated Notes, 7.750% (5-Year CMT Index + 4.280%) due 6/15/55(b)	216,337
3,973,000		Golar LNG Ltd., Senior Unsecured Notes, 7.500% due 10/2/30(a)	3,851,808
584,000		Lancashire Holdings Ltd., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 5.080%) due 9/18/41(b)	572,723
3,527,000		Nabors Industries Ltd., Company Guaranteed Notes, 7.500% due 1/15/28(a)	3,531,550
875,000		SP Cruises Intermediate Ltd., Senior Secured Notes, 11.500% due 3/14/30(a)	857,811
100,000		Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	104,326
650,000		Viking Cruises Ltd., Company Guaranteed Notes, 9.125% due 7/15/31(a)	697,288
50,000		Weatherford International Ltd., Company Guaranteed Notes, 6.750% due 10/15/33(a)	51,174
		Total Bermuda	9,991,669
Brazil - 0.5%
200,000		Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(b)	198,206
3,039,448		Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	3,103,395
		Total Brazil	3,301,601
British Virgin Islands - 0.2%
1,400,000		Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	1,471,673
Canada - 2.5%
2,100,000		Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(a)	2,192,148
1,793,000		Brookfield Residential Properties Inc./Brookfield Residential US LLC, Company Guaranteed Notes, 4.875% due 2/15/30(a)	1,663,008
10,024,000		Cannabist Co. Holdings Inc., Senior Secured Notes, 9.250% due 12/31/28	5,362,840
1,414,000		Enerflex Ltd., Senior Secured Notes, 9.000% due 10/15/27(a)	1,444,386
2,500,000		Polaris Renewable Energy Inc., Senior Secured Notes, 9.500% due 12/3/29	2,562,500
50,000		Rogers Communications Inc., Subordinated Notes, 7.000% (5-Year CMT Index + 2.653%) due 4/15/55(b)	51,970
290,000		Saturn Oil & Gas Inc., Senior Secured Notes, 9.625% due 6/15/29(a)	294,932
3,595,000		Trulieve Cannabis Corp., Senior Secured Notes, 8.000% due 10/6/26	3,597,506
50,000		Vermilion Energy Inc., Senior Unsecured Notes, 7.250% due 2/15/33(a)	47,378
		Total Canada	17,216,668
Cayman Islands - 2.2%
4,920,538		Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	4,035,825
848,000		C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)	881,146
1,328,000		CHC Group LLC, Senior Secured Notes, 11.750% due 9/1/30(a)	1,273,175
1,900,000		Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(c)	1,904,750
19,023		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	19,020
390,000		Ittihad International II Ltd., Company Guaranteed Notes, 7.375% due 11/13/30(a)	392,683
3,049,640		Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	3,165,971
1,927,200		Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	1,439,445

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Cayman Islands - (continued)
2,507,000		Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	$2,531,611
		Total Cayman Islands	15,643,626
Chile - 1.7%
5,000,000		CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	4,075,000
1,041,000		Cencosud SA, Company Guaranteed Notes, 4.375% due 7/17/27	1,041,034
3,074,169		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	2,766,752
1,500,000		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.000% due 9/30/29	1,422,600
212,800		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	192,052
788,800		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	781,023
1,741,960		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	1,744,056
		Total Chile	12,022,517
Colombia - 0.7%
1,700,000		Banco Davivienda SA, Subordinated Notes, 8.125% (5-Year CMT Index + 4.588%) due 7/2/35(a)(b)	1,751,000
1,000,000		Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	1,003,776
150,000		Banco GNB Sudameris SA, Subordinated Notes, 7.500% (5-Year CMT Index + 6.660%) due 4/16/31(b)	148,337
1,300,000		Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	1,204,871
643,600		Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	677,067
		Total Colombia	4,785,051
Czech Republic - 0.6%
		Czechoslovak Group AS, Senior Secured Notes:
1,207,000	EUR	5.250% due 1/10/31(a)	1,453,149
1,720,000		6.500% due 1/10/31(a)	1,770,617
1,039,000	EUR	Energo-Pro AS, Local Government Guaranteed Notes, 8.000% due 5/27/30(a)	1,273,336
		Total Czech Republic	4,497,102
Ecuador - 0.0%
200,000		Corp. Quiport SA, Senior Secured Notes, 9.000% due 12/15/37(a)	210,880
France - 0.5%
700,000	EUR	CAB SELAS, Senior Secured Notes, 3.375% due 2/1/28	761,405
513,000	EUR	Emeria SASU, Senior Secured Notes, 7.750% due 3/31/28	543,097
300,000		Iliad Holding SAS, Senior Secured Notes, 8.500% due 4/15/31(a)	322,234
687,000	EUR	Laboratoire Eimer SELAS, Company Guaranteed Notes, 5.000% due 2/1/29	615,717
		Viridien, Senior Secured Notes:
860,221	EUR	8.500% due 10/15/30(a)	1,045,522
400,000		10.000% due 10/15/30(a)	421,670
		Total France	3,709,645
Germany - 2.9%
1,800,000		Cerdia Finanz GmbH, Senior Secured Notes, 9.375% due 10/3/31(a)	1,858,014
495,000	EUR	Cheplapharm Arzneimittel GmbH, Senior Secured Notes, 7.125% due 6/15/31(a)	585,641
3,068,000	EUR	Duran Life Science Holding GmbH, Senior Secured Notes, 8.561% (3-Month EURIBOR + 6.500%) due 5/31/30(b)	3,584,490
		IHO Verwaltungs GmbH, Senior Secured Notes:
400,000		7.750% due 11/15/30(a)(d)	416,802
500,000		8.000% due 11/15/32(a)(d)	520,884
2,253,000	EUR	JDC Group AG, Senior Secured Notes, 6.569% (3-Month EURIBOR + 4.500%) due 8/28/29(a)(b)	2,632,025
1,000,000	EUR	Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, Senior Secured Notes, 9.032% (3-Month EURIBOR + 7.000%) due 2/13/29(a)(b)	1,189,221
1,305,000	EUR	LifeFit Group MidCo GmbH, Senior Secured Notes, 9.069% (3-Month EURIBOR + 7.000%) due 8/29/29(b)	1,576,767
1,700,000	EUR	Muehlhan Holding GmbH, Senior Secured Notes, 7.926% (3-Month EURIBOR + 5.900%) due 5/15/30(a)(b)	1,976,934
3,208,000	EUR	Platform Group AG, Company Guaranteed Notes, 8.875% due 7/11/28	3,553,003
1,487,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 10.380% (3-Month EURIBOR + 8.400%) due 12/29/26(b)	1,737,334

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Germany - (continued)
443,000	EUR	smava GmbH, Senior Secured Notes, 9.054% (3-Month EURIBOR + 7.000%) due 5/22/29(b)	$531,705
		Total Germany	20,162,820
Gibraltar - 0.7%
		888 Acquisitions Ltd., Senior Secured Notes:
568,000	EUR	7.526% (3-Month EURIBOR + 5.500%) due 7/15/28(b)	588,216
2,759,000	GBP	10.750% due 5/15/30	3,202,495
1,370,000	EUR	8.000% due 9/30/31(a)	1,332,834
		Total Gibraltar	5,123,545
Guatemala - 0.3%
2,267,000		Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	2,255,552
India - 2.0%
		Adani Electricity Mumbai Ltd., Senior Secured Notes:
2,000,000		3.949% due 2/12/30	1,864,756
600,000		3.867% due 7/22/31	538,355
1,797,750		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,644,640
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
2,100,000		4.000% due 7/30/27	2,055,676
400,000		4.375% due 7/3/29	385,842
200,000		3.100% due 2/2/31	176,691
739,125		Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	627,863
		Adani Transmission Step-One Ltd., Senior Secured Notes:
1,000,000		4.000% due 8/3/26	989,000
1,729,000		4.250% due 5/21/36	1,555,284
2,849,500		JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	2,653,919
900,000		JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	899,904
750,000		Reliance Industries Ltd., Senior Unsecured Notes, 3.667% due 11/30/27	742,270
		Total India	14,134,200
Indonesia - 0.7%
200,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27	200,523
1,900,000		Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	1,888,127
3,000,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	2,992,519
		Total Indonesia	5,081,169
Ireland - 0.3%
2,125,000		Priority 1 Issuer Logistics DAC, Senior Secured Notes, 12.625% due 11/19/27	2,075,004
Isle of Man - 0.3%
2,500,000		AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	2,424,883
Italy - 0.8%
1,600,000	EUR	EVOCA SpA, Senior Secured Notes, 7.279% (3-Month EURIBOR + 5.250%) due 4/9/29(b)	1,773,656
900,000	EUR	Fiber Midco SpA, Senior Unsecured Notes, 10.750% due 6/15/29(d)	833,952
2,125,000	EUR	Gruppo San Donato SpA, Senior Secured Notes, 6.500% due 10/31/31(a)	2,510,461
362,000	EUR	Nexture SpA, Senior Secured Notes, 6.026% (3-Month EURIBOR + 4.000%) due 7/30/32(a)	421,938
		Total Italy	5,540,007
Japan - 0.3%
250,000		Kioxia Holdings Corp., Company Guaranteed Notes, 6.625% due 7/24/33(a)	260,014
		Rakuten Group Inc., Senior Unsecured Notes:
1,150,000		11.250% due 2/15/27(a)	1,231,924
300,000		9.750% due 4/15/29(a)	333,357
		Total Japan	1,825,295

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Jersey, Channel Islands - 0.3%
1,100,000		Aptiv Swiss Holdings Ltd., Company Guaranteed Notes, 6.875% (5-Year CMT Index + 3.385%) due 12/15/54(b)	$1,129,475
1,087,552	GBP	Wheel Bidco Ltd., Senior Secured Notes, 9.875% due 9/15/29	1,305,619
		Total Jersey, Channel Islands	2,435,094
Kazakhstan - 0.1%
411,000		ForteBank JSC, Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.188%)(a)(b)(c)(e)	399,786
Kuwait - 0.0%
300,000		EQUATE Petrochemical Co. KSC, Company Guaranteed Notes, 4.250% due 11/3/26	299,118
Luxembourg - 5.1%
1,370,502		Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	1,385,289
900,000		Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes, 7.000% due 5/21/30(a)	935,509
		Altice Financing SA, Senior Secured Notes:
1,059,000	EUR	3.000% due 1/15/28	917,822
1,112,000		5.000% due 1/15/28(a)	743,339
2,720,000		Auna SA, Senior Secured Notes, 8.750% due 11/6/32(a)	2,723,454
260,000	GBP	B&M European Value Retail SA, Senior Secured Notes, 8.125% due 11/15/30	354,461
970,871		Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes, 5.672% due 10/20/35(a)	1,002,910
1,649,900		Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	1,728,320
200,000		Cosan Luxembourg SA, Senior Unsecured Notes, 5.500% due 9/20/29	196,500
3,000,000		CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	2,257,500
1,134,231	EUR	Cullinan Holdco Scsp, Senior Secured Notes, 8.500% due 10/15/29(a)	1,057,460
1,637,000	EUR	Flamingo Lux II SCA, Senior Unsecured Notes, 5.000% due 3/31/29	927,754
2,711,000	EUR	GTC Aurora Luxembourg SA, Company Guaranteed Notes, 2.250% due 6/23/26	3,116,461
742,000		Herens Holdco SARL, Senior Secured Notes, 4.750% due 5/15/28(a)	645,525
		Mangrove Luxco III SARL, Senior Secured Notes:
5,237,000	EUR	7.009% (3-Month EURIBOR + 5.000%) due 7/15/29(b)	6,075,386
1,998,000	EUR	7.026% (3-Month EURIBOR + 5.000%) due 7/15/29(b)	2,317,858
		Millicom International Cellular SA, Senior Unsecured Notes:
900,000		5.125% due 1/15/28(f)	895,069
270,000		6.250% due 3/25/29	270,812
200,000		4.500% due 4/27/31	185,622
1,400,000		Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29(f)	1,326,472
500,000		Nexa Resources SA, Company Guaranteed Notes, 6.500% due 1/18/28	510,456
1,500,000	EUR	Odyssey Europe Holdco SARL, Senior Secured Notes, 11.000% due 12/31/25(d)	1,662,141
		Raizen Fuels Finance SA, Company Guaranteed Notes:
300,000		6.450% due 3/5/34	259,490
1,100,000		5.700% due 1/17/35	905,130
200,000		6.700% due 2/25/37	171,500
600,000		Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(a)	644,628
200,000		Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	156,800
		Telecom Italia Capital SA, Company Guaranteed Notes:
50,000		6.375% due 11/15/33	52,629
150,000		6.000% due 9/30/34	154,068
1,700,000		7.200% due 7/18/36	1,848,624
422,639		Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	417,910
		Total Luxembourg	35,846,899
Malaysia - 0.1%
400,000		MISC Capital Two Labuan Ltd., Company Guaranteed Notes, 3.750% due 4/6/27	397,076
Marshall Islands - 0.2%
1,200,000		Navios South American Logistics Inc., Senior Secured Notes, 8.875% due 7/14/30(a)	1,226,949
Mexico - 3.6%
900,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 8.375% (5-Year CMT Index + 4.072%)(a)(b)(c)	942,759
2,000,000		BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes, 5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)	1,996,348

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Mexico - (continued)
1,094,402		Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(a)	$1,192,808
3,600,000		Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(b)(c)	3,586,412
882,000		Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	916,971
		Comision Federal de Electricidad, Company Guaranteed Notes:
600,000		3.348% due 2/9/31	540,610
1,200,000		6.450% due 1/24/35(a)	1,229,192
1,676,523		Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.375% due 3/30/38	1,700,162
		FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes:
693,355		7.250% due 1/31/41	724,674
396,203		7.250% due 1/31/41(a)	414,099
		Grupo Aeromexico SAB de CV, Senior Secured Notes:
1,820,000		8.250% due 11/15/29	1,819,945
1,717,000		8.625% due 11/15/31	1,716,554
3,236,681		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	3,315,034
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
600,000		6.750% due 9/19/42	516,212
200,000		5.875% due 9/17/44	153,598
2,000,000		Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	1,627,488
		Total Play Telecomunicaciones SA de CV, Senior Secured Notes:
1,800,000		10.500% due 12/31/28	1,776,636
1,300,000		11.125% due 12/31/32(a)	1,239,875
		Total Mexico	25,409,377
Morocco - 0.3%
1,900,000		OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	2,043,365
Multinational - 0.6%
236,463		Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	235,750
500,000		Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	500,333
1,900,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	2,017,802
1,150,000		Digicel International Finance Ltd./Difl US LLC, Senior Secured Notes, 8.625% due 8/1/32(a)	1,177,408
		Total Multinational	3,931,293
Netherlands - 1.4%
1,600,000	EUR	Arles I BV, Senior Secured Notes, 8.540% (3-Month EURIBOR + 6.500%) due 11/4/30(a)(b)	1,850,300
109,000	EUR	Centrient Holding BV, Senior Secured Notes, 6.750% due 5/30/30(a)	109,102
564,000	EUR	Eastern European Electric Co. BV, Senior Secured Notes, 6.500% due 5/15/30(a)	688,353
863,040		Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	858,737
1,593,297		Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	1,575,165
2,270,192		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	2,231,833
		Petrobras Global Finance BV, Company Guaranteed Notes:
500,000		5.125% due 9/10/30	494,225
348,000		6.250% due 1/10/36	341,649
660,000	EUR	VZ Secured Financing BV, Senior Secured Notes, 5.250% due 1/15/33	759,820
500,000		Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(a)	524,415
700,000		Ziggo Bond Co. BV, Company Guaranteed Notes, 5.125% due 2/28/30(a)	628,310
		Total Netherlands	10,061,909
Norway - 1.3%
625,000		Archer Norge AS, Senior Secured Notes, 9.500% due 2/25/30	657,934
350,000		BLUENORD ASA, Senior Unsecured Notes, 9.500% due 7/2/29(a)	365,704
17,500,000	NOK	Bonheur ASA, Senior Unsecured Notes, 6.490% (3-Month NIBOR + 2.350%) due 10/9/29(a)(b)	1,737,192
1,231,000		DNO ASA, Senior Unsecured Notes, 8.500% due 3/27/30(a)	1,273,889
1,800,000		DNO ASA, Subordinated Notes, step bond to yield, 10.750% due 6/17/85(a)	1,883,900
1,500,000		NES Fircroft Bondco AS, Senior Secured Notes, 8.000% due 9/30/29(a)	1,514,698

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Norway - (continued)
17,000,000	NOK	Nord-troendelag Elektrisitetsverk AS, Senior Unsecured Notes, 4.858% due 9/10/32	$1,674,460
		Total Norway	9,107,777
Panama - 0.2%
1,300,000		Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	1,293,078
Paraguay - 0.3%
1,500,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25	1,495,500
300,000		Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	166,500
200,000		Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	199,000
		Total Paraguay	1,861,000
Peru - 1.2%
3,550,000		Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	3,499,101
2,100,000		InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	2,040,094
1,806,000		Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	1,731,148
375,050		Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	361,433
500,000		Scotiabank Peru SAA, Subordinated Notes, 6.100% (1-Year CMT Index + 2.309%) due 10/1/35(a)(b)	514,000
600,000		Volcan Compania Minera SAA, Senior Secured Notes, 8.500% due 10/28/32(a)	609,750
		Total Peru	8,755,526
Portugal - 0.0%
70,068		Invepar, zero coupon, due 12/30/28(e)	–
Romania - 0.0%
158,000	EUR	Banca Transilvania SA, Senior Non-Preferred Notes, 8.875% (1-Year EURIBOR ICE Swap Rate + 5.580%) due 4/27/27(b)	187,258
Singapore - 2.5%
2,500,000		BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	2,499,451
2,900,000		DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	2,877,710
800,000		Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	804,028
3,000,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	2,988,246
2,700,000		Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(b)	2,709,383
		Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
50,000		4.091% due 6/1/29(a)	48,776
500,000		5.875% due 7/15/30(a)	514,847
1,433,000		5.750% due 12/1/34(a)	1,473,094
		United Overseas Bank Ltd., Subordinated Notes:
1,600,000		1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	1,587,931
1,800,000		2.000% (5-Year CMT Index + 1.230%) due 10/14/31(b)	1,763,805
		Total Singapore	17,267,271
Spain - 0.8%
		AI Candelaria -spain- SA, Senior Secured Notes:
1,494,996		7.500% due 12/15/28	1,511,815
3,050,000		5.750% due 6/15/33	2,732,800
853,000	EUR	Eroski S Coop, Senior Secured Notes, 5.750% due 5/15/31(a)	1,016,839
200,000		Termocandelaria Power SA, Company Guaranteed Notes, 7.750% due 9/17/31(a)	206,015
		Total Spain	5,467,469
Sweden - 2.9%
8,200,000	EUR	European Entertainment Intressenter BidCo AB, Senior Secured Notes, 9.261% (3-Month EURIBOR + 7.250%) due 9/29/30(b)	9,085,970
1,200,000	EUR	Genexis International AB, Senior Secured Notes, 9.578% (3-Month EURIBOR + 7.500%) due 9/6/26(b)	841,841
522,000	EUR	Geveko AB, Senior Secured Notes, 6.493% (3-Month EURIBOR + 4.500%) due 12/26/28(b)	608,365
590,990		Go North Group AB, zero coupon, due 12/31/49(e)(g)	–

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Sweden - (continued)
1,618,738		Go North Group AB, Senior Secured Notes, 9.808% (SOFRRATE + 5.762%) due 2/9/26(b)(g)	$1,557,226
3,147,394	SEK	Go North Group AB, Senior Unsecured Notes, 15.000% due 2/2/28(g)	–
7,500,000	SEK	Goldcup 100865 AB, Senior Secured Notes, 7.398% (3-Month SEK-STIBOR + 5.500%) due 7/11/28(b)	809,704
7,000,000	SEK	Novedo Holding AB, Senior Secured Notes, 12.000% due 9/18/28(d)	702,008
2,250,000		Nynas AB, Senior Secured Notes, 11.750% due 6/17/28(a)	2,356,165
3,800,000	EUR	Trustly AB, Senior Secured Notes, 8.776% (3-Month EURIBOR + 6.750%) due 10/8/30(b)	4,296,515
		Total Sweden	20,257,794
United Kingdom - 4.8%
1,500,000		3t Global Bidco PLC, Senior Secured Notes, 11.250% due 5/22/28	1,514,963
2,029,000		Azule Energy Finance PLC, Company Guaranteed Notes, 8.125% due 1/23/30(a)	2,035,687
5,832,000	GBP	Bellis Acquisition Co. PLC, Senior Secured Notes, 8.125% due 5/14/30	7,194,054
1,750,000	GBP	Bracken MidCo1 PLC, Senior Unsecured Notes, 6.750% due 11/1/27(d)	2,298,880
411,000		Endeavour Mining PLC, Company Guaranteed Notes, 7.000% due 5/28/30(a)	424,922
760,000		EnQuest PLC, Company Guaranteed Notes, 11.625% due 11/1/27	769,054
1,900,000		Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Unsecured Notes, 11.500% due 8/15/29(a)	1,950,702
15,903,354	SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(e)(h)	1,009,961
250,000		Ithaca Energy North Sea PLC, Senior Unsecured Notes, 8.125% due 10/15/29(a)	261,689
		Jerrold Finco PLC, Senior Secured Notes:
2,600,000	GBP	7.875% due 4/15/30	3,520,165
1,095,000	GBP	7.500% due 6/15/31(a)	1,469,924
187,000	GBP	Liverpool Victoria Friendly Society Ltd., Subordinated Notes, 9.440% (5-Year UK Government Note Generic Bid Yield + 5.630%) due 5/22/43(b)	252,563
850,000		Marks & Spencer PLC, Senior Unsecured Notes, 7.125% due 12/1/37(a)	939,925
		Mobico Group PLC, Company Guaranteed Notes:
537,000	GBP	3.625% due 11/20/28	625,810
601,000	EUR	4.875% due 9/26/31	525,357
569,000	GBP	Oaknorth Bank PLC, Subordinated Notes, 10.000% (5-Year UK Government Note Generic Bid Yield + 6.199%) due 1/9/35(b)	812,459
		Ocado Group PLC, Company Guaranteed Notes:
341,000	GBP	10.500% due 8/8/29	426,875
100,000	GBP	11.000% due 6/15/30	125,912
408,000	EUR	Project Grand UK PLC, Senior Secured Notes, 9.000% due 6/1/29	486,430
1,315,000	GBP	Punch Finance PLC, Senior Secured Notes, 7.875% due 12/30/30(a)	1,770,411
2,700,000	GBP	RAC Bond Co. PLC, Senior Secured Notes, 5.250% due 11/4/27	3,544,326
1,000,000		Trident Energy Finance PLC, Company Guaranteed Notes, 12.500% due 11/30/29	1,013,935
202,000		WE Soda Investments Holding PLC, Senior Secured Notes, 9.375% due 2/14/31	202,799
380,000	GBP	Zopa Group PLC, Subordinated Notes, 14.400% (5-Year UK Government Note Generic Bid Yield + 9.740%) due 11/25/33(b)	586,321
		Total United Kingdom	33,763,124
United States - 29.1%
1,150,000		Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	1,147,406
		Advance Auto Parts Inc., Company Guaranteed Notes:
600,000		3.900% due 4/15/30	551,369
500,000		7.375% due 8/1/33(a)	509,370
		Albertsons Cos., Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
100,000		4.625% due 1/15/27(a)	99,926
200,000		3.500% due 3/15/29(a)	191,745
86,000		Allegiant Travel Co., Senior Secured Notes, 7.250% due 8/15/27(a)	87,084
1,300,000		Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Company Guaranteed Notes, 8.625% due 6/15/29(a)	1,371,222
50,000		Ally Financial Inc., Subordinated Notes, 6.646% (5-Year CMT Index + 2.450%) due 1/17/40(b)	50,236

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
	AMC Networks Inc., Senior Secured Notes:
1,640,000	10.250% due 1/15/29(a)	$1,720,513
50,000	10.500% due 7/15/32(a)	53,563
	American Axle & Manufacturing Inc., Company Guaranteed Notes:
650,000	5.000% due 10/1/29	622,972
650,000	7.750% due 10/15/33(a)	656,463
	AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
1,250,000	9.375% due 6/1/28(a)	1,297,721
150,000	9.500% due 6/1/30(a)	158,971
215,000	ANGI Group LLC, Company Guaranteed Notes, 3.875% due 8/15/28(a)	194,130
1,650,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Secured Notes, 9.750% due 4/15/30(a)	1,792,486
500,000	Atlanticus Holdings Corp., Company Guaranteed Notes, 9.750% due 9/1/30(a)	483,068
608,000	AutoNation Inc., Senior Unsecured Notes, 2.400% due 8/1/31	536,723
	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
350,000	8.250% due 1/15/30(a)	360,444
150,000	8.000% due 2/15/31(a)	153,182
1,150,000	8.375% due 6/15/32(a)	1,184,079
1,719,000	BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer Inc., Senior Secured Notes, 9.500% due 7/1/32(a)	1,676,599
	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
450,000	7.000% due 7/15/29(a)	469,327
50,000	7.250% due 7/15/32(a)	53,165
450,000	Bread Financial Holdings Inc., Subordinated Notes, 8.375% (5-Year CMT Index + 4.300%) due 6/15/35(a)(b)	461,254
50,000	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)(i)	53,047
150,000	Brink's Co., Company Guaranteed Notes, 6.500% due 6/15/29(a)	154,884
495,000	Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, Senior Secured Notes, 4.500% due 4/1/27(a)	486,447
946,000	Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes, 7.500% due 2/1/32(a)	958,442
1,100,000	California Resources Corp., Company Guaranteed Notes, 8.250% due 6/15/29(a)	1,150,902
185,000	Carpenter Technology Corp., Senior Unsecured Notes, 5.625% due 3/1/34(a)	188,025
400,000	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	383,152
1,765,500	Carvana Co., Senior Secured Notes, 9.000% due 6/1/31(a)(d)	1,985,605
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
50,000	5.125% due 5/1/27(a)	49,929
350,000	5.000% due 2/1/28(a)	347,077
	Charles River Laboratories International Inc., Company Guaranteed Notes:
350,000	3.750% due 3/15/29(a)	337,684
3,324,000	4.000% due 3/15/31(a)	3,144,435
	CHS/Community Health Systems Inc., Senior Secured Notes:
50,000	5.250% due 5/15/30(a)	47,235
343,000	4.750% due 2/15/31(a)	306,861
850,000	10.875% due 1/15/32(a)	918,106
150,000	9.750% due 1/15/34(a)	159,522
500,000	Ciena Corp., Company Guaranteed Notes, 4.000% due 1/31/30(a)	482,113
250,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(a)	249,940
1,650,000	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	1,466,857
1,450,000	CommScope LLC, Senior Secured Notes, 9.500% due 12/15/31(a)	1,470,967
6,433,314	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	6,011,213
1,700,000	Compass Minerals International Inc., Senior Unsecured Notes, 8.000% due 7/1/30(a)	1,769,793
350,000	Comstock Resources Inc., Company Guaranteed Notes, 5.875% due 1/15/30(a)	340,060
1,300,000	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	1,369,580
186,000	CPI CG Inc., Senior Secured Notes, 10.000% due 7/15/29(a)	195,393
6,101,000	Crocs Inc., Company Guaranteed Notes, 4.125% due 8/15/31(a)(f)	5,624,460

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
1,600,000		CVR Energy Inc., Company Guaranteed Notes, 5.750% due 2/15/28(a)	$1,577,108
150,000		DaVita Inc., Company Guaranteed Notes, 6.875% due 9/1/32(a)	156,079
469,000		DBR Land Holdings LLC, Company Guaranteed Notes, 6.250% due 12/1/30(a)	475,008
		Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes:
250,000		8.625% due 3/15/29(a)	262,039
1,600,000		7.375% due 6/30/33(a)	1,639,150
400,000		Deluxe Corp., Senior Secured Notes, 8.125% due 9/15/29(a)	421,343
450,000		Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(a)	446,763
779,000		Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	779,230
150,000		Discovery Communications LLC, Company Guaranteed Notes, 3.625% due 5/15/30	139,125
1,125,000		Diversified Gas & Oil Corp., Senior Secured Notes, 9.750% due 4/9/29	1,102,419
250,000		DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	244,523
100,000		EnerSys, Company Guaranteed Notes, 6.625% due 1/15/32(a)	103,922
		Enova International Inc., Company Guaranteed Notes:
1,250,000		11.250% due 12/15/28(a)	1,331,237
450,000		9.125% due 8/1/29(a)	475,380
200,000		Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	206,039
568,000	EUR	Euronet Worldwide Inc., Senior Unsecured Notes, 1.375% due 5/22/26	654,666
618,000		EZCORP Inc., Company Guaranteed Notes, 7.375% due 4/1/32(a)	647,883
50,000		Ferrellgas LP/Ferrellgas Finance Corp., Company Guaranteed Notes, 9.250% due 1/15/31(a)	50,499
1,388,000		Five Point Operating Co. LP, Company Guaranteed Notes, 8.000% due 10/1/30(a)	1,449,105
10,650,000		Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	10,969,500
200,000		Garrett Motion Holdings Inc./Garrett LX I SARL, Company Guaranteed Notes, 7.750% due 5/31/32(a)	211,320
1,000,000		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 8.000% due 5/15/33	1,031,657
		Genworth Holdings Inc., Company Guaranteed Notes:
911,000		6.500% due 6/15/34	921,350
1,080,000		6.116% (3-Month TSFR + 2.264%) due 11/15/36(b)	904,214
1,250,000		GEO Group Inc., Company Guaranteed Notes, 10.250% due 4/15/31	1,371,622
150,000		GEO Group Inc., Senior Secured Notes, 8.625% due 4/15/29	158,062
3,262,000		Getty Images Inc., Company Guaranteed Notes, 14.000% due 3/1/28(a)	3,098,900
4,148,000		Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(a)	3,982,261
250,000		Global Atlantic Finance Co., Company Guaranteed Notes, 7.950% (5-Year CMT Index + 3.608%) due 10/15/54(a)(b)	257,841
6,933,460		GrubHub Holdings Inc., Senior Secured Notes, 13.000% due 7/31/30(a)(d)(f)	5,881,693
50,000		HA Sustainable Infrastructure Capital Inc., Company Guaranteed Notes, 6.375% due 7/1/34	51,061
939,000		Harrow Inc., Company Guaranteed Notes, 8.625% due 9/15/30(a)	985,070
2,055,000		Hawaii Electric Light Co., Inc., 3.280% due 12/30/40(e)(g)	1,243,275
1,450,000		HLF Financing SARL LLC/Herbalife International Inc., Senior Secured Notes, 12.250% due 4/15/29(a)	1,562,287
		Howard Hughes Corp., Company Guaranteed Notes:
600,000		4.125% due 2/1/29(a)	582,459
1,250,000		4.375% due 2/1/31(a)	1,194,209
		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes:
857,000		6.250% due 5/15/26	856,180
1,469,000		10.000% due 11/15/29(a)	1,477,262
5,157,000		Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	5,093,808
950,000		Iron Mountain Inc., Company Guaranteed Notes, 4.500% due 2/15/31(a)	908,624
150,000		Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	144,387
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
3,297,000		6.125% due 11/1/32(a)	3,353,992
354,000		6.750% due 5/1/33(a)	370,241

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
1,900,000		Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Unsecured Notes, 5.000% due 8/15/28(a)	$1,804,747
		Jefferson Capital Holdings LLC, Company Guaranteed Notes:
23,000		9.500% due 2/15/29(a)	24,284
403,000		8.250% due 5/15/30(a)	421,597
500,000		Karoon USA Finance Inc., Senior Secured Notes, 10.500% due 5/14/29(a)	515,767
800,000		Kinetik Holdings LP, Senior Unsecured Notes, 6.625% due 12/15/28(a)	822,987
150,000		Knife River Corp., Company Guaranteed Notes, 7.750% due 5/1/31(a)	157,760
550,000		Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	573,437
1,250,000		Kohl's Corp., Senior Unsecured Notes, 5.125% due 5/1/31	1,073,572
100,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 4.250% due 2/1/27(a)	99,049
600,000		Lamar Media Corp., Company Guaranteed Notes, 3.750% due 2/15/28	588,124
5,918,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(e)(g)	5,030,300
150,000		LSB Industries Inc., Senior Secured Notes, 6.250% due 10/15/28(a)	149,249
200,000		M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	199,444
		Macy's Retail Holdings LLC, Company Guaranteed Notes:
600,000		7.375% due 8/1/33(a)	631,306
850,000		5.125% due 1/15/42	700,022
250,000		Manitowoc Co., Inc., Secured Notes, 9.250% due 10/1/31(a)	265,628
400,000		Match Group Holdings II LLC, Senior Unsecured Notes, 5.625% due 2/15/29(a)	401,494
400,000		Midcap Financial Issuer Trust, Senior Unsecured Notes, 6.500% due 5/1/28(a)	393,898
		Molina Healthcare Inc., Senior Unsecured Notes:
600,000		4.375% due 6/15/28(a)	583,926
50,000		6.250% due 1/15/33(a)	50,113
750,000		Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	745,704
750,000		Moss Creek Resources Holdings Inc., Senior Unsecured Notes, 8.250% due 9/1/31(a)	719,301
3,990,000	GBP	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.692% due 6/5/28	4,447,756
156,000	EUR	MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes, 7.000% due 2/15/32(a)	187,920
100,000		Nabors Industries Inc., Company Guaranteed Notes, 9.125% due 1/31/30(a)	104,844
241,000		Nassau Cos. of New York, Senior Unsecured Notes, 7.875% due 7/15/30(a)	234,820
500,000		NBM US Holdings Inc., Company Guaranteed Notes, 6.625% due 8/6/29	504,665
1,150,000		NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	1,242,941
400,000		New Flyer Holdings Inc., Secured Notes, 9.250% due 7/1/30(a)	428,407
1,150,000		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.375% due 2/15/32(a)	1,192,218
		Nordstrom Inc., Senior Secured Notes:
450,000		4.375% due 4/1/30	422,993
100,000		4.250% due 8/1/31	91,751
1,850,000		5.000% due 1/15/44	1,391,966
723,000		Northern Oil & Gas Inc., Senior Unsecured Notes, 7.875% due 10/15/33(a)	703,624
		Novelis Corp., Company Guaranteed Notes:
700,000		4.750% due 1/30/30(a)	673,472
1,000,000		3.875% due 8/15/31(a)	912,301
100,000		NuStar Logistics LP, Company Guaranteed Notes, 5.625% due 4/28/27	101,022
450,000		Oceaneering International Inc., Senior Unsecured Notes, 6.000% due 2/1/28	456,899
		OneMain Finance Corp., Company Guaranteed Notes:
150,000		5.375% due 11/15/29	149,510
50,000		7.875% due 3/15/30	52,921
300,000		6.750% due 3/15/32	306,611
250,000		7.125% due 9/15/32	258,917
700,000		PacifiCorp, Junior Subordinated Notes, 7.375% (5-Year CMT Index + 3.319%) due 9/15/55(b)	711,789
1,400,000		Pagaya US Holdings Co. LLC, Company Guaranteed Notes, 8.875% due 8/1/30(a)	1,260,985

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
2,498,000	Paradigm Parent LLC & Paradigm Parent CO-Issuer Inc., Senior Secured Notes, 8.750% due 4/17/32(a)	$2,365,931
950,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 9.875% due 3/15/30(a)	998,633
150,000	Pediatrix Medical Group Inc., Company Guaranteed Notes, 5.375% due 2/15/30(a)	150,425
300,000	PennyMac Financial Services Inc., Company Guaranteed Notes, 6.750% due 2/15/34(a)	309,128
200,000	Phinia Inc., Senior Secured Notes, 6.750% due 4/15/29(a)	206,399
4,826,000	Prime Healthcare Services Inc., Senior Secured Notes, 9.375% due 9/1/29(a)	5,116,525
750,000	Rain Carbon Inc., Senior Secured Notes, 12.250% due 9/1/29(a)	773,915
550,000	Rand Parent LLC, Senior Secured Notes, 8.500% due 2/15/30(a)	567,543
	Resorts World Las Vegas LLC/RWLV Capital Inc., Company Guaranteed Notes:
400,000	4.625% due 4/16/29(a)	352,290
1,200,000	8.450% due 7/27/30(a)	1,184,955
	Rithm Capital Corp., Senior Unsecured Notes:
1,400,000	8.000% due 4/1/29(a)	1,430,302
300,000	8.000% due 7/15/30(a)	305,780
737,000	RR Donnelley & Sons Co., Secured Notes, 10.875% due 8/1/29(a)	743,581
974,000	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(a)	1,001,291
891,000	Sabre Financial Borrower LLC, Senior Secured Notes, 11.125% due 6/15/29(a)	910,103
597,000	Sabre GLBL Inc., Senior Secured Notes, 11.125% due 7/15/30(a)	516,369
100,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 6.125% due 2/1/28(a)	101,688
1,432,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, Company Guaranteed Notes, 9.000% due 11/14/30(a)	1,405,150
250,000	Sirius XM Radio LLC, Company Guaranteed Notes, 4.000% due 7/15/28(a)	243,708
1,450,000	Sotheby's, Senior Secured Notes, 7.375% due 10/15/27(a)	1,443,605
50,000	Spirit AeroSystems Inc., Senior Secured Notes, 9.375% due 11/30/29(a)	52,509
2,791,000	Stonex Escrow Issuer LLC, Secured Notes, 6.875% due 7/15/32(a)	2,888,975
200,000	StoneX Group Inc., Secured Notes, 7.875% due 3/1/31(a)	211,834
4,518,000	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(a)	4,662,065
1,900,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	1,738,398
1,250,000	Synchrony Financial, Subordinated Notes, 7.250% due 2/2/33	1,339,172
350,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 1/15/28(a)	357,541
350,000	TEGNA Inc., Company Guaranteed Notes, 4.625% due 3/15/28	345,772
50,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.750% due 1/15/30(a)	48,068
500,000	Tidewater Inc., Company Guaranteed Notes, 9.125% due 7/15/30(a)	534,553
50,000	TransDigm Inc., Senior Secured Notes, 6.375% due 3/1/29(a)	51,498
	Travel + Leisure Co., Senior Secured Notes:
500,000	6.000% due 4/1/27	507,761
150,000	4.625% due 3/1/30(a)	146,066
50,000	TriMas Corp., Company Guaranteed Notes, 4.125% due 4/15/29(a)	49,062
113,000	Tronox Inc., Company Guaranteed Notes, 4.625% due 3/15/29(a)	72,992
350,000	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	338,996
1,700,000	Turning Point Brands Inc., Senior Secured Notes, 7.625% due 3/15/32(a)	1,811,025
2,916,000	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(a)	2,913,651
942,000	Unisys Corp., Senior Secured Notes, 10.625% due 1/15/31(a)	951,506
50,000	United Rentals North America Inc., Company Guaranteed Notes, 4.875% due 1/15/28	49,993
650,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(a)	672,422
100,000	Viavi Solutions Inc., Company Guaranteed Notes, 3.750% due 10/1/29(a)	95,189
3,576,000	Viking Baked Goods Acquisition Corp., Senior Secured Notes, 8.625% due 11/1/31(a)	3,613,062
1,200,000	Vornado Realty LP, Senior Unsecured Notes, 3.400% due 6/1/31	1,085,478
845,000	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(a)	895,408
	Warnermedia Holdings Inc., Company Guaranteed Notes:
1,850,000	4.279% due 3/15/32	1,690,438
1,450,000	5.141% due 3/15/52	1,084,600
500,000	Wayfair LLC, Senior Secured Notes, 7.750% due 9/15/30(a)	532,888
2,133,000	Western Digital Corp., Senior Secured Notes, 3.100% due 2/1/32	1,950,622

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
1,200,000	Whirlpool Corp., Senior Unsecured Notes, 5.500% due 3/1/33	$1,147,032
1,000,000	Wipro IT Services LLC, Company Guaranteed Notes, 1.500% due 6/23/26	984,576
1,700,000	WULF Compute LLC, Senior Secured Notes, 7.750% due 10/15/30(a)	1,757,665
350,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	344,456
	XPLR Infrastructure Operating Partners LP, Company Guaranteed Notes:
1,050,000	4.500% due 9/15/27(a)	1,031,607
100,000	8.375% due 1/15/31(a)	104,791
100,000	8.625% due 3/15/33(a)	104,558
850,000	XPLR Infrastructure Operating Partners LP, Senior Unsecured Notes, 7.250% due 1/15/29(a)	871,106
5,394,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	5,504,275
500,000	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/14/28(a)	510,312
5,373,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(a)	5,095,772
	Total United States	204,372,596
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $516,690,042)	517,602,892
SENIOR LOANS(b) - 6.0%
United States - 6.0%
4,549,133	Audacy Capital LLC, 10.030% (1-Month USD-SOFR + 0.600%) due 10/1/29	3,533,175
5,433,528	Bally's Corp., 7.369% (3-Month USD-SOFR + 0.325%) due 10/2/28	4,934,350
3,264,333	Charter Communications Operating LLC, 6.235% (3-Month USD-SOFR + 0.225%) due 12/15/31	3,255,258
7,503,515	CMG Media Corp., 7.602% (3-Month USD-SOFR + 0.350%) due 6/18/29	6,843,206
	Container Store Inc.:
778,314	4.916% (1-Month USD-SOFR + 0.550%) due 4/30/29@	778,314
1,526,362	4.916% (1-Month USD-SOFR + 0.550%) due 7/30/29@	1,343,198
178,857	5.197% (6-Month USD-SOFR + 0.400%) due 7/30/29@	89,428
329,937	Elevate Textiles Inc., 12.635% (3-Month USD-SOFR + 0.850%) due 9/30/27	330,349
5,704,738	Fiserv Investment Solutions Inc., 7.889% (3-Month USD-SOFR + 0.400%) due 2/18/27	5,627,724
8,015,325	Inotiv Inc., 10.893% (3-Month USD-SOFR + 0.650%) due 11/5/26@	6,559,181
2,567,365	Magnite Inc., 6.916% (1-Month USD-SOFR + 0.300%) due 2/6/31	2,560,947
	Mountaineer Merger Corp.:
149,553	4.916% (1-Month USD-SOFR + 0.700%) due 6/14/30(g)	149,553
242,400	11.949% (1-Month USD-SOFR + 0.800%) due 6/14/30(g)	242,400
6,536,155	TPC Group Inc., 9.773% (3-Month USD-SOFR + 0.575%) due 12/16/31	5,675,539
	Total United States	41,922,622
	TOTAL SENIOR LOANS
	(Cost - $45,089,077)	41,922,622
SOVEREIGN BONDS - 1.3%
Brazil - 0.1%
700,000	Brazilian Government International Bond, 4.750% due 1/14/50	517,650
Dominican Republic - 0.3%
	Dominican Republic International Bond:
500,000	5.950% due 1/25/27	505,125
1,200,000	5.500% due 2/22/29	1,213,080
200,000	4.500% due 1/30/30	194,000
	Total Dominican Republic	1,912,205
Guatemala - 0.2%
1,800,000	Guatemala Government Bond, 5.250% due 8/10/29	1,809,900
Mexico - 0.1%
450,000	Mexico Government International Bond, 4.500% due 4/22/29	451,530

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - (continued)
Morocco - 0.1%
		Morocco Government International Bond:
800,000		2.375% due 12/15/27	$766,430
500,000		4.000% due 12/15/50	364,699
		Total Morocco	1,131,129
Paraguay - 0.2%
1,400,000		Paraguay Government International Bond, 4.700% due 3/27/27	1,403,559
Romania - 0.3%
1,724,000	EUR	Romanian Government International Bond, 6.750% due 7/11/39(a)	2,096,911
		TOTAL SOVEREIGN BONDS
		(Cost - $9,188,564)	9,322,884
ASSET-BACKED SECURITIES - 0.9%
Real Estate - 0.9%
		Vivion Investments SARL:
4,221,224	EUR	8.250% due 8/31/28(d)	4,901,353
1,213,634	EUR	6.500% due 2/28/29(d)	1,403,216
		Total Real Estate	6,304,569
		TOTAL ASSET-BACKED SECURITIES
		(Cost - $5,732,953)	6,304,569
U.S. GOVERNMENT AGENCY & OBLIGATION - 0.7%
U.S. GOVERNMENT OBLIGATION - 0.7%
4,910,978		U.S. Treasury Inflation Indexed Notes, 1.875% due 7/15/35
		(Cost - $5,044,451)	4,955,250

Shares/Units
EXCHANGE TRADED FUND (ETF) - 2.0%
United States - 2.0%
368,652		Xtrackers USD High Yield Corporate Bond
		(Cost - $13,286,460)	13,647,497
COMMON STOCKS - 1.8%
Australia - 0.0%
10,209		Champion Iron Ltd., Class Common S Shares	38,118
Canada - 0.0%
4,725,534		Cannabist Co. Holdings Inc.*(e)	–
Mexico - 0.1%
59,000		Globa Terra Acquisition Corp., Class A Shares*	592,950
United States - 1.7%
15,560		Alpha Partners Technology*(e)(g)	–
14,584		CTO Realty Growth Inc.	263,679
21,859		Euronet Worldwide Inc.*	1,619,533
100,510		GCI Liberty Inc., Class C Shares*	3,348,993
18,843		Ingram Micro Holding Corp.	403,429
4,821,523		Mountaineer Merger Corp.*(e)	–
2,735,078		Prosomnus Sleep Technologies Inc.*@(e)(g)	2,735,078
57		Real Alloy Holding Inc.*(e)(g)	3,650,560
238,311		UpHealth Inc.*@(e)(g)	–
		Total United States	12,021,272
		TOTAL COMMON STOCKS
		(Cost - $13,625,077)	12,652,340

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units		Security	Value
PREFERRED STOCKS - 1.1%
United States - 1.1%
71,733		CTO Realty Growth Inc., 6.375%(c)	$1,523,430
4,821,523		Mountaineer Merger Corp., 0.000%*(e)	640,162
196,289		NGL Energy Partners LP, 11.267% (3-Month TSFR + 7.475%)(b)(c)	4,573,534
43,599		Saratoga Investment Corp., 6.000%	1,079,075
		Total United States	7,816,201
		TOTAL PREFERRED STOCKS
		(Cost - $11,217,288)	7,816,201
RIGHT - 0.0%
United States - 0.0%
38,937		GCI Liberty Inc., Class R Shares*(e)
		(Cost - $0)	241,409
WARRANTS – 0.0%
United States - 0.0%
36,249		Leafly Holdings Inc.*@(e)(g)	–
1,061,473		Mcdermott International Ltd.*(e)(g)	–
		Total United States	–
		TOTAL WARRANTS
		(Cost - $362,512)	–
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $620,236,424)	614,465,664

Face Amount†
SHORT-TERM INVESTMENTS - 11.6%
COMMERCIAL PAPERS - 4.5%
4,855,000		Bacardi-Martini BV, 4.375% due 12/30/25(a)(j)	4,836,141
4,252,000		Conagra Brands Inc., 4.316% due 12/15/25(a)(j)	4,243,431
4,405,000		Genuine Parts Co., 4.415% due 12/11/25(a)(j)	4,398,538
5,100,000		HCA Inc., 4.304% due 1/13/26(a)(j)	5,071,813
5,255,000		Keurig Dr Pepper Inc., 4.297% due 1/16/26(a)(j)	5,225,817
3,855,000		National Fuel Gas Co., 4.261% due 12/9/25(j)	3,849,868
3,945,000		Stanley Black & Decker Inc., 4.248% due 12/4/25(a)(j)	3,942,286
		TOTAL COMMERCIAL PAPERS
		(Cost - $31,577,717)	31,567,894
CORPORATE NOTES - 0.3%
2,484,031		Go North Group AB, 31.486% due 3/17/26(e)(g)(j)	2,389,637
2,165,123		Tacora Resources Inc., 13.000% due 11/3/23(a)(e)(g)	–
		TOTAL CORPORATE NOTES
		(Cost - $4,491,997)	2,389,637
TIME DEPOSITS - 4.8%
		Brown Brothers Harriman - Grand Cayman:
251,327	SEK	0.660% due 12/1/25	26,602
1,369	NOK	2.720% due 12/1/25	135
		Citibank - London:
2,893,285	EUR	0.880% due 12/1/25	3,355,198
18,787	GBP	2.910% due 12/1/25	24,860
26,154,407		Citibank - New York, 3.220% due 12/1/25	26,154,407
481,841		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	481,841
3,590,883		Skandinaviska Enskilda Banken AB - Stockholm, 3.220% due 12/1/25	3,590,883
		TOTAL TIME DEPOSITS
		(Cost - $33,633,926)	33,633,926

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 2.0%
	U.S. Treasury Bills:
6,400,000	3.864% due 12/4/25(j)	$6,397,947
7,500,000	3.776% due 1/8/26(j)	7,470,285
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $13,868,232)	13,868,232
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $83,571,872)	81,459,689

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.1%
MONEY MARKET FUND - 1.1%
7,867,613	Federated Government Obligations Fund, Premier Class, 3.915%(k)
	(Cost - $7,867,613)	7,867,613
	TOTAL INVESTMENTS - 100.1%
	(Cost - $711,675,909)	703,792,966
	Liabilities in Excess of Other Assets – (0.1)%	(642,529)
	TOTAL NET ASSETS - 100.0%	$703,150,437

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $276,282,946 and represents 39.29% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(e)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2025, amounts to $17,340,168 and represents 2.47% of net assets.
(f)	All or a portion of this security is on loan.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(h)	Security is currently in default.
(i)	Affiliated security.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Container Store Inc.:
4.916% (1-Month USD-SOFR + 0.550%) due 4/30/29	9/12/2025	1,495,828	$778,314	0.11%
4.916% (1-Month USD-SOFR + 0.550%) due 7/30/29	9/15/2025	1,319,808	1,343,198	0.19%
5.197% (6-Month USD-SOFR + 0.400%) due 7/30/29	1/28/2025	1,052,761	89,428	0.01%
Inotiv Inc., 10.893% (3-Month USD-SOFR + 0.650%) due 11/5/26	9/21/2021	4,204,200	6,559,181	0.93%
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	7,109,000	5,030,300	0.72%
Prosomnus Sleep Technologies Inc.	8/6/2024	4,003,437	2,735,078	0.39%
			16,535,499	2.35%

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	73.5%
Senior Loans	6.0
Exchange Traded Fund (ETF)	1.9
Common Stocks	1.8
Sovereign Bonds	1.3
Preferred Stocks	1.1
Asset-Backed Securities	0.9
U.S. Government Agency & Obligation	0.7
Right	0.0	*
Warrants	0.0	*
Short-Term Investments	11.7
Money Market Fund	1.1
	100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
146	$1,182,454	iShares iBoxx HighYield, Put	RJA	12/19/25	$79.00	$(1,898)
8	64,792	iShares iBoxx HighYield, Call	RJA	12/19/25	80.00	(776)
103	338,046	Ziff Davis Inc., Put	RJA	12/19/25	30.00	(27,295)
103	338,046	Ziff Davis Inc., Put	RJA	12/19/25	35.00	(23,587)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $58,581)				$(53,556)

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

At November 30, 2025, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
British Pound	232,116	BBH	$307,149	12/18/25	$–	$(3,034)	$(3,034)
British Pound	405,824	BBH	537,008	12/18/25	–	(1,171)	(1,171)
British Pound	23,915,596	BBH	31,646,358	12/18/25	–	(270,986)	(270,986)
Euro	41,339,737	BBH	47,983,037	12/18/25	–	(80,327)	(80,327)
Euro	1,294,128	BBH	1,502,094	12/18/25	–	(3,748)	(3,748)
Euro	23,510,000	BBH	27,330,186	1/15/26	–	(52,121)	(52,121)
Euro	345,000	BBH	401,060	1/15/26	–	(498)	(498)
Norwegian Krone	33,100,000	BBH	3,268,920	1/15/26	11,449	–	11,449
Swedish Krona	16,360,000	BBH	1,736,324	1/15/26	–	(2,942)	(2,942)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$11,449	$(414,827)	$(403,378)

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
RJA	—	Raymond James & Associates

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 0.6%
CORPORATE BONDS & NOTES - 0.6%
Basic Materials - 0.1%
$583,000	Champion Iron Canada Inc., Company Guaranteed Notes, 7.875% due 7/15/32(a)	$613,975

Communications - 0.2%
1,519,000	Comcast Corp., Company Guaranteed Notes, 5.300% due 6/1/34	1,568,834

Consumer Non-cyclical - 0.3%
	General Mills Inc., Senior Unsecured Notes:
304,000	4.875% due 1/30/30	311,820
304,000	4.950% due 3/29/33	310,015
1,519,000	PepsiCo Inc., Senior Unsecured Notes, 5.000% due 2/7/35	1,571,370
	Total Consumer Non-cyclical	4,376,014
	TOTAL CORPORATE BONDS & NOTES
	(Proceeds - $4,276,388)	4,376,014

Shares/Units
EXCHANGE TRADED FUND (ETF) - 0.3%
28,400	iShares iBoxx $ High Yield Corporate Bond
	(Proceeds - $2,271,432)	2,300,116
	TOTAL SECURITIES SOLD SHORT - 0.9%
	(Proceeds - $6,547,820)	$6,676,130

(a)	Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144Aunder the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $613,975 and represents 0.09% of net assets.

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.6%
Mortgage Securities - 23.6%
$875,104	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 5.049% (1-Month TSFR + 1.094%) due 6/25/35(a)	$877,197
344,523	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 4.389% (1-Month TSFR + 0.434%) due 2/25/34(a)	328,913
	Citigroup Commercial Mortgage Trust:
5,890,000	Series 2015-GC35, Class AS, 4.072% due 11/10/48(a)	5,583,310
5,000,000	Series 2017-P8, Class AS, 3.789% due 9/15/50(a)	4,732,756
7,858,337	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 13.436% (SOFR30A + 9.364%) due 11/25/39(a)(b)	8,353,693
	CSAIL Commercial Mortgage Trust:
1,557,454	Series 2015-C3, Class AS, 4.053% due 8/15/48(a)	1,541,895
7,728,558	Series 2017-CX10, Class AS, 3.670% due 11/15/50(a)	7,445,323
2,971,564	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 4.469% (1-Month TSFR + 0.514%) due 8/25/47(a)	2,718,035
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
3,378,647	Series 2016-C02, Class 1B, 16.436% (SOFR30A + 12.364%) due 9/25/28@(a)	3,489,588
885,864	Series 2016-C03, Class 2M2, 10.086% (SOFR30A + 6.014%) due 10/25/28@(a)	894,607
1,250,231	Series 2016-C04, Class 1B, 14.436% (SOFR30A + 10.364%) due 1/25/29@(a)	1,316,218
4,620,326	Series 2016-C06, Class 1B, 13.436% (SOFR30A + 9.364%) due 4/25/29@(a)	4,911,972
1,900,824	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 5.723% (1-Month TSFR + 1.764%) due 8/19/34(a)	2,120,416
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 9.436% (SOFR30A + 5.364%) due 1/25/50(a)(b)	6,041,950
3,780,000	Series 2020-DNA5, Class B2, 15.572% (SOFR30A + 11.500%) due 10/25/50(a)(b)	5,281,382
1,500,000	Series 2020-DNA6, Class B2, 9.722% (SOFR30A + 5.650%) due 12/25/50(a)(b)	1,728,537
1,280,000	Series 2020-HQA3, Class B2, 14.186% (SOFR30A + 10.114%) due 7/25/50(a)(b)	1,692,599
1,260,000	Series 2020-HQA4, Class B2, 13.586% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,631,110
	Freddie Mac STACR Trust:
4,870,000	Series 2019-DNA3, Class B2, 12.336% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,469,946
4,588,000	Series 2019-DNA4, Class B2, 10.436% (SOFR30A + 6.364%) due 10/25/49(a)(b)	5,098,051
5,800,000	Series 2019-FTR1, Class B2, 12.536% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,889,853
4,030,000	Series 2019-HQA1, Class B2, 16.436% (SOFR30A + 12.364%) due 2/25/49(a)(b)	4,933,498
3,100,000	Series 2019-HRP1, Class B1, 8.236% (SOFR30A + 4.164%) due 2/25/49(a)(b)	3,391,965
	Freddie Mac Structured Agency Credit Risk Debt Notes:
1,903,534	Series 2016-DNA1, Class B, 14.186% (SOFR30A + 10.114%) due 7/25/28@(a)	1,927,465
4,290,000	Series 2017-HQA3, Class B1, 8.636% (SOFR30A + 4.564%) due 4/25/30@(a)	4,571,064
2,710,774	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 4.489% (1-Month TSFR + 0.534%) due 11/25/36(a)	2,648,997
1,993,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.056% due 8/15/49	1,948,040
	JPMBB Commercial Mortgage Securities Trust:
1,390,000	Series 2014-C25, Class AS, 4.065% due 11/15/47	1,348,356
9,209,944	Series 2015-C32, Class AS, 3.984% due 11/15/48	8,484,661
3,000,000	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class AM, 3.379% due 10/10/48	2,909,940
	STACR Trust:
2,981,673	Series 2018-HRP1, Class B1, 7.936% (SOFR30A + 3.864%) due 4/25/43(a)(b)	3,084,570
4,674,871	Series 2018-HRP1, Class B2, 15.936% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,561,343
8,098,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.635% due 3/15/50	7,909,117

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$3,038,766	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% due 9/15/57(a)	$2,886,888
	Total Mortgage Securities	129,753,255
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $124,443,148)	129,753,255
ASSET-BACKED SECURITIES - 11.3%
Automobile ABS - 5.9%
3,052,563	BMW Vehicle Owner Trust, Series 2025-A, Class A2A, 4.430% due 10/25/27	3,056,871
2,126,393	Carmax Auto Owner Trust, Series 2025-1, Class A2A, 4.630% due 3/15/28	2,131,114
760,572	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.580% due 4/17/28	762,669
1,555,060	Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.230% due 5/15/28	1,564,975
	GM Financial Consumer Automobile Receivables Trust:
2,014,911	Series 2023-1, Class A3, 4.660% due 2/16/28	2,020,068
1,588,510	Series 2025-1, Class A2A, 4.440% due 1/18/28	1,590,411
903,770	Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.210% due 8/15/28	911,612
2,606,284	Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.480% due 4/17/28	2,625,202
1,942,438	Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.800% due 4/16/29	1,953,879
2,567,366	Toyota Auto Receivables Owner Trust, Series 2022-A, Class A4, 1.540% due 5/17/27	2,554,012
3,710,000	Westlake Automobile Receivables Trust, Series 2025-3A, Class A2, 4.310% due 4/17/28(b)	3,712,685
	World Omni Auto Receivables Trust:
1,516,538	Series 2025-A, Class A2A, 4.490% due 4/17/28	1,518,705
8,000,000	Series 2025-D, Class A2A, 3.910% due 2/15/29	8,006,983
	Total Automobile ABS	32,409,186
Home Equity ABS - 4.7%
544,847	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 4.849% (1-Month TSFR + 0.894%) due 10/25/35(a)	542,102
3,186,673	ABFC Trust, Series 2003-OPT1, Class A3, 4.749% (1-Month TSFR + 0.794%) due 4/25/33(a)	3,177,149
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 4.339% (1-Month TSFR + 0.384%) due 9/25/36(a)	2,344,901
590,228	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.843% (1-Month TSFR + 0.394%) due 12/25/36(a)	585,262
1,472,662	CHEC Loan Trust, Series 2004-1, Class A3, 5.069% (1-Month TSFR + 1.114%) due 7/25/34(a)(b)	1,467,105
1,085,413	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.169% (1-Month TSFR + 1.214%) due 5/25/37(a)(b)	1,068,010
2,112,745	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 5.198% (1-Month TSFR + 1.239%) due 9/25/33(a)	2,133,418
3,459,816	Fremont Home Loan Trust, Series 2003-A, Class M1, 5.044% (1-Month TSFR + 1.089%) due 8/25/33(a)	3,778,429
1,197,408	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 4.849% (1-Month TSFR + 0.894%) due 2/25/34(a)	1,325,218
991,126	Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 4.369% (1-Month TSFR + 0.414%) due 8/25/37(a)	955,435
899	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 4.389% (1-Month TSFR + 0.434%) due 5/25/36(a)	896
3,350,552	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M5, 5.389% (1-Month TSFR + 1.434%) due 1/25/36(a)	3,252,516
2,245,702	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 4.774% (1-Month TSFR + 0.819%) due 3/25/34(a)	2,379,581
437,310	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A3, 4.249% (1-Month TSFR + 0.294%) due 5/25/47(a)	430,453

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Home Equity ABS - (continued)
$2,465,000	Terwin Mortgage Trust, Series 2006-7, Class 1A2C, 4.609% (1-Month TSFR + 0.654%) due 7/25/37(a)(b)	$2,277,125
	Total Home Equity ABS	25,717,600
WL Collateral CMO - 0.7%
1,707,064	Ramp Trust, Series 2004-RS8, Class MII2, 5.615% (1-Month TSFR + 1.264%) due 8/25/34(a)	1,731,274
1,858,162	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 4.834% (1-Month TSFR + 0.879%) due 2/25/35(a)	1,965,832
	Total WL Collateral CMO	3,697,106
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $60,880,851)	61,823,892
CORPORATE BONDS & NOTES - 6.4%
Financial - 1.2%
8,018,000	Genworth Holdings Inc., Company Guaranteed Notes, 6.116% (3-Month TSFR + 2.264%) due 11/15/36(a)(c)	6,712,953
Industrial - 1.6%
8,665,000	Danaos Corp., Senior Unsecured Notes, 8.500% due 3/1/28(b)	8,745,697
Technology - 0.2%
1,153,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(b)	1,246,183
Utilities - 3.4%
6,965,420	NRG Energy Inc., Junior Subordinated Notes, 10.250% (5-Year CMT Index + 5.920%)(a)(b)(d)	7,601,558
10,754,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740%)(a)(b)(c)(d)	10,905,599
	Total Utilities	18,507,157
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $33,429,311)	35,211,990
COLLATERALIZED LOAN OBLIGATIONS - 3.5%
Other ABS - 3.5%
5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 5.316% (3-Month TSFR + 1.412%) due 4/15/34(a)(b)	5,003,548
13,505,000	Barings CLO Ltd., Series 2021-1A, Class B, 5.520% (3-Month TSFR + 1.662%) due 4/25/34(a)(b)	13,508,602
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 10.049% (3-Month TSFR + 6.012%) due 6/15/31(a)(b)	261,568
1,048,524	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 10.756% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	523,829
	Total Other ABS	19,297,547
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost - $19,324,320)	19,297,547
SENIOR LOANS(a) - 2.1%
United States - 2.1%
3,528,867	Crown Finance US Inc., 8.484% (1-Month USD-SOFR + 0.450%) due 12/2/31	3,524,032
3,977,820	Crown Subsea Communications Holding Inc., 7.416% (1-Month USD-SOFR + 0.350%) due 1/30/31	4,002,681
3,955,986	Recess Holdings Inc., 7.615% (3-Month USD-SOFR + 0.375%) due 2/20/30	3,969,595
	Total United States	11,496,308
	TOTAL SENIOR LOANS
	(Cost - $11,502,272)	11,496,308

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 19.5%
CONSUMER CYCLICAL - 1.7%
Entertainment - 1.2%
144,905	Golden Entertainment Inc.	$4,350,048
161,554	Penn Entertainment Inc.*	2,397,461
	Total Entertainment	6,747,509
Leisure Time - 0.5%
320,268	Lucky Strike Entertainment Corp.(e)	2,504,496
	TOTAL CONSUMER CYCLICAL	9,252,005
CONSUMER NON-CYCLICAL - 7.6%
Biotechnology - 6.0%
37,200	Apogee Therapeutics Inc.*	2,677,284
207,221	Crinetics Pharmaceuticals Inc.*	9,440,989
204,085	Septerna Inc.*	5,922,547
117,098	Viridian Therapeutics Inc.*	3,742,452
249,562	Xenon Pharmaceuticals Inc.*	11,160,412
	Total Biotechnology	32,943,684
Commercial Services - 1.5%
72,946	GXO Logistics Inc.*	3,701,280
227,395	WillScot Holdings Corp.	4,491,051
	Total Commercial Services	8,192,331
Healthcare-Products - 0.1%
17,331	Beta Bionics Inc.*	543,154
	TOTAL CONSUMER NON-CYCLICAL	41,679,169
DIVERSIFIED - 7.2%
SPACs - 7.2%
174,682	Apex Treasury Corp., Class A Shares*(f)	1,724,985
406,488	Archimedes Tech SPAC Partners II Co.*(f)	4,211,216
138,476	Blue Water Acquisition Corp. III, Class A Shares*(f)	1,393,068
474,136	Bold Eagle Acquisition Corp., Class A Shares*	5,085,108
70,586	BTC Development Corp., Class A Shares*	712,919
63,886	Cantor Equity Partners III Inc., Class A Shares*	650,998
35,001	Cantor Equity Partners V Inc., Class A Shares*	358,760
209,974	Dynamix Corp. III, Class A Shares*(f)	2,078,743
138,902	Galata Acquisition Corp. II, Class A Shares*(f)	1,380,686
213,051	Gesher Acquisition Corp. II, Class A Shares*(f)	2,185,903
33,162	HCM III Acquisition Corp., Class A Shares*	335,931
332,626	Highview Merger Corp., Class A Shares*(f)	3,329,586
34,952	Insight Digital Partners II*	351,967
511,975	K&F Growth Acquisition Corp. II, Class A Shares*(f)	5,268,223
265,063	NewHold Investment Corp. III, Class A Shares*	2,738,101
479,838	Oaktree Acquisition Corp. III Life Sciences, Class A Shares*(f)	5,067,089
222,075	Willow Lane Acquisition Corp., Class A Shares*	2,664,900
	Total SPACs	39,538,183
	TOTAL DIVERSIFIED	39,538,183
FINANCIAL - 2.0%
Banks - 0.5%
256,100	Blue Foundry Bancorp*	2,909,296
Diversified Financial Services - 0.7%
172,344	Jefferson Capital Inc.	3,614,054

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Investment Companies - 0.8%
290,604	Cannae Holdings Inc.	$4,678,724
	TOTAL FINANCIAL	11,202,074
INDUSTRIAL - 1.0%
Metal Fabricate/Hardware - 1.0%
658,377	Hillman Solutions Corp.*	5,760,799
	TOTAL COMMON STOCKS
	(Cost - $92,346,396)	107,432,230
OPEN-END FUND - 13.3%
6,377,661	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares
	(Cost - $72,754,764)	73,024,221
WARRANTS - 0.2%
DIVERSIFIED - 0.2%
SPACs - 0.2%
87,341	Apex Treasury Corp.*(f)	24,543
203,244	Archimedes Tech SPAC Partners II Co.*(f)	71,156
133,619	Berto Acquisition Corp.*(f)	53,448
69,238	Blue Water Acquisition Corp. III*(f)	12,179
468,723	Bridger Aerospace Group Holdings Inc.*(f)	66,887
17,646	BTC Development Corp.*(f)	13,249
556,875	Calidi Biotherapeutics Inc.*(f)	3,341
104,987	Dynamix Corp. III*(f)	45,144
46,300	Galata Acquisition Corp. II*(f)	14,821
106,525	Gesher Acquisition Corp. II*(f)	46,157
146,171	Haymaker Acquisition Corp. 4*(f)	175,405
11,054	HCM III Acquisition Corp.*(f)	5,528
166,313	Highview Merger Corp.*(f)	52,754
131,807	Inspirato Inc.*(f)	1,450
132,531	NewHold Investment Corp. III*(f)	54,338
100,093	Oaktree Acquisition Corp. III Life Sciences*(f)	76,071
358,816	Pagaya Technologies Ltd.*(f)	134,771
88,320	Revolution Medicines Inc.*(f)	75,072
77,310	SomaLogic Inc.*(f)	7,808
	Total SPACs	934,122
	TOTAL DIVERSIFIED	934,122
	TOTAL WARRANTS
	(Cost - $1,780,756)	934,122
RIGHTS - 0.1%
667,287	Bold Eagle Acquisition Corp.*(f)	255,371
611,174	K&F Growth Acquisition Corp. II*(f)	110,011
	TOTAL RIGHTS
	(Cost - $232,027)	365,382
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $416,693,845)	439,338,947

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 16.8%
TIME DEPOSITS - 16.8%
$91,336,343	JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	$91,336,343
1,021,249	Royal Bank of Canada - Toronto, 3.220% due 12/1/25	1,021,249
	TOTAL TIME DEPOSITS
	(Cost - $92,357,592)	92,357,592

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.3%
MONEY MARKET FUND - 0.3%
1,614,647	Federated Government Obligations Fund, Premier Class, 3.915%(g)
	(Cost - $1,614,647)	1,614,647
	TOTAL INVESTMENTS - 97.1%
	(Cost - $510,666,084)	533,311,186
	Other Assets in Excess of Liabilities - 2.9%	16,026,558
	TOTAL NET ASSETS - 100.0%	$549,337,744

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $115,480,006 and represents 21.02% of net assets.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is on loan.
(f)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2025, amounts to $27,939,003 and represents 5.09% of net assets.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C02, Class 1B, 16.436% (SOFR30A + 12.364%) due 9/25/28	8/10/2021	537,977	$3,489,588	0.64%
Series 2016-C03, Class 2M2, 10.086% (SOFR30A + 6.014%) due 10/25/28	3/17/2020	2,941,204	894,607	0.16%
Series 2016-C04, Class 1B, 14.436% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	1,355,446	1,316,218	0.24%
Series 2016-C06, Class 1B, 13.436% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	2,850,909	4,911,972	0.89%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class B, 14.186% (SOFR30A + 10.114%) due 7/25/28	1/11/2022	611,767	1,927,465	0.35%
Series 2017-HQA3, Class B1, 8.636% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,571,064	0.83%
			$17,110,914	3.11%

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Industry^
Collateralized Mortgage Obligations	24.3%
Common Stocks	20.1
Open-End Fund	13.7
Asset-Backed Securities	11.6
Corporate Bonds & Notes	6.6
Collateralized Loan Obligations	3.6
Senior Loans	2.2
Warrants	0.2
Rights	0.1
Short-Term Investments	17.3
Money Market Fund	0.3
100.0%

^ As a percentage of total investments.

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	14,617,004	5/4/2026	MSCS	1-Month	USD-Federal Funds-H.15 - 95 bps	MSXXBIOH Basket*	$(1,288,365)
USD	2,488,346	5/4/2026	MSCS	1-Month	USD-Federal Funds-H.15 - 35 bps	MSDRCASI Basket**	(68,752)
USD	10,163,769	10/29/2025	GSC	3-Month	USD-Federal Funds-H.15 - 118 bps	GSUCDHY1 Basket***	(30,231)
USD	4,180,858	5/4/2026	MSCS	1-Month	USD-Federal Funds-H.15 - 36 bps	MSHEWSC Basket****	4,724
							$(1,382,624)

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

___________________

* MSXXBIOH Basket consists of a portfolio of:

Security	Shares	Value as of November 30, 2025	% of the Basket
Exact Sciences Corp.	1,502	$(12,970)	1.00%
Arrowhead Pharmaceuticals Inc.	2,512	(11,286)	0.88%
Arcus Biosciences Inc.	5,045	(11,226)	0.87%
GRAIL Inc.	1,187	(11,174)	0.87%
ADMA Biologics Inc.	6,540	(10,694)	0.83%
Sarepta Therapeutics Inc.	5,750	(10,460)	0.81%
Twist Bioscience Corp.	3,811	(10,401)	0.81%
Scholar Rock Holding Corp.	2,765	(10,387)	0.81%
Veracyte Inc.	2,567	(10,362)	0.80%
Cogent Biosciences Inc.	2,988	(10,246)	0.80%
Janux Therapeutics Inc.	3,511	(10,205)	0.79%
Arcutis Biotherapeutics Inc.	3,854	(10,070)	0.78%
Natera Inc.	489	(9,965)	0.77%
Olema Pharmaceuticals Inc.	4,109	(9,921)	0.77%
Syndax Pharmaceuticals Inc.	5,870	(9,919)	0.77%
Beam Therapeutics Inc.	4,580	(9,890)	0.77%
Stoke Therapeutics Inc.	3,742	(9,861)	0.77%
Vera Therapeutics Inc.	3,423	(9,850)	0.76%
PTC Therapeutics Inc.	1,334	(9,779)	0.76%
Ionis Pharmaceuticals Inc.	1,377	(9,709)	0.75%
Revolution Medicines Inc.	1,459	(9,670)	0.75%
Recursion Pharmaceuticals Inc.	24,478	(9,662)	0.75%
Apogee Therapeutics Inc.	1,556	(9,545)	0.74%
Regeneron Pharmaceuticals Inc.	143	(9,524)	0.74%
Biogen Inc.	612	(9,507)	0.74%
Viridian Therapeutics Inc.	3,478	(9,475)	0.74%
Xenon Pharmaceuticals Inc.	2,483	(9,468)	0.73%
Celcuity Inc.	1,093	(9,428)	0.73%
Denali Therapeutics Inc.	5,644	(9,369)	0.73%
Inhibrx Biosciences Inc.	1,304	(9,350)	0.73%
CG oncology Inc.	2,445	(9,346)	0.73%
TG Therapeutics Inc.	3,286	(9,318)	0.72%
Rhythm Pharmaceuticals Inc.	1,002	(9,315)	0.72%
Dyne Therapeutics Inc.	4,983	(9,303)	0.72%
Madrigal Pharmaceuticals Inc.	182	(9,275)	0.72%
Bridgebio Pharma Inc.	1,507	(9,255)	0.72%
Nurix Therapeutics Inc.	6,132	(9,244)	0.72%
Newamsterdam Pharma Co., NV	2,615	(9,209)	0.71%
Ideaya Biosciences Inc.	3,025	(9,186)	0.71%
Ultragenyx Pharmaceutical Inc.	3,099	(9,182)	0.71%
Soleno Therapeutics Inc.	2,134	(9,180)	0.71%
Protagonist Therapeutics Inc.	1,190	(9,128)	0.71%
Intellia Therapeutics Inc.	11,893	(9,115)	0.71%
Neurocrine Biosciences Inc.	702	(9,113)	0.71%
Apellis Pharmaceuticals Inc.	5,017	(9,111)	0.71%
Kymera Therapeutics Inc.	1,573	(9,105)	0.71%
MoonLake Immunotherapeutics	7,764	(9,088)	0.71%
Summit Therapeutics Inc.	5,950	(9,075)	0.70%
Amicus Therapeutics Inc.	10,706	(9,063)	0.70%
Insmed Inc.	511	(9,049)	0.70%

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of November 30, 2025	% of the Basket
Moderna Inc.	4,073	$(9,021)	0.70%
Krystal Biotech Inc.	484	(9,000)	0.70%
ACADIA Pharmaceuticals Inc.	4,200	(8,967)	0.70%
Disc Medicine Inc.	1,125	(8,954)	0.69%
Exelixis Inc.	2,377	(8,952)	0.69%
Catalyst Pharmaceuticals Inc.	4,470	(8,922)	0.69%
Novavax Inc.	14,831	(8,914)	0.69%
United Therapeutics Corp.	214	(8,854)	0.69%
BioMarin Pharmaceutical Inc.	1,852	(8,830)	0.69%
Vaxcyte Inc.	2,086	(8,824)	0.68%
BioCryst Pharmaceuticals Inc.	14,345	(8,781)	0.68%
Iovance Biotherapeutics Inc.	41,673	(8,775)	0.68%
Cytokinetics Inc.	1,506	(8,749)	0.68%
Gilead Sciences Inc.	813	(8,719)	0.68%
Nuvalent Inc.	934	(8,705)	0.68%
Roivant Sciences Ltd.	4,905	(8,702)	0.68%
Halozyme Therapeutics Inc.	1,429	(8,700)	0.68%
Mirum Pharmaceuticals Inc.	1,397	(8,698)	0.68%
Amgen Inc.	295	(8,692)	0.67%
Alkermes PLC	3,438	(8,671)	0.67%
Tango Therapeutics Inc.	9,302	(8,652)	0.67%
BioNTech SE	982	(8,638)	0.67%
Incyte Corp.	968	(8,622)	0.67%
Travere Therapeutics Inc.	2,846	(8,591)	0.67%
Vertex Pharmaceuticals Inc.	232	(8,590)	0.67%
Replimune Group Inc.	10,061	(8,578)	0.67%
Aurinia Pharmaceuticals Inc.	6,239	(8,574)	0.67%
Praxis Precision Medicines Inc.	510	(8,549)	0.66%
Immunovant Inc.	4,150	(8,545)	0.66%
Ascendis Pharma A/S	466	(8,430)	0.65%
Alnylam Pharmaceuticals Inc.	219	(8,424)	0.65%
UroGen Pharma Ltd.	3,428	(8,419)	0.65%
Mineralys Therapeutics Inc.	2,279	(8,376)	0.65%
AbbVie Inc.	431	(8,366)	0.65%
CRISPR Therapeutics AG	1,823	(8,310)	0.65%
Viking Therapeutics Inc.	2,639	(8,281)	0.64%
Centessa Pharmaceuticals PLC	3,281	(8,121)	0.63%
Legend Biotech Corp.	3,393	(8,016)	0.62%
Vericel Corp.	2,309	(7,923)	0.61%
Biohaven Ltd.	9,145	(7,820)	0.61%
uniQure NV	3,325	(7,798)	0.61%
Immunome Inc.	4,635	(7,279)	0.56%
Rigel Pharmaceuticals Inc.	1,680	(7,233)	0.56%
Caris Life Sciences Inc.	3,308	(7,200)	0.56%
Arcellx Inc.	1,116	(6,920)	0.54%
CareDx Inc.	4,425	(6,741)	0.52%
MannKind Corp.	14,626	(6,671)	0.52%
ARS Pharmaceuticals Inc.	8,036	(6,536)	0.51%
Zai Lab Ltd.	3,749	(6,524)	0.51%
Kiniksa Pharmaceuticals International PLC	1,793	(6,499)	0.50%
Celldex Therapeutics Inc.	2,801	(6,453)	0.50%
Verastem Inc.	7,041	(6,387)	0.50%

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of November 30, 2025	% of the Basket
Spyre Therapeutics Inc.	2,472	$(6,324)	0.49%
Kura Oncology Inc.	5,938	(6,145)	0.48%
ImmunityBio Inc.	30,360	(6,108)	0.47%
Day One Biopharmaceuticals Inc.	7,446	(6,025)	0.47%
Kodiak Sciences Inc.	3,037	(5,950)	0.46%
Dianthus Therapeutics Inc.	1,558	(5,842)	0.45%
Xencor Inc.	3,946	(5,826)	0.45%
Zymeworks Inc.	2,520	(5,738)	0.45%
Monte Rosa Therapeutics Inc.	4,116	(5,674)	0.44%
Sana Biotechnology Inc.	15,390	(5,642)	0.44%
Taysha Gene Therapies Inc.	13,938	(5,632)	0.44%
Dynavax Technologies Corp.	5,783	(5,606)	0.44%
Ardelyx Inc.	10,901	(5,390)	0.42%
Zenas Biopharma Inc.	1,600	(5,298)	0.41%
RAPT Therapeutics Inc.	1,809	(5,213)	0.40%
Relay Therapeutics Inc.	7,617	(5,143)	0.40%
Ethzilla Corp.	5,553	(5,056)	0.39%
Agios Pharmaceuticals Inc.	1,955	(4,867)	0.38%
Palvella Therapeutics Inc.	532	(4,661)	0.36%
Rezolute Inc.	5,619	(4,656)	0.36%
KalVista Pharmaceuticals Inc.	3,676	(4,534)	0.35%
ORIC Pharmaceuticals Inc.	4,414	(4,470)	0.35%
Altimmune Inc.	9,694	(4,347)	0.34%
CytomX Therapeutics Inc.	11,442	(4,175)	0.32%
AnaptysBio Inc.	1,168	(4,148)	0.32%
Monopar Therapeutics Inc.	550	(4,040)	0.31%
Prime Medicine Inc.	11,771	(3,834)	0.30%
Precigen Inc.	11,719	(3,827)	0.30%
Lexeo Therapeutics Inc.	4,433	(3,726)	0.29%
Absci Corp.	13,712	(3,706)	0.29%
Bicara Therapeutics Inc.	2,326	(3,681)	0.29%
Emergent BioSolutions Inc.	3,744	(3,565)	0.28%
Tectonic Therapeutic Inc.	1,905	(3,482)	0.27%
Savara Inc.	6,335	(3,397)	0.26%
Abeona Therapeutics Inc.	7,763	(3,355)	0.26%
4D Molecular Therapeutics Inc.	3,325	(3,306)	0.26%
Oruka Therapeutics Inc.	1,240	(3,182)	0.25%
Tonix Pharmaceuticals Holding Corp.	2,334	(3,177)	0.25%
Arcturus Therapeutics Holdings Inc.	5,179	(2,998)	0.23%
Compass Therapeutics Inc.	6,015	(2,974)	0.23%
Immunocore Holdings PLC	881	(2,967)	0.23%
Cabaletta Bio Inc.	13,480	(2,954)	0.23%
Upstream Bio Inc.	1,199	(2,924)	0.23%
Geron Corp.	28,512	(2,868)	0.22%
Sionna Therapeutics Inc.	772	(2,867)	0.22%
Corvus Pharmaceuticals Inc.	3,616	(2,827)	0.22%
Vir Biotechnology Inc.	5,102	(2,793)	0.22%
Immuneering Corp.	4,048	(2,643)	0.21%
Compass Pathways PLC	5,518	(2,611)	0.20%
Cullinan Therapeutics Inc.	2,556	(2,477)	0.19%
Myriad Genetics Inc.	3,785	(2,462)	0.19%
REGENXBIO Inc.	2,138	(2,441)	0.19%

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of November 30, 2025	% of the Basket
Palisade Bio Inc.	13,532	$(2,434)	0.19%
SELLAS Life Sciences Group Inc.	16,891	(2,333)	0.18%
Annexon Inc.	6,028	(2,313)	0.18%
Immatics NV	2,367	(2,157)	0.17%
Rocket Pharmaceuticals Inc.	7,373	(2,150)	0.17%
Akebia Therapeutics Inc.	15,915	(2,144)	0.17%
Gossamer Bio Inc.	7,496	(2,135)	0.17%
Prothena Corp. PLC	2,324	(2,130)	0.17%
ArriVent Biopharma Inc.	1,083	(2,119)	0.16%
MiMedx Group Inc.	3,550	(2,082)	0.16%
Avalo Therapeutics Inc.	1,245	(2,017)	0.16%
Humacyte Inc.	17,353	(1,997)	0.16%
Solid Biosciences Inc.	3,872	(1,792)	0.14%
Tenaya Therapeutics Inc.	14,449	(1,725)	0.13%
Corbus Pharmaceuticals Holdings Inc.	1,743	(1,715)	0.13%
Tyra Biosciences Inc.	881	(1,695)	0.13%
Ovid therapeutics Inc.	10,779	(1,636)	0.13%
Invivyd Inc.	7,892	(1,635)	0.13%
DiaMedica Therapeutics Inc.	2,186	(1,608)	0.12%
Achieve Life Sciences Inc.	3,819	(1,586)	0.12%
Protara Therapeutics Inc.	2,516	(1,583)	0.12%
Enanta Pharmaceuticals Inc.	1,311	(1,578)	0.12%
Neurogene Inc.	873	(1,569)	0.12%
Editas Medicine Inc.	7,600	(1,562)	0.12%
Plus Therapeutics Inc.	29,481	(1,533)	0.12%
Design Therapeutics Inc.	1,886	(1,510)	0.12%
Gain Therapeutics Inc.	4,969	(1,483)	0.12%
Ironwood Pharmaceuticals Inc.	4,920	(1,468)	0.11%
Opus Genetics Inc.	8,053	(1,462)	0.11%
Vanda Pharmaceuticals Inc.	3,185	(1,455)	0.11%
Entrada Therapeutics Inc.	1,654	(1,448)	0.11%
PepGen Inc.	2,619	(1,438)	0.11%
Coherus Oncology Inc.	12,400	(1,438)	0.11%
Larimar Therapeutics Inc.	4,760	(1,437)	0.11%
Aura Biosciences Inc.	2,548	(1,434)	0.11%
C4 Therapeutics Inc.	6,160	(1,423)	0.11%
Allogene Therapeutics Inc.	11,392	(1,418)	0.11%
Ocugen Inc.	13,277	(1,404)	0.11%
Fate Therapeutics Inc.	14,401	(1,400)	0.11%
Bicycle Therapeutics PLC	2,169	(1,383)	0.11%
Crescent Biopharma Inc.	1,072	(1,376)	0.11%
TScan Therapeutics Inc.	14,445	(1,367)	0.11%
Assembly Biosciences Inc.	424	(1,366)	0.11%
ProQR Therapeutics NV	6,835	(1,364)	0.11%
Estrella Immunopharma Inc.	7,533	(1,355)	0.11%
Sangamo Therapeutics Inc.	34,093	(1,340)	0.10%
Unicycive Therapeutics Inc.	2,428	(1,340)	0.10%
iBio Inc.	12,738	(1,336)	0.10%
Pyxis Oncology Inc.	3,013	(1,333)	0.10%
Coya Therapeutics Inc.	2,395	(1,329)	0.10%
Vistagen Therapeutics Inc.	3,170	(1,324)	0.10%
Aldeyra Therapeutics Inc.	2,831	(1,323)	0.10%

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of November 30, 2025	% of the Basket
Cardiff Oncology Inc.	6,802	$(1,322)	0.10%
Erasca Inc.	4,882	(1,319)	0.10%
Adicet Bio Inc.	23,613	(1,305)	0.10%
IO Biotech Inc.	21,237	(1,303)	0.10%
Zentalis Pharmaceuticals Inc.	10,615	(1,294)	0.10%
ADC Therapeutics SA	3,530	(1,294)	0.10%
Sutro Biopharma Inc.	16,483	(1,292)	0.10%
Elicio Therapeutics Inc.	1,607	(1,282)	0.10%
Alector Inc.	11,300	(1,281)	0.10%
Kyverna Therapeutics Inc.	1,957	(1,280)	0.10%
Arbutus Biopharma Corp.	3,392	(1,275)	0.10%
Heron Therapeutics Inc.	12,855	(1,271)	0.10%
Perspective Therapeutics Inc.	6,340	(1,270)	0.10%
Genelux Corp.	2,669	(1,265)	0.10%
Precision BioSciences Inc.	2,726	(1,264)	0.10%
Mereo Biopharma Group PLC	7,916	(1,262)	0.10%
Agenus Inc.	3,244	(1,261)	0.10%
MeiraGTx Holdings PLC	1,778	(1,258)	0.10%
Autolus Therapeutics PLC	10,457	(1,257)	0.10%
Immix Biopharma Inc.	3,468	(1,257)	0.10%
Nkarta Inc.	7,742	(1,247)	0.10%
Inovio Pharmaceuticals Inc.	7,077	(1,243)	0.10%
Organogenesis Holdings Inc.	2,805	(1,239)	0.10%
aTyr Pharma Inc.	18,538	(1,234)	0.10%
Metagenomi Inc.	8,242	(1,230)	0.10%
Caribou Biosciences Inc.	7,414	(1,226)	0.10%
Anika Therapeutics Inc.	1,452	(1,223)	0.09%
Jade Biosciences Inc.	1,113	(1,216)	0.09%
Puma Biotechnology Inc.	2,825	(1,216)	0.09%
InflaRx NV	11,300	(1,214)	0.09%
Cartesian Therapeutics Inc.	1,899	(1,212)	0.09%
MacroGenics Inc.	9,280	(1,210)	0.09%
Lineage Cell Therapeutics Inc.	8,053	(1,208)	0.09%
Candel Therapeutics Inc.	2,962	(1,205)	0.09%
Eledon Pharmaceuticals Inc.	8,649	(1,202)	0.09%
Silence Therapeutics PLC	2,091	(1,202)	0.09%
Climb Bio Inc.	7,453	(1,201)	0.09%
XOMA Royalty Corp.	437	(1,198)	0.09%
Instil Bio Inc.	1,097	(1,194)	0.09%
Amarin Corp. PLC	874	(1,189)	0.09%
Voyager Therapeutics Inc.	3,409	(1,189)	0.09%
Alvotech SA	2,726	(1,185)	0.09%
Acrivon Therapeutics Inc.	5,887	(1,185)	0.09%
Spero Therapeutics Inc.	5,766	(1,180)	0.09%
Foghorn Therapeutics Inc.	2,913	(1,180)	0.09%
ProKidney Corp.	6,228	(1,179)	0.09%
Immunic Inc.	19,195	(1,165)	0.09%
AC Immune SA	4,520	(1,152)	0.09%
Zura Bio Ltd.	3,512	(1,150)	0.09%
Benitec Biopharma Inc.	1,036	(1,144)	0.09%
Black Diamond Therapeutics Inc.	3,494	(1,138)	0.09%
Protalix BioTherapeutics Inc.	7,415	(1,125)	0.09%

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of November 30, 2025	% of the Basket
Biomea Fusion Inc.	12,080	$(1,123)	0.09%
Exagen Inc.	1,655	(1,114)	0.09%
Korro Bio Inc.	2,279	(1,107)	0.09%
Sagimet Biosciences Inc.	1,795	(1,104)	0.09%
Theriva Biologics Inc.	47,208	(1,086)	0.08%
BridgeBio Oncology Therapeutics Inc.	1,022	(1,071)	0.08%
NovaBridge Biosciences	3,207	(1,050)	0.08%
Cypherpunk Technologies Inc.	5,767	(752)	0.06%
			100%

** MSDRCASI Basket consists of a portfolio of:

Security	Shares	Value as of November 30, 2025	% of the Basket
Boyd Gaming Corp.	15,712	$(8,305)	12.09%
Travel + Leisure Co.	13,167	(5,730)	8.33%
Red Rock Resorts Inc.	14,691	(5,460)	7.94%
Wyndham Hotels & Resorts Inc.	9,981	(4,636)	6.74%
MGM Resorts International	19,457	(4,357)	6.34%
Las Vegas Sands Corp.	8,325	(3,601)	5.24%
Carnival Corp.	21,926	(3,587)	5.22%
Marriott International Inc./MD	1,794	(3,470)	5.05%
Brightstar Lottery PLC	33,083	(3,283)	4.78%
Wynn Resorts Ltd.	3,958	(3,232)	4.70%
Marriott Vacations Worldwide Corp.	8,063	(2,794)	4.06%
Vail Resorts Inc.	2,840	(2,527)	3.68%
Norwegian Cruise Line Holdings Ltd.	20,471	(2,398)	3.49%
Hyatt Hotels Corp.	2,150	(2,243)	3.26%
Monarch Casino & Resort Inc.	3,573	(2,190)	3.18%
Topgolf Callaway Brands Corp.	24,907	(2,036)	2.96%
Dine Brands Global Inc.	9,481	(1,880)	2.73%
DraftKings Inc.	8,037	(1,691)	2.46%
Airbnb Inc.	2,136	(1,586)	2.31%
Churchill Downs Inc.	2,178	(1,508)	2.19%
Portillo's Inc.	36,175	(1,198)	1.74%
Bloomin' Brands Inc.	23,095	(1,040)	1.51%
			100%

*** GSUCDHY1 Basket consists of a portfolio of:

Security	Shares	Value as of November 30, 2025	% of the Basket
Asbury Automotive Group Inc.	373,426	$(47,664)	3.70%
Ardagh Metal Packaging Finance USA LLC	373,426	(47,664)	3.70%
Aramark Services Inc.	373,426	(47,664)	3.70%
Ball Corporation	373,426	(47,664)	3.70%
Bath & BodyWorks Inc.	373,426	(47,664)	3.70%
1011778 B.C. Unlimited Liability Company	373,426	(47,664)	3.70%
Builders FirstSource Inc.	373,426	(47,664)	3.70%
Standard Building Solutions Inc.	373,426	(47,664)	3.70%
Mauser Packaging Solutions Holding Company	373,426	(47,664)	3.70%

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of November 30, 2025	% of the Basket
Carnival Corp.	373,426	$(47,664)	3.70%
EMRLD Borrower LP	373,426	(47,664)	3.70%
Fertitta Entertainment LLC	373,426	(47,664)	3.70%
GFL Environment Inc.	373,426	(47,664)	3.70%
Chart Industries Inc.	373,426	(47,664)	3.70%
Hilton Domestic Operating Company Inc.	373,426	(47,664)	3.70%
Imola Merger Corp.	373,426	(47,664)	3.70%
Las Vegas Sands Corp.	373,426	(47,664)	3.70%
MGM Resorts International	373,426	(47,664)	3.70%
NCL Corporation Ltd.	373,426	(47,664)	3.70%
Rolls-Royce PLC	373,426	(47,665)	3.70%
Spirit Aerosystems Inc.	373,426	(47,665)	3.70%
Sensata Technologies BV	373,426	(47,665)	3.70%
Transdigm Inc.	373,425	(47,665)	3.70%
Viking Cruises Ltd.	373,425	(47,665)	3.70%
Wesco Distribution Inc.	373,425	(47,665)	3.70%
Wynn Las Vegas LLC	373,425	(47,665)	3.69%
Yum! Brands Inc.	373,425	(47,665)	3.70%
Weatherford International Ltd.	11,192	(1,429)	0.11%
			100%

**** MSHEWSC Basket consists of a portfolio of:

Security	Shares	Value as of November 30, 2025	% of the Basket
Comfort Systems USA Inc.	1,083	$374	7.89%
United Rentals Inc.	1,226	353	7.45%
Ferguson Enterprises Inc.	3,835	340	7.20%
API Group Corp.	24,071	336	7.10%
SiteOne Landscape Supply Inc.	5,829	276	5.84%
McGrath RentCorp.	6,888	250	5.30%
MasTec Inc.	3,292	248	5.25%
Quanta Services Inc.	1,473	241	5.11%
Ryder System Inc.	3,808	232	4.92%
AECOM	6,253	227	4.81%
MSC Industrial Direct Co., Inc.	6,203	194	4.12%
Genuine Parts Co.	4,010	184	3.90%
Air Lease Corp.	7,787	175	3.71%
Advanced Drainage Systems Inc.	2,741	147	3.12%
Primoris Services Corp.	2,926	130	2.76%
Pitney Bowes Inc.	37,435	130	2.75%
Sensata Technologies Holding PLC	10,134	115	2.42%
Construction Partners Inc.	2,898	111	2.36%
Fluor Corp.	6,927	105	2.22%
Core & Main Inc.	5,806	99	2.09%
Fastenal Co	6,406	91	1.93%
AerCap Holdings NV	1,788	84	1.79%
Atkore Inc.	2,740	65	1.37%
Terex Corp.	3,872	63	1.33%
Stanley Black & Decker Inc.	2,340	59	1.25%
nVent Electric PLC	1,152	44	0.92%

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of November 30, 2025	% of the Basket
Builders FirstSource Inc.	736	$29	0.62%
Trex Co Inc.	1,802	22	0.47%
			100%

At November 30, 2025, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Indexes - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency(2)	Counterparty	Implied Credit Spread at 11/30/25(3)	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35	5.000%	12/20/25	3-month	MSCS	0.944%	USD	20,000,000	$251,647	$651,500	$(399,853)
CDX.NA.HY.37	5.000%	12/20/26	3-month	GSC	0.202%	USD	15,000,000	904,597	1,228,500	(323,903)
CDX.NA.HY.39	5.000%	12/20/27	3-month	GSC	0.803%	USD	20,000,000	1,871,829	1,725,000	146,829
CDX.NA.HY.41	5.000%	12/20/28	3-month	GSC	0.516%	USD	15,000,000	2,114,970	1,945,500	169,470
CDX.NA.HY.45	5.000%	12/20/30	3-month	MSCS	1.761%	USD	30,000,000	4,761,588	4,245,900	515,688
CDX.NA.IG.45	1.000%	12/20/30	3-month	MSCS	2.035%	USD	20,000,000	(904,639)	(954,000)	49,361
CDX.NA.IG.45	1.000%	12/20/30	3-month	GSC	6.105%	USD	60,000,000	(2,713,917)	(2,964,000)	250,083
								$6,286,075	$5,878,400	$407,675

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Shares/Units	Security	Value
SECURITIES SOLD SHORT - 1.3%
COMMON STOCKS - 1.3%
FINANCIAL - 1.3%
Banks - 0.6%
166,000	Fulton Financial Corp.	$3,012,900

Equity Real Estate Investment Trusts (REITs) - 0.7%
136,031	VICI Properties Inc., Class A Shares	3,920,413
	TOTAL FINANCIAL	6,933,313
	TOTAL COMMON STOCKS
	(Proceeds - $7,064,522)	6,933,313
	TOTAL SECURITIES SOLD SHORT - 1.3%
	(Proceeds - $7,064,522)	$6,933,313

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 95.0%
Alabama - 2.2%
$550,000	AA	City of Gadsden AL, GO, Series A, 5.000% due 10/1/35	$632,725
1,500,000	AA+	County of Jefferson AL, Revenue Bonds, 5.000% due 9/15/35	1,535,864
1,500,000	BB+	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(a)	1,520,264
2,540,000	A(b)	Lower Alabama Gas District, Revenue Bonds, Series Prerefunded 12/1/25 @ 100, 4.000% due 12/1/50(c)(d)	2,540,000
		Mobile County Board of School Commissioners, Special Tax:
260,000	A+	5.000% due 3/1/28	261,358
175,000	A+	5.000% due 3/1/29	175,919
180,000	A+	5.000% due 3/1/30	180,951
185,000	A+	5.000% due 3/1/31	185,983
145,000	A+	5.000% due 3/1/32	145,755
215,000	A+	5.000% due 3/1/33	216,081
1,500,000	BBB	Mobile County Industrial Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/54(a)	1,454,271
		Southeast Energy Authority A Cooperative District, Revenue Bonds:
3,050,000	Aa3(e)	Series E, 5.000% due 10/1/30	3,282,526
1,000,000	A1(e)	Series H, 5.000% due 11/1/35(f)	1,079,271
1,000,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(g)	1,002,320
		Total Alabama	14,213,288
Arizona - 1.7%
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(g)	1,500,644
5,000,000	AAA	City of Phoenix Civic Improvement Corp., Revenue Bonds, Series B, 4.000% due 7/1/29	5,010,317
		Maricopa County Industrial Development Authority, Revenue Bonds:
1,000,000	NR	Series A, 6.250% due 7/1/44(g)	1,024,380
800,000	AA-	Series D, 5.000% due 1/1/46(c)	807,872
1,350,000	Aa3(e)	Maricopa County Special Health Care District, GO, Series D, 4.000% due 7/1/35	1,405,325
1,000,000	NR	Sierra Vista Industrial Development Authority, Revenue Bonds, 5.750% due 6/15/58(g)	999,882
		Total Arizona	10,748,420
Arkansas - 0.6%
		Arkansas Development Finance Authority, Revenue Bonds:
1,000,000	BB+	4.500% due 9/1/49(a)(g)	968,583
1,150,000	BB+	5.700% due 5/1/53(a)	1,172,725
1,000,000	NR	City of Osceola AR, Revenue Bonds, 5.500% due 4/1/36(a)(c)	1,000,248
500,000	NR	Clarksville Public Educational Facilities Board, Revenue Bonds, Series B, 6.250% due 8/1/49	513,161
		Total Arkansas	3,654,717
California - 4.2%
1,000,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 2/1/50(g)	760,968
1,000,000	BBB+	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 12/1/32	1,112,159
940,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, Series B, 12.000% due 1/1/65(a)(c)	799,000
300,000	BB	California Municipal Finance Authority, Revenue Bonds, 6.375% due 6/15/64(g)	316,398
		California Public Finance Authority, Revenue Bonds:
1,000,000	NR	Series A, 6.375% due 6/1/59(g)	955,647
990,000	NR	Series A1, 6.750% due 7/1/65(g)	1,059,150
		California Statewide Communities Development Authority, Revenue Bonds:
2,525,000	BB+	5.500% due 12/1/54	2,530,764
1,000,000	BB+	Series A, 5.000% due 12/1/46(g)	1,000,342
650,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, 4.000% due 5/15/38(a)	654,313
1,105,000	NR	CMFA Special Finance Agency VII, Revenue Bonds, Series A1, 3.000% due 8/1/56(g)	761,592
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(g)	791,145

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
California - (continued)
		CSCDA Community Improvement Authority, Revenue Bonds:
$1,500,000	NR	3.000% due 6/1/47(g)	$1,053,312
1,000,000	NR	3.000% due 12/1/56(g)	712,551
1,000,000	NR	Fairfield Community Facilities District, Special Tax, Series A, 5.000% due 9/1/54	1,015,334
1,260,000	A	Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000% due 7/1/34	1,334,554
2,000,000	WD(b)	Silicon Valley Tobacco Securitization Authority, Revenue Bonds, Series A, zero coupon, due 6/1/41	734,303
1,345,000	Aa2(e)	Southern California Public Power Authority, Revenue Bonds, Series 2, 5.000% due 7/1/53(c)	1,421,088
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	762,993
2,250,000	AA-	5.000% due 9/1/26	2,293,749
3,335,000	AA-	5.000% due 8/1/32	3,857,546
435,000	AA-	Series B, 5.000% due 8/1/26	442,514
205,000	AA-	Series C, 5.000% due 8/1/29	208,361
2,000,000	AA	University of California, Revenue Bonds, Series CA, 5.000% due 5/15/39	2,324,137
		Total California	26,901,920
Colorado - 2.5%
1,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series A, 5.000% due 3/1/43	1,116,096
		Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, GO:
650,000	AA+	5.000% due 12/15/29	713,668
775,000	AA+	5.000% due 12/15/38	882,288
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 12/1/26(a)	321,517
195,000	AA-	Series A, 5.000% due 11/15/28(a)	202,557
455,000	AA-	Series A, 5.000% due 11/15/29(a)	472,690
115,000	AA-	Series A, 5.000% due 11/15/30(a)	119,418
1,000,000	A+	Series A, 5.000% due 12/1/37(a)	1,034,125
3,400,000	AA-	Series D, 5.500% due 11/15/30(a)	3,808,167
		Colorado Bridge & Tunnel Enterprise, Revenue Bonds:
500,000	AA	Series A, AGM-Insured, 5.000% due 12/1/41	553,299
1,200,000	AA	Series A, AGM-Insured, 5.250% due 12/1/54	1,277,566
1,000,000	AA	Series A, AGM-Insured, 5.500% due 12/1/54	1,083,849
600,000	BB	Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 5.800% due 4/1/54(g)	593,054
60,000	NR	Colorado Health Facilities Authority, Revenue Bonds, Series Prerefunded 11/19/26 @ 100, 5.000% due 11/15/49(c)(d)	61,341
35,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	35,329
1,330,000	AAA	Regional Transportation District Sales Tax Revenue, Revenue Bonds, Series A, 4.250% due 11/1/36	1,456,062
		Vauxmont Metropolitan District, GO, AGM-Insured:
125,000	AA	5.000% due 12/15/27	127,612
120,000	AA	5.000% due 12/15/29	122,505
135,000	AA	5.000% due 12/15/31	137,815
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,700,332
		Total Colorado	15,819,290
Connecticut - 0.7%
1,500,000	AAA	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series B2, 5.000% due 7/1/64(c)	1,703,766

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Connecticut - (continued)
		State of Connecticut, GO:
$375,000	AA-	Series A, 5.000% due 4/15/26	$378,370
150,000	AA-	Series A, 5.000% due 4/15/30	161,909
170,000	AA-	Series A, 5.000% due 4/15/34	182,155
175,000	AA-	Series B, 5.000% due 1/15/26	175,510
1,150,000	AA-	Series D, 5.000% due 8/15/30	1,275,481
100,000	AA-	Series E, 5.000% due 10/15/26	102,122
150,000	AA-	Series E, 5.000% due 10/15/29	152,959
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	345,881
		Total Connecticut	4,478,153
District of Columbia - 0.8%
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
1,820,000	AA-	5.000% due 10/1/36(a)	1,863,654
1,000,000	AA-	Series A, 5.000% due 10/1/35(a)	1,138,103
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
1,000,000	AA	5.000% due 7/15/37	1,119,561
1,000,000	AA	5.000% due 7/15/38	1,111,510
		Total District of Columbia	5,232,828
Florida - 6.7%
1,000,000	NR	Cabot Citrus Farms Community Development District, Special Assessment, 5.250% due 3/1/29	1,011,761
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(g)	507,662
250,000	NR	Series A, 4.000% due 6/15/29(g)	245,104
1,000,000	NR	Series A1, 5.000% due 7/1/56(g)	888,546
1,200,000	BB	Capital Trust Authority, Revenue Bonds, Series A, 5.250% due 7/1/55(g)	1,162,294
1,000,000	AA-	Central Florida Expressway Authority, Revenue Bonds, Series B, 4.000% due 7/1/36	1,002,980
2,535,000	AA	City of Jacksonville FL, Revenue Bonds, 5.000% due 10/1/37	2,886,946
1,500,000	AA-	City Of South Miami Health Facilities Authority Inc., Revenue Bonds, 5.000% due 8/15/42	1,524,467
		County of Broward FL Airport System Revenue, Revenue Bonds:
120,000	A+	Series A, 5.000% due 10/1/29(a)	120,162
85,000	A+	Series A, 5.000% due 10/1/31(a)	85,101
115,000	A+	Series A, 5.000% due 10/1/32(a)	115,123
1,000,000	A+	Series B, 5.000% due 10/1/29(a)	1,072,259
		County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds:
4,335,000	AA	Series B, 4.000% due 10/1/38	4,375,622
10,000,000	AA	Series B, 5.000% due 10/1/44	10,349,826
600,000	NR	Florida Development Finance Corp., Revenue Bonds, Series A, 6.750% due 6/15/53(g)	630,436
		Florida Higher Educational Facilities Financing Authority, Revenue Bonds:
1,600,000	NR	5.000% due 6/1/48(g)	1,398,823
2,000,000	BB+	6.250% due 7/1/55(g)	1,998,379
		Hillsborough County Port District, Revenue Bonds:
850,000	A+(b)	Series B, 5.000% due 6/1/33(a)	891,028
185,000	A+(b)	Series B, 5.000% due 6/1/38(a)	192,389
750,000	NR	Hobe-St Lucie Conservancy District, Special Assessment, 5.875% due 5/1/55	768,365
500,000	NR	Lakewood Ranch Stewardship District, Special Assessment, 6.300% due 5/1/54	527,596
		Lee County Industrial Development Authority, Revenue Bonds:
580,000	A+	Series 2019A1, 5.000% due 4/1/33	613,912
515,000	A+	Series 2019A1, 5.000% due 4/1/35	541,858
755,000	A+	Series 2019A2, 5.000% due 4/1/33(c)	755,668
		Marion County School Board, COP, AGM-Insured:
1,950,000	AA	5.000% due 6/1/31	2,169,046
2,000,000	AA	5.000% due 6/1/37	2,245,666

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - (continued)
		Miami-Dade County Expressway Authority, Revenue Bonds:
$235,000	A	Series A, 5.000% due 7/1/40	$236,002
85,000	A	Series A, 5.000% due 7/1/44	84,095
		School Board of Miami-Dade County, COP:
570,000	A+	Series A, 5.000% due 5/1/31	574,378
220,000	A+	Series B, 5.000% due 8/1/27	223,295
115,000	A+	Series D, 5.000% due 2/1/29	115,372
190,000	A+	Series D, 5.000% due 2/1/30	190,598
2,625,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, 5.000% due 10/1/49	2,765,092
985,000	NR	Village Community Development District No 12, Special Assessment, 4.250% due 5/1/43	942,061
		Total Florida	43,211,912
Georgia - 2.2%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	30,058
70,000	AA-	5.000% due 11/1/29	70,136
2,000,000	AA-	5.000% due 11/1/40	2,002,416
335,000	BBB(b)	Fayette County Development Authority, Revenue Bonds, 5.000% due 10/1/30	365,100
5,040,000	AAA	Forsyth County School District, GO, 5.000% due 2/1/28(f)	5,298,258
1,500,000	Aa1(e)	Main Street Natural Gas Inc., Revenue Bonds, Series C, 5.000% due 9/1/53(c)	1,600,687
4,000,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/33	4,652,710
		Total Georgia	14,019,365
Hawaii - 0.8%
5,000,000	Aa2(e)	City & County of Honolulu HI, GO, Series C, 4.000% due 10/1/32	5,033,940

Idaho - 0.5%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(g)	1,429,021
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,071,419
		Idaho Housing & Finance Association, Revenue Bonds:
25,000	Aa1(e)	Series A, 4.000% due 1/1/50	25,123
250,000	Aa3(e)	Series A, 5.000% due 7/15/30	274,565
250,000	Aa3(e)	Series A, 5.000% due 7/15/31	279,617
		Total Idaho	3,079,745
Illinois - 4.4%
		Chicago Board of Education, GO:
1,040,000	BB+	Series A, 5.000% due 12/1/47	927,189
1,500,000	BB+	Series A, 5.750% due 12/1/50	1,466,915
		Chicago O'Hare International Airport, Revenue Bonds:
1,635,000	A+	Series B, 5.000% due 1/1/41	1,635,916
1,000,000	A+	Series D, 5.250% due 1/1/42	1,013,465
1,000,000	AA	City of Aurora IL, GO, Series C, 5.000% due 12/30/42	1,068,530
1,100,000	BBB	City of Chicago IL, GO, Series E, 6.000% due 1/1/42	1,200,306
		County of Cook IL Sales Tax Revenue, Revenue Bonds:
980,000	AA-	5.000% due 11/15/41	1,052,714
980,000	AA-	5.000% due 11/15/42	1,043,652
675,000	AA+	DuPage & Cook Counties Community Unit School District No 205 Elmhurst, GO, Series B, 5.000% due 1/1/28(f)	705,023
5,000	NR	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Series Prerefunded 2/1/27 @ 100, 5.000% due 2/1/29(d)	5,132
		Illinois Finance Authority, Revenue Bonds:
870,000	AA-	Series A, Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(d)	915,421
1,300,000	AA-	Series A, Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(d)	1,367,871
255,000	Aa3(e)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(d)	258,727
95,000	WD(b)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	96,679

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - (continued)
$20,000	NR	Series C, Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	$20,369
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(d)	174,627
		Illinois State Toll Highway Authority, Revenue Bonds:
1,535,000	AA-	Series A, 5.000% due 1/1/42	1,568,918
1,500,000	AA-	Series A, 5.000% due 1/1/45	1,555,209
2,000,000	AA-	Series B, 5.000% due 1/1/40	2,001,948
1,045,000	Aa1(e)	Maine Township High School District No 207, GO, Series 2022, 4.000% due 12/1/25	1,045,000
2,880,000	A	State of Illinois Sales Tax Revenue, Revenue Bonds, Series A, 5.000% due 6/15/28	3,027,726
		State of Illinois, GO:
195,000	A-	5.000% due 2/1/27	199,479
180,000	A-	5.000% due 2/1/28	184,133
2,980,000	A-	Series B, 5.000% due 5/1/32	3,323,249
390,000	A-	Series D, 5.000% due 11/1/26	397,244
1,500,000	A-	Series D, 5.000% due 7/1/32	1,675,480
165,000	AA	Will County Community Unit School District No 365-U Valley View, GO, Series B, AGM-Insured, zero coupon, due 11/1/26	160,837
		Total Illinois	28,091,759
Indiana - 2.0%
3,750,000	AA	Carmel Redevelopment Authority, Revenue Bonds, Series B, 5.000% due 7/15/35	4,171,591
105,000	Aaa(e)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	104,663
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
550,000	A1(e)	5.000% due 1/1/35(a)	602,072
550,000	A1(e)	5.250% due 1/1/36(a)	606,193
600,000	A1(e)	5.250% due 1/1/37(a)	657,361
1,250,000	A1(e)	5.250% due 1/1/38(a)	1,361,426
1,895,000	Aa1(e)	Series 202, 6.000% due 1/15/41	2,163,401
2,115,000	AA+	Peru Multi-School Building Corp., Revenue Bonds, 5.000% due 7/15/43(f)	2,241,352
580,000	AA	Warrick County Industrial Building Corp., Revenue Bonds, 5.000% due 8/1/32	645,531
		Total Indiana	12,553,590
Iowa - 1.8%
1,000,000	Aa1(e)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/40	1,077,191
1,000,000	Aaa(e)	City of West Des Moines IA, GO, Series A, 5.000% due 6/1/32	1,143,679
1,000,000	AAA	County of Polk IA, GO, Series A, 5.000% due 6/1/38(a)	1,083,586
2,000,000	BBB+	Iowa Finance Authority, Revenue Bonds, 4.750% due 8/1/42	2,000,020
6,440,000	A3(e)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(c)	6,506,838
		Total Iowa	11,811,314
Kansas - 0.2%
1,000,000	NR	City of Colby KS, Revenue Bonds, 5.500% due 7/1/26	1,000,385
250,000	NR	City of Garden City KS, Revenue Bonds, 5.375% due 6/1/39(g)	252,747
20,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	20,001
		Total Kansas	1,273,133
Kentucky - 1.1%
2,200,000	AA-	Fayette County School District Finance Corp., Revenue Bonds, 5.000% due 6/1/43	2,310,551
500,000	Baa2(e)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 5.000% due 12/1/33	522,987
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	165,060
145,000	A	5.000% due 5/1/28	152,930
165,000	A	Series A, Prerefunded 2/1/26 @ 100, 5.000% due 2/1/29(d)	165,623
170,000	A	Series A, Prerefunded 2/1/26 @ 100, 5.000% due 2/1/30(d)	170,642
1,795,000	A	Series B, 5.000% due 11/1/26	1,834,068

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Kentucky - (continued)
$2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	$1,631,650
		Total Kentucky	6,953,511
Louisiana - 2.9%
2,505,000	AA	City of Lafayette LA Utilities Revenue, Revenue Bonds, 5.000% due 11/1/42	2,694,253
265,000	AA+	Lafayette Parish School Board Sale Tax Revenue, Revenue Bonds, 5.000% due 4/1/37	297,052
		Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds:
1,500,000	AA	5.000% due 10/1/26	1,527,668
2,800,000	A1(e)	5.000% due 8/15/37	2,863,415
1,000,000	NR	Louisiana Public Facilities Authority, Revenue Bonds, 6.000% due 6/15/59(g)	1,003,238
1,000,000	A2(e)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,091,878
		State of Louisiana, GO:
3,350,000	AA	Series E, 5.000% due 9/1/31	3,788,861
4,835,000	AA	Series E, 5.000% due 9/1/33	5,607,069
		Total Louisiana	18,873,434
Maine - 0.4%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,307,995

Maryland - 1.8%
5,805,000	AAA	County of Prince George's MD, GO, Series A, 5.000% due 7/15/29	6,164,124
		Maryland Community Development Administration, Revenue Bonds:
120,000	Aa1(e)	Series B, 4.000% due 9/1/49	121,108
110,000	Aa1(e)	Series C, 3.500% due 3/1/50	109,633
320,000	Aa1(e)	Series C, 5.000% due 9/1/28	337,606
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,706,644
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,006,673
		Total Maryland	11,445,788
Massachusetts - 2.3%
		Commonwealth of Massachusetts, GO:
1,250,000	AA+	Series E, 5.000% due 8/1/41	1,404,628
1,500,000	AA+	Series E, 5.000% due 11/1/45	1,582,502
2,665,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series B, 5.000% due 7/1/38	3,082,112
		Massachusetts Development Finance Agency, Revenue Bonds:
1,500,000	AA-	4.000% due 4/1/41	1,493,663
1,000,000	AA-	5.000% due 7/1/35	1,011,165
1,290,000	AAA	Series A, 4.000% due 7/15/36	1,290,023
500,000	AA+	Series A, 5.000% due 11/1/55(c)	589,606
1,000,000	AA+	Series N, 5.000% due 7/1/42(f)	1,110,352
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(a)	550,102
250,000	AA	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 2/15/38	297,631
1,700,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, AGM-Insured, Series B, 5.250% due 8/1/38	2,084,838
		Total Massachusetts	14,496,622
Michigan - 1.2%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, AGM-Insured, Series D, 3.445% due 7/1/32(c)	158,410
495,000	AA-	Michigan State Building Authority, Revenue Bonds, Series I, 5.000% due 10/15/34	504,355
4,870,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series A, 3.700% due 4/1/30	4,873,647
1,295,000	Aa1(e)	Thornapple Kellogg School District, GO, 5.000% due 5/1/43	1,352,019
700,000	A+	Wayne County Airport Authority, Revenue Bonds, Series D, 5.000% due 12/1/32(a)	773,278
		Total Michigan	7,661,709

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Minnesota - 2.0%
		Metropolitan Council, GO:
$2,000,000	AAA	Series C, 5.000% due 12/1/27	$2,095,575
2,500,000	AAA	Series I, 3.000% due 3/1/27	2,500,354
5,000,000	AAA	State of Minnesota, GO, Series A, 5.000% due 8/1/37	5,261,859
2,850,000	Aa1(e)	Willmar Independent School District No 347, GO, Series A, 5.000% due 2/1/28	2,992,470
		Total Minnesota	12,850,258
Mississippi - 0.7%
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	166,856
4,000,000	AA	Series C, 5.000% due 10/1/35	4,220,699
		Total Mississippi	4,387,555
Missouri - 1.3%
2,550,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	2,674,720
350,000	NR	Kansas City Industrial Development Authority, Revenue Bonds, Series A1, 5.000% due 6/1/54(g)	331,372
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,560,186
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,277,497
		Missouri Housing Development Commission, Revenue Bonds:
35,000	AA+	Series B, 4.000% due 5/1/50	35,158
525,000	AA+	Series F, 3.650% due 11/1/33	528,976
		Total Missouri	8,407,909
Montana - 0.4%
1,000,000	AA	Lewis & Clark County High School District No 1 Helena, GO, 5.000% due 7/1/43(f)	1,085,262
15,000	AA+	Montana Board of Housing, Revenue Bonds, Series B, 4.000% due 6/1/50	15,090
1,390,000	AA	Yellowstone & Carbon Counties School District No 7-70 Laurel, GO, 5.000% due 7/1/42	1,499,110
		Total Montana	2,599,462
Nebraska - 0.9%
340,000	A	Douglas County Hospital Authority No 3, Revenue Bonds, 5.250% due 11/1/43	368,503
		Nebraska Investment Finance Authority, Revenue Bonds:
60,000	AAA	Series B, 4.000% due 9/1/49(a)	60,058
45,000	AAA	Series E, 3.750% due 9/1/49(a)	44,929
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	115,177
125,000	A+	Series B, 5.000% due 1/1/34	125,163
155,000	A+	Series B, 5.000% due 1/1/36	155,171
		Public Power Generation Agency, Revenue Bonds:
1,815,000	A2(e)	5.000% due 1/1/41	1,826,977
1,885,000	A2(e)	Series A, 5.000% due 1/1/27	1,932,237
1,000,000	Aa3(e)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,061,630
		Total Nebraska	5,689,845
Nevada - 1.0%
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,520,759
		County of Clark NV, GO:
2,750,000	AAA	Series B, 4.000% due 11/1/34	2,768,044
2,000,000	AAA	Series B, 4.000% due 12/1/39	2,022,852
30,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	30,120
		Total Nevada	6,341,775
New Jersey - 2.8%
1,000,000	A	New Jersey Economic Development Authority, Revenue Bonds, Series EEE, 5.000% due 6/15/30	1,066,985
		New Jersey Educational Facilities Authority, Revenue Bonds:
1,000,000	AAA	Series A, 5.000% due 7/1/64(c)	1,110,477
1,315,000	AAA	Series C, 5.000% due 3/1/28	1,389,492

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New Jersey - (continued)
$1,000,000	A	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.000% due 9/15/32	$1,133,052
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,320,000	A	5.000% due 12/15/28	1,410,039
870,000	A	Series A, zero coupon, due 12/15/27	818,802
195,000	A	Series A, zero coupon, due 12/15/28	177,950
895,000	A	Series A, 4.000% due 6/15/39	899,504
220,000	A	Series A, 5.000% due 12/15/33	232,965
5,580,000	A	Series A, 5.000% due 6/15/36	6,375,561
675,000	A	Series AA, 5.000% due 6/15/33	771,970
1,050,000	A	Series AA, 5.000% due 6/15/40	1,114,597
1,770,000	A	Series BB, 5.000% due 6/15/44	1,810,286
		Total New Jersey	18,311,680
New Mexico - 0.0%
85,000	Aa1(e)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	85,035

New York - 10.6%
1,430,000	Ba1(e)	Brooklyn Arena Local Development Corp., Revenue Bonds, zero coupon, due 7/15/46(h)	494,609
1,650,000	BBB+	Build NYC Resource Corp., Revenue Bonds, 5.500% due 7/1/55(a)	1,714,604
		City of New York NY, GO:
1,000,000	AA	Series A, 5.000% due 8/1/40	1,088,769
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,524,306
500,000	AA	Series B1, 5.250% due 10/1/41	541,983
3,000,000	AA	Series C1, 5.000% due 8/1/31	3,299,611
3,425,000	AA	Series D1, 5.000% due 12/1/34	3,603,557
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,018,251
		Empire State Development Corp., Revenue Bonds:
1,000,000	AA+	Series A, 3.000% due 3/15/50	740,223
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,576,643
1,780,000	AA	Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% due 11/15/27	1,822,639
		Metropolitan Transportation Authority, Revenue Bonds:
245,000	A	Series A2, 5.000% due 11/15/29	251,635
270,000	A	Series B, 5.000% due 11/15/30	275,442
290,000	A	Series C1, 5.000% due 11/15/27	295,716
300,000	A	Series C1, 5.000% due 11/15/31	315,798
370,000	A3(e)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	369,844
250,000	CCC+	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	201,566
		New York City Municipal Water Finance Authority, Revenue Bonds:
1,000,000	AA+	5.000% due 6/15/41	1,059,566
2,430,000	AA+	Series DD, 5.000% due 6/15/28	2,582,649
1,945,000	AA+	Series EE, 5.000% due 6/15/45	1,982,909
1,500,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S2, 5.000% due 7/15/37	1,737,512
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,435,028
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,304,457
275,000	AAA	Series C2, 5.000% due 5/1/32	289,305
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,032,117
1,600,000	AAA	Series F1, 5.000% due 2/1/41	1,727,279
1,000,000	NR	New York Liberty Development Corp., Revenue Bonds, 5.000% due 11/15/44(g)	999,997

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New York - (continued)
		New York State Dormitory Authority, Revenue Bonds:
$1,000,000	B	4.000% due 7/1/45	$804,239
1,000,000	BBB-	Series A, 5.000% due 7/15/42	1,013,129
3,000,000	Aa1(e)	Series A, 5.250% due 3/15/38	3,157,972
1,000,000	AA	Series K, 3.000% due 10/1/31	981,400
1,000,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series C, 5.250% due 6/15/43	1,121,265
		New York State Housing Finance Agency, Revenue Bonds:
925,000	Aa2(e)	Series B2, 3.600% due 11/1/64(c)	930,468
1,225,000	Aa2(e)	Series D2, 3.375% due 5/1/65(c)	1,220,690
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(e)	5.000% due 12/1/36(a)	2,143,390
2,500,000	Baa1(e)	5.000% due 12/1/37(a)	2,661,226
1,500,000	BBB-	5.625% due 4/1/40(a)	1,575,595
1,500,000	BBB-	6.000% due 4/1/35(a)	1,655,390
1,585,000	Baa3(e)	6.000% due 6/30/50(a)	1,698,919
1,500,000	B-	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(a)(g)	1,344,426
		Port Authority of New York & New Jersey, Revenue Bonds:
4,000,000	AA-	Series 249, 5.000% due 10/15/29(a)	4,283,997
2,250,000	AA-	Series 249, 5.000% due 10/15/31(a)	2,485,144
35,000	Aa1(e)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, Series 221, 3.500% due 10/1/32(a)	34,832
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,319,469
		Total New York	67,717,566
North Carolina - 1.3%
615,000	Aa3(e)	City of Charlotte NC Airport Revenue, Revenue Bonds, Series B, 5.000% due 7/1/34(a)	696,191
2,890,000	AA	City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds, 4.000% due 3/1/55	2,726,345
		County of Wake NC, Revenue Bonds:
1,210,000	AA+	Series A, 5.000% due 5/1/28	1,280,552
1,470,000	AA+	Series A, 5.000% due 5/1/41	1,642,757
1,725,000	Aa1(e)	North Carolina Turnpike Authority, Revenue Bonds, 5.000% due 1/1/34	2,011,138
105,000	Aa3(e)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(a)	111,796
		Total North Carolina	8,468,779
Ohio - 1.7%
3,945,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	3,321,935
1,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	1,011,632
5,000	NR	Columbus City School District, GO, Series Prerefunded 6/1/26 @ 100, 5.000% due 12/1/32(d)	5,055
1,000,000	Aa2(e)	County of Franklin OH, Revenue Bonds, Series A, 5.250% due 11/1/55(f)	1,056,798
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	139,045
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	1,061,985
		Jefferson County Port Authority, Revenue Bonds:
1,000,000	Ba1(e)	3.500% due 12/1/51(a)(g)	828,767
1,000,000	Ba1(e)	5.000% due 12/1/53(a)(c)(g)	1,024,703
1,250,000	CCC+	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(a)(g)	1,137,704
30,000	Aa1(e)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	30,287
1,000,000	A	State of Ohio, Revenue Bonds, Series A, 5.000% due 1/15/29	1,056,211
		Total Ohio	10,674,122
Oklahoma - 2.1%
		Creek County Educational Facilities Authority, Revenue Bonds:
850,000	AA	5.000% due 9/1/38	945,517

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Oklahoma - (continued)
$800,000	AA	5.000% due 9/1/39	$882,939
1,150,000	AA	5.000% due 9/1/40	1,251,595
1,000,000	Aa3(e)	Oklahoma County Independent School District No 52 Midwest City-Del City, GO, 4.000% due 7/1/28	1,032,324
2,500,000	AA	Oklahoma County Independent School District No 89 Oklahoma City, GO, Series A, 1.250% due 7/1/26	2,477,628
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB+	Series B, 5.500% due 8/15/52	2,007,775
1,170,000	BB+	Series B, 5.500% due 8/15/57	1,172,216
1,000,000	AA-	Oklahoma Industries Authority, Revenue Bonds, 5.000% due 4/1/31	1,113,618
2,155,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, 5.000% due 4/1/38	2,466,705
		Total Oklahoma	13,350,317
Oregon - 0.4%
750,000	AA	City of Tigard OR Water Revenue, Revenue Bonds, 5.000% due 8/1/43	817,991
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(a)	315,790
165,000	AA-	5.000% due 7/1/29	173,497
205,000	AA-	Series 24B, 5.000% due 7/1/32(a)	208,598
1,275,000	Aa2(e)	State of Oregon Housing & Community Services Department, Revenue Bonds, Series D, 3.800% due 7/1/34	1,278,819
		Total Oregon	2,794,695
Pennsylvania - 3.2%
1,000,000	BBB+	Bucks County Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/51	838,761
		City of Philadelphia PA, GO:
3,000,000	A+	Series C, 5.000% due 8/1/30	3,307,961
6,795,000	A+	Series C, 5.000% due 8/1/32	7,717,720
500,000	AA-	City of Pittsburgh PA, GO, 5.000% due 9/1/40	544,603
1,010,000	A	Commonwealth Financing Authority, Revenue Bonds, Series A, 5.000% due 6/1/28	1,064,351
		Commonwealth of Pennsylvania, GO:
1,950,000	A+	4.000% due 9/15/34	1,964,277
810,000	A+	5.000% due 9/15/29	824,154
1,000,000	Baa2(e)	Pennsylvania Economic Development Financing Authority, Revenue Bonds, 5.500% due 6/30/37(a)	1,094,148
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	Series B, 4.000% due 8/15/38	793,089
1,000,000	AA	Series C, 4.000% due 8/15/41	983,298
1,500,000	Aa2(e)	West Shore School District, GO, 5.000% due 11/15/43	1,519,132
		Total Pennsylvania	20,651,494
Puerto Rico - 0.9%
		Commonwealth of Puerto Rico, GO:
1,000,000	NR	Series A1, 4.000% due 7/1/41	923,481
1,000,000	NR	Series A1, 4.000% due 7/1/46	888,386
		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds:
1,000,000	NR	Series A, 5.000% due 7/1/47(g)	982,999
1,000,000	NR	Series B, 4.000% due 7/1/47(g)	853,411
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
1,500,000	NR	Series A1, 4.750% due 7/1/53	1,424,738
1,000,000	NR	Series A1, 5.000% due 7/1/58	972,614
		Total Puerto Rico	6,045,629
Rhode Island - 0.5%
		Providence Public Building Authority, Revenue Bonds:
400,000	AA	Series A, 5.250% due 9/15/41	440,756
410,000	AA	Series A, 5.250% due 9/15/43	442,207

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Rhode Island - (continued)
$1,000,000	AA-	Rhode Island Health & Educational Building Corp., Revenue Bonds, Series A, 5.000% due 5/15/42	$1,073,289
45,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	45,155
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(a)	54,611
1,125,000	AA	Series A, 5.000% due 12/1/26(a)	1,143,292
		Total Rhode Island	3,199,310
South Carolina - 1.3%
1,000,000	A1(e)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A1, 5.250% due 10/1/54(c)	1,089,771
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
1,000,000	NR	7.500% due 11/15/53	1,060,131
1,000,000	NR	7.750% due 11/15/58	1,070,991
1,600,000	A+	Series A, 5.250% due 11/1/41	1,768,295
2,500,000	NR	Series A1, 6.750% due 10/15/60(g)	2,508,801
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A-	Series B, 5.000% due 12/1/35	188,323
275,000	A-	Series B, 5.000% due 12/1/36	279,630
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
80,000	Aaa(e)	Series A, 4.000% due 1/1/50	80,523
65,000	Aaa(e)	Series A, 4.000% due 7/1/50	65,409
		Total South Carolina	8,111,874
Tennessee - 0.7%
1,000,000	A	Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 12/1/34	1,133,631
1,000,000	AA+	County of Shelby TN, GO, Series A, 4.000% due 4/1/37	1,019,829
25,000	A	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds, 5.000% due 7/1/31	27,379
1,125,000	A1(e)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(a)	1,263,122
1,000,000	AA+	Tennessee State School Bond Authority, Revenue Bonds, 5.000% due 11/1/42	1,047,873
		Total Tennessee	4,491,834
Texas - 13.7%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,876,006
2,500,000	AAA	Aldine Independent School District, GO, PSF-GTD-Insured, Series B, 5.000% due 2/15/33	2,868,129
1,000,000	Aaa(e)	Argyle Independent School District, GO, PSF-GTD-Insured, Series B1, 4.000% due 8/15/57(c)	1,018,570
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds, PSF-GTD-Insured, 5.000% due 8/15/48	1,044,832
1,500,000	Aaa(e)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,515,610
		Central Texas Regional Mobility Authority, Revenue Bonds:
600,000	A+	Series B, 4.000% due 1/1/41	598,051
375,000	A+	Series B, 5.000% due 1/1/29	399,355
1,800,000	A+	Series E, 5.000% due 1/1/38	1,909,844
80,000	A+	City of Austin TX Airport System Revenue, Revenue Bonds, Series Prerefunded 1/6/26 @ 100, 5.000% due 11/15/29(a)(d)	80,156
405,000	AA	City of Bryan TX Electric System Revenue, Revenue Bonds, 5.000% due 7/1/41(f)	428,722
980,000	AA-	City of Corpus Christi TX Utility System Revenue, Revenue Bonds, 5.000% due 7/15/40	1,063,945
		City of Houston TX Airport System Revenue, Revenue Bonds:
360,000	A1(e)	Series B, 5.000% due 7/1/29	380,230
800,000	Ba2(e)	Series B, 5.500% due 7/15/37(a)	870,636
2,330,000	A1(e)	Series D, 5.000% due 7/1/26	2,360,697

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - (continued)
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
$1,000,000	Aa2(e)	Series A, 5.000% due 11/15/41	$1,094,900
3,000,000	Aa2(e)	Series B, 4.000% due 11/15/31	3,019,805
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(a)	514,772
480,000	A+	Series A, 5.000% due 7/1/28(a)	503,674
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	Series Prerefunded 12/1/25 @ 100, 1.750% due 2/1/49(c)(d)	1,000,000
500,000	A+	4.000% due 2/1/43	492,295
2,345,000	AAA	Community Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,535,615
700,000	NR	County of Denton TX, Special Assessment, 6.125% due 12/31/55(g)	725,151
1,795,000	Aaa(e)	County of Harris TX, GO, Series A, 5.000% due 9/15/32	2,050,285
1,490,000	AAA	County of Travis TX, GO, Series A, 5.000% due 3/1/38	1,573,080
		Cypress-Fairbanks Independent School District, GO, PSF-GTD-Insured:
1,975,000	AAA	4.000% due 2/15/32	1,978,727
105,000	AAA	5.000% due 2/15/27	105,468
1,000,000	AAA	Series A, 3.400% due 2/15/31	1,000,251
1,925,000	AAA	Series A, 5.000% due 2/15/26	1,934,418
1,000,000	AAA	Dripping Springs Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	1,142,285
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD-Insured:
1,270,000	Aaa(e)	5.000% due 8/15/29	1,376,706
1,000,000	Aaa(e)	5.000% due 8/15/30	1,105,418
		Georgetown Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	3.750% due 8/15/41	1,000,813
1,000,000	AAA	3.875% due 8/15/44	969,942
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	158,093
125,000	AA+	Series A, 5.000% due 10/1/32	131,551
190,000	AA+	Series A, 5.000% due 10/1/33	199,659
145,000	AA+	Series A, 5.000% due 10/1/34	152,031
1,500,000	AA-	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, 5.000% due 7/1/39	1,511,538
325,000	AA+	Houston Independent School District, GO, Series A, 5.000% due 7/15/45(c)	341,532
800,000	AAA	Hutto Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/1/35	935,014
5,050,000	AAA	Lamar Consolidated Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/34	5,181,983
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(a)	40,052
90,000	A	5.000% due 11/1/31(a)	90,107
1,180,000	AAA	Lovejoy Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/34	1,363,547
1,200,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 6.500% due 7/1/56(g)	1,139,195
1,000,000	Aaa(e)	North East Independent School District, GO, PSF-GTD-Insured, Series A, 4.000% due 8/1/41	1,009,039
1,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(g)	951,558
		North Texas Tollway Authority, Revenue Bonds:
1,000,000	A+	4.000% due 1/1/38	1,001,979
1,750,000	AA-	Series A, Prerefunded 1/1/26 @ 100, 5.000% due 1/1/28(d)	1,753,361
200,000	AA-	Series A, Prerefunded 1/1/26 @ 100, 5.000% due 1/1/39(d)	200,384
985,000	Aaa(e)	Northside Independent School District, GO, PSF-GTD-Insured, Series B, 3.450% due 8/1/54(c)	991,721

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - (continued)
$1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	$1,001,895
		Permanent University Fund - University of Texas System, Revenue Bonds:
4,335,000	AAA	Series A, 5.000% due 7/1/39	5,168,028
3,025,000	AAA	Series B, 5.000% due 7/1/36	3,592,274
1,000,000	NR	Port of Beaumont Navigation District, Revenue Bonds, Series A, 5.250% due 1/1/54(a)(g)	958,591
		State of Texas, GO:
150,000	AAA	5.000% due 8/1/26(a)	150,263
1,375,000	Aaa(e)	5.000% due 10/1/43	1,503,541
200,000	AAA	5.500% due 8/1/26(a)	203,267
2,750,000	A1(e)	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/32	3,043,695
		Texas Department of Housing & Community Affairs, Revenue Bonds:
381,366	Aa1(e)	2.950% due 7/1/36	349,435
190,000	AA+	Series A, 4.000% due 3/1/50	191,339
2,640,000	A1(e)	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000% due 1/1/33	2,874,396
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	631,006
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,108,845
3,500,000	AAA	5.000% due 4/15/34	4,079,537
125,000	AAA	Series A, 5.000% due 4/15/26	126,100
190,000	AAA	Series A, 5.000% due 4/15/29	198,018
505,000	AAA	Series A, 5.000% due 4/15/30	526,033
		Tomball Independent School District, GO, PSF-GTD-Insured:
1,500,000	AAA	4.000% due 2/15/50	1,403,291
2,000,000	AAA	5.000% due 2/15/26	2,009,993
		Total Texas	87,810,279
Utah - 1.6%
600,000	NR	Black Desert Public Infrastructure District, Special Assessment, 5.625% due 12/1/53(g)	606,613
1,000,000	NR	Black Ridge Infrastructure Financing District, Special Assessment, 6.250% due 12/1/54	1,004,252
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
115,000	A+	Series A, 5.000% due 7/1/28(a)	118,527
155,000	A+	Series A, 5.000% due 7/1/30(a)	162,164
1,000,000	A+	Series A, 5.000% due 7/1/32(a)	1,097,017
625,000	A+	Series A, 5.250% due 7/1/36(a)	698,405
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, 5.000% due 5/1/43	1,326,229
1,400,000	A2(e)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,471,681
500,000	NR	Grapevine Wash Local District, Special Assessment, Series A2, 5.250% due 12/1/44(g)	491,172
1,165,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(g)	1,000,084
500,000	NR	Mida Mountain Village Public Infrastructure District, Special Tax, Series 2, 6.000% due 6/15/54(g)	515,033
1,000,000	NR	Verk Industrial Regional Public Infrastructure District, Special Tax, 6.625% due 9/1/47(g)	1,049,463
700,000	NR	Wolf Creek Infrastructure Financing District No 1, Special Assessment, 5.750% due 12/1/44	716,167
		Total Utah	10,256,807
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(a)	774,944
675,000	A	Series A, 5.000% due 6/15/30(a)	708,906
		Total Vermont	1,483,850

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Virginia - 0.8%
$1,000,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(d)	$1,050,957
1,700,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(g)	1,581,349
1,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	828,786
		Virginia College Building Authority, Revenue Bonds:
165,000	AA+	5.000% due 2/1/26	165,657
265,000	AA+	Series E, 5.000% due 2/1/30	278,309
305,000	AA+	Series E, 5.000% due 2/1/31	320,308
300,000	AAA	Virginia Housing Development Authority, Revenue Bonds, Series F3, 3.600% due 1/1/33	301,808
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	547,267
		Total Virginia	5,074,441
Washington - 4.5%
1,070,000	AA	City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds, 5.000% due 2/1/34	1,246,470
1,690,000	Baa2(e)	Grant County Public Hospital District No 1, GO, 5.500% due 12/1/43	1,774,068
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,107,121
		Port of Seattle WA, Revenue Bonds:
1,245,000	AA-	Series A, 5.000% due 5/1/36(a)	1,267,875
1,000,000	AA	Series B, 5.000% due 10/1/26(a)	1,006,095
980,000	AA	Series B, 5.000% due 10/1/27(a)	985,596
135,000	AA	Series B, 5.000% due 10/1/29(a)	135,757
575,000	Baa3(e)	Skagit County Public Hospital District No 1, Revenue Bonds, 5.500% due 12/1/54	592,233
		State of Washington, GO:
430,000	AA+	Series A, 5.000% due 8/1/32	446,825
7,500,000	AA+	Series A3, 5.000% due 8/1/45	7,917,970
2,500,000	AA+	Series B, 5.000% due 6/1/44	2,667,555
2,000,000	AA+	Series C, 5.000% due 2/1/33	2,141,382
355,000	AA+	Series R2018C, 5.000% due 8/1/30	369,245
640,000	AA+	Series R2018D, 5.000% due 8/1/33	664,190
1,375,000	AA+	Series R2024C, 5.000% due 8/1/37	1,573,399
1,800,000	AA+	Series R2025B, 5.000% due 7/1/29	1,955,072
1,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, Series B, 3.000% due 7/1/48	734,225
		Washington State Housing Finance Commission, Revenue Bonds:
1,000,000	BBB-	5.500% due 7/1/59	1,016,250
500,000	BBB	6.250% due 7/1/59(g)	539,602
1,000,000	AA	Series A, 5.250% due 7/1/55(g)	1,016,403
		Total Washington	29,157,333
Wisconsin - 1.4%
680,000	Aa2(e)	City of Appleton WI Storm Water System Revenue, Revenue Bonds, 5.000% due 4/1/33	773,087
1,000,000	AA	Oshkosh Area School District, GO, 4.750% due 3/1/44	1,027,810
		Public Finance Authority, Revenue Bonds:
1,375,000	NR	zero coupon, due 12/15/39(g)(h)	561,538
1,000,000	NR	4.250% due 7/1/54(a)	830,834
1,500,000	Baa3(e)	5.750% due 12/31/65(a)	1,555,543
500,000	NR	Series A, 5.000% due 6/1/36(g)	500,473
1,000,000	BBB-	Series A, 5.750% due 7/1/53(g)	1,008,422
250,000	NR	Series A, 6.250% due 9/1/46(a)(g)	258,959
1,000,000	NR	Public Finance Authority, Special Tax, Series A, 5.000% due 6/1/41(g)	1,015,618
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,000,000	AA	4.000% due 4/1/39	998,429
30,000	A2(e)	5.000% due 6/1/32	30,054

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Wisconsin - (continued)
$70,000	A2(e)	5.000% due 6/1/39	$70,127
220,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	218,964
		Total Wisconsin	8,849,858
		TOTAL MUNICIPAL BONDS
		(Cost - $603,954,277)	608,674,140

Shares/Units
EXCHANGE TRADED FUND (ETF) - 1.7%
217,083	Vanguard Tax-Exempt Bond Index(i)
	(Cost - $10,922,824)	10,967,033
WARRANT - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
7,800	BL Train Holdings West LLC
	(Cost - $0)	–
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $614,877,101)	619,641,173

Face Amount
SHORT-TERM INVESTMENTS - 4.1%
MUNICIPAL BOND - 0.3%
$2,000,000	PMA Levy & Aid Anticipation Notes Program, Revenue Notes, Series A, 5.000% due 9/24/26
	(Cost - $2,038,385)	2,035,674
TIME DEPOSITS - 3.8%
20,650,638	Citibank - New York, 3.220% due 12/1/25	20,650,638
2,546,627	JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	2,546,627
969,397	Sumitomo Mitsui Banking Corp. - Tokyo, 3.220% due 12/1/25	969,397
	TOTAL TIME DEPOSITS
	(Cost - $24,166,662)	24,166,662
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $26,205,047)	26,202,336

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.7%
MONEY MARKET FUND - 1.7%
11,048,625	Federated Government Obligations Fund, Premier Class, 3.915%(j)
	(Cost - $11,048,625)	11,048,625
	TOTAL INVESTMENTS - 102.5%
	(Cost - $652,130,773)	656,892,134
	Liabilities in Excess of Other Assets - (2.5)%	(16,041,640)
	TOTAL NET ASSETS - 100.0%	$640,850,494

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(b)	Rating by Fitch Ratings Service. All ratings are unaudited.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(d)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e)	Rating by Moody's Investors Service. All ratings are unaudited.
(f)	When-Issued or delayed delivery security.
(g)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $46,947,622 and represents 7.33% of net assets.
(h)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2025, amounts to $1,056,147 and represents 0.16% of net assets.
(i)	All or a portion of this security is on loan.
(j)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
COP	—	Certificate of Participation
ETF	—	Exchange Traded Fund
GO	—	General Obligation
LLC	—	Limited Liability Company
MTA	—	Metropolitan Transportation Authority
PSF-GTD	—	Permanent School Fund Guaranteed

Summary of Investments by Security Industry^
General Obligation	37.2%
Education	15.9
Water and Sewer	8.7
Airport	6.1
Health Care Providers & Services	5.5
Development	5.4
Transportation	4.3
Multifamily Housing	1.7
Utilities	1.4
Power	1.2
Nursing Homes	1.0
Tobacco Settlement	1.0
Single Family Housing	0.9
Bond Bank	0.8
Housing	0.8
Student Loan	0.4
Mello-Roos	0.2
Facilities	0.1
Exchange Traded Fund (ETF)	1.7
Short-Term Investments	4.0
Money Market Fund	1.7
100.0%

^ As a percentage of total investments.

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.8%
BASIC MATERIALS - 1.4%
Chemicals - 1.1%
12,035	Dow Inc.	$287,035
1,139	Linde PLC	467,354
3,888	LyondellBasell Industries NV, Class A Shares	190,473
1,318	RPM International Inc.	141,356
	Total Chemicals	1,086,218
Iron/Steel - 0.0%
3,110	Vale SA, Class B Shares, ADR	39,217
Mining - 0.3%
1,461	Barrick Mining Corp.	60,398
3,660	Freeport-McMoRan Inc.	157,307
417	Southern Copper Corp.	56,203
	Total Mining	273,908
	TOTAL BASIC MATERIALS	1,399,343
COMMUNICATIONS - 17.0%
Internet - 15.5%
801	Alphabet Inc., Class A Shares(a)	256,464
18,789	Alphabet Inc., Class C Shares(a)	6,014,735
17,232	Amazon.com Inc.*(a)	4,018,847
104	Booking Holdings Inc.	511,128
11	MercadoLibre Inc.*	22,790
4,097	Meta Platforms Inc., Class A Shares(a)	2,654,651
9,400	Netflix Inc.*(a)	1,011,252
952	Roku Inc., Class A Shares*	92,144
586	Shopify Inc., Class A Shares*	92,963
4,125	Uber Technologies Inc.*	361,102
	Total Internet	15,036,076
Media - 0.3%
253	New York Times Co., Class A Shares	16,318
2,285	Walt Disney Co.(a)	238,714
	Total Media	255,032
Telecommunications - 1.2%
7,852	Cisco Systems Inc.(a)	604,133
13,618	Telefonaktiebolaget LM Ericsson, ADR	130,733
8,342	Verizon Communications Inc.(a)	342,940
7,403	Vodafone Group PLC, ADR	92,315
	Total Telecommunications	1,170,121
	TOTAL COMMUNICATIONS	16,461,229
CONSUMER CYCLICAL - 8.4%
Airlines - 0.3%
4,554	Delta Air Lines Inc.	291,911
Auto Manufacturers - 2.2%
4,963	Tesla Inc.*(a)	2,134,934

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Auto Parts & Equipment - 0.2%
630	Autoliv Inc.	$74,334
1,368	Magna International Inc.	66,813
	Total Auto Parts & Equipment	141,147
Distribution/Wholesale - 0.3%
307	WW Grainger Inc.	291,229
Entertainment - 0.0%
318	DraftKings Inc., Class A Shares*	10,545
144	Light & Wonder Inc.*	14,266
	Total Entertainment	24,811
Food Service - 0.0%
1,163	Aramark	43,229
Home Builders - 0.8%
2,967	Lennar Corp., Class A Shares	389,567
2,377	Toll Brothers Inc.	332,376
	Total Home Builders	721,943
Leisure Time - 0.0%
223	Planet Fitness Inc., Class A Shares*	24,969
Lodging - 0.1%
1,603	Las Vegas Sands Corp.	109,260
Retail - 4.5%
80	Burlington Stores Inc.*	20,178
987	Costco Wholesale Corp.	901,713
192	Dick's Sporting Goods Inc.	39,662
1,473	Home Depot Inc.(a)	525,743
1,324	Lowe's Cos., Inc.	321,044
1,620	McDonald's Corp.	505,148
831	Restaurant Brands International Inc.	60,156
4,005	TJX Cos., Inc.	608,440
11,892	Walmart Inc.(a)	1,314,185
482	Williams-Sonoma Inc.	86,765
	Total Retail	4,383,034
	TOTAL CONSUMER CYCLICAL	8,166,467
CONSUMER NON-CYCLICAL - 11.9%
Agriculture - 1.0%
2,467	British American Tobacco PLC, ADR	144,714
5,025	Philip Morris International Inc.	791,337
	Total Agriculture	936,051
Beverages - 0.7%
6,729	Brown-Forman Corp., Class B Shares	195,006
287	Coca-Cola Europacific Partners PLC	26,315
5,072	Molson Coors Beverage Co., Class B Shares	235,899
3,491	Monster Beverage Corp.*	261,790
	Total Beverages	719,010
Biotechnology - 0.9%
185	Alnylam Pharmaceuticals Inc.*	83,477
1,439	Amgen Inc.	497,117
203	Biogen Inc.*	36,964

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
415	Illumina Inc.*	$54,552
152	Regeneron Pharmaceuticals Inc.	118,589
182	United Therapeutics Corp.*	88,452
	Total Biotechnology	879,151
Commercial Services - 0.6%
1,769	Automatic Data Processing Inc.	451,625
1,470	Block Inc., Class A Shares*	98,196
509	Booz Allen Hamilton Holding Corp., Class A Shares	42,481
394	TransUnion	33,510
	Total Commercial Services	625,812
Cosmetics/Personal Care - 0.1%
769	Estee Lauder Cos., Inc., Class A Shares	72,340
Food - 0.6%
15,251	Conagra Brands Inc.	272,230
2,996	Kellanova	250,586
737	US Foods Holding Corp.*	57,980
	Total Food	580,796
Healthcare-Products - 2.4%
3,301	Abbott Laboratories	425,499
1,138	Alcon AG	90,255
6,941	Baxter International Inc.	130,074
389	Exact Sciences Corp.*	39,402
1,694	GE HealthCare Technologies Inc.	135,503
925	Intuitive Surgical Inc.*	530,469
3,244	Revvity Inc.	338,706
884	Thermo Fisher Scientific Inc.	522,294
201	Waters Corp.*	81,087
	Total Healthcare-Products	2,293,289
Healthcare-Services - 1.2%
3,644	Centene Corp.*	143,355
1,135	Cigna Group	314,713
703	Elevance Health Inc.	237,797
230	ICON PLC, ADR*	42,550
1,252	UnitedHealth Group Inc.(a)	412,872
	Total Healthcare-Services	1,151,287
Household Products/Wares - 0.3%
2,690	Clorox Co.	290,359
Pharmaceuticals - 4.1%
3,575	AbbVie Inc.	814,028
1,291	AstraZeneca PLC, ADR	119,702
767	DexCom Inc.*	48,681
1,435	Eli Lilly & Co.	1,543,299
238	Jazz Pharmaceuticals PLC*	42,014
3,878	Johnson & Johnson(a)	802,436
4,803	Merck & Co., Inc.	503,498
183	Novartis AG, ADR	23,863
2,538	Teva Pharmaceutical Industries Ltd., ADR*	68,247
	Total Pharmaceuticals	3,965,768
	TOTAL CONSUMER NON-CYCLICAL	11,513,863

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - 2.9%
Oil & Gas - 2.6%
3,338	Canadian Natural Resources Ltd.	$112,724
1,579	Cenovus Energy Inc.	28,201
3,651	Chevron Corp.	551,776
10,298	Exxon Mobil Corp.(a)	1,193,744
982	HF Sinclair Corp.	51,958
3,501	Occidental Petroleum Corp.	147,042
590	Ovintiv Inc.	24,167
1,598	Phillips 66	218,862
629	Range Resources Corp.	24,839
2,703	Suncor Energy Inc.	121,040
	Total Oil & Gas	2,474,353
Pipelines - 0.3%
217	Enbridge Inc.	10,585
51	South Bow Corp.	1,406
1,562	Targa Resources Corp.	273,834
257	TC Energy Corp.	14,063
	Total Pipelines	299,888
	TOTAL ENERGY	2,774,241
FINANCIAL - 15.5%
Banks - 4.8%
2,682	Banco Bradesco SA, ADR	9,923
7,616	Bank of America Corp.(a)	408,598
60	Bank of Montreal	7,568
1,227	East West Bancorp Inc.	130,921
2,100	First Horizon Corp.	46,914
1,219	Goldman Sachs Group Inc.	1,006,943
554	ICICI Bank Ltd., ADR	17,301
4,796	Itau Unibanco Holding SA, ADR	37,409
6,735	JPMorgan Chase & Co.(a)	2,108,594
510	Southstate Bank Corp.	45,650
9,852	Wells Fargo & Co.	845,794
	Total Banks	4,665,615
Diversified Financial Services - 4.7%
2,097	American Express Co.	765,971
940	Ameriprise Financial Inc.	428,395
470	Brookfield Asset Management Ltd., Class A Shares	24,788
684	Evercore Inc., Class A Shares	218,928
1,682	Jefferies Financial Group Inc.	96,816
2,305	Mastercard Inc., Class A Shares(a)	1,268,972
2,501	Nasdaq Inc.	227,391
4,380	Visa Inc., Class A Shares(a)	1,464,847
249	Voya Financial Inc.	17,505
	Total Diversified Financial Services	4,513,613
Equity Real Estate Investment Trusts (REITs) - 1.4%
3,415	Equity Residential	210,876
8,447	Realty Income Corp.	486,632
3,358	Rexford Industrial Realty Inc.	139,726
15,232	VICI Properties Inc., Class A Shares	438,986
1,569	WP Carey Inc.	105,704
	Total Equity Real Estate Investment Trusts (REITs)	1,381,924

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - 4.1%
3,161	Aflac Inc.	$348,690
664	Aon PLC, Class A Shares	235,003
1,800	Arthur J Gallagher & Co.	445,716
3,586	Berkshire Hathaway Inc., Class B Shares*	1,842,523
2,817	Brown & Brown Inc.	226,571
2,124	Fidelity National Financial Inc.	126,229
5,545	Manulife Financial Corp.	195,239
104	Markel Group Inc.*	216,366
187	RenaissanceRe Holdings Ltd.	48,839
1,618	Unum Group	122,920
2,545	WR Berkley Corp.	197,721
	Total Insurance	4,005,817
Private Equity - 0.3%
6,280	Brookfield Corp.	295,160
Real Estate - 0.2%
665	Jones Lang LaSalle Inc.*	216,584
	TOTAL FINANCIAL	15,078,713
INDUSTRIAL - 7.2%
Aerospace/Defense - 1.8%
1,185	Boeing Co.*	223,965
1,276	General Dynamics Corp.	435,920
2,843	General Electric Co.	848,493
842	HEICO Corp.	266,838
	Total Aerospace/Defense	1,775,216
Building Materials - 0.3%
330	Carlisle Cos., Inc.	104,963
315	Lennox International Inc.	157,144
249	Louisiana-Pacific Corp.	20,421
	Total Building Materials	282,528
Electrical Components & Equipment - 0.5%
359	Acuity Inc.	131,545
1,651	AMETEK Inc.	326,716
	Total Electrical Components & Equipment	458,261
Electronics - 0.5%
3,754	Amphenol Corp., Class A Shares	528,939
Engineering & Construction - 0.1%
694	AECOM	71,572
Environmental Control - 0.5%
1,466	Republic Services Inc., Class A Shares	318,210
806	Waste Connections Inc.	142,299
	Total Environmental Control	460,509
Hand/Machine Tools - 0.0%
148	Lincoln Electric Holdings Inc.	35,436
Machinery-Construction & Mining - 1.4%
1,045	BWX Technologies Inc.	186,930
1,362	Caterpillar Inc.	784,185
587	GE Vernova Inc.	352,065
	Total Machinery-Construction & Mining	1,323,180
Machinery-Diversified - 1.0%
863	Deere & Co.	400,855
1,956	Graco Inc.	161,253

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Machinery-Diversified - (continued)
461	Rockwell Automation Inc.	$182,491
1,686	Xylem Inc.	237,169
	Total Machinery-Diversified	981,768
Miscellaneous Manufacturers - 0.6%
2,170	3M Co.	373,349
682	Entegris Inc.	52,609
1,487	Textron Inc.	123,659
	Total Miscellaneous Manufacturers	549,617
Packaging & Containers - 0.2%
393	Crown Holdings Inc.	38,054
906	Packaging Corp. of America	184,888
	Total Packaging & Containers	222,942
Transportation - 0.3%
1,263	Canadian National Railway Co.	121,109
926	Canadian Pacific Kansas City Ltd.	67,200
441	XPO Inc.*	62,648
	Total Transportation	250,957
	TOTAL INDUSTRIAL	6,940,925
TECHNOLOGY - 32.2%
Computers - 8.5%
1,040	Accenture PLC, Class A Shares	260,000
25,657	Apple Inc.(a)	7,154,454
484	Check Point Software Technologies Ltd.*	90,397
1,088	Dell Technologies Inc., Class C Shares	145,085
1,944	International Business Machines Corp.	599,879
683	Super Micro Computer Inc.*	23,120
	Total Computers	8,272,935
Semiconductors - 14.1%
2,816	Advanced Micro Devices Inc.*	612,565
44	ASML Holding NV, Class NY Registered Shares, ADR	46,640
8,936	Broadcom Inc.(a)	3,600,851
272	Cirrus Logic Inc.*	32,732
7,458	Intel Corp.*	302,496
2,680	Lam Research Corp.	418,080
832	Marvell Technology Inc.	74,381
1,985	Micron Technology Inc.	469,413
43,970	NVIDIA Corp.(a)	7,782,690
727	NXP Semiconductors NV	141,721
781	ON Semiconductor Corp.*	39,237
477	Silicon Laboratories Inc.*	60,856
176	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	51,306
	Total Semiconductors	13,632,968

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - 9.6%
409	Intuit Inc.	$259,339
13,595	Microsoft Corp.(a)	6,688,876
3,102	Oracle Corp.	626,449
3,775	Palantir Technologies Inc., Class A Shares*	635,899
2,148	Salesforce Inc.(a)	495,200
470	SAP SE, ADR	113,622
468	ServiceNow Inc.*	380,208
107	Veeva Systems Inc., Class A Shares*	25,711
546	Zoom Communications Inc., Class A Shares*	46,388
	Total Software	9,271,692
	TOTAL TECHNOLOGY	31,177,595
UTILITIES - 2.3%
Electric - 2.3%
4,555	Ameren Corp.	484,424
3,696	American Electric Power Co., Inc.	457,454
3,809	Consolidated Edison Inc.	382,271
11,604	PPL Corp.	428,188
5,435	Xcel Energy Inc.	446,268
	Total Electric	2,198,605
Water - 0.0%
1,077	Essential Utilities Inc.	42,638
	TOTAL UTILITIES	2,241,243
	TOTAL COMMON STOCKS
	(Cost - $51,696,931)	95,753,619

Number of Contracts	Notional Amounts
PURCHASED OPTIONS - 0.9%
Index Option - 0.9%
46	$31,505,814	S&P 500 Index Options, Put, @ $6,350.00, expires 12/31/2025, Counterparty: MSC	90,620
47	32,190,723	S&P 500 Index Options, Put, @ $6,525.00, expires 01/30/2026, Counterparty: MSC	326,415
45	30,820,905	S&P 500 Index Options, Put, @ $6,500.00, expires 02/27/2026, Counterparty: MSC	431,550
		TOTAL PURCHASED OPTIONS
		(Cost - $1,359,737)	848,585
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $53,056,668)	96,602,204

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Shelter Fund (concluded)

Face Amount	Security	Value

SHORT-TERM INVESTMENT - 0.4%
TIME DEPOSIT - 0.4%
$383,298	JPMorgan Chase & Co. - New York, 3.220% due 12/1/25
	(Cost - $383,298)	$383,298
	TOTAL INVESTMENTS - 100.1%
	(Cost - $53,439,966)	96,985,502
	Liabilities in Excess of Other Assets – (0.1)%	(85,617)
	TOTAL NET ASSETS - 100.0%	$96,899,885

*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	32.1%
Communications	17.0
Financial	15.5
Consumer Non-cyclical	11.9
Consumer Cyclical	8.4
Industrial	7.2
Energy	2.9
Utilities	2.3
Basic Materials	1.4
Purchased Options	0.9
Short-Term Investments	0.4
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
46	$31,505,814	S&P 500 Index Options, Put	MSC	12/31/25	$5,350.00	$(13,570)
23	15,752,907	S&P 500 Index Options, Call	MSC	12/31/25	6,975.00	(124,200)
47	32,190,723	S&P 500 Index Options, Put	MSC	1/30/26	5,500.00	(57,340)
23	15,752,907	S&P 500 Index Options, Call	MSC	1/30/26	7,210.00	(82,915)
45	30,820,905	S&P 500 Index Options, Put	MSC	2/27/26	5,450.00	(93,825)
24	16,437,816	S&P 500 Index Options, Call	MSC	2/27/26	7,175.00	(185,880)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $835,367)				$(557,730)

Counterparty Abbreviations used in this schedule:
MSC	—	Morgan Stanley

Schedules of Investments
November 30, 2025 (unaudited)

Destinations Real Assets Fund
Shares/Units	Security	Value
COMMON STOCKS - 88.0%
Australia - 3.5%
345,641	Atlas Arteria Ltd.	$1,127,170
57,416	Cleanaway Waste Management Ltd.	101,248
57,613	Dalrymple Bay Infrastructure Ltd.	170,277
41,796	DigiCo Infrastructure REIT	77,071
161,522	Goodman Group	3,141,537
77,347	HMC Capital Ltd.	196,220
158,448	Ingenia Communities Group	539,250
32,268	Lendlease Corp., Ltd.	110,582
40,053	Lifestyle Communities Ltd.*	149,666
128,779	NEXTDC Ltd.*	1,149,388
268,882	Qube Holdings Ltd.	855,850
294,871	Scentre Group	788,127
248,909	Stockland	982,967
248,955	Transurban Group	2,434,651
94,257	Vicinity Ltd.	151,906
	Total Australia	11,975,910
Belgium - 0.3%
2,021	Elia Group SA, Class B Shares	244,144
2,763	Montea NV	229,448
8,101	Titan SA	426,696
399	VGP NV	47,936
8,062	Warehouses De Pauw CVA	209,546
	Total Belgium	1,157,770
Bermuda - 0.2%
42,966	DHT Holdings Inc.	559,847
Canada - 8.1%
2,365	Agnico Eagle Mines Ltd.	412,527
20,451	Alamos Gold Inc., Class A Shares	766,912
13,185	AltaGas Ltd.	406,664
52,594	ARC Resources Ltd.	940,865
15,461	Barrick Mining Corp.	639,158
3,800	Cameco Corp.*	336,338
6,735	Canadian National Railway Co.	644,716
32,713	Canadian Natural Resources Ltd.	1,106,540
44,884	Canfor Corp.*	394,888
71,477	Capstone Copper Corp.*	634,476
34,425	Chartwell Retirement Residences	496,904
25,914	Enbridge Inc.	1,264,085
79,028	Enbridge Inc.(a)	3,839,900
12,925	Extendicare Inc.	189,985
19,229	First Capital Real Estate Investment Trust	270,132
4,722	GFL Environmental Inc.	214,709
69,270	Gibson Energy Inc.	1,259,004
2,147	Granite Real Estate Investment Trust	117,620
100,905	Hudbay Minerals Inc.	1,711,349
35,356	Ivanhoe Mines Ltd., Class A Shares*	369,733
39,266	Methanex Corp.	1,398,262
28,604	Nutrien Ltd.	1,663,895
23,337	Pan American Silver Corp.	1,065,801
38,436	Parex Resources Inc.	508,613
15,411	Pembina Pipeline Corp.	597,127
37,630	Primaris Real Estate Investment Trust	409,932
2,765	Rockpoint Gas Storage Inc., Class A Shares*	55,357

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
20,906	Sienna Senior Living Inc.	$309,840
30,918	Suncor Energy Inc.	1,384,508
9,455	TC Energy Corp.	510,606
24,954	Teck Resources Ltd., Class B Shares	1,066,737
2,222	Waste Connections Inc.	392,294
12,653	West Fraser Timber Co., Ltd.	783,860
12,994	Wheaton Precious Metals Corp.	1,429,990
	Total Canada	27,593,327
China - 0.2%
429,231	China Tower Corp., Ltd, Class H Shares(b)	679,470
France - 1.8%
19,198	Aeroports de Paris SA	2,814,624
16,782	Carmila SA	333,202
13,420	Engie SA	340,954
32,327	Getlink SE	583,983
14,210	Unibail-Rodamco-Westfield	1,510,311
13,364	Veolia Environnement SA	454,302
1,521	Vinci SA	215,543
	Total France	6,252,919
Germany - 1.1%
52,815	E.ON SE	940,194
7,865	Fraport AG Frankfurt Airport Services Worldwide*	659,693
6,026	LEG Immobilien SE	453,045
5,317	RWE AG	270,059
327,232	Sirius Real Estate Ltd., REIT	425,309
51,026	TAG Immobilien AG	870,195
	Total Germany	3,618,495
Greece - 0.2%
53,275	Athens International Airport SA	627,111
Hong Kong - 1.5%
462,600	China Gas Holdings Ltd.	511,626
142,000	CLP Holdings Ltd.	1,240,866
33,000	Henderson Land Development Co., Ltd.	124,547
377,500	HK Electric Investments & HK Electric Investments Ltd.	303,044
171,942	Hongkong Land Holdings Ltd.	1,092,821
97,180	Link REIT	461,398
94,811	Sun Hung Kai Properties Ltd.	1,202,825
117,313	Swire Properties Ltd.	322,097
	Total Hong Kong	5,259,224
Ireland - 0.4%
11,476	CRH PLC	1,377,321
Italy - 2.1%
388,179	Enav SpA	2,060,743
254,892	Enel SpA	2,633,929
36,443	ERG SpA	926,678
38,299	Infrastrutture Wireless Italiane SpA	350,067
106,242	Terna - Rete Elettrica Nazionale	1,120,522
	Total Italy	7,091,939
Japan - 3.1%
39	Advance Residence Investment Corp.	42,724
33,606	Arealink Co., Ltd.	222,611
94	GLP J-Reit	89,056
1,104	Invincible Investment Corp.	472,051

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
401	Japan Real Estate Investment Corp.	$343,205
393	KDX Realty Investment Corp., Class A Shares	448,046
157	LaSalle Logiport REIT	156,081
56,620	Mitsubishi Estate Co., Ltd.	1,342,544
447	Mitsui Fudosan Accommodations Fund Inc., Class A Shares	380,356
226,389	Mitsui Fudosan Co., Ltd.	2,660,900
1,651	Nippon Prologis REIT Inc.	994,550
324	Nomura Real Estate Master Fund Inc.	353,412
3,118	Open House Group Co., Ltd.	183,213
762	Orix JREIT Inc.	523,028
289	Star Asia Investment Corp.	115,623
32,160	Sumitomo Realty & Development Co., Ltd.	1,552,730
18,773	Tokyo Metro Co., Ltd.	192,910
306	United Urban Investment Corp.	361,770
	Total Japan	10,434,810
Luxembourg - 0.4%
35,147	ArcelorMittal SA	1,515,539
Mexico - 1.1%
10,778	Corp. Inmobiliaria Vesta SAB de CV, ADR	335,735
3,008	Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)	323,540
3,544	Grupo Aeroportuario del Pacifico SAB de CV, ADR	841,665
7,645	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,308,408
	Total Mexico	3,809,348
Netherlands - 0.7%
33,684	CTP NV	716,646
5,404	Ferrovial SE	353,664
25,064	Koninklijke Vopak NV	1,135,361
	Total Netherlands	2,205,671
New Zealand - 0.9%
591,198	Auckland International Airport Ltd.	2,713,390
35,916	Infratil Ltd.	240,451
	Total New Zealand	2,953,841
Norway - 0.1%
56,825	Norsk Hydro ASA	406,320
Philippines - 0.1%
35,994	International Container Terminal Services Inc.	333,470
Singapore - 1.2%
404,648	CapitaLand Ascendas REIT	878,465
477,177	CapitaLand Integrated Commercial Trust	866,347
317,300	Centurion Accommodation Reit*	281,777
257,713	Frasers Centrepoint Trust	453,538
186,994	Keppel DC REIT	333,843
119,021	Lendlease Global Commercial REIT	56,983
792,428	NTT DC REIT*	761,194
79,783	Sembcorp Industries Ltd.	378,154
	Total Singapore	4,010,301
South Africa - 0.6%
39,422	Impala Platinum Holdings Ltd., ADR(c)	492,775
22,631	Valterra Platinum Ltd.	1,577,449
	Total South Africa	2,070,224
Spain - 4.1%
106,575	Aena SME SA(d)	2,898,988
112,897	Cellnex Telecom SA(d)	3,385,587

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Spain - (continued)
126,513	EDP Renovaveis SA	$1,684,159
59,600	Iberdrola SA	1,258,518
47,303	Merlin Properties Socimi SA	697,924
9,911	Neinor Homes SA*	211,404
66,216	Redeia Corp. SA	1,180,990
55,043	Repsol SA	1,021,439
357,519	Sacyr SA	1,596,995
	Total Spain	13,936,004
Sweden - 0.7%
4,383	Catena AB	205,518
23,637	Cibus Nordic Real Estate AB publ	409,819
68,735	Dios Fastigheter AB	470,629
155,652	Fastighets AB Balder, Class B Shares*	1,119,071
14,108	Wihlborgs Fastigheter AB	137,381
	Total Sweden	2,342,418
Switzerland - 0.0%
162	Flughafen Zurich AG, Class Registered Shares	48,289
Thailand - 0.2%
475,000	Airports of Thailand PCL(c)	643,391
United Kingdom - 6.0%
55,685	Anglo American PLC	2,106,716
277,115	BP PLC	1,666,005
23,498	BP PLC, ADR	848,278
11,669	Derwent London PLC	261,851
124,702	Helios Towers PLC*	263,407
52,327	Land Securities Group PLC	419,249
284,703	LondonMetric Property PLC	709,349
259,460	National Grid PLC	3,932,745
1,635	National Grid PLC, ADR	124,440
164,078	Pennon Group PLC	1,197,596
20,219	Rio Tinto PLC	1,454,145
22,637	Safestore Holdings PLC	222,051
15,663	Segro PLC	147,928
10,388	Severn Trent PLC	387,316
132,513	Shaftesbury Capital PLC	253,562
54,398	Shell PLC	2,000,590
39,548	SSE PLC	1,150,936
324,745	Tritax Big Box REIT PLC	638,868
68,308	UNITE Group PLC	477,437
141,382	United Utilities Group PLC	2,313,957
	Total United Kingdom	20,576,426
United States - 49.4%
25,981	Acadia Realty Trust	534,429
29,149	Agree Realty Corp.	2,192,588
50,482	Alcoa Corp.	2,107,119
2,141	Alexandria Real Estate Equities Inc.	114,907
3,546	Alliant Energy Corp.	246,341
8,426	Ameren Corp.	896,105
24,969	American Electric Power Co., Inc.	3,090,413
11,659	American Healthcare REIT Inc.	592,044
7,058	American Homes 4 Rent, Class A Shares	226,703
8,063	American Tower Corp.	1,461,580
19,217	Antero Resources Corp.*	700,075

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
8,123	Arcosa Inc.	$865,424
9,127	AvalonBay Communities Inc.	1,660,566
4,326	Black Hills Corp.	319,216
14,725	Brixmor Property Group Inc.	384,912
26,745	Broadstone Net Lease Inc., Class A Shares	469,910
15,685	Bunge Global SA	1,506,858
3,801	Camden Property Trust	404,198
26,647	CareTrust REIT Inc.	1,000,062
4,064	Casella Waste Systems Inc., Class A Shares*	391,729
1,353	Caterpillar Inc.	779,003
2,062	CBRE Group Inc., Class A Shares*	333,693
34,089	CenterPoint Energy Inc.	1,362,878
18,771	CF Industries Holdings Inc.	1,477,278
14,117	Cheniere Energy Inc.	2,942,830
4,897	Chord Energy Corp.	459,632
25,375	CMS Energy Corp.	1,914,290
61,780	Coeur Mining Inc.*	1,066,941
13,393	ConocoPhillips	1,187,825
781	Constellation Energy Corp.	284,565
8,032	COPT Defense Properties	246,823
7,079	Core Natural Resources Inc.	566,320
27,885	Corteva Inc.	1,881,401
93,856	Crescent Energy Co., Class A Shares	885,062
36,716	Crown Castle Inc.	3,351,437
11,418	CSX Corp.	403,741
5,858	CubeSmart	218,093
9,921	Curbline Properties Corp.	237,509
31,379	Darling Ingredients Inc.*	1,148,785
1,104	Deere & Co.	512,797
18,420	Diamondback Energy Inc.	2,810,708
16,763	Digital Realty Trust Inc.	2,684,092
42,698	DigitalBridge Group Inc.	414,598
26,074	Dominion Energy Inc.	1,636,665
10,782	Douglas Emmett Inc.	131,433
1,494	DT Midstream Inc.	181,461
5,538	EastGroup Properties Inc.	1,003,375
14,637	Empire State Realty Trust Inc., Class A Shares	102,898
24,978	Entergy Corp.	2,435,855
10,540	EQT Corp.	641,464
7,563	Equinix Inc.	5,697,284
903	Equity LifeStyle Properties Inc.	56,772
21,609	Equity Residential	1,334,356
10,493	Essential Properties Realty Trust Inc.	332,208
48,320	Essential Utilities Inc.	1,912,989
5,453	Essex Property Trust Inc.	1,437,520
13,817	Evergy Inc.	1,072,890
42,802	Exelon Corp.	2,016,830
21,595	Expand Energy Corp.	2,633,078
7,570	Extra Space Storage Inc.	1,008,097
7,955	Exxon Mobil Corp.	922,144
20,890	First Industrial Realty Trust Inc.	1,195,744
3,787	First Solar Inc.*	1,033,548
8,558	Four Corners Property Trust Inc.	205,734

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
39,687	Freeport-McMoRan Inc.	$1,705,747
19,542	Gaming & Leisure Properties Inc.	850,663
35,072	GO Residential Real Estate Investment Trust	387,195
34,147	Helmerich & Payne Inc.	952,701
10,885	HF Sinclair Corp.	575,925
7,764	Highwoods Properties Inc.	215,839
1,254	Hyatt Hotels Corp., Class A Shares	206,145
1,056	IDACORP Inc.	139,160
56,082	International Paper Co.	2,214,117
73,344	Invitation Homes Inc.	2,068,301
16,146	Iron Mountain Inc.	1,394,207
14,561	Kilroy Realty Corp.	624,521
70,696	Kimbell Royalty Partners LP	880,165
37,119	Kimco Realty Corp.	766,879
74,260	Kinder Morgan Inc.	2,028,783
1,121	Lamar Advertising Co., Class A Shares	148,409
8,439	Lineage Inc.	302,285
6,102	Louisiana-Pacific Corp.	500,425
4,219	LXP Industrial Trust	204,622
35,001	Macerich Co.	607,617
7,162	Marathon Petroleum Corp.	1,387,494
657	Marriott International Inc., Class A Shares	200,247
36,508	Metallus Inc.*	617,350
3,887	Mid-America Apartment Communities Inc.	528,204
26,959	Mosaic Co.	660,226
46,004	NETSTREIT Corp.(a)	843,253
42,998	Newmont Corp.	3,901,209
64,815	NextEra Energy Inc.	5,592,886
49,069	NiSource Inc.	2,165,415
5,122	NNN REIT Inc.	211,795
2,205	Norfolk Southern Corp.	644,058
3,077	NRG Energy Inc.	521,521
3,608	Nucor Corp.	575,440
4,237	Omega Healthcare Investors Inc.	194,563
33,054	ONEOK Inc.	2,406,992
6,034	Packaging Corp. of America	1,231,358
27,873	Peabody Energy Corp.	759,261
102,358	Permian Resources Corp., Class A Shares	1,483,167
128,594	PG&E Corp.	2,072,935
10,350	Phillips 66	1,417,536
40,999	Prologis Inc.	5,269,601
8,632	Public Storage	2,369,829
7,055	Realty Income Corp.	406,439
6,131	Regency Centers Corp.	436,282
3,162	Republic Services Inc., Class A Shares	686,344
18,039	Rexford Industrial Realty Inc.	750,603
5,471	Royal Gold Inc.	1,115,209
4,715	Ryman Hospitality Properties Inc.	449,952
24,233	Sabra Health Care REIT Inc.	472,786
50,933	Sempra	4,824,374
15,165	Simon Property Group Inc.	2,825,543
11,145	SITE Centers Corp.	82,027
8,449	SL Green Realty Corp.	398,201

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
8,425	Smartstop Self Storage REIT Inc.	$275,329
9,256	Southern Co.	843,407
10,072	Spire Inc.	892,984
24,819	SSR Mining Inc.*	577,669
10,308	Steel Dynamics Inc.	1,729,992
5,637	Sun Communities Inc.	726,271
15,946	Tanger Inc.	535,467
2,637	Targa Resources Corp.	462,292
2,719	UDR Inc.	99,026
2,129	Union Pacific Corp.	493,566
17,579	Unit Corp.(c)	595,823
6,796	Urban Edge Properties	130,619
9,138	Valero Energy Corp.	1,615,233
44,341	Ventas Inc.	3,575,215
10,113	Veris Residential Inc.	152,302
63,154	VICI Properties Inc., Class A Shares	1,820,098
2,629	Vistra Corp.	470,223
7,869	Waste Management Inc.	1,714,419
797	WEC Energy Group Inc.	89,320
39,327	Welltower Inc.	8,188,668
23,741	Williams Cos., Inc.	1,446,539
5,657	Wyndham Hotels & Resorts Inc.	414,092
44,714	Xcel Energy Inc.	3,671,467
	Total United States	168,123,652
	TOTAL COMMON STOCKS
	(Cost - $273,837,758)	299,603,037
EXCHANGE TRADED FUNDS (ETFs) - 10.6%
United States - 10.6%
30,694	Bitwise Bitcoin*	1,513,828
531,918	Pimco Commodity Strategy Active Exchange-Traded Fund	14,750,086
182,236	SPDR Gold MiniShares Trust*	15,209,416
55,660	VanEck Gold Miners	4,632,582
	Total United States	36,105,912
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $30,008,470)	36,105,912
LIMITED PARTNERSHIP - 0.2%
United States - 0.2%
33,442	Energy Transfer LP
	(Cost - $598,176)	558,816
CLOSED-END FUND - 0.0%
Jersey, Channel Islands - 0.0%
33,279	3i Infrastructure PLC
	(Cost - $138,982)	160,784
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $304,583,386)	336,428,549

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Real Assets Fund (continued)
Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.1%
TIME DEPOSITS - 1.1%
486	AUD	ANZ National Bank - Hong Kong, 2.300% due 12/1/25	$319
		Brown Brothers Harriman - Grand Cayman:
227	JPY	0.120% due 12/1/25	2
58	SEK	0.660% due 12/1/25	6
16	NZD	1.100% due 12/1/25	9
		Citibank - London:
89	EUR	0.880% due 12/1/25	103
4,909	GBP	2.910% due 12/1/25	6,496
196	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.980% due 12/1/25	25
12,690	SGD	Hong Kong & Shanghai Bank - Singapore, 0.350% due 12/1/25	9,793
3,122,079		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	3,122,079
		Royal Bank of Canada - Toronto:
56	CAD	1.080% due 12/1/25	40
733,031		3.220% due 12/1/25	733,031
		TOTAL TIME DEPOSITS
		(Cost - $3,871,903)	3,871,903
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.3%
MONEY MARKET FUND - 0.3%
946,357		Federated Government Obligations Fund, Premier Class, 3.915%(e)
		(Cost - $946,357)	946,357
		TOTAL INVESTMENTS - 100.2%
		(Cost - $309,401,646)	341,246,809
		Liabilities in Excess of Other Assets - (0.2)%	(777,846)
		TOTAL NET ASSETS - 100.0%	$340,468,963

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security trades on the Hong Kong exchange.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2025, amounts to $1,731,989 and represents 0.51% of net assets.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $6,284,575 and represents 1.85% of net assets.
(e)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor's Depository Receipts

Schedules of Investments

November 30, 2025 (unaudited)

Destinations Real Assets Fund (concluded)

Summary of Investments by Security Sector^
Financial	30.0%
Utilities	17.7
Energy	14.8
Industrial	11.1
Basic Materials	10.7
Consumer Non-cyclical	2.8
Communications	0.5
Consumer Cyclical	0.4
Exchange Traded Funds (ETFs)	10.6
Closed-End Fund	0.0 *
Short-Term Investments	1.1
Money Market Fund	0.3
100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%.

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Ratings (unaudited) (concluded)

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

November 30, 2025 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund, Destinations Shelter Fund and Destinations Real Assets Fund (reopened on November 14, 2024) (individually, a “Fund” and collectively, the “Funds”). The Destinations Funds are used to implement certain model-based advisory programs. Client assets from such advisory programs were reallocated into the Fund as of November 14, 2024, and, accordingly, audited financial statements have only been provided for the period from November 14, 2024 until the Fund’s fiscal year end on February 28, 2025. Because the Fund was not an active component in those advisory programs during its 2022, 2023 and 2024 fiscal years, there were no audited financial statements for the Fund during those fiscal years. For the Fund’s 2022, 2023 and 2024 fiscal years, the Adviser was the sole beneficial owner of the Fund, and the Fund had only de minimis assets, which consisted entirely of cash. Because the Fund was not obligated to conduct an audit for the fiscal years ended 2022, 2023 and 2024, unaudited financial statements for those time periods have not been included within this report. Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Orion Portfolio Solutions LLC serves as the investment adviser to the Funds and conducts business as Brinker Capital Investments (“Brinker Capital” or the “Adviser”). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the last posted settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at the last reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. Pursuant to the requirements of the 1940 Act and Rule 2a-5, the Board designated a committee of persons at the investment adviser as the “Valuation Designee” to perform fair value determinations and approved revised policies and procedures for the Trust. The Valuation Designee is subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Valuation Designee’s fair value determinations. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities.

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are  normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from  actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$50,487,956	$50,487,956	$–	$–
Communications	483,468,128	483,468,128	–	–
Consumer Cyclical	353,154,302	353,154,302	–	–
Consumer Non-cyclical	459,280,408	459,280,408	–	–
Energy	96,002,534	96,002,534	–	–
Financial	546,794,288	546,794,288	–	–
Industrial	362,566,082	362,566,082	–	–
Technology	1,006,683,225	1,006,680,094	–	3,131
Utilities	15,078,856	15,078,856	–	–
Exchange Traded Funds (ETFs)	206,211,933	206,211,933	–	–
Preferred Stocks	771,368	–	–	771,368
Short-Term Investments:
Time Deposits	45,840,083	–	45,840,083	–
Total Investments, at value	$3,626,339,163	$3,579,724,581	$45,840,083	$774,499
Other Financial Instruments - Assets
Futures Contracts	$102,410	$102,410	$–	$–
Total Other Financial Instruments - Assets	$102,410	$102,410	$–	$–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$32,616,180	$32,616,180	$–	$–
Communications	30,183,323	30,183,323	–	–
Consumer Cyclical	72,277,168	72,277,168	–	–
Consumer Non-cyclical	150,018,003	150,017,821	–	182
Energy	38,028,077	38,028,077	–	–
Financial	119,430,857	119,430,857	–	–
Government	31,250	31,250	–	–
Industrial	144,436,146	144,436,146	–	–
Technology	60,004,421	60,004,421	–	–
Utilities	25,689,973	25,689,973	–	–
Exchange Traded Funds (ETFs)	22,533,129	22,533,129	–	–
Limited Partnership	12,799	12,799	–	–
Closed-End Fund	1,919	1,919	–	–
Rights	320	320	–	–
Warrant	81	81	–	–
Short-Term Investments:
Time Deposits	12,859,530	–	12,859,530	–
Money Market Fund	6,469,146	6,469,146	–	–
Total Investments, at value	$714,592,322	$701,732,610	$12,859,530	$182
Other Financial Instruments - Assets
Futures Contracts	$36,695	$36,695	$–	$–
Total Other Financial Instruments - Assets	$36,695	$36,695	$–	$–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$48,572,190	$–	$48,572,190	$–
Austria	1,030,182	–	1,030,182	–
Belgium	3,737,316	–	3,737,316	–
Bermuda	2,010,612	–	2,010,612	–
Brazil	28,903,036	5,918,754	22,984,282	–
Canada	129,290,394	18,071,367	111,219,027	–
Chile	1,619,106	1,404,749	214,357	–
China	64,819,992	16,100,369	48,719,623	–
Denmark	25,597,369	2,552,727	23,044,642	–
Finland	36,540,918	–	36,540,918	–
France	128,288,844	–	128,288,844	–
Germany	100,652,594	–	100,652,594	–
Greece	5,718,244	–	5,718,244	–
Hong Kong	31,214,230	8,245,981	22,968,249	–
India	109,046,362	2,885,098	106,161,264	–
Indonesia	21,068,307	–	21,068,307	–
Ireland	33,188,526	8,699,263	24,489,263	–
Israel	8,130,313	3,850,959	4,279,354	–
Italy	56,426,932	–	56,426,932	–
Japan	264,173,217	–	264,132,504	40,713
Luxembourg	9,586,490	1,453,640	8,132,850	–
Macau	145,872	–	145,872	–
Malaysia	1,648,070	–	1,648,070	–
Mexico	13,702,509	–	13,702,509	–
Netherlands	72,420,371	2,381,180	70,039,191	–
New Zealand	1,036,127	–	1,036,127	–
Norway	17,825,896	–	17,825,896	–
Peru	2,776,839	2,776,839	–	–
Philippines	2,865,387	–	2,865,387	–
Poland	3,293,999	–	3,293,999	–
Portugal	5,131,670	–	5,131,670	–
Russia	843	–	–	843
Saudi Arabia	2,536,966	–	2,536,966	–
Singapore	14,609,556	4,965,917	9,643,639	–
South Africa	4,240,734	–	4,240,734	–
South Korea	84,853,733	–	84,853,733	–
Spain	29,427,986	–	29,427,986	–
Sweden	48,227,477	2,899,130	45,328,347	–
Switzerland	88,801,098	9,465,880	79,335,218	–
Taiwan	87,335,412	10,975,935	76,359,477	–
Thailand	1,987,858	–	1,987,858	–
Turkey	447,604	–	447,604	–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
United Arab Emirates	$735,482	$–	$735,482	$–
United Kingdom	184,411,588	11,260,870	172,997,822	152,896
United States	29,794,978	28,040,822	812,564	941,592
Uruguay	13,329,833	13,329,833	–	–
Vietnam	1,530,933	–	1,530,933	–
Exchange Traded Funds (ETFs)	103,861,397	103,861,397	–	–
Preferred Stocks:
Germany	6,964,540	–	6,964,540	–
United States	52,677	–	–	52,677
Warrants:
Canada	– *	–	–	–	*
United States	650	650	–	–
Right	230	–	–	230
Short-Term Investments:
Time Deposits	18,940,481	–	18,940,481	–
U.S. Government Agency	10,457,000	–	10,457,000	–
Money Market Fund	14,501,488	14,501,488	–	–
Total Investments, at value	$1,977,512,458	$273,642,848	$1,702,680,659	$1,188,951
Other Financial Instruments - Assets
Futures Contracts	$66,094	$66,094	$–	$–
OTC Total Return Swaps	1,093,797	–	1,093,797	–
Total Other Financial Instruments - Assets	$1,159,891	$66,094	$1,093,797	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(17,250)	$(17,250)	$–	$–
OTC Total Return Swaps	(1,177,586)	–	(1,177,586)	–
Total Other Financial Instruments - Liabilities	$(1,194,836)	$(17,250)	$(1,177,586)	$–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$11,951,905	$6,786,318	$5,165,587	$–
Communications	30,114,259	21,517,358	8,596,901	–
Consumer Cyclical	23,375,048	19,743,261	3,631,787	–
Consumer Non-cyclical	92,963,052	61,416,784	31,546,268	–
Energy	42,556,708	23,210,258	19,346,450	–
Financial	98,628,245	67,126,580	31,501,665	–
Industrial	40,595,228	18,565,162	22,030,066	–
Technology	19,598,629	17,648,282	1,950,347	–
Utilities	49,346,055	38,834,767	10,511,288	–
Exchange Traded Fund (ETF)	61,145,883	61,145,883	–	–
Limited Partnership	2,531,948	2,531,948	–	–
Convertible Preferred Stock	2,200,056	2,200,056	–	–
Warrant	1,486,966	1,486,966	–	–
Short-Term Investments:
Corporate Notes	1,392,971	–	1,392,971	–
Time Deposits	5,420,475	–	5,420,475	–
Money Market Fund	4,940,755	4,940,755	–	–
Total Investments, at value	$488,248,183	$347,154,378	$141,093,805	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(4,280)	$(4,280)	$–	$–
Total Other Financial Instruments - Liabilities	$(4,280)	$(4,280)	$–	$–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$414,382,656	$–	$414,382,656	$–
Mortgage-Backed Securities	395,427,349	–	395,427,349	–
Corporate Bonds & Notes	285,700,184	–	285,700,184	–
Collateralized Mortgage Obligations	255,530,030	–	255,530,030	–
Asset-Backed Securities	147,326,101	–	147,326,101	–
Collateralized Loan Obligations	22,555,106	–	22,555,106	–
Sovereign Bonds	9,843,394	–	9,843,394	–
Senior Loans	4,319,787	–	4,319,787	–
Municipal Bonds	982,470	–	982,470	–
Exchange Traded Fund (ETF)	29,659,228	29,659,228	–	–
Common Stock	4,858	–	–	4,858
Short-Term Investments:
Time Deposits	23,301,401	–	23,301,401	–
Money Market Fund	94,035	94,035	–	–
Total Investments, at value	$1,589,126,599	$29,753,263	$1,559,368,478	$4,858
Other Financial Instruments - Assets
Futures Contracts	$17,384	$17,384	$–	$–
Centrally Cleared Interest Rate Swap Contracts	560,952	–	560,952	–
Total Other Financial Instruments - Assets	$578,336	$17,384	$560,952	$–
Other Financial Instruments - Liabilities
Futures Contracts	$(16,299)	$(16,299)	$–	$–
Centrally Cleared Interest Rate Swap Contracts	(179,188)	–	(179,188)	–
Forward Sale Commitments	(28,736,065)	–	(28,736,065)	–
Total Other Financial Instruments - Liabilities	$(28,931,552)	$(16,299)	$(28,915,253)	$–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$1,045,676		$–	$1,045,676	$–
Communications	12,306,813		–	11,398,609	908,204
Consumer Cyclical	6,107,641		–	6,107,641	–
Consumer Non-cyclical	32,865,609		–	26,851,859	6,013,750
Energy	9,168,546		–	9,168,546	–
Financial	16,205,754		–	16,205,754	–
Healthcare	5,410,487		–	–	5,410,487
Industrial	9,446,292		–	9,446,292	–
Technology	10,603,790		–	10,603,790	–
Utilities	3,376,043		–	3,376,043	–
Collateralized Mortgage Obligations	32,590,231		–	32,590,231	–
U.S. Government Agencies & Obligations	29,152,137		–	29,152,137	–
Collateralized Loan Obligations	19,740,687		–	19,740,687	–
Asset-Backed Securities	11,951,588		–	11,951,588	–
Senior Loans:
United States	10,326,720		–	7,482,444	2,844,276
Mortgage-Backed Securities	2,992,404		–	2,992,404	–
Sovereign Bonds	248,982		–	248,982	–
Exchange Traded Fund (ETF)	34,917,760		34,917,760	–	–
Common Stocks:
Consumer Non-cyclical	863,098		29,117	– *	833,981
Diversified	2,583,381		2,583,381	–	–
Financial	–	*	–	–	–	*
Preferred Stock	1,441,863		1,441,863	–	–
Warrant	–	*	–	–	–	*
Short-Term Investments:
Commercial Papers	12,832,503		–	12,832,503	–
Corporate Notes	1,393,683		–	–	1,393,683
Time Deposits	11,757,021		–	11,757,021	–
Money Market Fund	3,623,544		3,623,544	–	–
Total Investments, at value	$282,952,253		$42,595,665	$222,952,207	$17,404,381
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(26,647)		$–	$(26,647)	$–
Total Other Financial Instruments - Liabilities	$(26,647)		$–	$(26,647)	$–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Argentina	$754,068		$–	$754,068		$–
Australia	992,158		–	992,158		–
Bermuda	9,991,669		–	9,991,669		–
Brazil	3,301,601		–	3,301,601		–
British Virgin Islands	1,471,673		–	1,471,673		–
Canada	17,216,668		–	17,216,668		–
Cayman Islands	15,643,626		–	15,643,626		–
Chile	12,022,517		–	12,022,517		–
Colombia	4,785,051		–	4,785,051		–
Czech Republic	4,497,102		–	4,497,102		–
Ecuador	210,880		–	210,880		–
France	3,709,645		–	3,709,645		–
Germany	20,162,820		–	20,162,820		–
Gibraltar	5,123,545		–	5,123,545		–
Guatemala	2,255,552		–	2,255,552		–
India	14,134,200		–	14,134,200		–
Indonesia	5,081,169		–	5,081,169		–
Ireland	2,075,004		–	2,075,004		–
Isle of Man	2,424,883		–	2,424,883		–
Italy	5,540,007		–	5,540,007		–
Japan	1,825,295		–	1,825,295		–
Jersey, Channel Islands	2,435,094		–	2,435,094		–
Kazakhstan	399,786		–	399,786		–
Kuwait	299,118		–	299,118		–
Luxembourg	35,846,899		–	35,846,899		–
Malaysia	397,076		–	397,076		–
Marshall Islands	1,226,949		–	1,226,949		–
Mexico	25,409,377		–	25,409,377		–
Morocco	2,043,365		–	2,043,365		–
Multinational	3,931,293		–	3,931,293		–
Netherlands	10,061,909		–	10,061,909		–
Norway	9,107,777		–	9,107,777		–
Panama	1,293,078		–	1,293,078		–
Paraguay	1,861,000		–	1,861,000		–
Peru	8,755,526		–	8,755,526		–
Portugal	–	*	–	–	*	–
Romania	187,258		–	187,258		–
Singapore	17,267,271		–	17,267,271		–
Spain	5,467,469		–	5,467,469		–
Sweden	20,257,794		–	18,700,568		1,557,226
United Kingdom	33,763,124		–	33,763,124		–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Corporate Bonds & Notes: (continued)
United States	$204,372,596	$–	$198,099,021	$6,273,575
Senior Loans:
United States	41,922,622	–	41,530,669	391,953
Sovereign Bonds	9,322,884	–	9,322,884	–
Asset-Backed Securities	6,304,569	–	6,304,569	–
U.S. Government Agency & Obligation	4,955,250	–	4,955,250	–
Exchange Traded Fund (ETF)	13,647,497	13,647,497	–	–
Common Stocks:
Australia	38,118	38,118	–	–
Canada	– *	–	– *	–
Mexico	592,950	592,950	–	–
United States	12,021,272	5,635,634	–	6,385,638
Preferred Stocks	7,816,201	7,816,201	–	–
Right	241,409	241,409	–	–
Warrants	– *	–	–	–	*
Short-Term Investments:
Commercial Papers	31,567,894	–	31,567,894	–
Corporate Notes	2,389,637	–	–	2,389,637
Time Deposits	33,633,926	–	33,633,926	–
U.S. Government Obligations	13,868,232	–	13,868,232	–
Money Market Fund	7,867,613	7,867,613	–	–
Total Investments, at value	$703,792,966	$35,839,422	$650,955,515	$16,998,029
Other Financial Instruments - Assets
Forward Foreign Currency Contract	$11,449	$–	$11,449	$–
Total Other Financial Instruments - Assets	$11,449	$–	$11,449	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(53,556)	$(53,556)	$–	$–
Forward Foreign Currency Contracts	(414,827)	–	(414,827)	–
Securities Sold Short:
Corporate Bonds & Notes	(4,376,014)	–	(4,376,014)	–
Exchange Traded Fund (ETF)	(2,300,116)	(2,300,116)	–	–
Total Other Financial Instruments - Liabilities	$(7,144,513)	$(2,353,672)	$(4,790,841)	$–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$608,674,140		$–		$608,674,140	$–
Exchange Traded Fund (ETF)	10,967,033		10,967,033		–	–
Warrant	–	*	–	*	–	–
Short-Term Investments:
Municipal Bond	2,035,674		–		2,035,674	–
Time Deposits	24,166,662		–		24,166,662	–
Money Market Fund	11,048,625		11,048,625		–	–
Total Investments, at value	$656,892,134		$22,015,658		$634,876,476	$–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$129,753,255	$–	$129,753,255	$–
Asset-Backed Securities	61,823,892	–	61,823,892	–
Corporate Bonds & Notes	35,211,990	–	35,211,990	–
Collateralized Loan Obligations	19,297,547	–	19,297,547	–
Senior Loans	11,496,308	–	11,496,308	–
Common Stocks	107,432,230	107,432,230	–	–
Open-End Fund	73,024,221	–	73,024,221	–
Warrants	934,122	934,122	–	–
Rights	365,382	365,382	–	–
Short-Term Investments:
Time Deposits	92,357,592	–	92,357,592	–
Money Market Fund	1,614,647	1,614,647	–	–
Total Investments, at value	$533,311,186	$110,346,381	$422,964,805	$–
Other Financial Instruments - Assets
OTC Credit Default Swaps	$1,131,431	$–	$1,131,431	$–
OTC Total Return Swaps	4,724	–	4,724	–
Total Other Financial Instruments - Assets	$1,136,155	$–	$1,136,155	$–
Other Financial Instruments - Liabilities
OTC Credit Default Swaps	$(723,756)	$–	$(723,756)	$–
OTC Total Return Swaps	(1,387,348)	–	(1,387,348)	–
Securities Sold Short:
Common Stocks	(6,933,313)	(6,933,313)	–	–
Total Other Financial Instruments - Liabilities	$(9,044,417)	$(6,933,313)	$(2,111,104)	$–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$95,753,619	$95,753,619	$–	$–
Purchased Options	848,585	848,585	–	–
Short-Term Investments:
Time Deposit	383,298	–	383,298	–
Total Investments, at value	$96,985,502	$96,602,204	$383,298	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(557,730)	$(557,730)	$–	$–
Total Other Financial Instruments - Liabilities	$(557,730)	$(557,730)	$–	$–

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks:
Australia	$11,975,910	$–	$11,975,910	$–
Belgium	1,157,770	47,936	1,109,834	–
Bermuda	559,847	559,847	–	–
Canada	27,593,327	13,300,661	14,292,666	–
China	679,470	–	679,470	–
France	6,252,919	–	6,252,919	–
Germany	3,618,495	–	3,618,495	–
Greece	627,111	–	627,111	–
Hong Kong	5,259,224	–	5,259,224	–
Ireland	1,377,321	–	1,377,321	–
Italy	7,091,939	–	7,091,939	–
Japan	10,434,810	–	10,434,810	–
Luxembourg	1,515,539	1,515,539	–	–
Mexico	3,809,348	3,809,348	–	–
Netherlands	2,205,671	–	2,205,671	–
New Zealand	2,953,841	–	2,953,841	–
Norway	406,320	–	406,320	–
Philippines	333,470	–	333,470	–
Singapore	4,010,301	–	4,010,301	–
South Africa	2,070,224	492,775	1,577,449	–
Spain	13,936,004	–	13,936,004	–
Sweden	2,342,418	–	2,342,418	–
Switzerland	48,289	–	48,289	–
Thailand	643,391	–	643,391	–
United Kingdom	20,576,426	972,718	19,603,708	–
United States	168,123,652	167,545,983	577,669	–
Exchange Traded Funds (ETFs)	36,105,912	36,105,912	–	–
Limited Partnerships	558,816	558,816	–	–
Closed-End Fund	160,784	–	160,784	–
Short-Term Investments:
Time Deposits	3,871,903	–	3,871,903	–
Money Market Fund	946,357	946,357	–	–
Total Investments, at value	$341,246,809	$225,855,892	$115,390,917	$–

*	Includes securities that are fair valued at $0.
**	The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

Notes to Financial Statements

November 30, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Fair Value at November 30, 2025	Valuation Technique	Unobservable Input	Range	Weighted Average
Destinations Low Duration Fixed Income Fund
Senior Loans	$2,844,276	Prior Transaction Analysis	Transaction Price	99.50	99.50
Common Stock	$833,981	Asset-Based Valuation	Discounted Price Share 15%	1.00	1.00
Corporate Bond	$8,315,637	Prior Transaction Analysis	Transaction Price	85 - 96.20	88.10
Corporate Bond	$5,410,487	Market Comparables	Yield to Maturity 20%	89.15	89.15
Total	$17,404,381
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$391,953	Prior Transaction Analysis	Transaction Price	100	100
Common Stock	$2,735,078	Asset-Based Valuation	Discounted Price Share 15%	1.00	1.00
Common Stock	$3,650,560	LTM EBITDA	Enterprise Value $64-$66mm	64,000	64,000
Corporate Bond	$8,977,163	Prior Transaction Analysis	Transaction Price	85 - 96.20	89.92
Corporate Bond	$1,243,275	Spread-Based Valuation	Spread to Worst	+316	+316
Total	$16,998,029

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2025 through November 30, 2025:

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Warrants		Short Terms
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2025	$17,914,916	$10,711,118	$5,562,972	$1,347,134	$-		$293,692
Purchases	1,977,605	571,379	86,356	-	-		1,319,870
(Sales/Paydowns)	(3,217,302)	(361,000)	(2,268,625)	(587,677)	-		-
Total realized gain (loss)	(2,635,950)	-	(2,950,289)	314,339	-		-
Change in unrealized appreciation (depreciation)	2,456,908	502,740	2,413,862	(239,815)	-		(219,879)
Transfers In**	908,204	908,204	-	-	-		-
Transfers Out	-	-	-	-	-		-
Balance as of November 30, 2025	$17,404,381	$12,332,441	$2,844,276	$833,981 *	$-	*	$1,393,683
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2025	$2,564,964	$367,255	$2,660,541	$(239,815)	$-		$(223,017)

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2025	$15,634,693	$6,537,468	$1,280,084	$7,180,584	$203,532	*	$433,025
Purchases	2,915,112	379,514	272,521	-	-		2,263,077
(Sales/Paydowns)	(402,000)	(302,000)	-	(100,000)	-		-
Total realized gain (loss)	(1,603,085)	-	(994,453)	(103,133)	(505,499)		-
Change in unrealized appreciation (depreciation)	(1,014,489)	(341,407)	(76,771)	(591,813)	301,967		(306,465)
Transfers In**	1,557,226	1,557,226	-	-	-		-
Transfers Out***	(89,428)	-	(89,428)	-	-		-
Balance as of November 30, 2025	$16,998,029	$7,830,801	$391,953	$6,385,638	$-	*	$2,389,637
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2025	$9,202,192	$8,754,497	$1,107,212	$(591,813)	$301,967		$(369,671)

*	Includes securities that are fair valued at $0.
**	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.
***	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.

Notes to Financial Statements

November 30, 2025 (unaudited)(concluded)

2. Investment valuation (continued)

Level 3 investments held during and at the end of the period ended November 30, 2025 in relation to net assets of the Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund and Destinations Core Fixed Income Fund were not significant (0.02%, 0.00%, 0.06% and 0.00% of total net assets, respectively) and accordingly, a reconciliation of Level 3 assets for the period ended November 30, 2025 is not presented.

3. Investments

At November 30, 2025, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$2,736,000,623	$916,319,746	$(25,878,796)	$890,440,950
Destinations Small-Mid Cap Equity Fund	561,066,786	172,500,342	(18,938,111)	153,562,231
Destinations International Equity Fund	1,458,038,989	589,814,352	(70,375,828)	519,438,524
Destinations Equity Income Fund	377,417,556	118,192,024	(7,365,677)	110,826,347
Destinations Core Fixed Income Fund	1,655,137,974	22,444,900	(116,809,491)	(94,364,591)
Destinations Low Duration Fixed Income Fund	293,078,824	4,204,380	(14,357,598)	(10,153,218)
Destinations Global Fixed Income Opportunities Fund	705,069,508	17,088,637	(25,498,243)	(8,409,606)
Destinations Municipal Fixed Income Fund	652,130,773	14,630,721	(9,869,360)	4,761,361
Destinations Multi Strategy Alternatives Fund	503,601,562	32,691,400	(10,890,038)	21,801,362
Destinations Shelter Fund	52,604,599	44,660,475	(837,302)	43,823,173
Destinations Real Assets Fund	309,401,646	43,349,855	(11,504,692)	31,845,163